UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Bond Index Fund

Annual Report
June 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

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You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2022	Past 1 year	Life of Fund A
Fidelity® SAI Municipal Bond Index Fund	-9.74%	-1.30%

A     From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Municipal Bond Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

11,000
10,750
10,500
10,250
10,000
9,750
$9,600
2019
2020
2021
'22
Period Ending Values
$9,618 Fidelity® SAI Municipal Bond Index Fund
$9,914 Bloomberg Municipal Bond Index

Management's Discussion of Fund Performance
Management's Discussion of Fund Performance
Market Recap: Tax-exempt municipal bonds notably declined for the 12 months ending June 30, 2022, held back largely by the U.S. Federal Reserve's actions to rein in persistent inflation. The Bloomberg Municipal Bond Index returned -8.57% for the period. In the second half of 2021, the muni market benefited from an improved fiscal outlook for many issuers, bolstered by better-than-expected tax revenue, as well as by substantial federal aid from the American Rescue Plan Act. Investor demand was strong amid expectations for higher tax rates on upper-income tax brackets. From January through April 2022, however, the lack of tax increases, along with rapidly rising inflation and growing concern that interest rates were headed higher, and more quickly, than the market initially anticipated led to rate volatility and investor outflows. The Fed raised its target policy rate by 25 basis points (0.25%) in mid-March. In May, munis staged a partial rebound when expectations for additional rate hikes became more tempered amid concern about a recession. In June, investors again pushed yields higher when the Fed followed its 50-basis-point May rate hike with an increase of 75 basis points - the biggest since 1994. The period ended on a somewhat brighter note when some investors, drawn by compelling tax-free yields and further signs of an economic slowdown, returned to the muni market. Muni credit fundamentals remained solid for the 12 months overall and, for most issuers, the risk of credit-rating downgrades appeared low.
Comments from Co-Portfolio Managers Brandon Bettencourt, Richard Munclinger and Michael Maka:
For the fiscal year, the fund returned -9.74%, lagging, net of fees, the -8.57% return of the benchmark, the Bloomberg Municipal Bond Index. Our goal is to produce monthly returns, before expenses, that closely match the benchmark's return. We use a method known as stratified sampling, which matches the index's risk factors, but does not always hold all bonds in the exact proportions of the index. Trading costs associated with the purchase and sale of municipal securities detracted from performance versus the benchmark as heightened market uncertainty and volatility triggered elevated shareholder flows. Differences in the way fund holdings and index components were priced also detracted from the fund's relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary June 30, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

California	16.2
New York	15.1
Texas	8.3
Illinois	5.3
Pennsylvania	4.2

Revenue Sources (% of Fund's net assets)
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.9%
Transportation	16.9%
Special Tax	10.3%
Water & Sewer	9.8%
Health Care	9.0%
Education	5.8%
Electric Utilities	5.2%
Others* (Individually Less Than 5%)	10.1%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022
Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	71,560
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,991
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	30,881
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (b)	30,000	30,000
Series 2019 A, 4% 6/1/25	180,000	183,120
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	55,049
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	58,114
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	25,000	27,886
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	52,769
Series 2017 B1, 3.25% 9/1/31	45,000	42,129
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,042
Series 2017 B, 3% 7/1/35	30,000	27,970
TOTAL ALABAMA		626,511
Arizona - 2.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	15,748
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	68,501
Bullhead City Excise Taxes Series 2021, 2.7% 7/1/51	90,000	61,654
City of Lake Havasu Wastewtr. Sys. Rev. Series 2015 B, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	60,000	59,832
Glendale Muni. Property Corp. Rev. Series 2012 C, 4% 7/1/38	225,000	225,246
Glendale Wtr. & Swr. Rev. Series 2015, 5% 7/1/26	325,000	351,193
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	42,182
McAllister Academic Village LLC Rev. Series 2016, 5% 7/1/39	175,000	187,193
Mesa Util. Sys. Rev. Series 2016, 3% 7/1/38	125,000	111,363
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	98,060
Series 2017 D, 5% 7/1/25	20,000	21,456
Series 2019 B, 5% 7/1/44 (c)	40,000	41,801
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	30,174
5.5% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	98,213
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	26,827
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	70,202
Series 2015 A, 5% 12/1/32	25,000	26,590
Series 2017 A, 5% 1/1/28	55,000	62,349
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	21,595
5.25% 12/1/24	15,000	15,791
5.25% 12/1/26	15,000	16,189
Series 2007, 5.25% 12/1/23	15,000	15,530
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	100,872
TOTAL ARIZONA		1,768,561
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	158,056
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	37,342
TOTAL ARKANSAS		195,398
California - 16.2%
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series C, 0% 9/1/36 (Escrowed to Maturity)	90,000	55,081
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	28,609
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	49,376
Series 2018 A, 2.625%, tender 4/1/26 (b)	70,000	69,123
Series 2017 S7:
4% 4/1/34	50,000	51,213
4% 4/1/42	10,000	9,948
4% 4/1/47	45,000	43,902
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	10,525
Series S7, 5% 4/1/24	5,000	5,263
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	91,081
California Dept. of Wtr. Resources:
Series 2014, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	160,000	171,291
Series 2017 AX, 5% 12/1/24	160,000	171,369
Series AV, 4% 12/1/31	10,000	10,370
Series BA, 5% 12/1/32	5,000	5,675
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	11,396
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	15,817
Series T1, 5% 3/15/39	20,000	23,522
California Gen. Oblig.:
Series 2007, 5.25% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	105,000	125,045
Series 2012:
3.5% 9/1/32	50,000	49,999
4% 9/1/37	350,000	350,032
Series 2013:
4% 4/1/43	40,000	39,932
5% 9/1/27	70,000	72,472
5% 11/1/30	15,000	15,585
Series 2014:
4% 11/1/44	10,000	9,958
5% 11/1/24	100,000	106,749
5% 12/1/24	15,000	15,665
5% 10/1/28	10,000	10,606
5% 5/1/32	105,000	109,946
5% 8/1/35	20,000	21,030
5% 10/1/39	25,000	26,314
Series 2015:
3.25% 3/1/32	100,000	98,645
4% 3/1/45	100,000	99,425
5% 8/1/23	25,000	25,898
5% 8/1/26	20,000	21,676
5% 8/1/26	30,000	32,116
5% 9/1/26	40,000	43,432
5% 9/1/28	50,000	53,936
5% 8/1/29	20,000	21,485
5% 8/1/30	50,000	53,015
5% 8/1/45	30,000	31,354
Series 2016:
3% 9/1/33	30,000	27,844
5% 9/1/23	50,000	51,918
5% 9/1/24	55,000	58,478
5% 9/1/25	25,000	27,188
5% 9/1/26	15,000	16,633
5% 9/1/30	20,000	21,881
5% 9/1/45	10,000	10,607
Series 2017 A, 5% 8/1/26	65,000	71,958
Series 2017:
4% 8/1/27	55,000	58,199
4% 11/1/36	20,000	20,119
4% 8/1/37	25,000	25,129
5% 8/1/23	40,000	41,436
5% 11/1/24	95,000	101,412
5% 8/1/27	30,000	33,813
5% 11/1/27	25,000	28,276
Series 2018, 5% 10/1/39	110,000	117,166
Series 2019:
3% 10/1/36	50,000	43,542
4% 4/1/25	5,000	5,249
5% 4/1/25	10,000	10,777
5% 4/1/27	5,000	5,603
5% 4/1/28	225,000	255,741
5% 4/1/35	85,000	88,685
5% 4/1/37	75,000	78,147
5% 4/1/45	60,000	65,175
Series 2020:
3% 11/1/35	150,000	133,624
4% 3/1/28	60,000	64,809
5% 11/1/28	140,000	160,356
Series 2021:
4% 10/1/37	80,000	80,664
5% 10/1/28	100,000	114,408
Series 2022, 5% 4/1/32	75,000	88,864
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 4% 3/1/43	40,000	36,657
Series 2013 A3, 5% 7/1/23	40,000	41,281
Series 2016 B:
5% 11/15/46	15,000	15,567
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	11,108
Series 2017 A, 5% 11/1/27	30,000	33,980
Series 2018 A:
4% 11/15/42	20,000	19,434
5% 11/15/24	70,000	74,292
5% 11/15/33	35,000	37,373
Series 2021 A, 4.25% 11/15/31	50,000	50,037
Series A, 5% 8/15/47	15,000	15,346
California Infrastructure and Econ. Dev. Bank Rev. Series 2016:
5% 10/1/26	25,000	27,538
5% 10/1/29	25,000	27,245
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	27,631
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26 (Pre-Refunded to 11/1/23 @ 100)	40,000	41,699
Series 2014 A:
5% 11/1/30 (Pre-Refunded to 11/1/24 @ 100)	95,000	101,457
5% 11/1/33 (Pre-Refunded to 11/1/24 @ 100)	100,000	106,796
Series 2015 A, 5% 11/1/26	15,000	16,276
Series 2016 A:
3.2% 11/1/37	15,000	13,950
5% 11/1/26	40,000	43,876
Series 2017 A, 5% 11/1/24	65,000	69,280
Series 2020 C, 3% 11/1/40	50,000	42,113
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	9,132
5% 1/1/32	30,000	31,386
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 3% 8/15/29	50,000	49,765
Campbell Union High School District Series 2016 B, 5% 8/1/30 (Pre-Refunded to 8/1/26 @ 100)	120,000	133,043
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	28,696
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	27,006
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	36,238
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	57,365
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	4,989
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	68,987
Series 2017 B, 5% 6/1/32	45,000	49,648
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	38,130
0% 8/1/38	85,000	44,160
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	59,354
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	69,534
0% 8/1/33	85,000	57,525
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	25,154
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	10,000	9,606
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	21,239
Series 2013 B1, 3.95% 1/15/53 (b)	65,000	57,723
Series 2021 A, 4% 1/15/46	15,000	13,785
Fremont Union High School District, Santa Clara:
Series 2015, 4% 8/1/44	45,000	44,812
Series 2019 A, 4% 8/1/46	30,000	29,700
Fresno Unified School District Series B, 3% 8/1/43	110,000	88,404
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	41,199
Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,808
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	65,000	70,346
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,823
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	100,000	108,225
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	30,611
Series 2016 B, 3% 8/1/45	30,000	24,003
Hayward Unified School District Gen. Oblig. Series 2015, 4% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	180,000	178,873
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	91,186
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	39,608
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	26,586
5.5% 11/15/37	30,000	33,489
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	76,905
Series B, 0% 8/1/35	90,000	52,537
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	22,361
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	21,230
Series C, 5% 8/1/22	10,000	10,027
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	36,238
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	21,230
Series K, 4% 8/1/35	20,000	20,254
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	49,258
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/36 (c)	80,000	84,612
Series 2020 A, 5% 5/15/38	85,000	93,959
Series 2021 B, 5% 5/15/37	50,000	55,523
Series 2022 C, 4% 5/15/41 (c)	50,000	48,798
Series C, 5% 5/15/33 (c)	155,000	165,817
Series D, 5% 5/15/26 (c)	5,000	5,431
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	40,659
5% 7/1/24	50,000	50,737
Series 2014 C, 5% 7/1/29	65,000	68,517
Series 2014 D:
5% 7/1/35	105,000	110,303
5% 7/1/44	45,000	46,934
Series 2017 C, 5% 7/1/36	50,000	54,400
Series 2018 C, 5% 7/1/25	95,000	102,943
Series 2019 D, 5% 7/1/44	50,000	54,813
Series A, 5% 7/1/31	35,000	38,977
Series B:
5% 7/1/30	50,000	51,461
5% 7/1/30	25,000	28,313
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C:
5% 7/1/23	5,000	5,000
5% 7/1/23	5,000	5,000
5% 7/1/25	15,000	15,000
5% 7/1/25	15,000	15,000
Series 2014 A, 5% 7/1/44	25,000	26,074
Series A:
5% 7/1/33	5,000	5,523
5% 7/1/33	55,000	59,817
Series B:
5% 7/1/25	20,000	20,638
5% 7/1/37	100,000	110,218
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	40,098
Los Angeles Solid Waste Resources Rev. Series 2018 A:
4% 2/1/32	35,000	35,901
5% 2/1/25	50,000	53,647
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,587
Series 2016 A:
4% 7/1/34	100,000	101,696
5% 7/1/29	80,000	85,899
5% 7/1/40	75,000	79,194
Series 2018 B1, 5% 7/1/23	10,000	10,329
Series 2019 A, 5% 7/1/28	20,000	22,718
Series 2021 A, 5% 7/1/25	50,000	54,181
Series A:
5% 7/1/22	20,000	20,000
5% 7/1/29	45,000	51,777
5% 7/1/30	25,000	28,562
Series B, 5% 7/1/25	15,000	16,254
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/24	5,000	5,151
Series 2022 A, 5% 6/1/47	85,000	96,365
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	4,394
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	50,418
Series 2020 A, 5% 10/1/36	85,000	96,033
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	15,318
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	30,871
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	40,952
Series 2017, 0% 8/1/39	5,000	2,531
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	21,790
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	29,555
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	38,234
0% 8/1/32	100,000	69,990
0% 8/1/33	15,000	10,020
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	204,511
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,059
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	125,644
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	20,118
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	32,803
Poway Unified School District:
Series 2011 B, 0% 8/1/34	50,000	32,192
Series B, 0% 8/1/41	190,000	86,717
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	55,362
Sacramento Muni. Util. District Elec. Rev. Series 2016 D, 5% 8/15/27	70,000	78,831
Sacramento TOT Rev. Series A, 5% 6/1/43	100,000	106,281
San Bernardino Cmnty. College District Series B:
0% 8/1/38	200,000	104,840
0% 8/1/48	45,000	14,804
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	20,000	11,231
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,543
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/34	75,000	81,929
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	85,000	96,663
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	11,083
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	5,000	5,185
San Diego Reg'l. Bldg. Auth. Lease Rev. Series 2016 A, 5% 10/15/33	60,000	64,310
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	11,349
Series 2012 I, 5% 7/1/33	65,000	71,030
Series 2017 I, 4% 7/1/47	15,000	14,564
Series B, 3.25% 7/1/48	80,000	66,316
Series C, 0% 7/1/43	40,000	15,331
Series F1, 5.25% 7/1/28	10,000	11,515
Series R1, 0% 7/1/30	35,000	26,204
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	40,488
San Francisco Bay Area Rapid Transit Fing. Auth. Series A1, 5% 8/1/47	45,000	48,287
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	20,000	21,758
Series 2017 D, 5% 5/1/24 (c)	35,000	36,617
Series 2019 A, 5% 5/1/49 (c)	25,000	25,975
Series 2019 E, 5% 5/1/34 (c)	125,000	133,603
Series 2020 A, 4% 5/1/39 (c)	35,000	34,043
Series 2020 B, 4% 5/1/39	100,000	99,651
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	34,974
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	147,942
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	21,406
Series 2020 A, 5% 11/1/50	30,000	32,759
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	100,000	94,672
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,491
0% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	38,865
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,314
Series 2021 A, 4% 1/15/50	30,000	26,839
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	62,964
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	26,150
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2014 A, 4% 6/15/35	95,000	95,179
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	59,670
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	49,100
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	44,479
0% 9/1/41 (d)	10,000	9,535
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	37,663
Series 2019 A, 3% 5/1/42	100,000	83,660
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	34,330
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	54,549
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	50,723
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	10,000	10,772
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	118,966
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	37,123
Series A, 5.25% 11/1/26	30,000	32,169
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	79,011
Series 2015 AO, 5% 5/15/25	70,000	75,684
Series 2016, 5% 5/15/35	15,000	16,111
Series 2017 AV:
5% 5/15/35	50,000	54,361
5% 5/15/47	110,000	116,713
Series 2017 AY, 5% 5/15/25	50,000	54,060
Series 2017 M, 5% 5/15/32	35,000	38,354
Series 2020 BE:
4% 5/15/47	50,000	49,388
5% 5/15/43	15,000	16,521
Series AM, 5.25% 5/15/37	15,000	15,766
Series AY, 5% 5/15/28	30,000	33,541
Series I:
5% 5/15/23	25,000	25,734
5% 5/15/28	10,000	10,760
Series M, 5% 5/15/36	20,000	21,617
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	9,193
West Contra Costa Unified School District:
Series 2016 A, 3.125% 8/1/35	215,000	200,826
Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	60,131
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	75,000	62,517
Westminster Redev. Agcy. Series 2016:
3% 11/1/41	25,000	20,988
3% 11/1/45	75,000	60,327
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	116,030
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	73,322
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	150,000	137,340
3% 8/1/37	30,000	27,245
TOTAL CALIFORNIA		13,948,294
Colorado - 1.6%
Colorado Health Facilities Auth.:
Series 2018 A, 4% 11/15/48	5,000	4,779
Series 2019 A, 5% 1/1/30	105,000	119,811
Series 2019 A1:
4% 8/1/37	90,000	87,060
4% 8/1/44	10,000	9,204
Series 2019 A2, 3.25% 8/1/49	90,000	66,536
Series 2021 A, 4% 11/15/46	100,000	97,182
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	30,834
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	27,239
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (c)	55,000	60,010
5% 11/15/28 (c)	30,000	32,806
5% 11/15/29 (c)	20,000	21,729
Series 2018 B, 3.5% 12/1/35	10,000	9,801
Series 2019 C, 5% 11/15/31	20,000	22,377
Denver City & County Gen. Oblig. Series 2022 B, 5% 8/1/23	300,000	310,611
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,143
Denver Dedicated Tax Rev. Series 2021 A, 4% 8/1/42	100,000	99,477
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,113
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	33,513
East Grand County Co. School District # 2 Series 2022, 4% 12/1/46	100,000	99,145
El Paso County Co. Scd # 2 Series 2019, 5% 12/1/37	155,000	171,640
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	14,390
TOTAL COLORADO		1,344,400
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	63,319
Series 2015 B:
3.375% 6/15/29	25,000	25,266
4% 6/15/33	110,000	111,578
Series 2016 A, 5% 3/15/26	15,000	16,439
Series 2019 A, 5% 4/15/27	15,000	16,750
Series 2020 C:
4% 6/1/30	120,000	127,186
4% 6/1/31	25,000	26,263
Series A:
4% 1/15/25	60,000	62,540
5% 3/15/28	15,000	15,964
Series C, 4% 6/15/24	25,000	25,909
Series D:
4% 8/15/31	45,000	46,232
5% 4/15/26	25,000	27,442
Series E:
3.375% 10/15/36	20,000	19,133
5% 9/15/25	25,000	27,138
5% 10/15/25	20,000	21,747
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,000
Series 2019 A:
4% 7/1/34	45,000	43,072
5% 7/1/24	230,000	238,706
Series R, 3.375% 7/1/37	10,000	8,854
Connecticut Hsg. Fin. Auth.:
Series 2015 A, 3.75% 11/15/40	75,000	72,395
Series 2017 D1, 3.2% 11/15/32	10,000	9,673
Series 2020 A1, 3.5% 11/15/45	200,000	197,060
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	57,007
Series 2015 A:
5% 8/1/28	60,000	64,285
5% 8/1/33	95,000	100,771
Series 2015 B, 5% 8/1/27	55,000	59,195
Series 2016 A, 5% 9/1/31	25,000	26,914
Series 2018 A, 5% 1/1/27	20,000	22,221
Series A, 4% 9/1/35	55,000	55,454
Series B, 5% 10/1/33	15,000	16,513
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,887
TOTAL CONNECTICUT		1,642,913
Delaware - 0.5%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	6,000	5,771
Series 2020 A:
5% 1/1/27	125,000	139,953
5% 1/1/30	115,000	133,914
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	60,000	57,010
5% 10/1/32	65,000	71,957
Delaware River & Bay Auth. Rev. Series 2021, 4% 1/1/46	65,000	63,686
TOTAL DELAWARE		472,291
District Of Columbia - 2.1%
District of Columbia Gen. Oblig.:
Series 2014 D, 5% 6/1/31	40,000	41,697
Series 2016 A, 5% 6/1/32	40,000	43,281
Series 2017 A, 5% 6/1/29	10,000	11,098
Series 2019 A, 5% 10/15/28	90,000	102,797
Series 2021 D, 5% 2/1/31	95,000	111,173
District of Columbia Income Tax Rev. Series 2020 A, 4% 3/1/45	50,000	50,363
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	26,682
5% 4/1/32	120,000	127,759
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	35,252
Series 2014 C:
5% 10/1/27	30,000	31,921
5% 10/1/28	25,000	26,561
Series 2016 A, 5% 10/1/31	50,000	54,245
Series 2019 A, 5% 10/1/44	30,000	32,937
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	7,599
4% 10/1/53	5,000	4,393
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	45,307
0% 10/1/30 (Assured Guaranty Corp. Insured)	65,000	47,617
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	10,471
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	21,005
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	2,701
Series 2010 A, 0% 10/1/37	130,000	60,038
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (c)	50,000	50,424
Series 2014 A:
5% 10/1/28 (c)	20,000	20,867
5% 10/1/29 (c)	50,000	52,071
5% 10/1/44 (c)	75,000	77,075
Series 2018 A, 5% 10/1/27 (c)	40,000	44,049
Series 2019 A, 5% 10/1/39 (c)	60,000	63,936
Series 2021 A, 5% 10/1/27 (c)	390,000	429,474
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	44,332
Series 2017 B:
5% 7/1/26	50,000	55,040
5% 7/1/42	50,000	53,718
Series 2018, 5% 7/1/30	35,000	38,689
TOTAL DISTRICT OF COLUMBIA		1,824,572
Florida - 3.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	11,315
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	65,000	64,880
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (c)	35,000	36,371
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (c)	75,000	68,792
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/40	5,000	4,937
Series 2017, 3.25% 7/1/39	70,000	64,344
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2017 B, 5% 6/1/30	50,000	55,302
Series 2018 A, 4% 6/1/37	55,000	56,053
Series 2019 D, 4% 6/1/30	65,000	70,084
Series A, 5% 6/1/27	100,000	107,609
Series C:
4% 6/1/28	20,000	20,317
5% 6/1/25	15,000	16,260
Series D, 4% 6/1/32	50,000	52,421
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	47,740
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B, 3% 7/1/43	30,000	25,072
Series 2020 B, 2% 7/1/37	55,000	40,446
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	62,674
(Ringling College Proj.) Series 2017, 4% 3/1/47	70,000	59,447
(Rollins College Proj.) Series 2020 A, 3% 12/1/48	65,000	47,207
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	35,000	35,109
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/34 (c)	160,000	166,256
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	33,516
Series 2019 A, 5% 10/1/27 (c)	10,000	11,012
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	26,247
Series 2016, 3.75% 6/1/41	5,000	4,641
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A, 3.5% 10/1/28	45,000	45,041
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	20,573
Series 2019 A:
5% 10/1/27	20,000	22,292
5% 10/1/32	10,000	11,241
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	99,432
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	27,450
Miami Beach Series 2019, 3.25% 5/1/49	25,000	21,099
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	15,250
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	125,000	135,867
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/39	70,000	67,887
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	8,314
Series 2016:
0% 10/1/31	35,000	25,128
0% 10/1/32	25,000	17,135
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	9,227
Series 2018 A, 4% 4/1/53	25,000	22,299
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	70,000
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,420
Series 2015 B, 5% 7/1/27	40,000	42,212
Series 2016 A, 5% 7/1/29	70,000	76,387
(Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/43	10,000	10,891
Series 2015 D, 3% 7/1/39	5,000	4,405
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	85,000	87,571
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/28	120,000	127,841
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	90,441
Series 2016 C, 5% 2/1/32	90,000	95,323
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	17,548
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	28,443
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	35,085
Series 2017 B, 3.125% 10/1/39	20,000	17,791
Series 2019 B, 3% 10/1/49	40,000	31,767
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	52,310
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	36,255
Series 2016, 5% 8/1/47	70,000	74,048
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	50,000	53,953
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,150
Series 2017, 5% 10/1/27	25,000	27,917
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	75,000	77,446
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	26,133
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	10,929
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	50,285
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	64,937
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	93,831
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	13,734
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	125,000	121,478
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	40,371
TOTAL FLORIDA		3,241,189
Georgia - 1.8%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	50,000	46,616
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	42,551
5% 11/1/32	30,000	31,629
5% 11/1/40	20,000	20,947
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	53,971
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	27,128
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	11,016
Dalton Whitfield County Joint Dev. Auth. Rev. Series 2017, 4% 8/15/48	120,000	110,873
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	75,000	58,220
Series 2019, 5% 6/15/44	30,000	32,678
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	4,053
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	19,087
Series 2020 A, 5% 2/15/31	40,000	43,699
Series 2020 A, 3% 2/15/47	65,000	48,180
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	55,272
Series 2017 A:
5% 2/1/25	75,000	80,568
5% 2/1/27	10,000	11,200
Series 2017 C:
5% 7/1/27	5,000	5,644
5% 7/1/30	25,000	27,870
Series 2018 A:
3% 7/1/33	25,000	24,620
5% 7/1/27	20,000	22,575
5% 7/1/29	50,000	56,921
Series 2020 A, 5% 8/1/31	50,000	58,449
Series 2021 A, 5% 7/1/33	100,000	117,596
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	14,296
Series 2020 A, 3.15% 12/1/44	15,000	12,537
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	18,243
Series 2017 A, 3.65% 12/1/32	15,000	15,020
Series 2017 B, 3.2% 12/1/32	20,000	19,088
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	108,129
Series 2021 A, 5% 1/1/56	80,000	82,317
Georgia Port Auth. Rev. Series 2021, 2.625% 7/1/51	70,000	49,114
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	61,506
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	26,653
Gwinnett County School District Gen. Oblig. Series 2022 B, 5% 8/1/26	55,000	61,001
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	35,914
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.5% 7/1/38	30,000	28,384
Series 2019 A, 3.125% 7/1/46	5,000	4,166
Series 2021 E2, 5% 7/1/24	25,000	26,458
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	11,971
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	5,790
TOTAL GEORGIA		1,591,950
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	9,965
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	19,305
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	32,861
Series 2018 FT, 5% 1/1/28	100,000	112,976
Series FH, 5% 10/1/29	25,000	27,469
Series FW, 3.5% 1/1/38	5,000	4,814
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	15,552
Series 2018 A, 3.375% 7/1/42	5,000	4,449
TOTAL HAWAII		227,391
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	27,088
5% 3/1/28	10,000	10,907
Series 2015 ID, 5.5% 12/1/29	25,000	26,846
TOTAL IDAHO		64,841
Illinois - 5.3%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	20,000	12,557
Series 2000, 0% 1/1/29	55,000	42,553
Series 2002 B, 5% 1/1/26	30,000	31,071
Series 2007 E, 5.5% 1/1/35	20,000	20,631
Series 2014 A:
5.25% 1/1/30	95,000	96,837
5.25% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	77,154
Series 2015 A:
5% 1/1/26	15,000	15,536
5.5% 1/1/33	15,000	15,497
Series 2017 A, 5.75% 1/1/33	50,000	53,140
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	60,000	61,793
Series 2014 B, 5% 1/1/27	45,000	46,455
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/26	65,000	65,869
Series 2013 D:
5% 1/1/44	60,000	60,520
5.25% 1/1/29	50,000	50,656
Series 2015 A, 5% 1/1/28 (c)	90,000	93,872
Series 2015 B, 5% 1/1/29	95,000	99,632
Series 2015 D, 4% 1/1/35	85,000	84,641
Series 2017 A, 5% 1/1/27	20,000	21,908
Series 2017 B, 5% 1/1/33	10,000	10,675
Series 2017 D, 5% 1/1/42 (c)	15,000	15,494
Series 2018 B:
5% 1/1/37	15,000	16,083
5% 1/1/38	30,000	32,016
Chicago Transit Auth.:
Series 2014, 5% 12/1/44	180,000	184,545
Series 2014, 5.25% 12/1/49	125,000	128,625
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	21,318
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	36,645
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,717
Illinois Fin. Auth. Series 2020 A, 4% 4/1/50	5,000	4,881
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42 (Pre-Refunded to 8/15/22 @ 100)	50,000	50,149
Series 2015 C, 4.125% 8/15/37	65,000	63,485
Series 2016 C, 5% 2/15/34	60,000	63,969
Series 2016:
3.25% 11/15/45	20,000	16,110
4% 1/1/25	10,000	10,381
4% 12/1/31	25,000	25,001
4% 12/1/35	50,000	48,737
Series 2018 A:
5% 10/1/41	10,000	10,819
5% 10/1/48	30,000	32,209
Series 2019:
5% 7/1/27	15,000	16,803
5% 1/1/31	115,000	130,641
Illinois Gen. Oblig.:
Series 2012 A, 4.5% 1/1/37	65,000	64,998
Series 2013 A, 4% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	75,072
Series 2013:
5% 7/1/23	105,000	107,501
5.25% 7/1/31	20,000	20,351
Series 2014, 5% 4/1/27	5,000	5,155
Series 2016, 5% 1/1/27	185,000	196,223
Series 2017 A, 4.5% 12/1/41	15,000	14,798
Series 2017 C, 5% 11/1/29	65,000	69,193
Series 2017 D:
3.25% 11/1/26	10,000	10,009
5% 11/1/28	60,000	64,302
Series 2018 A:
5% 10/1/24	30,000	31,349
5% 10/1/25	50,000	52,886
Series 2018 B:
5% 10/1/24	30,000	31,349
5% 10/1/30	100,000	106,832
Series 2019 A, 5% 11/1/25	50,000	52,942
Series 2019 B, 5% 9/1/25	15,000	15,849
Series 2020 D, 5% 10/1/25	5,000	5,289
Series 2022 A, 5.5% 3/1/42	100,000	108,653
Series November 2016, 4.125% 11/1/31	10,000	10,058
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 4% 2/1/33	70,000	69,511
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/23	30,000	30,684
Series 2016 A:
3% 6/15/33	25,000	22,692
3% 6/15/34	75,000	67,326
Series 2016 D:
3% 6/15/31	15,000	13,921
3% 6/15/32	20,000	18,356
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	40,958
Series 2014 C, 5% 1/1/27	130,000	137,835
Series 2015 A, 5% 1/1/40	25,000	25,977
Series 2015 B, 5% 1/1/40	55,000	57,358
Series 2016 A, 5% 12/1/31	60,000	63,992
Series 2017 A, 5% 1/1/42	50,000	53,360
Series B:
5% 1/1/27	35,000	38,745
5% 1/1/30	5,000	5,731
Series C, 5% 1/1/30	30,000	34,384
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	50,070
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	16,191
Series 2010 B1, 0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	5,000	1,862
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,868
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	30,761
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,845
Series 2002:
0% 12/15/23	20,000	19,200
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,607
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	9,250
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	27,700
Sales Tax Securitization Corp.:
Series 2017 A, 5% 1/1/28	50,000	54,924
Series 2021 A, 5% 1/1/33	150,000	168,249
Schaumburg Village Gen. Oblig. Series 2013 A, 4% 12/1/32	500,000	504,724
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	30,000	30,157
TOTAL ILLINOIS		4,585,672
Indiana - 0.4%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	10,880
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	48,235
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	27,831
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/31	50,000	52,282
Series 2021 I, 5% 10/1/27	55,000	61,703
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	4,986
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	16,823
5% 2/1/54	25,000	27,170
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	16,638
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	42,332
TOTAL INDIANA		308,880
Iowa - 0.1%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	10,000	10,321
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	33,162
Series 2017, 5% 8/1/37	50,000	54,484
TOTAL IOWA		97,967
Kansas - 0.3%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	17,953
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	50,659
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2017 A, 5% 3/1/47	85,000	88,176
Series 2019 A, 4% 9/1/48	25,000	23,451
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	55,000	55,317
TOTAL KANSAS		235,556
Kentucky - 1.0%
Kentucky Asset/Liability Commission Agcy. Fund Rev.:
Series 2013 A, 5.25% 9/1/25	75,000	77,687
Series 2014 A, 5% 9/1/26	220,000	232,812
Series 2014 D, 5% 9/1/24	155,000	164,363
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	37,632
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	100,000	102,931
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
4% 9/1/39	75,000	75,177
5% 9/1/23	20,000	20,674
5% 9/1/42	25,000	26,651
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	32,945
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	47,933
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	21,336
TOTAL KENTUCKY		840,141
Louisiana - 0.5%
Hosp. Svc. District No. 1 of The Parish of Tangipahoa (North Oaks Health Sys. Proj.) Series 2021, 3% 2/1/40	110,000	84,958
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	15,000	15,030
Series 2014 D1, 3% 12/1/29	60,000	59,424
Series 2017 A, 5% 4/1/25	25,000	26,874
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	21,928
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	50,000	51,398
Louisiana Pub. Facilities Auth. Lease Rev. (Phase II Proj.) Series 2017, 5% 7/1/57	50,000	50,994
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	19,519
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	21,790
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	25,245
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	22,577
TOTAL LOUISIANA		399,737
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	75,000	68,842
Maryland - 2.7%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/29	150,000	173,367
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	17,449
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	87,805
Maryland Gen. Oblig.:
Series 2015 B, 4% 8/1/26	120,000	127,910
Series 2015, 3% 8/1/28	30,000	30,136
Series 2019 1, 5% 3/15/31	55,000	62,644
Series 2019 A1, 5% 8/1/31	100,000	112,741
Series 2019, 5% 3/15/30	30,000	34,318
Series 2020 A, 5% 8/1/29	150,000	174,119
Series A, 5% 3/15/30	30,000	33,720
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	65,000	41,568
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	46,368
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 2.75% 6/1/51	70,000	50,762
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	185,000	138,673
Maryland Wtr. Quality Fing. Admin. Series 2015, 3.15% 3/1/28	200,000	202,475
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	90,717
Series 2017 D, 4% 11/1/26	240,000	256,542
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	150,653
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	46,469
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	138,053
Washington Suburban San. District:
Series 2016 2, 5% 6/1/34	65,000	70,165
Series 2016, 3% 6/1/46	150,000	125,639
Series 2017, 4% 6/15/47	125,000	124,634
TOTAL MARYLAND		2,336,927
Massachusetts - 2.7%
Boston Gen. Oblig. Series A, 5% 4/1/26	80,000	88,113
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	11,515
Series A, 5.25% 7/1/28	30,000	34,545
Series B, 5% 7/1/33	85,000	89,913
Series C, 5.5% 7/1/23	5,000	5,190
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/28	90,000	102,782
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	145,000	154,663
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	23,354
Series 2016 Q, 5% 7/1/47	155,000	162,066
Series BB1, 4% 10/1/46	30,000	29,112
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	65,000	51,695
Series F, 5% 8/15/24	5,000	5,236
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	60,430
Series A, 5% 6/15/25	25,000	26,338
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,409
Series 2016 B, 4% 7/1/33	25,000	25,541
Series 2016 G, 3% 9/1/46	40,000	32,720
Series 2017 E, 5% 11/1/24	30,000	32,039
Series 2017 F, 5% 11/1/44	5,000	5,382
Series 2019 A:
5% 1/1/38	60,000	66,207
5% 1/1/49	70,000	75,911
Series 2019 C:
5% 5/1/31	85,000	99,788
5% 5/1/41	35,000	38,483
Series 2019 E, 3% 12/1/26	145,000	148,793
Series 2020 D, 5% 7/1/41	55,000	61,293
Series 2020 E, 5% 11/1/25	75,000	81,903
Series 2021 B, 3% 4/1/47	85,000	68,968
Series A, 5% 7/1/31	30,000	32,504
Series B, 5% 7/1/26	25,000	27,641
Series C, 5% 5/1/30	40,000	46,474
Series D, 5% 7/1/26	30,000	33,169
Series E:
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	45,000	45,264
5% 11/1/26	100,000	111,287
5% 11/1/45	55,000	61,040
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2019 B1, 2.75% 12/1/34	90,000	82,731
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	15,000	15,111
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/34 (c)	70,000	77,027
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	40,000	40,169
Series 2016 B, 5% 11/15/46	20,000	21,207
Series 2018 B, 4% 2/15/40	85,000	84,795
Series A, 5% 8/15/50	10,000	10,980
Series C, 5% 11/15/34	20,000	21,488
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	75,772
TOTAL MASSACHUSETTS		2,374,048
Michigan - 1.0%
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	40,000
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	37,243
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	38,585
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A:
5% 10/15/33	50,000	51,284
5.25% 10/15/47	10,000	10,189
Series I:
5% 4/15/26	10,000	10,839
5% 10/15/28	20,000	21,935
5% 10/15/30	35,000	38,133
Series I, 5% 4/15/38	50,000	52,490
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	62,625
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,221
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	35,000	36,880
Series 2016, 3.25% 11/15/42	25,000	20,886
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/26	70,000	77,685
5% 12/1/27	25,000	28,106
Series 2010 F, 4% 11/15/47	20,000	19,262
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	29,979
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	10,000	9,874
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	60,183
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	50,000	52,586
5% 6/30/28 (c)	45,000	47,425
5% 12/31/31 (c)	15,000	15,433
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	10,146
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (c)	100,000	108,270
TOTAL MICHIGAN		885,259
Minnesota - 1.2%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	26,991
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	20,916
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,827
Minnesota Gen. Oblig.:
Series 2016 A, 5% 8/1/25	60,000	65,265
Series 2017 A, 5% 10/1/28	30,000	33,533
Series 2018 B, 3.25% 8/1/36	55,000	54,349
Series 2019 A, 5% 8/1/28	70,000	80,154
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	45,000	45,354
Series 2021 B, 4% 8/1/43	75,000	70,690
Series 2021 D, 2.45% 1/1/52	100,000	72,337
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (b)	280,000	286,982
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	64,828
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	28,580
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	13,195
Series 2019, 5% 5/1/48	20,000	20,675
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	80,047
TOTAL MINNESOTA		1,000,723
Mississippi - 0.7%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	49,156
Mississippi Gen. Oblig.:
Series 2016 B:
5% 12/1/31 (Pre-Refunded to 12/1/26 @ 100)	75,000	83,600
5% 12/1/35 (Pre-Refunded to 12/1/26 @ 100)	55,000	61,307
Series 2018 A:
5% 11/1/31 (Pre-Refunded to 11/1/26 @ 100)	165,000	183,624
5% 11/1/34 (Pre-Refunded to 11/1/26 @ 100)	120,000	133,545
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,603
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/48 (Pre-Refunded to 1/1/28 @ 100)	100,000	113,416
TOTAL MISSISSIPPI		630,251
Missouri - 0.9%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2015 B, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	80,000	86,125
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,000
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	126,449
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	81,693
Series 2014 A:
4% 6/1/32 (Pre-Refunded to 6/1/24 @ 100)	40,000	41,435
5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	58,017
Series 2014 F, 4.25% 11/15/48	15,000	14,400
Series 2016, 5% 11/15/28	30,000	32,010
Series 2017 C:
3.625% 11/15/47	25,000	21,345
4% 11/15/49	55,000	50,533
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	46,810
(Prarie State Proj.) Series 2016 A, 5% 12/1/40	150,000	161,495
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	36,186
TOTAL MISSOURI		771,498
Montana - 0.1%
Montana Facility Fin. Auth. Series 2018 B, 4.125% 7/1/38	75,000	71,896
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	21,508
TOTAL MONTANA		93,404
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	70,375
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	33,553
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	78,340
Omaha Pub. Pwr. District Elec. Rev. Series 2015 B, 4% 2/1/39	55,000	55,055
Omaha San. Swr. Sys. Rev. Series 2014, 5% 11/15/34	315,000	335,514
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,141
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	37,722
TOTAL NEBRASKA		615,700
Nevada - 0.6%
Clark County Fuel Tax:
Series 2017, 3% 11/1/38	15,000	12,581
Series 2018 A, 5% 6/1/43	100,000	107,816
Series 2019 A:
5% 12/1/24	5,000	5,338
5% 12/1/28	15,000	17,115
Series 2019, 5% 6/1/25	25,000	26,968
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	55,416
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	25,640
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016, 5% 6/15/40	100,000	103,212
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	105,318
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	43,795
TOTAL NEVADA		503,199
New Jersey - 4.0%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	59,462
5% 11/1/31	20,000	21,598
Series UU:
5% 6/15/40	30,000	30,494
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,285
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	21,348
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	20,000	16,149
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	20,446
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,582
Series 2013 NN:
4% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	15,000	15,239
5% 3/1/26	40,000	40,703
5% 3/1/31 (Pre-Refunded to 3/1/23 @ 100)	10,000	10,226
Series 2013, 5% 3/1/24	50,000	50,954
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	15,000	15,578
5% 6/15/27 (Pre-Refunded to 6/15/24 @ 100)	65,000	68,765
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	10,569
Series 2015 XX, 4% 6/15/24	50,000	51,269
Series 2019 LLL, 5% 6/15/30	80,000	87,201
Series B, 5% 11/1/26	5,000	5,360
Series NN, 5% 3/1/28 (Pre-Refunded to 3/1/23 @ 100)	35,000	35,789
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	95,000	98,570
Series WW, 5.25% 6/15/28	45,000	47,201
Series XX, 4.375% 6/15/27	15,000	15,385
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	67,979
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	10,387
5% 9/1/26	100,000	103,618
Series 2014, 5% 6/15/24	70,000	73,162
Series 2015 D, 5% 7/1/25	65,000	70,593
Series 2015 G, 5% 7/1/22 (Escrowed to Maturity)	25,000	25,000
Series A, 4% 7/1/47	40,000	35,970
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,115
Series 2014, 4% 6/1/34	15,000	15,199
Series 2016, 5% 6/1/24	25,000	26,266
Series O, 5.25% 8/1/22	5,000	5,013
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	96,393
5% 10/1/27	10,000	10,814
Series 2016, 3% 7/1/32	25,000	22,370
Series 2017 A, 4% 7/1/52	25,000	23,425
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (c)	25,000	25,336
Series 2019 A, 5% 12/1/27	35,000	38,603
Series 2019 B, 3.25% 12/1/39 (c)	65,000	58,481
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	70,000	68,907
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	52,106
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	32,172
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	70,148
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	21,957
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	40,000	40,673
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	35,000
Series 2014 A:
5% 1/1/28	90,000	94,521
5% 1/1/29	5,000	5,248
Series 2015 E:
5% 1/1/32	130,000	137,174
5% 1/1/45	45,000	46,848
Series 2016 A, 5% 1/1/33	30,000	32,058
Series 2017 A, 5% 1/1/33	70,000	75,420
Series 2017 B, 4% 1/1/35	5,000	5,021
Series 2017 E, 5% 1/1/29	10,000	11,083
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	17,953
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	3,871
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	6,739
Series 2008 A:
0% 12/15/37	5,000	2,456
0% 12/15/38	65,000	30,082
Series 2009 A, 0% 12/15/33	90,000	54,998
Series 2010 A:
0% 12/15/25	10,000	8,934
0% 12/15/27	30,000	24,701
0% 12/15/32	35,000	22,547
0% 12/15/33	60,000	36,666
Series 2013 AA, 5% 6/15/27	190,000	194,497
Series 2015 AA:
5.25% 6/15/29	45,000	47,053
5.25% 6/15/32	5,000	5,200
Series 2016 A, 5% 6/15/30	25,000	26,634
Series 2016 A2, 5% 6/15/23	50,000	51,379
Series 2018 A:
5% 12/15/24	20,000	20,933
5% 6/15/31	75,000	79,643
Series 2019 AA, 4.5% 6/15/49	5,000	4,995
Series 2021 A:
5% 6/15/28	85,000	92,279
5% 6/15/30	50,000	54,726
Series A:
0% 12/15/26	70,000	60,143
0% 12/15/31	70,000	47,491
4% 12/15/31	80,000	81,278
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,305
4.25% 12/15/38	20,000	20,128
Series A1, 4.1% 6/15/31	55,000	56,404
Series AA:
5% 6/15/23	5,000	5,144
5.25% 6/15/27	30,000	31,616
Series BB1, 5% 6/15/34	85,000	89,867
Series C, 5.25% 6/15/32	35,000	36,171
TOTAL NEW JERSEY		3,430,066
New Mexico - 0.3%
New Mexico Hosp. Equip. Ln. Council Rev.:
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	210,000	222,019
Series 2019 A, 3% 8/1/48	10,000	7,826
New Mexico Severance Tax Rev. Series 2018A, 5% 7/1/24	60,000	63,499
TOTAL NEW MEXICO		293,344
New York - 15.1%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	80,000	89,206
Series 2019 B:
5% 11/1/34	190,000	217,379
5% 11/1/39	60,000	67,840
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,061
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	50,373
5% 7/1/26	65,000	71,892
5% 7/1/37	5,000	5,211
Series 2017 1, 5% 7/1/25	70,000	75,473
Series 2017 A, 5% 10/1/29	35,000	38,674
Series 2018 B, 5% 10/1/38	45,000	49,559
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/39	70,000	75,302
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	84,191
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	110,248
Series 2012 B, 5% 9/1/25	35,000	35,188
Series 2016 B, 5% 9/1/46	10,000	10,743
Series 2017:
5% 9/1/23	55,000	57,091
5% 9/1/47	20,000	21,581
Series 2018, 5% 9/1/35	30,000	33,113
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	75,053
Nassau County Gen. Oblig. Series 2016 A, 3.5% 1/1/37	130,000	122,105
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	46,280
Series 2013 F1, 3.5% 3/1/38	120,000	112,726
Series 2018 1, 5% 8/1/28	30,000	33,450
Series 2018 F1, 3.5% 4/1/46	135,000	117,555
Series 2019 B1, 5% 10/1/34	95,000	105,669
Series 2019 D, 5% 12/1/34	25,000	27,313
Series 2019 E, 5% 8/1/34	70,000	77,235
Series 2020 A1, 5% 8/1/35	150,000	165,759
Series 2020 D, 3% 3/1/45	50,000	38,897
Series A, 5% 8/1/37	140,000	149,465
Series B1, 5% 10/1/32	55,000	61,752
Series C, 3% 8/1/29	50,000	50,171
Series E:
5% 8/1/25	15,000	15,283
5% 8/1/26	25,000	27,666
Series F, 5% 8/1/24	35,000	36,177
Series J, 5% 8/1/24	35,000	37,131
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	60,000	60,253
Series 2016 I1A, 3.95% 11/1/36	10,000	9,930
Series 2020 A, 2.55% 8/1/40	110,000	87,425
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	97,685
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	25,000	23,591
Series 2019 E1, 3.25% 11/1/49	35,000	28,528
Series 2021 G, 2.15% 11/1/36	95,000	75,398
Series 2021 K1, 2.45% 11/1/41	130,000	100,016
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	9,596
0% 3/1/44	90,000	32,711
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	5,180
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	8,187
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	66,405
Series 2015 FF, 5% 6/15/26	300,000	324,819
Series 2015 HH, 5% 6/15/29	5,000	5,392
Series 2016 CC1, 4% 6/15/38	25,000	24,998
Series 2017 DD, 5.25% 6/15/47	60,000	65,697
Series 2018 AA, 5% 6/15/37	25,000	26,916
Series 2018 FF, 5% 6/15/40	210,000	228,072
Series 2020 BB, 3% 6/15/49	105,000	83,561
Series 2020 GG2, 5% 6/15/29	135,000	150,668
Series 2022 EE, 4% 6/15/45	120,000	117,721
Series BB, 5% 6/15/49	90,000	97,111
Series CC:
4% 6/15/42	15,000	14,841
5% 6/15/30	25,000	28,832
Series DD:
5% 6/15/25	60,000	62,659
5% 6/15/36	55,000	57,741
Series EE, 5% 6/15/34	45,000	48,368
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2013 S1, 3.625% 7/15/32	60,000	60,016
Series 2015 S1:
5% 7/15/26	100,000	106,727
5% 7/15/43	75,000	77,703
Series 2015 S2, 5% 7/15/40	80,000	83,621
Series 2018 S3, 3.625% 7/15/47	60,000	53,578
Series 2018 S4, 5% 7/15/31	10,000	11,220
Series S1, 5% 7/15/27	55,000	58,560
Series S4, 5.25% 7/15/35	35,000	38,684
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	57,903
Series 2016 A, 5% 5/1/40	105,000	110,660
Series 2016 E, 5% 2/1/37	130,000	137,419
Series 2016 E1, 5% 2/1/35	120,000	127,430
Series 2016 F3, 3.25% 2/1/42	50,000	44,876
Series 2017 B, 4% 8/1/37	50,000	49,963
Series 2018 A2, 5% 8/1/39	55,000	59,045
Series 2018 B1, 3.375% 8/1/45	65,000	57,997
Series 2018 C3, 4% 5/1/44	10,000	9,759
Series 2019 A, 5% 8/1/40	75,000	80,981
Series 2019 B1, 4% 11/1/43	50,000	49,000
Series 2019 C, 4% 11/1/37	70,000	69,945
Series 2022 A1:
5% 11/1/25	150,000	163,101
5% 11/1/26	170,000	188,080
Series 2022 F, 5% 2/1/26	50,000	54,562
Series A, 4% 11/1/35	20,000	20,173
Series B, 4% 8/1/39	5,000	4,989
Series B1, 5% 11/1/37	100,000	105,028
Series C, 3.25% 11/1/43	30,000	26,399
Series C1, 4% 5/1/44	120,000	117,113
Series E, 5% 2/1/40	115,000	122,683
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	52,841
4% 4/1/28	40,000	42,276
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	60,000	37,491
0% 11/15/38	105,000	46,576
0% 11/15/44	25,000	7,680
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	5,000	5,108
Series 2016 D, 5% 2/15/26	40,000	43,826
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	22,613
5% 7/1/30	30,000	34,070
Series 2014 A, 5.5% 1/1/39	30,000	30,530
Series 2015 A:
3% 7/1/29	50,000	50,342
3.75% 7/1/46	55,000	48,628
5% 5/1/33	35,000	36,325
Series 2018 A, 5% 8/1/29	105,000	109,832
Series 2019 A, 4% 7/1/45	30,000	29,343
Series 2019 C, 4% 7/1/49	30,000	28,560
Series 2020 A2, 5% 7/1/31	25,000	29,019
Series 2020, 3% 2/1/50	100,000	77,708
Series 2021 A, 5% 7/1/26	100,000	107,746
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24	10,000	10,237
Series 2016 A, 5% 3/15/29	70,000	76,794
Series 2017 A:
5% 3/15/43	75,000	79,989
5% 3/15/44	15,000	15,980
Series 2018, 5% 3/15/48	25,000	26,825
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	39,039
Series 2018 A, 5% 6/15/30	30,000	33,832
Series 2019 B, 5% 6/15/31	25,000	28,462
Series 2016 A, 4% 6/15/46	40,000	39,301
Series 2017 A, 5% 6/15/25	70,000	75,821
New York Liberty Dev. Corp.:
(4 World Trade Ctr. Proj.) Series 2021 A, 2.3% 11/15/34	115,000	92,029
Series 2021 1WTC, 2.75% 2/15/44	55,000	42,340
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	60,000	41,245
3% 11/15/28	340,000	340,654
5% 11/15/23	30,000	30,363
5% 11/15/25	80,000	80,932
Series 2016 A, 5% 11/15/26	35,000	38,629
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	70,000	67,463
Series 2012 F:
5% 11/15/25	45,000	45,429
5% 11/15/30	35,000	35,328
Series 2014 D1, 5% 11/15/33	170,000	174,956
Series 2015 B, 4% 11/15/45	50,000	44,848
Series 2015 D1, 5% 11/15/31	20,000	20,827
Series 2015 F, 3.25% 11/15/31	160,000	147,717
Series 2016 B, 5% 11/15/29	115,000	121,902
Series 2016 C, 4% 11/15/26	65,000	66,746
Series 2016 D, 5% 11/15/27	30,000	32,308
Series 2017 A1, 5% 11/15/51	205,000	212,771
Series 2017 B:
5% 11/15/23	55,000	56,924
5% 11/15/26	95,000	101,736
Series 2017 C1:
5% 11/15/23	75,000	77,628
5% 11/15/25	15,000	15,928
5% 11/15/28	35,000	37,628
Series 2017 D:
4% 11/15/42	15,000	13,683
5% 11/15/27	50,000	53,746
Series 2018 B:
5% 11/15/25	15,000	15,927
5% 11/15/26	80,000	85,680
5% 11/15/28	50,000	53,998
New York Sales Tax Asset Receivables Corp. Series 2015 A, 5% 10/15/24 (Escrowed to Maturity)	265,000	282,619
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	36,370
Series 2017 A, 5% 2/15/25 (Escrowed to Maturity)	275,000	295,205
Series 2017 B, 5% 2/15/39	110,000	118,198
Series 2019 A:
5% 3/15/40	15,000	16,055
5% 3/15/42	100,000	106,614
Series 2022 A, 4% 3/15/39	280,000	275,681
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	33,024
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	9,105
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	49,759
Series 2019 R, 3.15% 11/1/54	5,000	3,878
Series 2020 E, 2.2% 11/1/40	250,000	185,764
Series L, 3.45% 11/1/42	15,000	13,784
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	64,093
Series 220, 2.85% 10/1/44	15,000	11,635
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	14,694
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	36,671
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	119,131
Series K:
5% 1/1/28	40,000	42,536
5% 1/1/29	50,000	53,108
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	15,000	15,367
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	17,997
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/30	100,000	107,188
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/32 (c)	80,000	84,294
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (c)	110,000	111,204
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,196
Series 2019 A:
5% 3/15/42	10,000	10,760
5% 3/15/44	25,000	26,828
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	81,372
5% 12/1/40	65,000	70,301
Port Auth. of New York & New Jersey Series 2019 217, 5% 11/1/32	50,000	56,395
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,519
5% 5/1/27	10,000	10,480
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,057
Triborough Bridge & Tunnel Auth. Series 2021 B, 5% 5/15/56	80,000	88,134
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F, 5% 11/1/27	65,000	73,483
Series 2008 B3, 5% 11/15/37	60,000	64,085
Series 2012 B, 5% 11/15/29	35,000	35,393
Series 2013 A:
0% 11/15/30	85,000	61,180
0% 11/15/32	90,000	58,565
Series 2016 A:
5% 11/15/41	25,000	26,730
5% 11/15/46	50,000	52,991
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	14,808
Series 2017, 5% 12/15/41	50,000	54,869
Westchester County Gen. Oblig. Series 2021 A, 5% 10/15/29	65,000	75,782
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	26,282
TOTAL NEW YORK		12,985,671
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	64,168
5% 5/1/30	80,000	85,287
Series 194, 5% 10/15/30	15,000	16,118
Series 198, 5% 11/15/46	50,000	53,199
Series 2015 189, 5% 5/1/31	50,000	53,234
Series 2015 194, 5% 10/15/34	55,000	58,654
Series 2017 205:
5% 11/15/26	110,000	122,072
5.25% 11/15/57	175,000	189,051
Series 2018 209, 5% 7/15/36	115,000	126,963
Series 2019 213, 5% 9/1/30	70,000	79,448
Series 202, 5% 10/15/30 (c)	30,000	32,296
Series 207, 5% 9/15/26 (c)	5,000	5,448
Series 209, 5% 7/15/31	30,000	33,730
Series 211, 4% 9/1/43	55,000	54,364
TOTAL NEW YORK AND NEW JERSEY		974,032
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	58,362
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	25,055
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	81,341
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	63,838
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	10,891
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	40,000	44,074
Series 2018 A, 5% 6/1/29	75,000	85,145
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	74,578
Series 2019:
5% 3/1/31	5,000	5,573
5% 3/1/32	30,000	33,324
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	32,365
Series 2020 B:
5% 5/1/28	50,000	56,918
5% 5/1/29	35,000	40,260
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	9,214
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	107,131
5% 1/1/30	55,000	58,791
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	70,606
Wake County Series 2021, 5% 3/1/31	85,000	99,481
TOTAL NORTH CAROLINA		956,947
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. Series 2021, 4% 12/1/35	60,000	56,522
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	38,577
Series C, 3.35% 7/1/42	20,000	18,125
TOTAL NORTH DAKOTA		113,224
Ohio - 3.5%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	4,845
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A, 5% 8/1/27	25,000	27,337
Series 2020 A, 5% 12/1/35	60,000	64,287
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	92,034
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	22,576
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	31,490
Series 2018 A, 5% 4/1/30	30,000	34,095
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,020
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	32,513
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	88,575
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	59,846
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	61,981
Hamilton County Swr. Sys. Rev. Series 2019 A, 5% 12/1/29	150,000	173,841
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/40	100,000	86,156
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	100,000	96,087
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	25,953
5% 9/15/26	35,000	38,809
Series 2015 C, 5% 11/1/28	25,000	26,800
Series 2017 C, 5% 8/1/26	20,000	22,124
Series 2017 C1, 5% 9/1/28	60,000	68,418
Series 2018 A, 5% 2/1/29	15,000	16,294
Series 2021 A, 4% 3/1/38	55,000	56,056
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	145,000	163,419
5% 1/1/33	40,000	43,921
Ohio Hosp. Rev.:
Series 2016 A, 5% 1/15/41	30,000	31,132
Series 2021 A, 3% 1/15/46	50,000	37,914
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	10,000	9,797
4% 3/1/49	10,000	9,850
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	44,350
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	42,613
Ohio State Univ. Gen. Receipts Series 2013 A, 4% 6/1/43	385,000	379,520
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	11,936
Series 2013 A2, 0% 2/15/37	80,000	44,109
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2015 A, 5% 12/1/24	235,000	251,469
Series 2015 B, 5% 12/1/26	215,000	234,388
Series 2019 B, 5% 12/1/39	275,000	306,281
Series 2020 A, 5% 12/1/38	65,000	72,725
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	13,225
Willoughby-Eastlake City School District Series 2016, 4% 12/1/50	160,000	154,842
TOTAL OHIO		2,986,628
Oklahoma - 0.5%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	41,547
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	201,569
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,424
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	29,767
5% 1/1/47	30,000	31,500
Series 2017 D, 5% 1/1/26	5,000	5,441
Series 2017 E, 4% 1/1/31	100,000	104,510
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,290
TOTAL OKLAHOMA		430,048
Oregon - 0.7%
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	35,074
0% 6/15/39	10,000	4,954
Series B, 0% 6/15/34	20,000	12,777
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	8,995
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2012 A, 5% 11/15/23 (Pre-Refunded to 11/15/22 @ 100)	15,000	15,199
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	35,626
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	35,000	37,439
Series 2019 A, 5% 7/1/25	215,000	230,842
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	95,000	95,762
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	47,221
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	77,556
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,087
TOTAL OREGON		611,532
Pennsylvania - 4.2%
Allegheny County Series C77, 5% 11/1/43	25,000	27,448
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/35 (c)	155,000	166,486
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	29,378
Bristol School District Series 2013, 5% 6/1/40	30,000	30,803
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	70,000	71,758
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 A, 4% 9/1/50	100,000	94,888
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	110,000	104,955
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	14,431
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2018 A, 5% 1/1/32	10,000	11,064
Series 2018 B, 5% 1/1/26	225,000	242,714
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 4% 2/15/39	100,000	98,583
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,476
Lehigh County Gen. Purp. Hosp. Rev. Series 2015 A, 4.125% 7/1/40	90,000	89,728
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	8,981
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	51,796
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	85,000	92,644
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	20,000	18,344
5% 12/31/28 (c)	40,000	41,515
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	20,000	20,207
Series 2015 1, 5% 8/15/23	5,000	5,182
Series 2015:
4% 8/15/34	25,000	25,289
5% 3/15/24	70,000	73,656
5% 8/15/32	60,000	63,423
Series 2016 2, 3% 9/15/36	15,000	13,547
Series 2016:
5% 9/15/23	35,000	36,361
5% 9/15/27	10,000	10,925
Series 2021, 5% 5/15/31	60,000	70,003
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A:
5% 9/1/39	135,000	138,299
5% 9/1/45	135,000	137,718
5.25% 9/1/50	50,000	51,411
Series 2016 C:
3% 8/15/41	35,000	27,855
5% 8/15/25	55,000	59,583
Pennsylvania Hsg. Fin. Agcy. Series 2021 134A, 1.85% 4/1/36	100,000	77,830
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	14,842
Series 2017 125B, 3.65% 10/1/42	20,000	18,748
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	55,071
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (Assured Guaranty Muni. Corp. Insured)	35,000	36,296
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	17,799
Series 2014 A, 0% 12/1/39 (d)	35,000	34,530
Series 2014 C, 5% 12/1/44	50,000	51,553
Series 2016, 5% 6/1/36	50,000	52,562
Series 2017 2, 5% 12/1/30	10,000	10,843
Series 2017 A2:
5% 12/1/24	240,000	256,061
5% 12/1/28	115,000	128,364
Series 2017, 5% 12/1/40	10,000	10,547
Series 2019 A:
4% 12/1/49	100,000	92,413
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	100,000	99,332
5% 12/1/34	30,000	33,096
5% 12/1/35	35,000	38,305
Series 2019, 5% 12/1/32	10,000	11,107
Philadelphia Arpt. Rev. Series 2020 A, 4% 7/1/38	60,000	59,021
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	45,209
Series 2017 A, 4% 9/1/42	25,000	24,330
Philadelphia Gas Works Rev. Series 2017 15, 5% 8/1/42	150,000	157,184
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	15,000	16,186
Series 2017 A, 5% 8/1/23	20,000	20,688
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,055
Series 2019 A, 5% 9/1/44	25,000	26,479
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,076
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	110,000	101,716
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	97,719
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	42,676
TOTAL PENNSYLVANIA		3,593,089
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	70,563
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	50,000	51,020
Rhode Island - 0.1%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	88,414
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	20,923
TOTAL RHODE ISLAND		109,337
South Carolina - 0.7%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	17,575
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	21,162
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	19,600
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	140,000	142,407
Series 2013 B, 5.125% 12/1/43	105,000	106,549
Series 2014 A, 5.5% 12/1/54	25,000	25,487
Series 2014 C:
5% 12/1/29	25,000	26,167
5% 12/1/36	25,000	25,638
Series 2015, 5% 12/1/23	60,000	62,548
Series 2016 A:
3.25% 12/1/35	10,000	9,098
5% 12/1/30	80,000	84,748
Series A, 3% 12/1/41	20,000	16,107
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	48,943
TOTAL SOUTH CAROLINA		606,029
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	15,893
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	35,523
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,346
Series 2016 A, 4% 1/1/42	15,000	14,666
Series 2019, 4% 11/15/43	5,000	4,737
Memphis Gen. Oblig. Series 2021, 4% 5/1/46	50,000	49,128
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/54	35,000	32,784
5% 7/1/54	140,000	147,833
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	180,000	64,220
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	21,245
Series 2006 B, 5.625% 9/1/26	50,000	54,252
Series 2006 C:
5% 2/1/24	15,000	15,430
5% 2/1/27	15,000	15,875
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	54,324
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	65,000	65,247
Series 2020 1A, 2.4% 1/1/44	10,000	7,529
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	54,095
TOTAL TENNESSEE		683,127
Texas - 8.3%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	55,038
Alvin Independent School District:
Series 2019, 3.375% 2/15/40	15,000	13,916
Series 2020, 4% 2/15/48	100,000	99,826
Arlington Higher Ed. Fin. Corp. Series 2018, 4% 8/15/48	80,000	77,219
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/45	100,000	104,879
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	5,173
Series 2019, 4% 8/1/35	25,000	25,677
Bexar County Gen. Oblig.:
Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	15,000	15,475
Series 2017, 5% 6/15/43 (Pre-Refunded to 6/15/26 @ 100)	70,000	77,340
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	13,599
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,599
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	60,995
Series 2016, 3.375% 1/1/41	45,000	37,563
City of Denton Series 2017, 4% 2/15/47	15,000	14,772
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	45,567
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	39,197
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	57,145
Corpus Christi Util. Sys. Rev. Series 2019, 3% 7/15/49	75,000	59,613
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	50,870
Series 2020 A, 3% 2/15/35	180,000	170,143
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	83,696
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 5.25% 11/1/27 (c)	10,000	10,307
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	18,332
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2018 C, 4% 10/1/43	100,000	100,040
Series 2020 C, 4% 10/1/49	75,000	73,502
Del Mar College District Series 2018 B, Series 2018 B, 4% 8/15/48	150,000	147,115
Denton Independent School District:
Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	63,656
Series 2015 A, 5% 8/15/45 (Pre-Refunded to 8/15/25 @ 100)	100,000	108,473
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	19,882
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	89,947
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	31,162
Series 2019, 4% 8/15/39	35,000	35,799
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	35,000	37,261
0% 10/1/48 (d)	70,000	73,522
Series 2018 A, 5% 10/1/37	40,000	43,426
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	46,792
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2017, 4% 11/15/37	55,000	54,151
Harris County Flood Cont. District Series 2017 A, 4% 10/1/38	200,000	202,629
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	37,397
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	50,580
Harris County Toll Road Rev. Series 2021, 5% 8/15/24	95,000	100,879
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,233
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	10,658
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	8,842
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	21,318
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,314
0% 9/1/33 (AMBAC Insured)	120,000	77,564
Houston Gen. Oblig. Series 2021 A, 3% 3/1/40	100,000	85,897
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	25,140
Houston Independent School District:
Series 2013 A, 5% 2/15/24	15,000	15,284
Series 2016 A, 5% 2/15/31	55,000	59,782
Series 2017:
5% 2/15/23	20,000	20,422
5% 2/15/27	30,000	33,430
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/27	85,000	90,556
Series 2017 B:
5% 11/15/24	175,000	186,856
5% 11/15/29	90,000	100,310
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	43,054
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	68,288
Katy Independent School District:
Series 2019, 4% 2/15/40	35,000	35,921
Series 2022, 4% 2/15/41	125,000	127,137
Keller Independent School District Series 2020, 4% 2/15/44	100,000	100,351
Lamar Consolidated Independent School District Series 2018, 4% 2/15/50	75,000	74,685
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	30,958
Series 2016 A:
0% 8/16/44	130,000	49,240
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,371
Lone Star College Sys. Gen. Oblig. Series 2021 A, 4% 2/15/46	250,000	252,804
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020 A, 5% 5/15/50	55,000	58,390
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	10,354
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	52,236
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33	150,000	96,202
0% 9/15/35	50,000	28,681
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	40,503
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	6,444
0% 1/1/35 (Assured Guaranty Corp. Insured)	190,000	116,668
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	52,525
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	14,612
Series 2015 A, 5% 1/1/27	100,000	106,077
Series 2017 B, 5% 1/1/25	35,000	35,546
Series 2018:
4.25% 1/1/49	5,000	5,019
5% 1/1/48	70,000	73,416
Northside Independent School District Series 2019 A, 4% 8/15/36	190,000	198,398
Port of Houston Auth. Series 2021, 4% 10/1/39	115,000	114,733
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/24	175,000	184,136
Series 2015:
5% 2/1/27	30,000	32,725
5% 2/1/32	45,000	48,204
Series 2019, 4% 2/1/28	90,000	96,061
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	22,582
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	22,006
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	54,762
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	50,000	50,993
Texas A&M Univ. Rev.:
Series 2017 E, 5% 5/15/35	50,000	54,408
Series 2021 A, 3% 5/15/37	115,000	102,410
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	27,704
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/23	15,000	15,600
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	52,553
Series 2015 A, 5% 10/1/24	45,000	47,860
Series 2016 A, 5% 4/1/30	50,000	54,357
Series 2016, 5% 4/1/27	100,000	109,650
Series 2017 B, 5% 10/1/33	35,000	38,595
Series 2018 A, 5% 10/1/26	65,000	72,164
Series 2018 B, 5% 8/1/24	30,000	31,782
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/31	65,000	63,185
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	57,560
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	105,000	103,960
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	11,367
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	65,000	67,662
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	65,451
Series 2018 A, 4% 10/15/37	10,000	10,240
Series 2018 B, 4% 10/15/34	5,000	5,215
Series 2019 A, 4% 10/15/49	160,000	158,878
Series 2020:
3% 10/15/34	10,000	9,351
5% 8/1/33	55,000	63,354
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	52,400
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 A, 4% 8/15/42	65,000	65,331
Series 2016 J, 5% 8/15/26	20,000	22,216
Series 2017 B, 3.375% 8/15/44	15,000	13,221
Series 2019 A, 5% 8/15/31	15,000	17,050
Waco Independent School District Series 2022, 3% 8/15/40	235,000	207,720
Waller Independent School District Series 2020, 4% 2/15/50	15,000	14,912
TOTAL TEXAS		7,160,998
Utah - 0.5%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	22,272
Series 2020 A:
4% 8/1/39	65,000	65,497
5% 8/1/37	60,000	68,055
Series 2021 A1, 4% 8/1/41	80,000	80,298
Utah Gen. Oblig. Series 2020, 5% 7/1/28	150,000	171,999
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,824
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	21,649
Series 2016, 4% 12/15/29	25,000	26,124
TOTAL UTAH		466,718
Virginia - 2.4%
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	10,389
Series 2017, 5% 3/15/27	15,000	16,754
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	42,207
Series 2016 A, 3% 4/1/36	155,000	139,402
Fairfax County Gen. Oblig. Series 2020 A, 5% 10/1/36	270,000	309,813
Fairfax County Indl. Dev. Auth.:
Series 2018 A, 5% 5/15/24	50,000	52,683
Series 2022, 5% 5/15/25	55,000	59,148
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	33,062
Loudoun County Sanitation Auth. Wtr. & Swr. Series 2015, 4% 1/1/42	55,000	55,744
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	32,377
Series 2021, 3% 1/1/51	50,000	33,562
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	37,528
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	30,000	33,504
Univ. of Virginia Gen. Rev. Series 2013 A, 4% 4/1/45	55,000	55,169
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Programs) Series 2017 E, 5% 2/1/25	125,000	134,117
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,735
Series 2017 E, 5% 2/1/24	45,000	47,176
Series 2019 C, 5% 2/1/30	45,000	50,563
Series 2017 A, 5% 2/1/24	60,000	62,901
Series 2019 C, 5% 2/1/25	65,000	69,741
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 5% 9/1/23	220,000	228,182
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	52,655
Series 2017, 3% 5/15/36	125,000	112,451
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	4,989
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	35,000	37,443
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 3% 8/1/30	100,000	100,175
Series 2016 A, 3% 8/1/35	15,000	14,230
Series 2019 A, 5% 8/1/29	60,000	69,269
Virginia Small Bus. Fing. Auth.:
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 3% 1/1/41 (c)(e)	50,000	38,919
Series 2012, 5.25% 1/1/32 (c)	60,000	60,000
Series 2014, 4% 10/1/38	5,000	5,048
Series 2020 A, 3.375% 1/1/51	80,000	64,236
TOTAL VIRGINIA		2,074,172
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	49,844
5% 11/1/35	65,000	70,548
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	17,971
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/28	75,000	80,437
Series 2016 A, 5% 7/1/28	55,000	60,149
Series 2017 A, 5% 7/1/26	50,000	50,000
Series 2018 C, 5% 7/1/33	65,000	72,399
King County Gen. Oblig.:
Series 2015 E, 5% 12/1/29	45,000	48,950
Series 2021 A, 4% 1/1/26	50,000	53,035
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	34,082
King County Pub. Hosp. District #2 Series 2020 A, 4% 12/1/45	120,000	118,759
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	25,346
King County School District #403 Series 2020 A, 4% 12/1/35	100,000	104,974
King County Swr. Rev. Series 2020 A, 4% 1/1/44	225,000	225,163
Port of Seattle Rev. Series 2018 B:
5% 5/1/24 (c)	75,000	78,122
5% 5/1/25 (c)	65,000	68,840
Seattle Muni. Lt. & Pwr. Rev.:
Series 2019 A, 5% 4/1/42	100,000	109,319
Series 2020 A, 5% 7/1/27	90,000	101,452
Series 2021 A, 4% 7/1/43	100,000	99,692
Seattle Wtr. Sys. Rev. Series 2015, 4% 5/1/45	50,000	49,859
Thurston & Pierce Counties Cmnty. Schools Series 2019, 4% 12/1/35	50,000	52,480
Univ. of Washington Univ. Revs. Series 2012 C, 3.25% 7/1/43	135,000	119,777
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	10,000	10,324
Series 2014 B:
5% 8/1/29	25,000	25,792
5% 8/1/31	55,000	56,743
Series 2014 E, 5% 2/1/32	90,000	93,271
Series 2015 B, 5% 2/1/28	40,000	42,606
Series 2015 G, 5% 7/1/26	100,000	106,766
Series 2015 H:
5% 7/1/26	25,000	26,691
5% 7/1/29	15,000	15,910
Series 2016 B, 5% 7/1/32	50,000	53,660
Series 2016 C, 5% 2/1/35	30,000	32,130
Series 2018 D, 5% 8/1/28	30,000	33,523
Series 2020 A, 5% 1/1/26	20,000	21,882
Series 2020 E, 5% 6/1/45	55,000	60,646
Series 2021 A:
5% 8/1/29	75,000	86,534
5% 8/1/43	175,000	194,723
Series 2021 C, 5% 2/1/28	170,000	192,447
Series R 2015 C, 5% 7/1/27	25,000	26,666
Washington Health Care Facilities Auth. Rev.:
Series 2012 A:
4% 10/1/34	115,000	114,160
5% 10/1/38	5,000	5,096
Series 2014 C, 4% 10/1/44	55,000	50,665
Series 2015 B, 5% 8/15/24	20,000	21,165
Series 2017 B, 3.5% 8/15/38	70,000	62,844
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	30,042
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	77,531
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	36,689
TOTAL WASHINGTON		3,169,704
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	18,363
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	145,000	141,078
TOTAL WEST VIRGINIA		159,441
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	48,828
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,342
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	43,221
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	5,000	3,912
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	44,602
Series 2015 1, 5% 5/1/25	70,000	75,659
Series 2016 2, 5% 11/1/29	65,000	70,985
Series 2017 2, 5% 11/1/25	65,000	71,026
Series 3, 5% 11/1/31	25,000	27,686
Series A, 4% 5/1/27	20,000	21,151
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,572
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	51,440
3.5% 2/15/46	20,000	16,685
Series 2017 A, 5% 4/1/28	5,000	5,526
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	10,726	10,381
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	69,605
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	37,613
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	11,136
TOTAL WISCONSIN		624,370
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	27,597
TOTAL MUNICIPAL BONDS (Cost $88,785,675)		84,273,772

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.88% (f)(g) (Cost $2,705,991)	2,705,459	2,705,986

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $91,491,666)	86,979,758
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(723,780)
NET ASSETS - 100.0%	86,255,978

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	58,931	31,598,003	28,950,944	2,716	3	(7)	2,705,986	0.2%
Total	58,931	31,598,003	28,950,944	2,716	3	(7)	2,705,986

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	84,273,772	-	84,273,772	-

Money Market Funds	2,705,986	2,705,986	-	-
Total Investments in Securities:	86,979,758	2,705,986	84,273,772	-

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$84,273,772
Unaffiliated issuers (cost $88,785,675)
Fidelity Central Funds (cost $2,705,991)	2,705,986

Total Investment in Securities (cost $91,491,666)		$86,979,758
Cash		336,662
Receivable for investments sold		32,794
Receivable for fund shares sold		148,934
Interest receivable		964,533
Distributions receivable from Fidelity Central Funds		971
Receivable from investment adviser for expense reductions		32,458
Other receivables		113
Total assets		88,496,223
Liabilities
Payable for investments purchased
Regular delivery	$1,890,736
Delayed delivery	42,049
Payable for fund shares redeemed	107,216
Distributions payable	144,529
Accrued management fee	3,377
Other payables and accrued expenses	52,338
Total Liabilities		2,240,245
Net Assets		$86,255,978
Net Assets consist of:
Paid in capital		$92,509,636
Total accumulated earnings (loss)		(6,253,658)
Net Assets		$86,255,978
Net Asset Value , offering price and redemption price per share ($86,255,978 ÷ 4,705,735 shares)		$18.33

Statement of Operations
		Year ended June 30, 2022
Investment Income
Interest		$1,427,521
Income from Fidelity Central Funds		2,716
Total Income		1,430,237
Expenses
Management fee	$41,583
Custodian fees and expenses	9,414
Independent trustees' fees and expenses	268
Registration fees	52,845
Audit	59,278
Legal	78
Miscellaneous	416
Total expenses before reductions	163,882
Expense reductions	(105,922)
Total expenses after reductions		57,960
Net Investment income (loss)		1,372,277
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,706,165)
Fidelity Central Funds	3
Total net realized gain (loss)		(1,706,162)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,693,064)
Fidelity Central Funds	(7)
Total change in net unrealized appreciation (depreciation)		(6,693,071)
Net gain (loss)		(8,399,233)
Net increase (decrease) in net assets resulting from operations		$(7,026,956)

Statement of Changes in Net Assets

	Year ended June 30, 2022	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,372,277	$1,206,781
Net realized gain (loss)	(1,706,162)	(42,715)
Change in net unrealized appreciation (depreciation)	(6,693,071)	1,351,726
Net increase (decrease) in net assets resulting from operations	(7,026,956)	2,515,792
Distributions to shareholders	(1,365,882)	(1,203,909)
Share transactions
Proceeds from sales of shares	198,120,579	68,691,117
Reinvestment of distributions	6,754	116,556
Cost of shares redeemed	(193,632,934)	(34,789,254)
Net increase (decrease) in net assets resulting from share transactions	4,494,399	34,018,419
Total increase (decrease) in net assets	(3,898,439)	35,330,302

Net Assets
Beginning of period	90,154,417	54,824,115
End of period	$86,255,978	$90,154,417

Other Information
Shares
Sold	10,403,744	3,353,200
Issued in reinvestment of distributions	327	5,691
Redeemed	(10,063,538)	(1,700,341)
Net increase (decrease)	340,533	1,658,550

Fidelity® SAI Municipal Bond Index Fund

Years ended June 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$20.65	$20.26	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.330	.314	.333
Net realized and unrealized gain (loss)	(2.320)	.391	.254
Total from investment operations	(1.990)	.705	.587
Distributions from net investment income	(.330)	(.315)	(.327)
Total distributions	(.330)	(.315)	(.327)
Net asset value, end of period	$18.33	$20.65	$20.26
Total Return D,E	(9.74)%	3.50%	2.96%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.20%	.17%	.45% H
Expenses net of fee waivers, if any	.07%	.07%	.07% H
Expenses net of all reductions	.07%	.07%	.07% H
Net investment income (loss)	1.65%	1.53%	1.72% H
Supplemental Data
Net assets, end of period (000 omitted)	$86,256	$90,154	$54,824
Portfolio turnover rate I	59%	13%	8% H

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended June 30, 2022

1. Organization.
Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to market discount and capital loss carryforwards.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$171,602
Gross unrealized depreciation	(4,674,439)
Net unrealized appreciation (depreciation)	$(4,502,837)
Tax Cost	$91,482,595
The tax-based components of distributable earnings as of period end were as follows:
Capital loss carryforward	$(1,749,570)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,502,837)
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.
Short-term	$(738,073)
Long-term	(1,011,497)
Total capital loss carryforward	$(1,749,570)
The tax character of distributions paid was as follows:
	June 30, 2022	June 30, 2021
Tax-exempt Income	$1,365,882	$1,203,909
Total	$1,365,882	$ 1,203,909
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	53,824,578	49,076,976
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity SAI Municipal Bond Index Fund	$146
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets.This reimbursement will remain in place through October 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $105,413.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $509.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Bond Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of June 30, 2022, the related statement of operations for the year ended June 30, 2022, the statement of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the two years in the period ended June 30, 2022 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2022 and the financial highlights for each of the two years in the period ended June 30, 2022 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 15, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022

Fidelity® SAI Municipal Bond Index Fund	.07%
Actual		$ 1,000	$ 898.50	$ .33
Hypothetical- B		$ 1,000	$ 1,024.45	$ .35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

During fiscal year ended 2022, 100% of the fund's income dividends was free from federal income tax, and 5.62% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9894029.102
MBX-ANN-0822
Fidelity® Municipal Bond Index Fund

Annual Report
June 30, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2022	Past 1 year	Life of Fund A
Fidelity® Municipal Bond Index Fund	-9.26%	-1.56%

A     From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Bond Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

11,000
10,750
10,500
10,250
10,000
9,750
$9,500
2019
2020
2021
'22
Period Ending Values
$9,544 Fidelity® Municipal Bond Index Fund
$9,914 Bloomberg Municipal Bond Index

Management's Discussion of Fund Performance
Management's Discussion of Fund Performance
Market Recap: Tax-exempt municipal bonds notably declined for the 12 months ending June 30, 2022, held back largely by the U.S. Federal Reserve's actions to rein in persistent inflation. The Bloomberg Municipal Bond Index returned -8.57% for the period. In the second half of 2021, the muni market benefited from an improved fiscal outlook for many issuers, bolstered by better-than-expected tax revenue, as well as by substantial federal aid from the American Rescue Plan Act. Investor demand was strong amid expectations for higher tax rates on upper-income tax brackets. From January through April, the lack of tax increases and growing concern that interest rates were headed higher and more quickly than the market initially anticipated in the face of rapidly rising inflation led to rate volatility and investor outflows. The Fed raised its target policy rate by 25 basis points (0.25%) in mid-March. In May, munis staged a partial rebound when expectations for additional rate hikes became more tempered amid concern about a recession. In June, investors again pushed yields higher when the Fed followed up its 50-basis-point May rate hike with an increase of 75 basis points - the biggest since 1994. The period ended on a somewhat brighter note when some investors, drawn by compelling tax-free yields and further signs of an economic slowdown, returned to the muni market. Muni credit fundamentals remained solid for the 12 months overall and, for most issuers, the risk of credit-rating downgrades appeared low.
Comments from Co-Portfolio Managers Brandon Bettencourt, Richard Munclinger and Michael Maka:
For the fiscal year, the fund returned -9.26%, lagging, net of fees, the -8.57% return of the benchmark, the Bloomberg Municipal Bond Index. Our goal is to produce monthly returns, before expenses, that closely match the benchmark's return. We use a method known as stratified sampling, which matches the index's risk factors, but does not always hold all bonds in the exact proportions of the index. Trading costs associated with the purchase and sale of municipal securities detracted from performance versus the benchmark as heightened market uncertainty and volatility triggered elevated shareholder flows. Differences in the way fund holdings and index components were priced also detracted from the fund's relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary June 30, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

California	17.8
New York	15.3
Texas	8.4
Illinois	4.9
Florida	4.7

Revenue Sources (% of Fund's net assets)
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.3%
Transportation	16.3%
Special Tax	11.5%
Health Care	9.8%
Water & Sewer	8.2%
Education	6.7%
Escrowed/Pre-Refunded	5.4%
Others* (Individually Less Than 5%)	9.8%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022
Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	71,560
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,991
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	83,195
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	100,284
5% 11/1/39	320,000	360,076
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	28,961
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	160,714
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	5,147
Black Belt Energy Gas District Bonds Series 2017 A, 4%, tender 7/1/22 (b)	120,000	120,000
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	21,408
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	38,743
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	50,615
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (b)	50,000	50,633
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	45,000	50,194
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	137,200
Series 2017 B1, 3.25% 9/1/31	5,000	4,681
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	43,446
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	9,323
TOTAL ALABAMA		1,363,171
Alaska - 0.2%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	101,889
Series 2015 B, 5% 8/1/27	50,000	54,046
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	82,331
TOTAL ALASKA		238,266
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	36,744
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	69,171
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	14,679
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	125,610
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	42,182
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	55,671
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	175,702
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	180,637
Series 2017 D, 5% 7/1/25	15,000	16,092
Series 2019 B, 5% 7/1/44 (c)	285,000	297,830
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	90,522
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	26,827
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	49,273
Series 2016 A, 5% 1/1/27	50,000	55,868
Series 2017 A:
5% 1/1/28	100,000	113,361
5% 1/1/33	50,000	55,327
Series A:
5% 1/1/31	40,000	44,512
5% 1/1/36	40,000	43,411
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	53,987
5.25% 12/1/24	10,000	10,528
5.25% 12/1/26	15,000	16,189
Series 2007, 5.25% 12/1/23	20,000	20,706
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	47,782
Series 2020 A, 4% 8/1/44	100,000	98,574
TOTAL ARIZONA		1,741,185
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Health Care Rev. Series 2021 B1, 5% 9/1/39	55,000	56,901
Fort Smith Wtr. & Swr. Rev. Series 2018:
5% 10/1/30	165,000	181,834
5% 10/1/34	110,000	119,905
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	37,342
TOTAL ARKANSAS		395,982
California - 17.8%
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	38,996
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series C, 0% 9/1/36 (Escrowed to Maturity)	170,000	104,042
Series 1997 C, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	77,037
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	42,448
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	49,376
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	128,371
Series 2017 S7:
4% 4/1/34	95,000	97,304
4% 4/1/38	75,000	75,123
4% 4/1/47	5,000	4,878
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	36,836
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	82,126
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	41,481
Series BA, 5% 12/1/32	65,000	73,778
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	130,662
Series 2001 A:
0% 10/1/30	70,000	53,182
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,490
Series 2018 B, 5% 10/1/43	100,000	106,137
Series T1, 5% 3/15/39	30,000	35,283
Series U6, 5% 5/1/45	35,000	41,796
California Gen. Oblig.:
Series 2013:
5% 9/1/26	75,000	77,658
5% 9/1/27	55,000	56,943
5% 11/1/30	25,000	25,975
Series 2014:
5% 10/1/23	35,000	36,427
5% 11/1/23	50,000	52,157
5% 12/1/24	155,000	161,869
5% 10/1/28	30,000	31,819
Series 2015:
5% 8/1/23	25,000	25,898
5% 8/1/26	75,000	80,291
5% 8/1/26	65,000	70,448
5% 9/1/26	20,000	21,716
5% 9/1/28	50,000	53,936
5% 8/1/29	20,000	21,485
5% 8/1/30	170,000	180,252
5% 8/1/45	40,000	41,805
5.25% 8/1/30	95,000	102,498
Series 2016:
3% 9/1/33	120,000	111,378
4% 9/1/28	110,000	115,785
4% 9/1/35	50,000	50,412
5% 9/1/24	45,000	47,846
5% 9/1/26	85,000	94,252
5% 8/1/27	45,000	49,736
5% 9/1/30	15,000	16,410
5% 9/1/32	50,000	54,452
5% 9/1/45	10,000	10,607
Series 2017 A, 5% 8/1/26	80,000	88,564
Series 2017:
3.5% 8/1/27	25,000	25,779
4% 8/1/37	25,000	25,129
5% 11/1/25	175,000	190,989
5% 11/1/27	75,000	84,828
5% 11/1/27	65,000	73,518
5% 11/1/31	100,000	111,467
5% 8/1/33	100,000	108,379
Series 2018, 5% 10/1/48	100,000	107,925
Series 2019:
3% 10/1/33	70,000	64,417
3% 10/1/34	50,000	45,069
4% 4/1/25	45,000	47,244
5% 4/1/25	105,000	113,161
5% 10/1/25	175,000	190,653
5% 4/1/27	10,000	11,207
5% 4/1/30	100,000	114,653
5% 4/1/35	5,000	5,217
5% 4/1/36	75,000	78,199
5% 8/1/36	100,000	110,696
Series 2020:
2% 11/1/36	60,000	46,958
3% 3/1/28	50,000	50,860
3% 11/1/35	250,000	222,707
4% 3/1/28	40,000	43,206
4% 3/1/29	175,000	189,902
4% 3/1/50	40,000	39,242
5% 11/1/27	50,000	56,552
5% 3/1/32	50,000	57,711
5% 3/1/32	50,000	57,711
5% 3/1/35	220,000	249,752
Series 2021:
4% 12/1/24	100,000	104,599
5% 9/1/27	175,000	197,474
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51 (Pre-Refunded to 8/15/22 @ 100)	80,000	80,341
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	150,000	145,597
Series 2013 A, 4% 3/1/43	35,000	32,075
Series 2015, 5% 11/15/26	50,000	54,143
Series 2016 A:
3% 10/1/41	50,000	40,073
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	113,881
Series 2016 B:
5% 11/15/46	15,000	15,567
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	11,108
Series 2017 A:
5% 11/15/26	275,000	304,218
5% 11/1/27	20,000	22,653
Series 2017 A2, 5% 11/1/47	70,000	80,121
Series 2018 A:
4% 11/15/42	65,000	63,159
5% 11/15/26	35,000	38,308
5% 11/15/33	25,000	26,695
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	16,523
5% 10/1/29	25,000	27,245
Series 2018, 5% 10/1/26	25,000	27,788
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	63,482
5% 12/31/47 (c)	100,000	100,417
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	18,421
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	171,446
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	21,634
5% 11/1/33	105,000	112,221
5% 11/1/43	40,000	41,875
Series 2016 A:
3.125% 11/1/36	50,000	46,567
5% 11/1/26	45,000	49,360
5% 11/1/45	125,000	131,106
Series 2017 A, 5% 11/1/25	100,000	108,835
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	103,302
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	36,528
5% 1/1/32	20,000	20,924
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	28,340
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	90,677
Series 2017 A, 5% 4/1/47	55,000	56,635
Series 2018 A, 3.5% 3/1/38	75,000	66,699
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	192,254
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	20,833
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	19,130
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	27,006
Coast Cmnty. College District:
Series 2006 B, 0% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	300,000	247,595
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	93,183
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	7,649
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	144,670
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	68,987
Series 2017 B, 5% 6/1/27	5,000	5,633
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	165,000	104,857
0% 8/1/38	65,000	33,769
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	54,788
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,636
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	102,073
0% 1/1/27 (Escrowed to Maturity)	40,000	35,846
0% 1/1/29 (Escrowed to Maturity)	20,000	16,770
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	40,000	38,423
5% 1/15/42 (Assured Guaranty Muni. Corp. Insured)	85,000	87,844
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	42,478
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	10,619
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	71,044
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	29,700
Fresno Unified School District Series 2016 A, 4% 8/1/41	150,000	147,922
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	41,199
Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	105,362
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	21,616
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,823
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,823
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	140,000	151,515
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	7,653
Series 2016 B, 3% 8/1/45	20,000	16,002
Imperial Irrigation District Elec. Rev. Series 2016 B1, 5% 11/1/46	140,000	149,535
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	70,812
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	26,586
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	85,235
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	105,270
Series 2016, 3% 8/1/32	35,000	33,646
Series B, 0% 8/1/35	150,000	87,561
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	100,000	106,151
Series 2017 J, 5% 8/1/28	30,000	33,541
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	31,845
Series C, 5% 8/1/22	25,000	25,068
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	36,238
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,615
Series K, 4% 8/1/35	20,000	20,254
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	49,258
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	210,585
Series 2018 C, 5% 5/15/37 (c)	75,000	79,189
Series 2018 D:
5% 5/15/31 (c)	80,000	88,046
5% 5/15/34 (c)	120,000	129,794
Series 2020 C, 5% 5/15/25 (c)	375,000	400,590
Series A, 5% 5/15/36 (c)	50,000	53,591
Series B, 5% 5/15/34 (c)	10,000	10,737
Series C, 5% 5/15/33 (c)	90,000	96,281
Series D, 5% 5/15/26 (c)	65,000	70,607
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	10,000	10,165
5% 7/1/24	140,000	142,064
Series 2014 C, 5% 7/1/29	40,000	42,164
Series 2014 D, 5% 7/1/44	45,000	46,934
Series 2015 A, 3.25% 7/1/31	100,000	100,058
Series 2016 A:
5% 7/1/40	125,000	132,800
5% 7/1/46	70,000	73,973
Series 2017 A, 5% 7/1/28	5,000	5,539
Series A, 5% 7/1/31	15,000	16,704
Series B:
5% 7/1/29	50,000	52,034
5% 7/1/30	40,000	41,169
5% 7/1/30	55,000	62,288
Series C, 5% 7/1/37	25,000	27,821
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C:
5% 7/1/23	45,000	45,000
5% 7/1/23	45,000	45,000
5% 7/1/25	10,000	10,000
5% 7/1/25	10,000	10,000
Series 2014 A, 5% 7/1/44	25,000	26,074
Series 2016 B, 5% 7/1/29	50,000	54,139
Series A:
5% 7/1/33	20,000	21,752
5% 7/1/33	25,000	27,613
Series B, 5% 7/1/25	25,000	25,798
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	160,393
Los Angeles Solid Waste Resources Rev. Series 2018 A, 5% 2/1/30	115,000	128,603
Los Angeles Unified School District:
Series 2014 C:
5% 7/1/23	130,000	134,279
5% 7/1/24	40,000	42,349
Series 2016 A, 5% 7/1/40	30,000	31,677
Series 2018 B1:
5% 7/1/23	95,000	98,127
5.25% 7/1/42	50,000	54,522
Series 2019 A, 5% 7/1/28	130,000	147,666
Series 2020 C, 5% 7/1/30	60,000	69,317
Series 2020, 5% 7/1/25	10,000	10,836
Series 2021 A, 5% 7/1/25	75,000	81,271
Series A:
5% 7/1/24	5,000	5,294
5% 7/1/29	5,000	5,753
5% 7/1/30	50,000	57,123
Series B, 5% 7/1/25	90,000	97,525
Series C, 5% 7/1/28	55,000	57,976
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	61,510
4% 8/1/47	135,000	129,649
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	62,671
Montebello Unified School District Series A, 5% 8/1/41	50,000	53,105
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	61,369
Series 2009 B, 6.5% 11/1/39	25,000	30,871
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	134,556
Series 2017, 0% 8/1/39	95,000	48,085
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	13,074
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	57,394
Orange County Wtr. District Rev. Series 2017 A, 5% 8/15/29	75,000	82,916
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	132,677
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	23,380
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	43,244
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	160,401
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	32,803
Poway Unified School District Series 2011, 0% 8/1/46	190,000	64,461
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	184,509
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015:
4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	106,345
5.25% 11/1/45 (Pre-Refunded to 11/1/25 @ 100)	180,000	198,003
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	61,227
0% 12/1/34 (FGIC Insured)	100,000	60,289
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	78,150
Sacramento TOT Rev. Series A, 5% 6/1/43	55,000	58,455
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	1,645
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	180,000	101,082
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,543
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	52,175
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	188,071
5.25% 8/1/47	30,000	33,249
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	51,848
San Diego Unified School District:
(Election of 1998 Proj.) Series 2005 E2, 5.5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	80,000	90,034
Series 1998 G1, 5.25% 7/1/27	5,000	5,675
Series 2008 E, 0% 7/1/49	125,000	35,374
Series 2009 1, 0% 7/1/30	50,000	37,435
Series 2017 K2, 0% 7/1/31	145,000	103,600
Series A, 0% 7/1/31	15,000	10,717
Series C, 0% 7/1/43	10,000	3,833
Series F1, 5.25% 7/1/28	30,000	34,545
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	60,345
Series R1, 0% 7/1/30	35,000	26,204
Series R4, 5% 7/1/28	70,000	75,199
Series R5, 5% 7/1/26	50,000	55,322
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	4,049
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	9,961
Series A1, 5% 8/1/47	80,000	85,844
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	25,000	27,197
Series 2017 A, 5% 5/1/47 (c)	40,000	41,190
Series 2017 D:
5% 5/1/24 (c)	35,000	36,617
5% 5/1/25 (c)	105,000	111,791
Series 2019 A, 5% 5/1/49 (c)	25,000	25,975
Series 2019 D:
5% 5/1/26	135,000	146,864
5% 5/1/39	30,000	32,240
Series 2019 E, 5% 5/1/34 (c)	175,000	187,044
Series 2020 A:
4% 5/1/39 (c)	15,000	14,590
5% 5/1/38 (c)	115,000	122,093
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	29,978
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	132,860
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	16,055
Series 2020 A, 5% 11/1/50	85,000	92,816
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	56,803
0% 1/1/26 (Escrowed to Maturity)	30,000	27,639
0% 1/1/28 (Escrowed to Maturity)	200,000	173,389
0% 1/1/28 (Escrowed to Maturity)	35,000	30,261
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,882
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	101,840
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	62,964
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	20,920
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39 (Pre-Refunded to 8/1/24 @ 100)	150,000	156,320
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	88,661
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	124,711
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	16,367
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	47,675
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	177,197
Series 2019 A, 3.125% 5/1/47	225,000	183,855
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	34,330
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	80,676
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	107,099
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	143,810
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	64,241
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	40,000	43,088
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	181,109
Series B, 3% 8/1/41	5,000	4,102
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	32,169
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	67,204
Transbay Joint Powers Auth. Series 2020 A, 5% 10/1/49	135,000	144,715
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	59,467
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	131,243
Series 2016, 5% 5/15/35	135,000	145,001
Series 2017 M, 5% 5/15/32	75,000	82,188
Series 2018 AZ, 4% 5/15/24	150,000	155,800
Series 2018 O:
4% 5/15/48	65,000	63,251
5% 5/15/58	105,000	111,507
Series AF, 5% 5/15/24	55,000	56,565
Series AM, 5.25% 5/15/37	10,000	10,511
Series AO, 5% 5/15/23	15,000	15,440
Series AY, 5% 5/15/28	20,000	22,361
Series I:
5% 5/15/25	50,000	54,060
5% 5/15/28	40,000	43,040
Series M, 5% 5/15/36	80,000	86,469
Series O, 4% 5/15/29	25,000	26,630
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	82,010
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	83,240
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	12,885
0% 8/1/28	60,000	49,519
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	140,000	116,699
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	104,696
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	33,655
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	165,000	151,074
3% 8/1/37	35,000	31,786
TOTAL CALIFORNIA		22,235,998
Colorado - 1.6%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	89,375
Series 2021 A, 4% 12/15/38	285,000	280,920
Colorado Health Facilities Auth.:
(Bethesda Proj.) Series 2018 B, 5% 9/15/53	90,000	85,763
Series 2016 B, 5% 11/15/30	150,000	161,072
Series 2018 A, 4% 11/15/48	100,000	95,585
Series 2019 A, 5% 11/1/29	35,000	38,490
Series 2019 A1:
4% 8/1/37	75,000	72,550
4% 8/1/39	85,000	81,753
4% 8/1/44	55,000	50,621
5% 8/1/26	60,000	63,868
Colorado Health Facilities Auth. Rev.:
Series 2013 A, 5% 1/1/44	150,000	153,920
Series B, 4% 12/1/26 (Pre-Refunded to 12/1/22 @ 100)	50,000	50,502
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	25,695
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	27,239
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	25,266
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	45,000	45,588
Series 2017 A, 5% 11/15/28 (c)	30,000	32,806
Series 2018 A:
5% 12/1/25 (c)	115,000	123,647
5% 12/1/36 (c)	60,000	66,748
Series 2018 B, 3.5% 12/1/35	15,000	14,702
Series 2019 C, 5% 11/15/31	30,000	33,566
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	51,433
Series 2017, 5% 12/1/26	50,000	53,307
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,454
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,075
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,756
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	48,150
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	72,862
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,279
Series 2016 B1, 2.75% 6/1/30	85,000	81,545
TOTAL COLORADO		1,981,537
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	15,830
Series 2015 B, 3.375% 6/15/29	25,000	25,266
Series 2016 A, 5% 3/15/26	30,000	32,879
Series 2017 A, 5% 4/15/27	25,000	27,916
Series 2018 D, 5% 4/15/27	105,000	117,249
Series 2019 A, 5% 4/15/27	25,000	27,916
Series 2020 C, 4% 6/1/31	30,000	31,515
Series 2021 B:
3% 6/1/29	90,000	90,061
3% 6/1/40	100,000	82,898
4% 6/1/31	65,000	68,641
Series A, 5% 3/15/28	35,000	37,248
Series B, 5% 1/15/24	50,000	52,284
Series D:
4% 8/15/31	15,000	15,411
5% 4/15/26	25,000	27,442
Series E:
3.375% 10/15/36	30,000	28,700
5% 9/15/25	30,000	32,565
5% 10/15/25	30,000	32,621
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	218,099
Series 2019 A:
4% 7/1/34	30,000	28,715
5% 7/1/33	135,000	141,110
Series 2020 A, 5% 7/1/30	50,000	54,883
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	14,509
Series 2018 A, 3.5% 5/15/33	5,000	4,952
Series 2020 C1, 2.05% 5/15/37	75,000	59,929
Series B1, 3.45% 11/15/41	5,000	4,673
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	93,284
Series 2015 B, 5% 8/1/26	110,000	118,675
Series 2016 A, 5% 9/1/31	5,000	5,383
Series 2018 A, 5% 1/1/27	35,000	38,886
Series 2018 B, 5% 10/1/28	120,000	136,250
Series 2021 A, 4% 5/1/37	35,000	35,111
Series A:
4% 9/1/35	45,000	45,371
5% 9/1/30	60,000	64,879
Series B:
5% 10/1/33	10,000	11,008
5% 10/1/36	85,000	92,575
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,887
TOTAL CONNECTICUT		1,942,621
Delaware - 0.6%
Delaware Gen. Oblig.:
Series 2009 C, 5% 10/1/25	225,000	245,569
Series 2017, 3.25% 3/1/37	4,000	3,848
Series 2020 A, 5% 1/1/30	225,000	262,005
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	155,000	147,276
5% 10/1/32	15,000	16,606
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	49,278
TOTAL DELAWARE		724,582
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	66,895
Series 2016 A, 5% 6/1/32	40,000	43,281
Series 2017 A, 5% 6/1/29	45,000	49,943
Series 2017 D:
5% 6/1/28	100,000	111,434
5% 6/1/42	35,000	37,464
Series 2019 A:
5% 10/15/31	80,000	90,629
5% 10/15/44	15,000	16,357
Series 2021 D, 5% 2/1/31	60,000	70,214
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	120,929
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	208,339
5% 10/1/33	205,000	231,162
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	26,682
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	35,252
Series 2014 C:
5% 10/1/27	20,000	21,280
5% 10/1/28	50,000	53,122
Series 2019 A, 5% 10/1/44	130,000	142,728
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	15,197
4% 10/1/53	45,000	39,536
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,531
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	24,432
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	42,009
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	10,804
Series 2019 218, 4% 10/1/44	100,000	91,322
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (c)	45,000	45,382
Series 2014 A:
5% 10/1/28 (c)	40,000	41,734
5% 10/1/44 (c)	105,000	107,904
Series 2018 A, 5% 10/1/27 (c)	65,000	71,579
Series 2021 A:
4% 10/1/41 (c)	205,000	199,477
5% 10/1/36 (c)	140,000	152,277
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	11,083
Series 2017 B, 5% 7/1/42	70,000	75,205
TOTAL DISTRICT OF COLUMBIA		2,258,183
Florida - 4.7%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	80,000	79,852
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (c)	35,000	36,371
Series 2019 A, 5% 10/1/49 (c)	100,000	104,104
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	75,273
Broward County Wtr. & Swr. Util. Rev. Series 2019 A, 4% 10/1/43	200,000	202,225
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	45,472
4% 7/1/40	20,000	19,750
Series 2017, 3.375% 7/1/42	70,000	63,014
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	71,578
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	21,151
Series 2018 A, 4% 6/1/37	55,000	56,053
Series 2018 B, 4% 6/1/48	160,000	161,246
Series 2019 C, 5% 6/1/26	230,000	254,705
Series 2019 D, 4% 6/1/30	35,000	37,737
Series C:
4% 6/1/28	30,000	30,476
5% 6/1/25	90,000	97,562
Series D, 4% 6/1/32	25,000	26,211
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	59,634
Series 2021 B, 2% 7/1/43	155,000	101,892
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	108,594
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	41,782
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	110,128
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	33,516
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	42,477
3.25% 8/1/49	10,000	8,566
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	50,046
5% 10/1/28	25,000	25,504
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	83,707
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	138,936
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	77,150
Series 2013 C, 5.25% 10/1/30	150,000	155,295
Series 2014, 5% 10/1/28	65,000	68,911
Series 2019 A:
5% 10/1/24	85,000	90,172
5% 10/1/27	80,000	89,167
5% 10/1/29	25,000	28,458
5% 10/1/32	60,000	67,448
5% 10/1/34	100,000	111,847
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	15,276
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	9,150
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	25,417
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	124,998
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (c)	45,000	45,387
Series 2012 B, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	40,000	40,354
Series 2016 A, 5% 10/1/41	20,000	20,767
Series 2020 A, 4% 10/1/39	130,000	126,075
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	155,000	54,940
0% 10/1/46	10,000	3,193
0% 10/1/47	50,000	15,182
Series 2016:
0% 10/1/31	5,000	3,590
0% 10/1/32	15,000	10,281
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	92,269
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	70,000
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	59,615
Series 2015 B, 5% 7/1/27	40,000	42,212
Series 2015 D, 3% 7/1/39	10,000	8,809
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	113,328
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	106,608
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	4,387
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	22,754
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	75,181
Series 2017 B, 3.125% 10/1/39	5,000	4,448
Series 2019 B, 3% 10/1/49	10,000	7,942
Series 2019, 5% 10/1/46	165,000	178,320
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	10,462
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	66,375
Orange County Health Facilities Auth. Series 2016:
4% 10/1/45	65,000	62,346
5% 8/1/47	80,000	84,627
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,150
Series 2016 B, 4% 10/1/36	30,000	30,055
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,505
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	26,133
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	43,717
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	109,293
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	97,405
South Broward Hosp. District Rev. Series 2017, 5% 5/1/28	55,000	60,850
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	77,568
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2020 A:
4% 10/1/38	100,000	101,820
5% 10/1/54	260,000	288,687
Tampa Health Sys. Rev. Series 2016 A:
4% 11/15/46	140,000	136,055
5% 11/15/46	120,000	125,317
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,035
Volusia County Edl. Facilities Auth. Rev. (Stetson Univ., Inc. Proj.) Series 2015, 5% 6/1/45	305,000	310,772
TOTAL FLORIDA		5,814,665
Georgia - 1.8%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	116,541
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5.25% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	100,000	104,531
Series 2015:
5% 11/1/28	25,000	26,594
5% 11/1/29	5,000	5,307
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	32,382
5% 11/1/40	40,000	41,894
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	26,985
Series 2018 C, 4% 11/1/37	15,000	15,081
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	18,086
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/49	105,000	99,638
5% 7/1/26	20,000	22,032
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	18,410
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	21,785
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	54,624
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	57,608
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	20,099
Series 2016 F, 5% 1/1/26	25,000	27,406
Series 2017 A, 5% 2/1/25	190,000	204,105
Series 2018 A:
3% 7/1/33	25,000	24,620
4% 7/1/34	155,000	161,552
5% 7/1/27	5,000	5,644
Series 2021 A, 4% 7/1/35	105,000	111,108
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	49,800
Series 2017 C, 3.75% 6/1/48	110,000	108,299
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	63,894
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	8,884
Gwinnett County School District Gen. Oblig. Series 2019, 5% 2/1/39	100,000	111,605
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	87,791
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	96,327
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	73,934
Series 2019 A, 3.125% 7/1/46	25,000	20,831
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	15,961
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	100,000	99,133
5% 9/1/30	100,000	115,801
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	113,589
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	70,273
TOTAL GEORGIA		2,252,154
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	78,974
Series 2020 D, 4% 7/1/39	100,000	99,653
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	33,783
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	130,000	141,245
Series 2016 FG, 5% 10/1/30	30,000	32,861
Series FN 5% 10/1/22	10,000	10,087
Series FT:
5% 1/1/27	50,000	55,642
5% 1/1/32	65,000	72,115
Series FW, 3.5% 1/1/38	35,000	33,697
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	106,423
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	243,640
Series 2018 A, 3.375% 7/1/42	40,000	35,591
Series 2019 A, 4% 7/1/37	100,000	102,226
TOTAL HAWAII		1,045,937
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	27,088
5% 3/1/28	195,000	212,681
Series 2015 ID:
5.5% 12/1/27	60,000	64,967
5.5% 12/1/29	20,000	21,476
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	104,746
TOTAL IDAHO		430,958
Illinois - 4.9%
Chicago Board of Ed. Series 2016, 5.75% 4/1/35	100,000	105,166
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	27,920
0% 1/1/33	50,000	31,392
Series 2002 B, 5% 1/1/26	15,000	15,535
Series 2007 E, 5.5% 1/1/35	45,000	46,419
Series 2008 C:
0% 1/1/26	85,000	74,300
0% 1/1/30	85,000	61,171
Series 2014 A, 5.25% 1/1/30	30,000	30,580
Series 2015 A:
5% 1/1/26	15,000	15,536
5.5% 1/1/33	20,000	20,662
Series 2015 C, 5% 1/1/27	50,000	52,298
Series 2019 A, 5% 1/1/40	15,000	15,451
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	65,000	66,942
Series 2014 B, 5% 1/1/27	5,000	5,162
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/26 (c)	75,000	76,014
Series 2013 B, 5% 1/1/26	55,000	55,735
Series 2013 D:
5% 1/1/44	15,000	15,130
5.25% 1/1/33	100,000	101,211
Series 2015 B:
5% 1/1/28	45,000	47,322
5% 1/1/33	105,000	109,264
Series 2015 D, 5% 1/1/46	110,000	112,227
Series 2016 C, 5% 1/1/37	100,000	104,430
Series 2017 B, 5% 1/1/33	30,000	32,025
Series 2018 B:
5% 1/1/37	45,000	48,249
5% 1/1/38	20,000	21,344
5% 1/1/48	10,000	10,438
Series 2020 B, 5% 1/1/29	60,000	67,203
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	31,977
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	15,705
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,717
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	107,026
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/43	80,000	69,916
Series 2015, 4.125% 5/1/45	125,000	119,576
Series 2020 A, 3% 5/15/50	80,000	58,539
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42 (Pre-Refunded to 8/15/22 @ 100)	50,000	50,149
Series 2014 A, 5% 10/1/30	105,000	110,470
Series 2016:
3.25% 5/15/39	160,000	141,145
3.25% 11/15/45	15,000	12,083
4% 1/1/25	145,000	150,530
4% 7/1/30	60,000	62,002
4% 12/1/31	25,000	25,001
5% 7/1/24	360,000	380,922
Series 2018 A:
5% 10/1/41	25,000	27,047
5% 10/1/48	20,000	21,472
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/29	70,000	70,055
4% 1/1/30	35,000	35,020
Series 2013:
5% 7/1/22	5,000	5,000
5% 7/1/23	15,000	15,357
5.25% 7/1/31	85,000	86,493
Series 2014:
5% 4/1/27	55,000	56,705
5% 5/1/30	230,000	235,947
5% 2/1/39	200,000	202,100
Series 2016 June:
3.5% 6/1/30	60,000	58,946
3.5% 6/1/31	70,000	67,853
Series 2016:
4% 1/1/31	70,000	70,473
5% 2/1/27	65,000	69,784
5% 11/1/36	100,000	102,982
Series 2017 A, 4.5% 12/1/41	35,000	34,529
Series 2017 B, 5% 12/1/24	65,000	68,101
Series 2017 C, 5% 11/1/29	10,000	10,645
Series 2017 D:
3.25% 11/1/26	40,000	40,035
5% 11/1/28	140,000	150,039
Series 2018 A, 5% 10/1/24	120,000	125,398
Series 2018 B, 5% 10/1/24	20,000	20,900
Series 2019 B, 5% 9/1/25	30,000	31,698
Series 2020 D, 5% 10/1/25	50,000	52,886
Series November 2016, 4.125% 11/1/31	40,000	40,232
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	40,000	40,467
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/23	140,000	143,194
5% 6/15/24	20,000	20,443
5% 6/15/25	5,000	5,106
Series 2016 A, 3% 6/15/33	25,000	22,692
Series 2016 C, 4% 6/15/23	75,000	76,016
Series 2016 D, 3% 6/15/31	35,000	32,482
Series 2021 A, 4% 6/15/30	60,000	62,393
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	25,599
Series 2014 C, 5% 1/1/30	100,000	104,905
Series 2015 A, 5% 1/1/40	25,000	25,977
Series 2016 A, 5% 12/1/31	50,000	53,327
Series 2017 A, 5% 1/1/36	50,000	54,076
Series 2019 C, 5% 1/1/31	120,000	135,813
Series B:
5% 1/1/27	25,000	27,675
5% 1/1/30	50,000	57,307
Series C, 5% 1/1/30	95,000	108,883
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	70,374
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	18,889
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	86,704
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	43,309
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	4,680
Series 1998 A, 5.5% 12/15/23	25,000	25,743
Series 2002 A:
0% 12/15/26	95,000	81,480
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,245
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	11,690
Series 2002:
0% 12/15/23	30,000	28,801
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,410
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	2,775
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	49,663
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	54,924
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	35,184
5% 3/1/31	60,000	63,822
5% 3/1/32	115,000	122,295
TOTAL ILLINOIS		6,174,924
Indiana - 1.2%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	48,958
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	48,235
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	75,521
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	38,144
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	61,199
Series 2019 E:
5% 2/1/36	25,000	27,831
5% 2/1/40	65,000	71,726
Series 2021 B, 5% 2/1/41	150,000	170,036
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	38,462
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	105,619
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	106,216
5% 1/1/31	65,000	68,975
Series 2016 C:
5% 1/1/24	150,000	156,483
5% 1/1/39	230,000	245,847
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	112,153
5% 2/1/54	25,000	27,170
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	44,369
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,233
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	61,870
TOTAL INDIANA		1,513,047
Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	55,000	56,766
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	125,313
Series 2020 A, 5% 8/1/36	105,000	119,340
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	80,000	81,160
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	33,796
TOTAL IOWA		416,375
Kansas - 0.1%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	26,929
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	46,903
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	45,000	45,259
TOTAL KANSAS		119,091
Kentucky - 0.4%
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	58,344
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series 2014 A, 5% 9/1/26	135,000	142,862
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	87,053
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,168
5% 9/1/42	5,000	5,330
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	32,945
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	50,618
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	77,578
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2017 A, 3.25% 5/15/46	100,000	84,208
TOTAL KENTUCKY		544,106
Louisiana - 0.8%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	4,852
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	60,000	60,699
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	35,000	35,069
Series 2014 D1, 3% 12/1/29	40,000	39,616
Series 2017 A, 5% 4/1/25	25,000	26,874
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	48,524
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	30,000	30,000
Series 2017 A, 3.75% 7/1/47	30,000	26,314
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	50,000	51,398
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	52,724
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (d)	35,000	32,005
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/27	100,000	103,151
New Orleans Aviation Board Series 2018 A, 4% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	150,000	147,006
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B, 5% 1/1/40 (c)	140,000	142,756
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	27,237
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	33,866
Series 2021, 5% 9/1/33	100,000	114,368
TOTAL LOUISIANA		976,459
Maryland - 1.7%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	41,494
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	87,805
Series 2018, 3% 5/1/31	40,000	40,076
Series 2021 B, 4% 8/1/51 (c)	100,000	91,076
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	32,586
Series 2019 1, 5% 3/15/31	70,000	79,728
Series 2019, 5% 3/15/30	50,000	57,196
Series 2020 A:
5% 8/1/29	150,000	174,119
5% 8/1/35	55,000	63,085
Series 2021 2A, 5% 8/1/28	120,000	137,407
Series 2021 A, 5% 8/1/32	75,000	88,175
Series A, 5% 3/15/30	30,000	33,720
Series C, 5% 8/1/24	5,000	5,308
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	57,556
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	105,390
Series 2017 A, 4% 5/15/47	55,000	51,005
Series 2017 MD, 4% 12/1/46	15,000	14,096
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
2.75% 6/1/51	145,000	105,150
4% 6/1/37	115,000	114,403
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	38,522
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	48,723
3% 7/1/47	145,000	119,781
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	90,717
Series 2015 B, 3% 12/1/29	70,000	70,389
Series 2020 B, 4% 11/1/31	100,000	109,667
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	205,000	199,996
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	10,058
5% 6/1/34	65,000	70,165
TOTAL MARYLAND		2,137,393
Massachusetts - 3.4%
Belmont Gen. Oblig. Series 2019, 4% 3/15/49	135,000	134,065
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	44,056
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	59,632
Series 2007, 5.25% 7/1/28	40,000	46,060
Series A, 5.25% 7/1/28	20,000	23,030
Series B, 5% 7/1/33	5,000	5,289
Series C, 5.5% 7/1/23	65,000	67,470
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	21,333
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	145,816
Series 2015 A, 3.25% 6/1/35	150,000	145,734
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	23,354
Series 2016 Q, 5% 7/1/24	125,000	131,738
Series 2018 L, 4% 7/1/44	165,000	162,656
Series 2020 A2, 5% 7/1/39	105,000	112,802
Series BB1, 4% 10/1/46	25,000	24,260
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	7,953
Series D, 4% 7/1/45	25,000	22,616
Series F, 5% 8/15/24	110,000	115,198
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	63,016
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,268
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	140,630
Series 2015 A, 5% 7/1/26	130,000	143,732
Series 2015 E, 4% 9/1/39	160,000	160,142
Series 2016 B:
4% 7/1/33	75,000	76,624
5% 7/1/27	5,000	5,629
Series 2016 G:
3% 9/1/46	10,000	8,180
4% 9/1/32	75,000	77,112
Series 2017 A, 5% 4/1/35	100,000	108,443
Series 2017 E, 5% 11/1/24	60,000	64,078
Series 2017 F, 5% 11/1/44	20,000	21,526
Series 2018 E, 5% 9/1/25	100,000	108,816
Series 2019 A, 5% 1/1/49	70,000	75,911
Series 2019 C, 5% 5/1/41	25,000	27,488
Series 2019 G, 5% 9/1/32	75,000	78,363
Series 2021 B, 3% 4/1/47	140,000	113,595
Series A:
5% 3/1/29	175,000	200,995
5% 7/1/29	70,000	76,362
5% 7/1/31	45,000	48,755
Series B:
2% 3/1/34	70,000	57,036
5% 7/1/26	40,000	44,225
5% 7/1/27	20,000	22,515
Series C:
5% 5/1/30	35,000	40,665
5% 5/1/31	135,000	137,432
Series D, 5% 7/1/26	40,000	44,225
Series E:
5% 11/1/23	60,000	62,524
5% 11/1/26	20,000	22,257
Series F, 5% 11/1/40	15,000	16,235
Series G, 5% 9/1/33	55,000	57,359
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	78,297
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	20,000	20,149
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	55,674
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	55,000	55,233
Series 2015 D, 4.75% 8/15/32 (Pre-Refunded to 8/15/25 @ 100)	185,000	198,944
Series 2016 B, 5% 11/15/46	30,000	31,810
Series A, 5% 8/15/45	50,000	55,371
Series C, 5% 11/15/34	35,000	37,604
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,657
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	171,176
Series 2020 B, 5% 8/1/43	140,000	156,512
TOTAL MASSACHUSETTS		4,274,627
Michigan - 1.7%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	207,538
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,000
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	15,961
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	53,452
Series 2018 A, 5% 7/1/27	65,000	71,657
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	15,283
Series I:
5% 4/15/26	40,000	43,356
5% 10/15/28	25,000	27,419
5% 10/15/30	15,000	16,343
Series 2016 I, 5% 4/15/36	115,000	122,885
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	9,492
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	20,883
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	21,074
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	72,966
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	31,456
Series 2016:
3% 11/15/33	240,000	220,171
3.25% 11/15/42	25,000	20,886
4% 11/15/46	50,000	46,635
5% 11/15/23	55,000	57,310
Series 2019 A:
4% 2/15/47	40,000	37,674
5% 2/15/34	55,000	59,234
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	39,348
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	94,271
Series 2020 A1, 2.7% 10/1/45	160,000	119,915
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	135,000	112,728
Series B, 3.1% 12/1/31	50,000	48,690
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	36,810
5% 6/30/28 (c)	15,000	15,808
5% 12/31/28 (c)	55,000	58,041
5% 6/30/29 (c)	60,000	62,747
5% 6/30/31 (c)	70,000	72,128
5% 12/31/31 (c)	20,000	20,577
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	25,366
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	65,319
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	53,939
Series 2021 B, 5% 12/1/35 (c)	50,000	54,135
TOTAL MICHIGAN		2,061,497
Minnesota - 0.9%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	23,135
Forest Lake Independent School District No. 831 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2016 A, 3.25% 2/1/46	200,000	170,778
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	120,000	136,621
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	135,952
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,827
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	119,311
Series 2015 B, 2.95% 8/1/27	40,000	40,756
Series 2017 A, 5% 10/1/28	25,000	27,944
Series 2018 B, 3.25% 8/1/36	5,000	4,941
Series 2019 B, 5% 8/1/27	100,000	113,220
Series 2020 A, 5% 8/1/33	100,000	114,879
Minnesota Hsg. Fin. Agcy. Series 2019 F, 3.75% 1/1/50	125,000	125,984
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	104,446
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	15,506
TOTAL MINNESOTA		1,170,300
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	16,464
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	71,003
5% 8/1/27	50,000	55,470
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	72,245
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	155,409
5% 10/15/28	25,000	28,015
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/43 (Pre-Refunded to 1/1/28 @ 100)	130,000	147,441
TOTAL MISSISSIPPI		546,047
Missouri - 0.6%
Bi-State Dev. Agcy. Series 2019, 4% 10/1/48	180,000	179,100
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	67,511
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,001
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	36,141
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	58,017
Series 2016, 5% 11/15/28	10,000	10,670
Series 2017 C, 3.625% 11/15/47	25,000	21,345
Series 2019 A, 4% 2/15/49	140,000	134,830
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	26,401
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	46,810
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	40,992
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	51,576
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	51,694
TOTAL MISSOURI		755,088
Montana - 0.1%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	69,901
Series 2019 A, 4% 1/1/36	110,000	109,535
TOTAL MONTANA		179,436
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	70,375
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	130,096
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	46,266
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	80,160
TOTAL NEBRASKA		326,897
Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	43,335
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	55,253
Series 2019 A:
5% 12/1/24	45,000	48,044
5% 12/1/28	40,000	45,640
Series 2019:
3% 6/1/38	65,000	55,601
5% 6/1/25	25,000	26,968
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	11,083
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	147,883
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	17,094
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	75,040
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	44,397
Series 2018 C, 4% 7/1/48	50,000	49,436
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	43,918
TOTAL NEVADA		663,692
New Jersey - 4.3%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	74,319
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	39,641
5% 11/1/31	35,000	37,797
Series UU:
5% 6/15/40	10,000	10,165
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,285
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	16,011
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	110,000	88,821
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	30,669
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,357
Series 2013 NN:
4% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	20,000	20,319
5% 3/1/26	15,000	15,264
5% 3/1/30 (Pre-Refunded to 3/1/23 @ 100)	100,000	102,255
5% 3/1/31 (Pre-Refunded to 3/1/23 @ 100)	40,000	40,902
Series 2013, 5% 3/1/24	10,000	10,191
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	20,000	20,771
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	42,278
Series 2015 XX, 4% 6/15/24	10,000	10,254
Series 2016 AAA, 5% 6/15/41	55,000	56,911
Series 2018 EE, 5% 6/15/33	80,000	84,975
Series NN, 5% 3/1/28 (Pre-Refunded to 3/1/23 @ 100)	70,000	71,579
Series PP, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,290
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,188
Series WW:
5% 6/15/37	30,000	30,790
5.25% 6/15/28	30,000	31,468
Series XX, 4.375% 6/15/27	60,000	61,540
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	67,979
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	46,740
5% 9/1/26	135,000	139,884
Series 2014:
5% 6/15/23	125,000	128,591
5% 6/15/24	5,000	5,226
5% 6/15/28	50,000	51,382
Series A, 4% 7/1/47	40,000	35,970
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	20,231
Series 2014, 4% 6/1/34	10,000	10,132
Series 2016, 5% 6/1/24	25,000	26,266
Series 2020 A, 3% 6/1/32	90,000	84,465
Series 2021, 2% 6/1/37	105,000	76,301
Series O, 5.25% 8/1/22	30,000	30,081
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,193
5% 10/1/26	135,000	144,590
5% 10/1/27	15,000	16,221
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	41,778
Series 2016, 3% 7/1/32	25,000	22,370
Series 2017 A, 4% 7/1/52	125,000	117,126
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	50,667
Series 2018 B, 5% 12/1/22 (c)	75,000	76,008
Series 2019 A, 5% 12/1/27	35,000	38,603
Series 2019 B, 3.25% 12/1/39 (c)	85,000	76,475
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	29,149
5% 6/1/29	130,000	139,413
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	26,980
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	32,936
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	45,000	45,758
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	15,000
Series 2014 A:
4% 1/1/35	110,000	110,180
5% 1/1/27	50,000	52,552
5% 1/1/29	45,000	47,229
5% 1/1/30	225,000	235,975
Series 2015 E, 5% 1/1/45	45,000	46,848
Series 2016 A, 5% 1/1/33	50,000	53,431
Series 2017 A, 5% 1/1/35	110,000	118,154
Series 2017 B, 4% 1/1/35	30,000	30,127
Series 2017 E, 5% 1/1/29	15,000	16,625
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	27,923
0% 12/15/25	60,000	53,860
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	34,839
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	26,956
Series 2008 A:
0% 12/15/23	45,000	43,238
0% 12/15/37	45,000	22,104
0% 12/15/38	35,000	16,198
Series 2010 A:
0% 12/15/25	40,000	35,737
0% 12/15/27	30,000	24,701
0% 12/15/29	20,000	14,994
0% 12/15/32	65,000	41,874
0% 12/15/33	15,000	9,166
Series 2010 A3, 0% 12/15/34	140,000	81,135
Series 2010 D, 5% 12/15/24	135,000	141,295
Series 2013 AA, 5% 6/15/27	30,000	30,710
Series 2014 AA, 4.25% 6/15/44	420,000	409,528
Series 2015 AA:
4.625% 6/15/30	165,000	168,938
5% 6/15/46	70,000	71,393
5.25% 6/15/31	135,000	140,603
5.25% 6/15/32	70,000	72,795
Series 2016 A, 5% 6/15/30	25,000	26,634
Series 2016 A2, 5% 6/15/23	25,000	25,690
Series 2018 A, 5% 12/15/24	55,000	57,565
Series A:
0% 12/15/26	90,000	77,327
0% 12/15/31	30,000	20,353
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	40,487
5% 6/15/30	50,000	53,267
Series A1, 4.1% 6/15/31	15,000	15,383
Series AA:
4% 6/15/36	20,000	19,906
5% 6/15/23	45,000	46,293
5% 6/15/44	10,000	10,097
5.25% 6/15/27	20,000	21,078
Series BB, 5% 6/15/33	75,000	79,664
Series C, 5.25% 6/15/32	65,000	67,175
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	26,064
TOTAL NEW JERSEY		5,316,646
New Mexico - 0.4%
New Mexico Hosp. Equip. Ln. Council Rev.:
Bonds Series 2019 B, 5%, tender 8/1/25 (b)	225,000	242,166
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	40,000	42,289
New Mexico Mtg. Fin. Auth. Series 2019 F:
3.05% 7/1/44	110,000	95,122
3.5% 7/1/50	60,000	60,001
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	30,975
5% 7/1/25	65,000	70,278
TOTAL NEW MEXICO		540,831
New York - 15.3%
Battery Park City Auth. Rev. Series 2019 A, 5% 11/1/49	190,000	211,865
Brookhaven Gen. Oblig. Series 2020 C, 5% 1/15/27	115,000	128,643
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,061
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	100,000	98,299
5% 7/1/29	60,000	65,713
5% 7/1/37	100,000	104,211
Series 2017 A:
5% 7/1/24	30,000	31,768
5% 10/1/29	15,000	16,574
5% 10/1/47	30,000	35,329
Series 2018 B, 5% 10/1/38	45,000	49,559
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	142,126
4% 7/1/41	40,000	36,604
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	119,198
4% 2/15/44	35,000	33,728
5% 2/15/30	55,000	60,391
5% 2/15/39	40,000	43,030
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	115,000	129,093
Series 2007, 5.5% 10/1/37	25,000	28,885
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	72,529
Series 2012 B, 5% 9/1/25	35,000	35,188
Series 2016 B, 5% 9/1/46	40,000	42,970
Series 2017:
5% 9/1/23	65,000	67,471
5% 9/1/47	30,000	32,371
Series 2018, 5% 9/1/35	20,000	22,075
Series 2020 A, 5% 9/1/30	120,000	136,803
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	32,166
Series 2015 A, 5% 7/1/27	105,000	113,115
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	276,658
Series 2008 L6, 5% 4/1/31	50,000	56,097
Series 2014 I, 4% 3/1/39	410,000	406,125
Series 2015 F1, 5% 6/1/34	200,000	214,111
Series 2016 A, 5% 8/1/26	150,000	161,767
Series 2016, 3% 8/1/34	25,000	23,284
Series 2017, 5% 8/1/27	25,000	28,113
Series 2018 1, 5% 8/1/28	10,000	11,150
Series 2018 B-1, 3.25% 10/1/42	55,000	45,458
Series 2019 E, 5% 8/1/25	30,000	32,549
Series 2020 A, 4% 8/1/44	20,000	19,488
Series 2020 A1, 5% 8/1/35	120,000	132,607
Series 2021 C, 5% 8/1/29	125,000	142,749
Series A, 5.25% 8/1/25	15,000	15,534
Series B1, 5% 10/1/32	70,000	78,593
Series D:
4% 12/1/41	50,000	49,299
4% 3/1/42	125,000	122,688
Series E, 5% 8/1/26	75,000	82,997
Series F, 5% 8/1/24	60,000	62,018
Series G, 4% 8/1/28	200,000	204,884
Series J, 5% 8/1/24	50,000	53,044
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	15,063
Series 2016 I1A, 3.95% 11/1/36	70,000	69,509
Series B1 2013, 5.25% 7/1/32 (Pre-Refunded to 7/3/23 @ 100)	50,000	51,768
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	66,054
Series 2019 E1, 3.25% 11/1/49	35,000	28,528
Series 2020 D1B, 2.4% 11/1/50	75,000	50,518
Series 2021 C1, 2.25% 11/1/41	110,000	81,739
Series 2021 G, 2.15% 11/1/36	125,000	99,208
Series 2021 K1, 2.45% 11/1/41	160,000	123,097
Series E1, 3.45% 5/1/59	10,000	8,090
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	77,420
0% 3/1/37	50,000	26,740
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	4,798
0% 3/1/44	45,000	16,356
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	8,633
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD:
4% 6/15/38	65,000	64,995
5% 6/15/38	35,000	35,757
Series 2015 HH, 5% 6/15/29	65,000	70,096
Series 2016 BB, 5% 6/15/46	40,000	42,026
Series 2017 DD, 5.25% 6/15/47	60,000	65,697
Series 2017 EE, 5% 6/15/36	60,000	64,696
Series 2018 AA, 5% 6/15/37	5,000	5,383
Series 2018 DD1, 5% 6/15/48	15,000	16,106
Series 2018 FF, 5% 6/15/40	135,000	146,618
Series 2019 DD, 5.25% 6/15/49	65,000	70,901
Series 2020 CC1:
4% 6/15/39	100,000	99,774
4% 6/15/49	35,000	34,084
Series 2022 CC1, 4% 6/15/52	150,000	145,177
Series BB, 5% 6/15/49	180,000	194,222
Series CC:
4% 6/15/42	90,000	89,045
5% 6/15/30	25,000	28,832
Series DD:
5% 6/15/25	75,000	78,324
5% 6/15/36	95,000	99,735
Series EE, 5% 6/15/32	10,000	10,803
Series FF, 4% 6/15/37	80,000	80,208
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	186,488
Series 2018 S 4A, 5% 7/15/34	5,000	5,501
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	74,232
Series 2018 S3, 3.625% 7/15/47	155,000	138,409
Series 2018 S4, 5% 7/15/31	30,000	33,659
Series S1:
5% 7/15/26	50,000	54,093
5% 7/15/27	15,000	15,971
5% 7/15/29	60,000	63,732
5% 7/15/35	35,000	38,057
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	79,028
Series 2014 D1, 5% 2/1/38	170,000	176,846
Series 2014, 5% 11/1/25	30,000	31,584
Series 2015 A, 5% 8/1/29	100,000	105,753
Series 2015 E1:
5% 2/1/32	250,000	262,327
5% 2/1/41	500,000	518,370
Series 2016 A, 5% 5/1/40	15,000	15,809
Series 2016 B1, 5% 11/1/35	105,000	110,617
Series 2017 C, 5% 11/1/24	135,000	144,016
Series 2017 F:
3% 5/1/34	50,000	46,775
4% 5/1/37	80,000	79,939
Series 2018 A, 5% 8/1/38	55,000	59,172
Series 2018 B, 5% 8/1/45	50,000	52,935
Series 2018 B1, 5% 8/1/29	150,000	164,721
Series 2019 C, 4% 11/1/37	30,000	29,977
Series 2019 C1, 4% 11/1/36	50,000	49,974
Series 2020 C1, 5% 5/1/41	100,000	109,720
Series 2021 C1, 4% 5/1/38	100,000	99,873
Series 2022 C1, 5% 2/1/37	100,000	111,451
Series A, 4% 11/1/35	80,000	80,692
Series A1, 5% 8/1/24	50,000	53,023
Series B:
4% 8/1/38	100,000	99,873
4% 8/1/39	20,000	19,954
Series B1, 5% 11/1/28	30,000	32,291
Series C:
3.25% 11/1/43	140,000	123,197
4% 2/1/27	70,000	74,778
5% 11/1/26	40,000	44,254
Series C1:
4% 5/1/40	10,000	9,938
4% 5/1/44	30,000	29,278
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	15,932
4% 4/1/28	75,000	79,267
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	56,237
0% 11/15/36	100,000	50,066
0% 11/15/38	75,000	33,269
0% 11/15/44	75,000	23,039
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2014 C, 5% 3/15/28	205,000	214,724
Series 2016 D, 5% 2/15/26	115,000	126,000
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	94,976
5% 7/1/30	20,000	22,713
Series 2014 A, 5.5% 1/1/39	20,000	20,353
Series 2014, 5% 7/1/22	85,000	85,000
Series 2015 A:
4.125% 5/1/42	50,000	48,590
5% 5/1/33	40,000	41,515
5% 7/1/40	235,000	242,299
Series 2018 A:
4% 8/1/38	60,000	54,723
5% 8/1/25	100,000	105,021
Series 2019 A:
4% 7/1/37	150,000	125,802
5% 7/1/27	20,000	22,545
Series 2019 C, 4% 7/1/49	45,000	42,840
Series 2020 A2, 5% 7/1/31	25,000	29,019
Series 2020, 3% 2/1/50	55,000	42,739
Series 2021 A, 5% 7/1/26	100,000	107,746
Series 2021 B, 3% 7/1/45	100,000	77,877
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	87,765
Series 2017 A:
5% 3/15/43	75,000	79,989
5% 3/15/44	210,000	223,717
Series 2018, 5% 3/15/48	75,000	80,475
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	9,760
Series 2018 A, 5% 6/15/30	50,000	56,387
Series 2019 B, 5% 6/15/31	25,000	28,462
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 2, 2.625% 9/15/69	150,000	135,114
Series 2021 1WTC, 2.75% 2/15/44	115,000	88,528
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	154,671
3% 11/15/28	190,000	190,366
Series 2016 A:
5% 11/15/26	90,000	99,331
5.25% 11/15/28	150,000	166,117
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C:
4% 11/15/33	65,000	62,685
5% 11/15/41	85,000	85,666
Series 2012 F, 5% 11/15/25	5,000	5,048
Series 2012 H:
3% 11/15/28	60,000	57,043
5% 11/15/42	75,000	75,745
Series 2013 B, 5% 11/15/43	85,000	85,695
Series 2013 C, 5% 11/15/38	75,000	75,763
Series 2014 A1:
5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	52,171
5.25% 11/15/39	105,000	106,833
Series 2015 C, 5% 11/15/34	80,000	82,623
Series 2015 F, 3.25% 11/15/31	35,000	32,313
Series 2016 C1, 4% 11/15/46	120,000	107,088
Series 2016 C2A, 3% 11/15/38	25,000	20,231
Series 2016 D:
3% 11/15/32	50,000	44,476
5% 11/15/27	10,000	10,769
Series 2017 A, 4% 11/15/37	190,000	178,553
Series 2017 A2, 5% 11/15/24	100,000	105,177
Series 2017 B, 5% 11/15/23	145,000	150,073
Series 2017 C1:
4% 11/15/34	55,000	52,692
5% 11/15/24	20,000	21,035
5% 11/15/25	45,000	47,784
5% 11/15/28	25,000	26,877
Series 2017 D:
4% 11/15/42	85,000	77,536
5% 11/15/27	100,000	107,493
Series 2018 B:
5% 11/15/25	35,000	37,163
5% 11/15/27	20,000	21,499
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	36,774
New York St Mtg. Agcy. Homeowner Series 191, 3.45% 10/1/30	115,000	114,561
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	122,170
Series 2017 B:
5% 2/15/39	15,000	16,118
5% 2/15/43	50,000	53,331
Series 2018 A, 5% 3/15/32	50,000	55,244
Series 2019 A:
5% 3/15/39	100,000	107,283
5% 3/15/40	90,000	96,331
Series 2019 D, 3% 2/15/49	120,000	95,476
Series 2020 A, 3% 3/15/49	105,000	83,513
Series 2022 A, 4% 3/15/39	220,000	216,607
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,254
Series 2019 A, 5% 2/15/49	30,000	33,024
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	36,419
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	60,000	45,931
Series 2019 R, 3.15% 11/1/54	25,000	19,388
Series 2021 G, 2.4% 11/1/41	125,000	94,242
Series L, 3.45% 11/1/42	25,000	22,974
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	225,000	192,279
Series 2020 225, 2.3% 10/1/40	105,000	79,428
Series 220, 2.85% 10/1/44	25,000	19,392
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	4,898
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	65,000	62,841
4% 3/15/49	85,000	81,592
Series 2020 C, 5% 3/15/38	150,000	164,662
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	72,591
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	103,783
Series 2014 K:
5% 1/1/23	60,000	61,001
5% 1/1/26	80,000	85,272
Series 2016 A, 5% 1/1/51	30,000	31,432
Series 2019 B, 3% 1/1/46	50,000	39,301
Series 2020 N, 4% 1/1/47	200,000	191,888
Series K:
5% 1/1/28	10,000	10,634
5% 1/1/29	90,000	95,594
Series L, 5% 1/1/34	70,000	76,512
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	30,735
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	27,152
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	26,996
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	46,130
5% 12/1/25 (c)	105,000	110,168
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	40,786
Series 2016 A, 5% 3/15/26	20,000	21,800
Series 2019 A:
5% 3/15/42	15,000	16,140
5% 3/15/44	25,000	26,828
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,590
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	27,124
5% 12/1/40	160,000	173,048
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	5,000	5,100
Port Auth. of New York & New Jersey:
Series 2019 217, 5% 11/1/30	100,000	113,697
Series 2020 222, 5% 7/15/31	75,000	85,415
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,519
5% 5/1/27	15,000	15,720
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,057
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	78,339
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	42,723
Series 2013 A:
0% 11/15/30	105,000	75,575
0% 11/15/32	35,000	22,775
Series 2013 B, 4% 11/15/23	50,000	51,534
Series 2016 A:
5% 11/15/31	50,000	54,409
5% 11/15/41	25,000	26,730
Series 2017 A, 5% 11/15/26	50,000	55,641
Series 2017 B:
5% 11/15/25	80,000	87,325
5% 11/15/36	90,000	97,170
Series 2018 C, 5% 11/15/37	25,000	27,410
Series 2019 A, 5% 11/15/49	45,000	48,592
Series 2021 A, 5% 11/1/25	140,000	152,321
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	78,974
Series 2017:
5% 12/15/38	25,000	27,586
5% 12/15/41	50,000	54,869
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	39,422
TOTAL NEW YORK		19,162,430
New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (c)	75,000	76,814
Series 189, 5% 5/1/30	20,000	21,322
Series 194:
5% 10/15/25	25,000	27,192
5% 10/15/30	35,000	37,609
5% 10/15/32	55,000	58,921
5% 10/15/35	100,000	106,321
5.25% 10/15/55	50,000	52,509
Series 198, 5% 11/15/46	15,000	15,960
Series 2012 171, 4% 1/15/42	205,000	205,022
Series 2013 179, 5% 12/1/25	180,000	187,440
Series 2014 185, 5% 9/1/25 (c)	120,000	125,514
Series 2014, 3% 7/15/28 (c)	50,000	50,073
Series 2015 189, 5% 5/1/45	140,000	145,756
Series 2018 209, 5% 7/15/34	70,000	77,791
Series 202, 5% 10/15/30 (c)	20,000	21,531
Series 2021 223, 5% 7/15/31 (c)	55,000	61,848
Series 207, 5% 9/15/26 (c)	185,000	201,571
Series 209, 5% 7/15/31	30,000	33,730
Series 214, 5% 9/1/33 (c)	105,000	115,095
TOTAL NEW YORK AND NEW JERSEY		1,622,019
North Carolina - 1.6%
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	35,000	35,000
Charlotte Int'l. Arpt. Rev. Series 2021 A, 4% 7/1/41	150,000	149,303
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	115,251
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	150,000	159,283
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	95,339
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	45,681
Series 2019, 4% 3/1/34	210,000	220,158
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	71,549
Series 2016 A, 5% 6/1/27	70,000	77,130
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	31,962
5% 3/1/28	50,000	53,148
Series 2019:
5% 3/1/31	45,000	50,156
5% 3/1/33	75,000	83,096
5% 3/1/34	40,000	44,190
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	32,365
Series 2020 B:
5% 5/1/24	100,000	105,500
5% 5/1/29	20,000	23,006
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4.125% 10/1/38 (Pre-Refunded to 10/1/22 @ 100)	85,000	85,572
Series 2016 A, 5% 6/1/28	65,000	73,534
Series 2020 A, 4% 10/1/45	55,000	46,948
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	150,000	82,765
Series 2018, 5% 1/1/31	85,000	90,262
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	70,606
Wake County:
Series 2019 A, 3% 3/1/36	50,000	46,404
Series 2022 A, 5% 2/1/31	100,000	117,860
TOTAL NORTH CAROLINA		2,006,068
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	38,577
Univ. of North Dakota Series 2018 A, 4% 4/1/57	195,000	180,540
TOTAL NORTH DAKOTA		219,117
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series 2013, 5% 11/15/38	65,000	65,733
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,208
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	104,535
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	60,000	67,250
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	27,592
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	47,236
Series 2018 A, 5% 4/1/30	120,000	136,382
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/42	100,000	101,731
5% 2/15/52	55,000	55,223
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	130,000	131,206
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	32,513
Franklin County Rev. Series 2017 OH:
4% 12/1/46	70,000	65,781
5% 12/1/46	65,000	67,734
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	26,931
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	190,960
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	62,457
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	22,177
Series 2015 C:
5% 11/1/28	35,000	37,521
5% 11/1/30	50,000	53,361
Series 2017 C, 5% 8/1/26	25,000	27,656
Series 2018 A, 5% 2/1/29	25,000	27,156
Series 2019 A, 5% 5/1/27	60,000	67,226
Series 2021 B, 5% 9/15/31	120,000	140,030
Series R, 5% 5/1/24	15,000	15,831
Series S, 5% 5/1/29	50,000	54,547
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	43,921
Series 2021 B, 5% 1/1/28	100,000	112,703
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	20,755
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	140,000	136,986
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	22,175
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	42,613
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	9,947
Series 2013 A2, 0% 2/15/37	20,000	11,027
Series A, 0% 2/15/41	60,000	26,714
Series A, 5% 2/15/51	50,000	55,115
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	61,877
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	33,500
Series 2019 B, 3% 6/1/46	90,000	73,462
Series 2020 A:
5% 6/1/33	90,000	102,513
5% 12/1/38	185,000	206,988
5% 12/1/40	80,000	89,164
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	8,817
TOTAL OHIO		2,692,254
Oklahoma - 0.5%
Cleveland County Edl. Facilities Auth. (Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	110,000	118,595
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	144,350
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	10,387
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	132,168
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	15,636
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	34,047
Series 2017 D, 5% 1/1/26	65,000	70,729
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	89,927
TOTAL OKLAHOMA		615,839
Oregon - 1.0%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	10,999
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	40,159
0% 6/15/36	85,000	49,317
0% 6/15/39	155,000	76,789
Series B, 0% 6/15/34	35,000	22,360
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	35,979
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	16,835
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	93,502
5% 8/15/45	50,000	52,273
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	20,866
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	15,268
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	199,058
Series A, 4% 5/1/37	110,000	113,399
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	16,045
Series 2019 A, 5% 7/1/30	100,000	112,144
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	110,882
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	32,691
5% 5/15/29	100,000	112,077
Tri-County Metropolitan Trans. District Rev.:
Series 2017 A, 5% 10/1/22	115,000	116,001
Series 2018 A, 3.25% 10/1/34	50,000	46,837
TOTAL OREGON		1,293,481
Pennsylvania - 3.5%
Allegheny County Series C77, 5% 11/1/43	25,000	27,448
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	4,896
5% 4/1/27	100,000	109,106
Series 2019 A, 5% 7/15/33	110,000	120,013
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	170,047
Bristol School District Series 2013, 5% 6/1/40	20,000	20,536
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	57,723
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,373
5% 10/1/46	135,000	144,402
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	33,192
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,476
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	62,369
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	65,000	62,654
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/42	100,000	100,417
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	85,317
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	31,434
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	56,966
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	43,787
5% 11/15/28	90,000	98,093
Series 2020 A, 4% 4/15/50	25,000	23,046
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2012 A, 5% 11/1/32 (c)	180,000	180,693
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	22,930
5% 12/31/28 (c)	35,000	36,325
Series 2014 A, 5% 2/1/45	120,000	122,315
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	40,413
Series 2015 1:
5% 3/15/26	55,000	58,619
5% 3/15/29	60,000	63,385
Series 2015:
4% 8/15/34	175,000	177,021
5% 8/15/32	60,000	63,423
Series 2016 2, 3% 9/15/36	45,000	40,641
Series 2016, 5% 9/15/29	100,000	108,338
Series 2020 1, 5% 5/1/28	100,000	113,083
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2016 C:
3% 8/15/41	35,000	27,855
5% 8/15/25	35,000	37,917
Series 2021 A, 4% 7/15/46	160,000	144,073
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	4,947
Series 2017 124A, 4% 10/1/38 (c)	195,000	197,383
Series 2017 125B, 3.65% 10/1/42	30,000	28,122
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	114,126
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	35,598
Series 2013 B2, 0% 12/1/37 (d)	100,000	89,799
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	26,281
Series 2014 A, 0% 12/1/39 (d)	5,000	4,933
Series 2014 C, 5% 12/1/39	30,000	31,192
Series 2014, 5% 12/1/33	55,000	57,574
Series 2015 A1, 4% 12/1/41	60,000	57,989
Series 2017 A, 5.5% 12/1/42	150,000	159,448
Series 2017 A1, 5% 12/1/30	40,000	44,248
Series 2017 B, 5.25% 6/1/47	55,000	57,911
Series 2017 B2, 5% 6/1/25	100,000	106,910
Series 2017, 5% 12/1/40	50,000	52,733
Series 2019 A, 5% 12/1/35	35,000	38,305
Series 2019, 5% 12/1/32	30,000	33,320
Series 2020 B, 5% 12/1/50	125,000	133,337
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	110,465
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,023
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	20,000	21,581
Series 2017 A:
5% 8/1/22	30,000	30,081
5% 8/1/23	40,000	41,376
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,273
Series 2016 F, 5% 9/1/26	110,000	120,325
Series 2018 B, 4% 9/1/43	30,000	30,159
Series 2019 A, 5% 9/1/44	30,000	31,775
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	16,101
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	97,093
TOTAL PENNSYLVANIA		4,337,734
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,428
Puerto Rico - 0.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	15,278
Rhode Island - 0.2%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	210,200
Series C, 3% 1/15/36	30,000	27,920
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,231
5% 5/15/31	50,000	51,308
TOTAL RHODE ISLAND		294,659
South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	31,359
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	122,896
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	160,000	162,751
Series 2013 B, 5.125% 12/1/43	25,000	25,369
Series 2014 A, 5.5% 12/1/54	25,000	25,487
Series 2014 C:
5% 12/1/29	40,000	41,867
5% 12/1/34	110,000	113,180
5% 12/1/36	45,000	46,148
Series 2016 A:
3.25% 12/1/35	15,000	13,648
5% 12/1/27	50,000	53,418
Series 2016 B, 5% 12/1/33	55,000	57,701
Series A, 3% 12/1/41	30,000	24,161
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	92,448
TOTAL SOUTH CAROLINA		810,433
Tennessee - 1.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	15,893
3.25% 8/1/44	30,000	23,019
4% 8/1/38	100,000	96,311
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	31,263
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	60,692
Series 2016 A, 4% 1/1/42	10,000	9,777
Series 2019, 4% 11/15/43	55,000	52,104
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	87,084
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	70,000	72,143
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	51,690
4% 7/1/54	35,000	32,784
5% 7/1/44	65,000	69,413
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	73,667
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	320,000	114,170
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	130,000	131,594
Series 2018, 4%, tender 11/1/25 (b)	30,000	30,463
Series 2006 A:
5.25% 9/1/24	125,000	130,113
5.25% 9/1/26	30,000	31,868
Series 2006 C:
5% 2/1/24	10,000	10,287
5% 2/1/27	15,000	15,875
Tennessee Gen. Oblig.:
Series 2016 A, 5% 8/1/35	50,000	54,324
Series 2021 A, 5% 11/1/31	170,000	201,976
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	4,952
Series 2018 1, 3.85% 7/1/38	50,000	49,501
Series 2018 3, 3.75% 7/1/38	30,000	29,766
Series 2020 1A, 2.4% 1/1/44	20,000	15,058
Tennessee School Board Auth. Series A, 5% 11/1/42	105,000	113,599
TOTAL TENNESSEE		1,609,386
Texas - 8.4%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	55,038
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	111,326
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	45,831
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	82,755
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	20,693
Series 2019, 4% 8/1/35	25,000	25,677
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	49,863
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	36,398
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	82,994
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	81,327
Series 2016, 3.375% 1/1/41	20,000	16,695
City of Denton Series 2017, 4% 2/15/47	50,000	49,239
Cleveland Independent School District Series 2020 A, 4% 2/15/52	150,000	148,215
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	18,227
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	9,799
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	77,314
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	50,870
Series 2020 A, 3% 2/15/35	120,000	113,429
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	40,000	41,228
Series 2020 A, 5% 11/1/30	55,000	62,573
Series 2020 B, 5% 11/1/33	35,000	39,147
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	5,333
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	169,631
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	68,960
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	104,380
Series 2021, 3% 8/15/40	150,000	131,502
El Paso County Cmnty. College District Series 2016, 5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	70,000	74,351
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	71,164
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	103,785
Frisco Independent School District Series 2017, 4% 8/15/35	10,000	10,387
Garland Independent School District Series 2016 B, 4% 2/15/33	240,000	246,196
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	40,000	42,584
0% 10/1/46 (d)	40,000	41,985
0% 10/1/48 (d)	30,000	31,509
Series 2018 A, 5% 10/1/37	40,000	43,426
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	70,759
Harris County Flood Cont. District:
Series 2017 A, 4% 10/1/38	75,000	75,986
Series 2021 A:
4% 10/1/33	150,000	158,925
4% 10/1/46	100,000	100,028
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	107,708
Series 2016 A, 5% 8/15/33	15,000	16,027
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	38,856
Series 2019 A, 3% 8/15/44	120,000	97,798
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	41,166
Series 2014 C, 5% 11/15/30	170,000	176,264
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	2,664
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	6,315
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	58,625
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	58,353
0% 9/1/33 (AMBAC Insured)	80,000	51,709
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	25,140
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	35,662
Series 2017:
5% 2/15/23	20,000	20,422
5% 2/15/27	50,000	55,717
Series 2018, 5% 7/15/27	55,000	61,672
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	79,067
Series 2014 D, 5% 11/15/27	230,000	245,034
Series 2016 B, 5% 11/15/25	100,000	109,123
Series 2017 B, 5% 11/15/29	45,000	50,155
Series 2019 B, 4% 11/15/44	55,000	54,050
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	17,072
Katy Independent School District Series 2022, 4% 2/15/42	225,000	227,642
Klein Independent School District Series 2017, 4% 8/1/46	215,000	215,193
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	145,205
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,056
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	35,956
Series 2016 A:
0% 8/16/44	10,000	3,788
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,186
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	99,356
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	20,707
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A, 0% 9/15/35	5,000	2,868
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	60,755
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	27,147
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,070
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	37,992
Series 2014 B, 5% 1/1/31	125,000	128,723
Series 2015 A, 5% 1/1/27	100,000	106,077
Series 2017 A, 5% 1/1/28	200,000	216,061
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	100,000	102,098
Series 2018:
4.25% 1/1/49	55,000	55,207
5% 1/1/48	20,000	20,976
Series 2021 B, 5% 1/1/31	100,000	112,887
Northside Independent School District:
Series 2019 A, 4% 8/15/36	120,000	125,304
Series 2019, 4% 8/15/49	125,000	125,518
Pflugerville Independent School District Series 2014, 5% 2/15/27 (Pre-Refunded to 2/15/24 @ 100)	140,000	146,979
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	84,803
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	50,000	50,970
Series 2015:
5% 2/1/27	40,000	43,634
5% 2/1/32	5,000	5,356
Series 2017, 5% 2/1/29	60,000	65,895
Series 2019:
4% 2/1/28	10,000	10,673
5% 2/1/35	125,000	139,879
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	208,816
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	56,454
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	192,550
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	55,278
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	15,000	15,298
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	23,746
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/23	50,000	52,001
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	74,592
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	89,339
Series 2015 A:
5% 10/1/24	55,000	58,496
5% 10/1/26	100,000	108,552
Series 2016 A, 5% 4/1/30	50,000	54,357
Series 2017 A, 5% 10/1/33	50,000	55,136
Series 2017 B:
5% 10/1/29	100,000	111,839
5% 10/1/33	25,000	27,568
Series 2018 B, 5% 8/1/24	45,000	47,674
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/40	100,000	91,689
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	78,491
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	170,000	168,317
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	26,523
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A:
4% 8/15/38	25,000	24,331
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	115,479
Series 2015 C:
5% 8/15/25	90,000	93,685
5% 8/15/29	115,000	118,600
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	65,451
Series 2018 A:
4% 10/15/32	50,000	52,563
4% 10/15/37	40,000	40,960
Series 2018, 5% 8/1/32	130,000	144,511
Series 2019 A:
3% 10/15/39	125,000	110,011
4% 10/15/49	90,000	89,369
Series 2020:
3% 10/15/34	130,000	121,568
5% 8/1/33	15,000	17,278
Series 2021, 5% 10/15/33	170,000	196,984
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	126,612
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	183,400
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	63,713
5% 8/15/26	105,000	116,633
Series 2017 B, 3.375% 8/15/44	40,000	35,256
Series 2019 A, 5% 8/15/31	85,000	96,615
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	195,176
Waco Independent School District Series 2022, 3% 8/15/40	70,000	61,874
Waller Independent School District Series 2020, 4% 2/15/50	100,000	99,416
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 3% 12/15/58	150,000	104,873
TOTAL TEXAS		10,483,163
Utah - 0.4%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	50,113
Series 2017 B1, 5% 8/1/26	200,000	220,752
Series 2021 A1, 4% 8/1/41	145,000	145,541
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	36,628
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	16,237
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	16,237
Series 2016, 4% 12/15/29	25,000	26,124
TOTAL UTAH		511,632
Virginia - 1.4%
Arlington County Series 2019, 4% 6/15/35	5,000	5,213
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	55,000	56,837
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	68,986
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	15,583
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	14,069
Series 2016 A, 3% 4/1/36	155,000	139,402
Series 2016 B, 3% 4/1/36	100,000	89,937
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	27,587
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	187,352
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	83,254
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	78,176
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century Collage and Equip. Programs) Series 2021 A, 3% 2/1/36	55,000	48,528
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	86,147
(21st Century College and Equip. Progs.):
Series 2015 A:
5% 2/1/25	180,000	193,128
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	69,774
Series 2017 E, 5% 2/1/24	5,000	5,242
Series 2019 C, 5% 2/1/30	15,000	16,854
Series 2017 A, 5% 2/1/24	40,000	41,934
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 3% 9/1/26	55,000	56,294
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	131,920
Series 2016, 3% 5/15/40	5,000	4,226
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,349
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/39 (c)	110,000	102,544
Series 2014, 4% 10/1/38	35,000	35,334
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	199,782
TOTAL VIRGINIA		1,763,452
Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	49,844
5% 11/1/33	155,000	168,624
5% 11/1/36	30,000	32,522
5% 11/1/41	85,000	91,681
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	45,000	45,000
Series 2014 A, 4% 7/1/24	150,000	155,688
Series 2016 A, 5% 7/1/28	90,000	98,426
Series 2017 A, 5% 7/1/26	50,000	50,000
Series 2018 C, 5% 7/1/33	30,000	33,415
Series 2020 A, 5% 7/1/28	70,000	79,429
King County Gen. Oblig.:
Series 2015 A, 5% 7/1/32 (Pre-Refunded to 1/1/25 @ 100)	320,000	342,857
Series 2015 E, 5% 12/1/29	55,000	59,828
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	14,606
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	25,346
King County School District 210 Series 2018, 5% 12/1/30	80,000	89,939
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (c)	75,000	78,122
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	82,922
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	168,622
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	118,849
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	8,855
Washington Gen. Oblig.:
Series 2013 A, 4% 8/1/35	65,000	65,128
Series 2014 A, 5% 8/1/26	40,000	41,298
Series 2014 B:
5% 8/1/29	5,000	5,158
5% 8/1/31	170,000	175,386
Series 2014 E, 5% 2/1/32	110,000	113,997
Series 2015 B, 5% 2/1/28	85,000	90,538
Series 2015 H:
5% 7/1/26	30,000	32,030
5% 7/1/29	40,000	42,426
Series 2016 A1, 5% 8/1/29	10,000	10,744
Series 2016 C:
5% 2/1/33	200,000	214,764
5% 2/1/35	20,000	21,420
Series 2016 R, 5% 7/1/24	125,000	132,340
Series 2017 R-A, 5% 8/1/23	100,000	103,548
Series 2018 C, 5% 8/1/28	55,000	61,459
Series 2018 D, 5% 8/1/28	30,000	33,523
Series 2020 A, 5% 1/1/26	30,000	32,823
Series 2020 B, 5% 6/1/37	55,000	61,138
Series 2020 C, 5% 2/1/41	150,000	166,797
Series 2020 E, 5% 6/1/45	15,000	16,540
Series 2021 A, 5% 6/1/41	125,000	139,445
Series 2022 A, 5% 8/1/43	100,000	112,466
Series R, 5% 7/1/29	100,000	106,066
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	40,768
Series 2017 B, 3.5% 8/15/38	60,000	53,866
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	48,818
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	25,844
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	36,689
TOTAL WASHINGTON		3,779,594
West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	72,042
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	86,994
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	27,544
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	100,000	97,295
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	70,000	68,272
TOTAL WEST VIRGINIA		352,147
Wisconsin - 1.1%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	47,021
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	39,077
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	43,221
5% 3/1/46	50,000	52,617
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	10,000	7,824
Wisconsin Clean Wtr. Rev.:
Series 2012 2, 5% 6/1/23 (Escrowed to Maturity)	85,000	87,525
Series 2015 1, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	225,000	237,560
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	76,446
Series 2021 B, 5% 5/1/35	85,000	94,673
Series 3, 5% 11/1/31	30,000	33,223
Series A:
4% 5/1/27	30,000	31,727
5% 5/1/30	125,000	136,414
5% 5/1/34	60,000	63,729
Series D, 5% 5/1/23	45,000	46,257
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	58,329
Series 2014 A, 5% 11/15/25	40,000	42,287
Series 2016 A:
3.5% 2/15/46	20,000	16,685
4% 11/15/39	40,000	39,513
Series 2017 A, 5% 4/1/28	35,000	38,682
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	110,283
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	21,451	20,762
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	10,708
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	26,867
TOTAL WISCONSIN		1,361,430
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	22,997
TOTAL MUNICIPAL BONDS (Cost $133,529,328)		123,100,236

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.88% (e)(f) (Cost $2,771,996)	2,771,446	2,771,978

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $136,301,324)	125,872,214
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(931,136)
NET ASSETS - 100.0%	124,941,078

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	436,000	45,067,996	42,732,000	3,743	-	(18)	2,771,978	0.2%
Total	436,000	45,067,996	42,732,000	3,743	-	(18)	2,771,978

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	123,100,236	-	123,100,236	-

Money Market Funds	2,771,978	2,771,978	-	-
Total Investments in Securities:	125,872,214	2,771,978	123,100,236	-

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$123,100,236
Unaffiliated issuers (cost $133,529,328)
Fidelity Central Funds (cost $2,771,996)	2,771,978

Total Investment in Securities (cost $136,301,324)		$125,872,214
Receivable for investments sold		34,976
Receivable for fund shares sold		66,254
Interest receivable		1,455,265
Distributions receivable from Fidelity Central Funds		969
Other receivables		86
Total assets		127,429,764
Liabilities
Payable for investments purchased	$2,318,085
Payable for fund shares redeemed	113,012
Distributions payable	50,285
Accrued management fee	7,304
Total Liabilities		2,488,686
Net Assets		$124,941,078
Net Assets consist of:
Paid in capital		$136,820,595
Total accumulated earnings (loss)		(11,879,517)
Net Assets		$124,941,078
Net Asset Value , offering price and redemption price per share ($124,941,078 ÷ 6,851,020 shares)		$18.24

Statement of Operations
		Year ended June 30, 2022
Investment Income
Interest		$1,904,599
Income from Fidelity Central Funds		3,708
Total Income		1,908,307
Expenses
Management fee	$89,136
Independent trustees' fees and expenses	395
Total expenses before reductions	89,531
Expense reductions	(609)
Total expenses after reductions		88,922
Net Investment income (loss)		1,819,385
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,418,692)
Capital gain distributions from Fidelity Central Funds	35
Total net realized gain (loss)		(1,418,657)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(12,842,437)
Fidelity Central Funds	(18)
Total change in net unrealized appreciation (depreciation)		(12,842,455)
Net gain (loss)		(14,261,112)
Net increase (decrease) in net assets resulting from operations		$(12,441,727)

Statement of Changes in Net Assets

	Year ended June 30, 2022	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,819,385	$1,297,519
Net realized gain (loss)	(1,418,657)	36,572
Change in net unrealized appreciation (depreciation)	(12,842,455)	1,546,235
Net increase (decrease) in net assets resulting from operations	(12,441,727)	2,880,326
Distributions to shareholders	(1,813,504)	(1,293,307)
Share transactions
Proceeds from sales of shares	111,001,374	86,287,658
Reinvestment of distributions	1,296,085	925,606
Cost of shares redeemed	(79,887,212)	(42,074,191)
Net increase (decrease) in net assets resulting from share transactions	32,410,247	45,139,073
Total increase (decrease) in net assets	18,155,016	46,726,092

Net Assets
Beginning of period	106,786,062	60,059,970
End of period	$124,941,078	$106,786,062

Other Information
Shares
Sold	5,718,725	4,259,015
Issued in reinvestment of distributions	66,486	45,707
Redeemed	(4,170,931)	(2,075,542)
Net increase (decrease)	1,614,280	2,229,180

Fidelity® Municipal Bond Index Fund

Years ended June 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$20.39	$19.97	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.281	.309	.324
Net realized and unrealized gain (loss)	(2.152)	.421	(.035)
Total from investment operations	(1.871)	.730	.289
Distributions from net investment income	(.279)	(.310)	(.319)
Total distributions	(.279)	(.310)	(.319)
Net asset value, end of period	$18.24	$20.39	$19.97
Total Return D,E	(9.26)%	3.68%	1.46%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.07%	.07%	.07% H
Expenses net of fee waivers, if any	.07%	.07%	.07% H
Expenses net of all reductions	.07%	.07%	.07% H
Net investment income (loss)	1.43%	1.53%	1.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$124,941	$106,786	$60,060
Portfolio turnover rate I	30%	8%	76% H

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended June 30, 2022

1.  Organization.
Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.  Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.  Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$79,750
Gross unrealized depreciation	(10,499,456)
Net unrealized appreciation (depreciation)	$(10,419,706)
Tax Cost	$136,291,920
The tax-based components of distributable earnings as of period end were as follows:
Capital loss carryforward	$(1,459,779)
Net unrealized appreciation (depreciation) on securities and other investments	$(10,419,706)
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.
Short-term	$(1,016,336)
Long-term	(443,443)
Total capital loss carryforward	$(1,459,779)
The tax character of distributions paid was as follows:
	June 30, 2022	June 30, 2021
Tax-exempt Income	$1,813,504	$1,293,307
Total	$1,813,504	$ 1,293,307
4.  Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	71,729,318	37,492,572
5.  Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Municipal Bond Index Fund	3,480
6.  Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7.  Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $609.
8.  Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9.  Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Municipal Bond Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of June 30, 2022, the related statement of operations for the year ended June 30, 2022, the statement of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the two years in the period ended June 30, 2022 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2022 and the financial highlights for each of the two years in the period ended June 30, 2022 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 15, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022

Fidelity® Municipal Bond Index Fund	.07%
Actual		$ 1,000	$ 904.00	$ .33
Hypothetical- B		$ 1,000	$ 1,024.45	$ .35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

During fiscal year ended 2022, 100% of the fund's income dividends was free from federal income tax, and 5.65% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9894016.102
MBL-ANN-0822
Fidelity® Mid Cap Growth Index Fund
Fidelity® Mid Cap Value Index Fund
Fidelity® Small Cap Growth Index Fund
Fidelity® Small Cap Value Index Fund

Annual Report
June 30, 2022

Contents

Note to Shareholders
Fidelity® Mid Cap Growth Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Value Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Growth Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Value Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Growth Index Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2022	Past 1 year	Life of Fund A
Fidelity® Mid Cap Growth Index Fund	-29.57%	3.31%

A     From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Growth Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
2019
2020
2021
'22
Period Ending Values
$11,018 Fidelity® Mid Cap Growth Index Fund
$11,083 Russell Midcap® Growth Index

Fidelity® Mid Cap Growth Index Fund
Management's Discussion of Fund Performance
Market Recap:
The S&P 500® index returned -10.62% for the 12 months ending June 30, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. Against this backdrop, the index returned -8.72% in April amid clearer signals of the Fed's intention to tighten monetary policy. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. The S&P 500® gained 0.18% for the month. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Partly in reaction, the S&P 500 returned -8.25% in June and -19.96% since the end of 2021 - its worst first-half result to begin a year since 1970. For the full 12 months, the growth-oriented communication services (-29%) and consumer discretionary (-24%) sectors lagged most. In contrast, energy (+40%) rode a surge in commodity prices and led by a wide margin, followed by defensive sectors, such as utilities (+14%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending June 30, 2022, the fund returned -29.57%, in line with the result of the benchmark Russell Midcap® Growth Index. By sector, stocks in the information technology sector returned roughly -29% and detracted most, followed by consumer discretionary, which returned about -38%. Health care returned -29% and communication services detracted roughly -65%. Industrials (-24%) and financials (-19%) hampered results. Other notable detractors included the real estate (-28%), and materials (-19%) sectors. Consumer staples (-19%) also hurt. In contrast, energy gained about 41% and contributed most. Turning to individual stocks, the biggest individual detractor was DocuSign (-79%), from the software & services category. In media & entertainment, Roku (-82%) and Pinterest (-76%) hurt. Peloton Interactive, within the consumer durables & apparel industry, returned -91% and hindered the fund. Another detractor was Palantir Technologies (-65%), a stock in the software & services segment. In contrast, the biggest individual contributor was Palo Alto Networks (+35%), from the software & services group. Xilinx, within the semiconductors & semiconductor equipment segment, advanced 35% and lifted the fund. In energy, Cheniere Energy (+52%) and Pioneer Natural Resources (+48%) helped. Another contributor was Fortinet (+18%), a stock in the software & services category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Growth Index Fund
Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Synopsys, Inc.	1.5
Cadence Design Systems, Inc.	1.3
IQVIA Holdings, Inc.	1.3
AutoZone, Inc.	1.2
Fortinet, Inc.	1.2
Paychex, Inc.	1.2
Chipotle Mexican Grill, Inc.	1.1
Crowdstrike Holdings, Inc.	1.1
Agilent Technologies, Inc.	1.0
Cintas Corp.	1.0
11.9

Market Sectors (% of Fund's net assets)

Information Technology	29.7
Health Care	17.2
Industrials	14.9
Consumer Discretionary	14.4
Financials	5.5
Communication Services	4.9
Energy	4.4
Materials	3.9
Consumer Staples	3.0
Real Estate	2.0
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%*
Foreign investments - 3%
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

Fidelity® Mid Cap Growth Index Fund
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Common Stocks - 100.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Entertainment - 2.6%
Electronic Arts, Inc.	2,480	301,692
Live Nation Entertainment, Inc. (a)	11,031	910,940
Madison Square Garden Sports Corp. (a)	1,375	207,625
Playtika Holding Corp. (a)	13,656	180,805
Roblox Corp. (a)	63,193	2,076,522
Roku, Inc. Class A (a)	4,853	398,625
Spotify Technology SA (a)	20,097	1,885,702
Take-Two Interactive Software, Inc. (a)	18,826	2,306,750
Warner Bros Discovery, Inc. (a)	248,617	3,336,440
World Wrestling Entertainment, Inc. Class A (b)	6,156	384,688
		11,989,789
Interactive Media & Services - 1.8%
Match Group, Inc. (a)	38,324	2,670,800
Pinterest, Inc. Class A (a)	17,312	314,386
TripAdvisor, Inc. (a)	1,195	21,271
Twitter, Inc. (a)	99,182	3,708,415
Zoominfo Technologies, Inc. (a)(b)	39,450	1,311,318
		8,026,190
Media - 0.5%
Cable One, Inc.	525	676,893
Liberty Broadband Corp.:
Class A (a)	1,400	158,970
Class C (a)	8,601	994,620
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	3,249	206,214
Liberty Media Class A (a)	340	19,710
Liberty SiriusXM Series A (a)(b)	3,015	108,661
Liberty SiriusXM Series C (a)	6,107	220,157
Nexstar Broadcasting Group, Inc. Class A	511	83,232
		2,468,457
TOTAL COMMUNICATION SERVICES		22,484,436
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.2%
Aptiv PLC (a)	9,745	867,987
Automobiles - 0.3%
Lucid Group, Inc. Class A (a)(b)	71,651	1,229,531
Distributors - 0.5%
Genuine Parts Co.	1,626	216,258
Pool Corp.	5,597	1,965,834
		2,182,092
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	2,408	203,524
H&R Block, Inc.	19,487	688,281
Mister Car Wash, Inc. (b)	8,242	89,673
		981,478
Hotels, Restaurants & Leisure - 4.6%
Caesars Entertainment, Inc. (a)	20,205	773,852
Chipotle Mexican Grill, Inc. (a)	3,995	5,222,504
Choice Hotels International, Inc.	4,828	538,950
Churchill Downs, Inc.	5,203	996,531
Darden Restaurants, Inc.	13,052	1,476,442
Domino's Pizza, Inc.	3,769	1,468,817
Draftkings Holdings, Inc. (a)(b)	54,487	635,863
Expedia, Inc. (a)	21,708	2,058,570
Hilton Worldwide Holdings, Inc.	28,458	3,171,360
Las Vegas Sands Corp. (a)	17,710	594,879
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,473	49,740
Planet Fitness, Inc. (a)	8,925	606,989
Six Flags Entertainment Corp. (a)	5,574	120,956
Travel+Leisure Co.	8,609	334,201
Vail Resorts, Inc.	5,461	1,190,771
Wendy's Co.	24,736	467,016
Wyndham Hotels & Resorts, Inc.	9,013	592,334
Wynn Resorts Ltd. (a)	1,935	110,256
Yum! Brands, Inc.	4,725	536,335
		20,946,366
Household Durables - 0.9%
D.R. Horton, Inc.	24,294	1,608,020
NVR, Inc. (a)	311	1,245,288
PulteGroup, Inc.	13,261	525,533
Toll Brothers, Inc.	8,137	362,910
TopBuild Corp. (a)	3,960	661,954
		4,403,705
Internet & Direct Marketing Retail - 1.0%
Doordash, Inc. (a)	31,752	2,037,526
eBay, Inc.	10,434	434,785
Etsy, Inc. (a)	18,153	1,328,981
Lyft, Inc. (a)	35,156	466,872
Wayfair LLC Class A (a)(b)	6,988	304,397
		4,572,561
Leisure Products - 0.4%
Brunswick Corp.	1,920	125,530
Mattel, Inc. (a)	24,311	542,865
Polaris, Inc. (b)	6,008	596,474
YETI Holdings, Inc. (a)(b)	12,499	540,832
		1,805,701
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	9,458	1,474,029
Nordstrom, Inc.	13,645	288,319
Ollie's Bargain Outlet Holdings, Inc. (a)	460	27,025
		1,789,373
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	697	120,644
AutoZone, Inc. (a)	2,584	5,553,326
Best Buy Co., Inc.	9,028	588,535
Burlington Stores, Inc. (a)	8,854	1,206,180
CarMax, Inc. (a)(b)	2,689	243,301
Carvana Co. Class A (a)(b)	14,902	336,487
Five Below, Inc. (a)	7,841	889,405
Floor & Decor Holdings, Inc. Class A (a)	14,830	933,697
Leslie's, Inc. (a)(b)	20,114	305,331
O'Reilly Automotive, Inc. (a)	3,826	2,417,114
RH (a)	940	199,524
Ross Stores, Inc.	21,009	1,475,462
Tractor Supply Co.	16,055	3,112,262
Ulta Beauty, Inc. (a)	7,377	2,843,686
Victoria's Secret & Co. (a)	8,546	239,032
Williams-Sonoma, Inc. (b)	7,910	877,615
		21,341,601
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	3,420	873,297
lululemon athletica, Inc. (a)	16,035	4,371,301
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,920	103,894
Tapestry, Inc.	5,153	157,270
		5,505,762
TOTAL CONSUMER DISCRETIONARY		65,626,157
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)(b)	1,282	388,408
Brown-Forman Corp.:
Class A	3,804	257,303
Class B (non-vtg.)	15,521	1,088,953
		1,734,664
Food & Staples Retailing - 0.2%
BJ's Wholesale Club Holdings, Inc. (a)	12,157	757,624
Grocery Outlet Holding Corp. (a)	943	40,200
Performance Food Group Co. (a)	6,706	308,342
		1,106,166
Food Products - 1.6%
Darling Ingredients, Inc. (a)	1,596	95,441
Freshpet, Inc. (a)(b)	3,672	190,540
Kellogg Co.	19,859	1,416,741
Lamb Weston Holdings, Inc.	20,685	1,478,150
Pilgrim's Pride Corp. (a)	3,562	111,241
The Hershey Co.	18,168	3,909,027
		7,201,140
Household Products - 0.8%
Church & Dwight Co., Inc.	15,789	1,463,009
The Clorox Co.	14,666	2,067,613
		3,530,622
Personal Products - 0.0%
Olaplex Holdings, Inc. (b)	17,963	253,099
TOTAL CONSUMER STAPLES		13,825,691
ENERGY - 4.4%
Energy Equipment & Services - 0.4%
Halliburton Co.	58,437	1,832,584
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (a)	27,424	840,546
Cheniere Energy, Inc.	20,904	2,780,859
Continental Resources, Inc.	3,923	256,368
Coterra Energy, Inc.	18,580	479,178
Devon Energy Corp.	46,188	2,545,421
Diamondback Energy, Inc.	14,513	1,758,250
Enviva, Inc. (b)	4,423	253,084
Hess Corp.	31,650	3,353,001
New Fortress Energy, Inc.	6,964	275,565
ONEOK, Inc.	7,191	399,101
Ovintiv, Inc.	26,400	1,166,616
PDC Energy, Inc.	7,265	447,597
Range Resources Corp. (a)	24,959	617,735
Southwestern Energy Co. (a)	11,420	71,375
Targa Resources Corp.	32,418	1,934,382
Texas Pacific Land Corp.	821	1,221,664
		18,400,742
TOTAL ENERGY		20,233,326
FINANCIALS - 5.5%
Banks - 0.7%
First Citizens Bancshares, Inc.	429	280,472
Signature Bank	457	81,899
SVB Financial Group (a)	5,376	2,123,466
Western Alliance Bancorp.	9,256	653,474
		3,139,311
Capital Markets - 3.3%
Ameriprise Financial, Inc.	10,057	2,390,348
Ares Management Corp.	21,769	1,237,785
Blue Owl Capital, Inc. Class A (b)	57,844	580,175
FactSet Research Systems, Inc.	5,448	2,095,137
LPL Financial	11,428	2,108,237
MarketAxess Holdings, Inc.	5,332	1,365,045
Morningstar, Inc.	3,225	779,902
MSCI, Inc.	8,522	3,512,342
Raymond James Financial, Inc.	2,258	201,888
Tradeweb Markets, Inc. Class A	9,746	665,165
		14,936,024
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	99	46,868
Upstart Holdings, Inc. (a)(b)	2,026	64,062
		110,930
Diversified Financial Services - 0.5%
Apollo Global Management, Inc. (b)	50,237	2,435,490
Insurance - 1.0%
Alleghany Corp. (a)	282	234,934
Arch Capital Group Ltd. (a)	16,815	764,914
Arthur J. Gallagher & Co.	3,403	554,825
Assurant, Inc.	477	82,449
Brown & Brown, Inc.	2,597	151,509
Erie Indemnity Co. Class A	2,660	511,225
Everest Re Group Ltd.	1,724	483,203
Lincoln National Corp.	5,128	239,837
Markel Corp. (a)	439	567,737
RenaissanceRe Holdings Ltd.	3,415	534,004
Ryan Specialty Group Holdings, Inc.	11,782	461,737
		4,586,374
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	9,544	70,244
UWM Holdings Corp. Class A (b)	12,166	43,068
		113,312
TOTAL FINANCIALS		25,321,441
HEALTH CARE - 17.2%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. (a)	17,328	2,527,289
Exact Sciences Corp. (a)(b)	4,573	180,130
Exelixis, Inc. (a)	39,211	816,373
Horizon Therapeutics PLC (a)	29,981	2,391,285
Incyte Corp. (a)	22,663	1,721,708
Ionis Pharmaceuticals, Inc. (a)	18,671	691,200
Natera, Inc. (a)	11,475	406,674
Neurocrine Biosciences, Inc. (a)	13,605	1,326,215
Novavax, Inc. (a)(b)	11,202	576,119
Repligen Corp. (a)	5,646	916,910
Sarepta Therapeutics, Inc. (a)	12,061	904,093
Seagen, Inc. (a)	19,517	3,453,338
Ultragenyx Pharmaceutical, Inc. (a)	7,452	444,586
		16,355,920
Health Care Equipment & Supplies - 4.7%
Abiomed, Inc. (a)	6,412	1,587,034
Align Technology, Inc. (a)	8,448	1,999,388
DexCom, Inc. (a)	56,231	4,190,896
Globus Medical, Inc. (a)	761	42,723
ICU Medical, Inc. (a)	542	89,099
IDEXX Laboratories, Inc. (a)	11,970	4,198,238
Insulet Corp. (a)(b)	9,881	2,153,465
Masimo Corp. (a)	5,509	719,861
Novocure Ltd. (a)(b)	14,828	1,030,546
Penumbra, Inc. (a)(b)	5,117	637,169
ResMed, Inc.	20,742	4,348,145
Tandem Diabetes Care, Inc. (a)(b)	8,556	506,430
		21,502,994
Health Care Providers & Services - 1.5%
agilon health, Inc. (a)(b)	25,072	547,322
AmerisourceBergen Corp.	21,419	3,030,360
Chemed Corp.	743	348,757
DaVita HealthCare Partners, Inc. (a)	8,380	670,065
Guardant Health, Inc. (a)	13,986	564,195
Molina Healthcare, Inc. (a)	6,447	1,802,646
Signify Health, Inc. (a)	564	7,783
		6,971,128
Health Care Technology - 1.0%
Certara, Inc. (a)	10,851	232,862
Change Healthcare, Inc. (a)	2,870	66,182
Definitive Healthcare Corp. (b)	2,345	53,771
Doximity, Inc. (b)	6,459	224,902
Teladoc Health, Inc. (a)(b)	2,228	73,992
Veeva Systems, Inc. Class A (a)	20,001	3,960,998
		4,612,707
Life Sciences Tools & Services - 6.2%
10X Genomics, Inc. (a)	11,690	528,973
Agilent Technologies, Inc.	38,665	4,592,242
Avantor, Inc. (a)	81,326	2,529,239
Bio-Techne Corp.	5,582	1,934,944
Bruker Corp.	15,598	978,930
Charles River Laboratories International, Inc. (a)	6,752	1,444,725
IQVIA Holdings, Inc. (a)	27,032	5,865,674
Maravai LifeSciences Holdings, Inc. (a)	15,726	446,776
Mettler-Toledo International, Inc. (a)	3,212	3,689,849
Sotera Health Co. (a)	14,284	279,824
Syneos Health, Inc. (a)	2,592	185,795
Waters Corp. (a)	8,597	2,845,435
West Pharmaceutical Services, Inc.	10,631	3,214,495
		28,536,901
Pharmaceuticals - 0.2%
Catalent, Inc. (a)	7,798	836,647
TOTAL HEALTH CARE		78,816,297
INDUSTRIALS - 14.9%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	7,506	699,334
BWX Technologies, Inc.	5,071	279,361
HEICO Corp.	6,089	798,390
HEICO Corp. Class A	10,563	1,113,129
Howmet Aerospace, Inc.	5,310	167,000
Huntington Ingalls Industries, Inc.	1,251	272,493
Spirit AeroSystems Holdings, Inc. Class A	14,177	415,386
TransDigm Group, Inc. (a)	2,918	1,566,003
		5,311,096
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	4,840	490,631
Expeditors International of Washington, Inc.	7,418	722,958
GXO Logistics, Inc. (a)	1,664	72,001
		1,285,590
Airlines - 0.6%
Delta Air Lines, Inc. (a)	91,899	2,662,314
Building Products - 1.7%
A.O. Smith Corp.	4,466	244,201
Advanced Drain Systems, Inc.	8,823	794,688
Allegion PLC	9,958	974,888
Armstrong World Industries, Inc.	3,839	287,771
Carlisle Companies, Inc.	6,222	1,484,631
Fortune Brands Home & Security, Inc.	6,445	385,927
Masco Corp.	1,772	89,663
Trane Technologies PLC	19,465	2,527,920
Trex Co., Inc. (a)	16,361	890,366
		7,680,055
Commercial Services & Supplies - 2.2%
Cintas Corp.	11,726	4,380,013
Copart, Inc. (a)	30,593	3,324,235
Driven Brands Holdings, Inc. (a)	463	12,751
IAA, Inc. (a)	15,917	521,600
MSA Safety, Inc.	2,059	249,283
Republic Services, Inc.	1,908	249,700
Rollins, Inc.	30,785	1,075,012
Tetra Tech, Inc.	3,135	428,084
		10,240,678
Construction & Engineering - 0.5%
AECOM	1,175	76,634
Quanta Services, Inc.	11,152	1,397,792
Valmont Industries, Inc.	422	94,794
Willscot Mobile Mini Holdings (a)	16,535	536,065
		2,105,285
Electrical Equipment - 1.1%
ChargePoint Holdings, Inc. Class A (a)	28,418	389,042
Generac Holdings, Inc. (a)	8,942	1,883,006
Plug Power, Inc. (a)(b)	37,052	613,952
Rockwell Automation, Inc.	11,270	2,246,224
Vertiv Holdings Co.	6,932	56,981
		5,189,205
Machinery - 1.4%
AGCO Corp.	1,184	116,861
Allison Transmission Holdings, Inc.	10,947	420,912
Donaldson Co., Inc.	2,995	144,179
Graco, Inc.	16,530	982,047
IDEX Corp.	1,933	351,091
Lincoln Electric Holdings, Inc.	8,054	993,541
Middleby Corp. (a)	542	67,945
Nordson Corp.	1,939	392,531
Otis Worldwide Corp.	7,406	523,382
Parker Hannifin Corp.	4,173	1,026,767
Toro Co.	14,976	1,135,031
Xylem, Inc.	3,574	279,415
		6,433,702
Professional Services - 2.5%
Booz Allen Hamilton Holding Corp. Class A	18,844	1,702,744
CoStar Group, Inc. (a)	8,058	486,784
Equifax, Inc.	8,724	1,594,573
FTI Consulting, Inc. (a)	2,023	365,860
KBR, Inc.	12,896	624,037
Robert Half International, Inc.	13,629	1,020,676
TransUnion Holding Co., Inc.	20,247	1,619,558
Verisk Analytics, Inc.	22,301	3,860,080
		11,274,312
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	10,666	1,679,575
Landstar System, Inc.	4,723	686,819
Old Dominion Freight Lines, Inc.	14,630	3,749,376
XPO Logistics, Inc. (a)	1,124	54,132
		6,169,902
Trading Companies & Distributors - 2.1%
Core & Main, Inc. (b)	2,978	66,409
Fastenal Co.	82,645	4,125,638
SiteOne Landscape Supply, Inc. (a)	3,876	460,740
United Rentals, Inc. (a)	4,708	1,143,620
W.W. Grainger, Inc.	6,542	2,972,881
Watsco, Inc.	2,501	597,289
WESCO International, Inc. (a)	3,369	360,820
		9,727,397
TOTAL INDUSTRIALS		68,079,536
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	35,790	3,354,955
Ubiquiti, Inc. (b)	250	62,053
		3,417,008
Electronic Equipment & Components - 3.2%
Amphenol Corp. Class A	63,390	4,081,048
Arrow Electronics, Inc. (a)	475	53,243
CDW Corp.	19,408	3,057,924
Cognex Corp.	23,215	987,102
Coherent, Inc. (a)	3,187	848,443
Corning, Inc.	6,440	202,924
Jabil, Inc.	16,112	825,096
Keysight Technologies, Inc. (a)	24,093	3,321,220
National Instruments Corp.	2,457	76,732
Vontier Corp.	14,317	329,148
Zebra Technologies Corp. Class A (a)	3,084	906,542
		14,689,422
IT Services - 5.9%
Broadridge Financial Solutions, Inc.	15,204	2,167,330
Cloudflare, Inc. (a)	40,108	1,754,725
EPAM Systems, Inc. (a)	7,879	2,322,572
Euronet Worldwide, Inc. (a)	5,194	522,464
FleetCor Technologies, Inc. (a)	10,800	2,269,188
Gartner, Inc. (a)	11,218	2,712,849
Genpact Ltd.	13,671	579,104
Globant SA (a)	5,842	1,016,508
GoDaddy, Inc. (a)	3,229	224,609
Jack Henry & Associates, Inc.	10,417	1,875,268
MongoDB, Inc. Class A (a)(b)	9,023	2,341,469
Okta, Inc. (a)	2,441	220,666
Paychex, Inc.	46,312	5,273,547
Shift4 Payments, Inc. (a)(b)	7,656	253,107
Switch, Inc. Class A	12,252	410,442
The Western Union Co.	18,445	303,789
Thoughtworks Holding, Inc.	12,304	173,609
Toast, Inc.	32,370	418,868
Twilio, Inc. Class A (a)	9,314	780,606
VeriSign, Inc. (a)	1,483	248,150
WEX, Inc. (a)	4,677	727,554
Wix.com Ltd. (a)	5,976	391,727
		26,988,151
Semiconductors & Semiconductor Equipment - 3.8%
Allegro MicroSystems LLC (a)	6,898	142,720
Enphase Energy, Inc. (a)	18,790	3,668,560
Entegris, Inc.	19,466	1,793,403
GlobalFoundries, Inc. (b)	2,185	88,143
Lattice Semiconductor Corp. (a)	19,447	943,180
Microchip Technology, Inc.	65,973	3,831,712
Monolithic Power Systems, Inc.	6,514	2,501,637
onsemi (a)	38,869	1,955,499
Teradyne, Inc.	20,833	1,865,595
Universal Display Corp.	6,245	631,619
		17,422,068
Software - 14.8%
Alteryx, Inc. Class A (a)	8,492	411,183
ANSYS, Inc. (a)	6,581	1,574,767
AppLovin Corp. (a)	32,288	1,111,999
Aspen Technology, Inc. (a)	4,008	736,189
Avalara, Inc. (a)	12,464	879,958
Bentley Systems, Inc. Class B (b)	24,255	807,692
Black Knight, Inc. (a)	2,077	135,815
Cadence Design Systems, Inc. (a)	39,171	5,876,825
CCC Intelligent Solutions Holdings, Inc. Class A (a)	9,482	87,234
CDK Global, Inc.	13,867	759,496
Ceridian HCM Holding, Inc. (a)	3,758	176,927
Citrix Systems, Inc.	8,495	825,459
Confluent, Inc.	17,782	413,254
Coupa Software, Inc. (a)	5,979	341,401
Crowdstrike Holdings, Inc. (a)	30,186	5,088,152
Datadog, Inc. Class A (a)	37,105	3,533,880
DocuSign, Inc. (a)	28,357	1,627,125
DoubleVerify Holdings, Inc. (a)	7,960	180,453
Dropbox, Inc. Class A (a)	37,567	788,531
Dynatrace, Inc. (a)	28,547	1,125,894
Elastic NV (a)	10,962	741,799
Fair Isaac Corp. (a)	3,619	1,450,857
Five9, Inc. (a)	9,893	901,648
Fortinet, Inc. (a)	94,154	5,327,233
HubSpot, Inc. (a)	6,536	1,965,048
Informatica, Inc. (b)	903	18,755
Jamf Holding Corp. (a)(b)	8,087	200,315
Manhattan Associates, Inc. (a)	5,557	636,832
nCino, Inc. (a)(b)	1,612	49,843
NCR Corp. (a)	955	29,710
New Relic, Inc. (a)	7,378	369,269
NortonLifeLock, Inc.	29,022	637,323
Nutanix, Inc. Class A (a)	15,855	231,959
Palantir Technologies, Inc. (a)(b)	259,659	2,355,107
Paycom Software, Inc. (a)	7,349	2,058,602
Paylocity Holding Corp. (a)	5,690	992,450
Pegasystems, Inc.	5,893	281,921
Procore Technologies, Inc. (a)	7,185	326,127
PTC, Inc. (a)	15,118	1,607,648
RingCentral, Inc. (a)	12,101	632,398
SentinelOne, Inc. (b)	17,257	402,606
Smartsheet, Inc. (a)	18,001	565,771
Splunk, Inc. (a)	23,104	2,043,780
Synopsys, Inc. (a)	21,891	6,648,288
Teradata Corp. (a)	8,057	298,190
The Trade Desk, Inc. (a)	62,999	2,639,028
Tyler Technologies, Inc. (a)	5,156	1,714,267
UiPath, Inc. Class A (a)	4,961	90,241
Unity Software, Inc. (a)(b)	20,070	738,977
Zendesk, Inc. (a)	17,448	1,292,373
Zoom Video Communications, Inc. Class A (a)	18,273	1,972,936
Zscaler, Inc. (a)	11,948	1,786,345
		67,489,880
Technology Hardware, Storage & Peripherals - 1.2%
Dell Technologies, Inc.	5,915	273,332
HP, Inc.	69,450	2,276,571
NetApp, Inc.	31,929	2,083,048
Pure Storage, Inc. Class A (a)	40,375	1,038,041
		5,670,992
TOTAL INFORMATION TECHNOLOGY		135,677,521
MATERIALS - 3.9%
Chemicals - 2.0%
Albemarle Corp.	8,653	1,808,304
Axalta Coating Systems Ltd. (a)	7,754	171,441
CF Industries Holdings, Inc.	29,886	2,562,127
FMC Corp.	6,192	662,606
Ginkgo Bioworks Holdings, Inc. Class A (a)	23,958	57,020
PPG Industries, Inc.	17,964	2,054,004
RPM International, Inc.	941	74,076
The Chemours Co. LLC	13,326	426,699
The Mosaic Co.	6,346	299,722
The Scotts Miracle-Gro Co. Class A	1,995	157,585
Valvoline, Inc.	25,716	741,392
		9,014,976
Construction Materials - 0.4%
Eagle Materials, Inc.	4,664	512,760
Martin Marietta Materials, Inc.	791	236,699
Vulcan Materials Co.	9,270	1,317,267
		2,066,726
Containers & Packaging - 1.4%
Ardagh Metal Packaging SA	7,048	42,993
Avery Dennison Corp.	7,187	1,163,360
Ball Corp.	17,928	1,232,909
Berry Global Group, Inc. (a)	9,031	493,454
Crown Holdings, Inc.	14,920	1,375,176
Graphic Packaging Holding Co.	33,851	693,946
Sealed Air Corp.	20,918	1,207,387
		6,209,225
Metals & Mining - 0.1%
MP Materials Corp. (a)	12,996	416,912
Royal Gold, Inc.	616	65,776
		482,688
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,141	59,800
TOTAL MATERIALS		17,833,415
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Apartment Income (REIT) Corp.	1,836	76,378
Camden Property Trust (SBI)	1,259	169,310
Equity Lifestyle Properties, Inc.	15,623	1,100,953
Extra Space Storage, Inc.	2,256	383,791
Iron Mountain, Inc.	31,032	1,510,948
Lamar Advertising Co. Class A	10,895	958,433
SBA Communications Corp. Class A	3,491	1,117,295
Simon Property Group, Inc.	22,716	2,156,203
		7,473,311
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	23,106	1,700,833
Opendoor Technologies, Inc. (a)(b)	18,299	86,188
Zillow Group, Inc.:
Class A (a)	513	16,319
Class C (a)	1,445	45,879
		1,849,219
TOTAL REAL ESTATE		9,322,530
UTILITIES - 0.3%
Gas Utilities - 0.0%
National Fuel Gas Co.	1,026	67,767
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	17,163	360,595
Vistra Corp.	35,388	808,616
		1,169,211
TOTAL UTILITIES		1,236,978
TOTAL COMMON STOCKS (Cost $462,278,347)		458,457,328

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $99,295)	100,000	98,586

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (e)	576,831	576,947
Fidelity Securities Lending Cash Central Fund 1.58% (e)(f)	20,269,698	20,271,725
TOTAL MONEY MARKET FUNDS (Cost $20,848,672)		20,848,672

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $483,226,314)	479,404,586
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(22,076,253)
NET ASSETS - 100.0%	457,328,333

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sep 2022	680,400	2,794	2,794

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,586.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	2,045,507	264,620,125	266,088,685	5,593	-	-	576,947	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	15,805,825	181,080,066	176,614,166	147,907	-	-	20,271,725	0.1%
Total	17,851,332	445,700,191	442,702,851	153,500	-	-	20,848,672

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	22,484,436	22,484,436	-	-
Consumer Discretionary	65,626,157	65,626,157	-	-
Consumer Staples	13,825,691	13,825,691	-	-
Energy	20,233,326	20,233,326	-	-
Financials	25,321,441	25,321,441	-	-
Health Care	78,816,297	78,816,297	-	-
Industrials	68,079,536	68,079,536	-	-
Information Technology	135,677,521	135,677,521	-	-
Materials	17,833,415	17,833,415	-	-
Real Estate	9,322,530	9,322,530	-	-
Utilities	1,236,978	1,236,978	-	-

U.S. Government and Government Agency Obligations	98,586	-	98,586	-

Money Market Funds	20,848,672	20,848,672	-	-
Total Investments in Securities:	479,404,586	479,306,000	98,586	-
Derivative Instruments:

Assets
Futures Contracts	2,794	2,794	-	-
Total Assets	2,794	2,794	-	-
Total Derivative Instruments:	2,794	2,794	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,794	0
Total Equity Risk	2,794	0
Total Value of Derivatives	2,794	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2022

Assets
Investment in securities, at value (including securities loaned of $19,265,379) - See accompanying schedule:	$458,555,914
Unaffiliated issuers (cost $462,377,642)
Fidelity Central Funds (cost $20,848,672)	20,848,672

Total Investment in Securities (cost $483,226,314)		$479,404,586
Segregated cash with brokers for derivative instruments		54,842
Cash		387,756
Receivable for investments sold		4,592,208
Receivable for fund shares sold		496,861
Dividends receivable		143,437
Distributions receivable from Fidelity Central Funds		43,910
Total assets		485,123,600
Liabilities
Payable for fund shares redeemed	$3,879,681
Accrued management fee	20,027
Notes payable to affiliates	3,563,000
Payable for daily variation margin on futures contracts	60,343
Other payables and accrued expenses	491
Collateral on securities loaned	20,271,725
Total Liabilities		27,795,267
Net Assets		$457,328,333
Net Assets consist of:
Paid in capital		$550,476,591
Total accumulated earnings (loss)		(93,148,258)
Net Assets		$457,328,333
Net Asset Value , offering price and redemption price per share ($457,328,333 ÷ 22,240,960 shares)		$20.56

Statement of Operations
		Year ended June 30, 2022
Investment Income
Dividends		$4,272,047
Interest		313
Income from Fidelity Central Funds (including $147,907 from security lending)		153,500
Total Income		4,425,860
Expenses
Management fee	$327,668
Independent trustees' fees and expenses	2,127
Interest	14,561
Total expenses before reductions	344,356
Expense reductions	(34)
Total expenses after reductions		344,322
Net Investment income (loss)		4,081,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(85,250,672)
Futures contracts	(438,591)
Total net realized gain (loss)		(85,689,263)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(151,838,318)
Futures contracts	2,794
Total change in net unrealized appreciation (depreciation)		(151,835,524)
Net gain (loss)		(237,524,787)
Net increase (decrease) in net assets resulting from operations		$(233,443,249)

Statement of Changes in Net Assets

	Year ended June 30, 2022	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,081,538	$2,195,544
Net realized gain (loss)	(85,689,263)	36,458,335
Change in net unrealized appreciation (depreciation)	(151,835,524)	117,927,840
Net increase (decrease) in net assets resulting from operations	(233,443,249)	156,581,719
Distributions to shareholders	(40,696,927)	(1,551,608)
Share transactions
Proceeds from sales of shares	459,206,091	465,585,094
Reinvestment of distributions	25,822,157	816,460
Cost of shares redeemed	(407,072,810)	(176,873,923)
Net increase (decrease) in net assets resulting from share transactions	77,955,438	289,527,631
Total increase (decrease) in net assets	(196,184,738)	444,557,742

Net Assets
Beginning of period	653,513,071	208,955,329
End of period	$457,328,333	$653,513,071

Other Information
Shares
Sold	16,475,807	17,906,066
Issued in reinvestment of distributions	868,015	30,298
Redeemed	(16,131,262)	(6,532,790)
Net increase (decrease)	1,212,560	11,403,574

Fidelity® Mid Cap Growth Index Fund

Years ended June 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$31.08	$21.71	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.13	.15
Net realized and unrealized gain (loss)	(8.78)	9.34	1.62
Total from investment operations	(8.61)	9.47	1.77
Distributions from net investment income	(.12)	(.10)	(.06)
Distributions from net realized gain	(1.79)	-	- D
Total distributions	(1.91)	(.10)	(.06)
Net asset value, end of period	$20.56	$31.08	$21.71
Total Return E,F	(29.57)%	43.70%	8.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05%	.05%	.05% I
Expenses net of all reductions	.05%	.05%	.05% I
Net investment income (loss)	.62%	.47%	.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$457,328	$653,513	$208,955
Portfolio turnover rate J	62%	54%	109% I

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Mid Cap Value Index Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2022	Past 1 year	Life of Fund A
Fidelity® Mid Cap Value Index Fund	-10.08%	6.33%

A     From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Value Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,200
2019
2020
2021
'22
Period Ending Values
$12,003 Fidelity® Mid Cap Value Index Fund
$12,062 Russell Midcap® Value Index

Fidelity® Mid Cap Value Index Fund
Management's Discussion of Fund Performance
Market Recap:
The S&P 500® index returned -10.62% for the 12 months ending June 30, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. Against this backdrop, the index returned -8.72% in April amid clearer signals of the Fed's intention to tighten monetary policy. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. The S&P 500® gained 0.18% for the month. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Partly in reaction, the S&P 500 returned -8.25% in June and -19.96% since the end of 2021 - its worst first-half result to begin a year since 1970. For the full 12 months, the growth-oriented communication services (-29%) and consumer discretionary (-24%) sectors lagged most. In contrast, energy (+40%) rode a surge in commodity prices and led by a wide margin, followed by defensive sectors, such as utilities (+14%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending June 30, 2022, the fund returned -10.08%, roughly in line with the -10.00% result of the benchmark Russell Midcap® Value Index. By sector, consumer discretionary returned -25% and detracted most, followed by industrials, which returned roughly -18%. The information technology sector returned about -21%, hampered by the software & services industry (-24%). Communication services (-34%), especially in the media & entertainment industry (-35%), also hurt. Financials (-9%) and health care (-13%), especially in the health care equipment & services industry (-11%), hampered results. Other notable detractors included the real estate (-6%) and materials (-4%) sectors. Conversely, energy gained 37% and contributed most. Utilities stocks also helped, gaining 10%. The consumer staples sector rose 5%, boosted by the food, beverage & tobacco industry (+6%). Turning to individual stocks, the biggest individual detractor was Warner Bros Discovery (-55%), from the media & entertainment category, followed by Twitter (-45%), which is in the media & entertainment group. Within health care equipment & services, Teladoc Health returned -80% and hurt. Other detractors were Stanley Black & Decker (-48%), a stock in the capital goods segment, and Carnival (-67%), from the consumer services industry. Conversely, the biggest individual contributor was Occidental Petroleum (+85%), from the energy sector. Also in energy, Devon Energy (+96%) and Marathon Petroleum (+47%) helped. McKesson, within the health care equipment & services segment, advanced roughly 70% and lifted the fund. Another contributor was Dollar Tree (+57%), a stock in the retailing category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Value Index Fund
Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Realty Income Corp.	0.7
Phillips 66 Co.	0.7
Corteva, Inc.	0.7
Xcel Energy, Inc.	0.6
The Williams Companies, Inc.	0.6
Welltower, Inc.	0.6
Prudential Financial, Inc.	0.6
AFLAC, Inc.	0.6
Allstate Corp.	0.6
Motorola Solutions, Inc.	0.6
6.3

Market Sectors (% of Fund's net assets)

Financials	17.8
Industrials	14.3
Real Estate	12.1
Consumer Discretionary	9.5
Information Technology	9.4
Utilities	9.0
Materials	7.5
Health Care	7.4
Energy	5.0
Consumer Staples	4.2
Communication Services	3.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.8%

Fidelity® Mid Cap Value Index Fund
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)	32,545	766,109
Lumen Technologies, Inc.	136,958	1,494,212
		2,260,321
Entertainment - 1.1%
AMC Entertainment Holdings, Inc. Class A (a)	68,615	929,733
Electronic Arts, Inc.	35,041	4,262,738
Live Nation Entertainment, Inc. (a)	10,218	843,802
Madison Square Garden Sports Corp. (a)	1,261	190,411
Playtika Holding Corp. (a)	1,187	15,716
Roku, Inc. Class A (a)	11,450	940,503
Take-Two Interactive Software, Inc. (a)	3,641	446,132
Warner Bros Discovery, Inc. (a)	83,672	1,122,878
		8,751,913
Interactive Media & Services - 0.3%
IAC (a)	10,377	788,341
Match Group, Inc. (a)	2,400	167,256
Pinterest, Inc. Class A (a)	60,381	1,096,519
TripAdvisor, Inc. (a)	12,544	223,283
Twitter, Inc. (a)	7,381	275,976
		2,551,375
Media - 1.9%
Altice U.S.A., Inc. Class A (a)	27,961	258,639
Cable One, Inc.	307	395,821
DISH Network Corp. Class A (a)(b)	33,260	596,352
Fox Corp.:
Class A	41,639	1,339,110
Class B	19,063	566,171
Interpublic Group of Companies, Inc.	52,491	1,445,077
Liberty Broadband Corp.:
Class A (a)	1,466	166,464
Class C (a)	9,222	1,066,432
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	23,806	1,510,967
Liberty Media Class A (a)	2,453	142,200
Liberty SiriusXM Series A (a)(b)	7,271	262,047
Liberty SiriusXM Series C (a)	14,909	537,469
News Corp.:
Class A	51,411	800,983
Class B	16,329	259,468
Nexstar Broadcasting Group, Inc. Class A	4,688	763,581
Omnicom Group, Inc.	27,149	1,726,948
Sirius XM Holdings, Inc. (b)	94,269	577,869
The New York Times Co. Class A	21,795	608,081
ViacomCBS, Inc.:
Class A (b)	1,267	34,538
Class B	76,849	1,896,633
		14,954,850
TOTAL COMMUNICATION SERVICES		28,518,459
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.7%
Aptiv PLC (a)	27,010	2,405,781
BorgWarner, Inc.	31,981	1,067,206
Gentex Corp.	31,206	872,832
Lear Corp.	7,959	1,001,959
QuantumScape Corp. Class A (a)(b)	32,739	281,228
		5,629,006
Automobiles - 0.2%
Harley-Davidson, Inc.	17,855	565,289
Lucid Group, Inc. Class A (a)(b)	4,334	74,371
Rivian Automotive, Inc.	23,644	608,597
Thor Industries, Inc.	7,019	524,530
		1,772,787
Distributors - 0.5%
Genuine Parts Co.	17,014	2,262,862
LKQ Corp.	35,313	1,733,515
		3,996,377
Diversified Consumer Services - 0.4%
ADT, Inc.	27,944	171,856
Bright Horizons Family Solutions, Inc. (a)	5,671	479,313
Grand Canyon Education, Inc. (a)	4,250	400,308
H&R Block, Inc.	3,824	135,064
Mister Car Wash, Inc. (b)	2,920	31,770
Service Corp. International	20,602	1,424,010
Terminix Global Holdings, Inc. (a)	16,098	654,384
		3,296,705
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	30,799	943,373
Boyd Gaming Corp.	10,632	528,942
Caesars Entertainment, Inc. (a)	8,612	329,840
Carnival Corp. (a)(b)	115,824	1,001,878
Darden Restaurants, Inc.	4,471	505,760
Domino's Pizza, Inc.	1,284	500,388
Hilton Worldwide Holdings, Inc.	10,162	1,132,453
Hyatt Hotels Corp. Class A (a)	6,685	494,088
Las Vegas Sands Corp. (a)	27,537	924,968
Marriott Vacations Worldwide Corp.	5,400	627,480
MGM Resorts International	47,601	1,378,049
Norwegian Cruise Line Holdings Ltd. (a)(b)	51,293	570,378
Penn National Gaming, Inc. (a)	22,032	670,213
Planet Fitness, Inc. (a)	2,967	201,786
Royal Caribbean Cruises Ltd. (a)	29,398	1,026,284
Six Flags Entertainment Corp. (a)	5,152	111,798
Travel+Leisure Co.	3,148	122,205
Vail Resorts, Inc.	290	63,235
Wyndham Hotels & Resorts, Inc.	3,701	243,230
Wynn Resorts Ltd. (a)	12,317	701,823
Yum! Brands, Inc.	33,811	3,837,887
		15,916,058
Household Durables - 1.5%
D.R. Horton, Inc.	20,564	1,361,131
Garmin Ltd.	20,565	2,020,511
Leggett & Platt, Inc.	17,648	610,268
Lennar Corp.:
Class A	34,072	2,404,461
Class B	1,885	110,668
Mohawk Industries, Inc. (a)	6,982	866,396
Newell Brands, Inc.	50,118	954,247
NVR, Inc. (a)	112	448,464
PulteGroup, Inc.	19,102	757,012
Tempur Sealy International, Inc.	22,699	485,078
Toll Brothers, Inc.	7,081	315,813
TopBuild Corp. (a)	682	114,003
Whirlpool Corp.	7,352	1,138,604
		11,586,656
Internet & Direct Marketing Retail - 0.4%
Doordash, Inc. (a)	3,842	246,541
eBay, Inc.	64,934	2,705,800
Lyft, Inc. (a)	8,193	108,803
Wayfair LLC Class A (a)(b)	3,759	163,742
		3,224,886
Leisure Products - 0.4%
Brunswick Corp.	8,348	545,792
Hasbro, Inc.	17,535	1,435,766
Mattel, Inc. (a)	24,150	539,270
Peloton Interactive, Inc. Class A (a)(b)	39,813	365,483
Polaris, Inc. (b)	1,956	194,192
		3,080,503
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	19,554	3,047,491
Kohl's Corp.	16,972	605,731
Macy's, Inc.	37,756	691,690
Nordstrom, Inc.	2,221	46,930
Ollie's Bargain Outlet Holdings, Inc. (a)	7,913	464,889
		4,856,731
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	7,508	1,299,560
AutoNation, Inc. (a)	5,265	588,416
AutoZone, Inc. (a)	242	520,087
Bath & Body Works, Inc.	31,715	853,768
Best Buy Co., Inc.	18,425	1,201,126
Burlington Stores, Inc. (a)	554	75,471
CarMax, Inc. (a)(b)	18,917	1,711,610
Dick's Sporting Goods, Inc.	7,362	554,874
GameStop Corp. Class A (a)(b)	8,946	1,094,096
Gap, Inc.	26,433	217,808
Leslie's, Inc. (a)(b)	2,310	35,066
Lithia Motors, Inc. Class A (sub. vtg.)	3,808	1,046,476
O'Reilly Automotive, Inc. (a)	5,156	3,257,355
Penske Automotive Group, Inc.	3,668	384,003
Petco Health & Wellness Co., Inc. (a)(b)	10,751	158,470
RH (a)	1,455	308,838
Ross Stores, Inc.	26,527	1,862,991
Victoria's Secret & Co. (a)	3,149	88,078
Williams-Sonoma, Inc. (b)	1,942	215,465
		15,473,558
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	19,100	783,291
Carter's, Inc. (b)	5,259	370,654
Columbia Sportswear Co.	4,867	348,380
Deckers Outdoor Corp. (a)	422	107,758
Hanesbrands, Inc. (b)	46,557	479,072
PVH Corp.	8,901	506,467
Ralph Lauren Corp.	6,050	542,383
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	15,041	535,159
Tapestry, Inc.	30,546	932,264
Under Armour, Inc.:
Class A (sub. vtg.) (a)	24,807	206,642
Class C (non-vtg.) (a)	29,550	223,989
VF Corp.	46,672	2,061,502
		7,097,561
TOTAL CONSUMER DISCRETIONARY		75,930,828
CONSUMER STAPLES - 4.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	64	19,390
Brown-Forman Corp.:
Class A	2,482	167,882
Class B (non-vtg.)	10,072	706,652
Molson Coors Beverage Co. Class B	23,367	1,273,735
		2,167,659
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	21,307	569,323
BJ's Wholesale Club Holdings, Inc. (a)	6,609	411,873
Casey's General Stores, Inc.	4,956	916,761
Grocery Outlet Holding Corp. (a)(b)	10,917	465,392
Kroger Co.	87,406	4,136,926
Performance Food Group Co. (a)	13,931	640,547
U.S. Foods Holding Corp. (a)	29,732	912,178
		8,053,000
Food Products - 2.5%
Bunge Ltd.	18,680	1,694,089
Campbell Soup Co.	25,846	1,241,900
Conagra Brands, Inc.	62,770	2,149,245
Darling Ingredients, Inc. (a)	19,859	1,187,568
Flowers Foods, Inc.	24,839	653,762
Freshpet, Inc. (a)	2,680	139,065
Hormel Foods Corp.	38,172	1,807,826
Ingredion, Inc.	8,794	775,279
Kellogg Co.	15,178	1,082,799
McCormick & Co., Inc. (non-vtg.)	33,400	2,780,550
Pilgrim's Pride Corp. (a)	3,030	94,627
Post Holdings, Inc. (a)	7,404	609,719
Seaboard Corp.	34	132,008
The Hershey Co.	2,582	555,543
The J.M. Smucker Co.	13,988	1,790,604
Tyson Foods, Inc. Class A	37,975	3,268,129
		19,962,713
Household Products - 0.3%
Church & Dwight Co., Inc.	17,677	1,637,951
Reynolds Consumer Products, Inc. (b)	7,258	197,926
Spectrum Brands Holdings, Inc.	5,327	436,921
The Clorox Co.	2,818	397,282
		2,670,080
Personal Products - 0.1%
Coty, Inc. Class A (a)	46,343	371,207
TOTAL CONSUMER STAPLES		33,224,659
ENERGY - 5.0%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	123,412	3,562,904
Halliburton Co.	65,517	2,054,613
NOV, Inc.	52,225	883,125
		6,500,642
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP	44,953	406,825
Antero Resources Corp. (a)	13,712	420,273
APA Corp.	44,959	1,569,069
Cheniere Energy, Inc.	14,344	1,908,182
Chesapeake Energy Corp.	17,003	1,378,943
Continental Resources, Inc.	1,190	77,767
Coterra Energy, Inc.	88,675	2,286,928
Devon Energy Corp.	44,812	2,469,589
Diamondback Energy, Inc.	10,128	1,227,007
DT Midstream, Inc.	12,863	630,544
EQT Corp.	49,122	1,689,797
Hess Corp.	8,119	860,127
HF Sinclair Corp.	19,931	900,084
Marathon Oil Corp.	94,070	2,114,694
ONEOK, Inc.	52,575	2,917,913
Ovintiv, Inc.	9,947	439,558
PDC Energy, Inc.	5,868	361,527
Phillips 66 Co.	64,148	5,259,495
Range Resources Corp. (a)	11,949	295,738
Southwestern Energy Co. (a)	137,819	861,369
The Williams Companies, Inc.	162,366	5,067,443
		33,142,872
TOTAL ENERGY		39,643,514
FINANCIALS - 17.8%
Banks - 4.7%
Bank of Hawaii Corp. (b)	5,283	393,055
Bank OZK	15,553	583,704
BOK Financial Corp.	3,927	296,803
Citizens Financial Group, Inc.	65,179	2,326,239
Comerica, Inc.	17,451	1,280,554
Commerce Bancshares, Inc.	14,572	956,652
Cullen/Frost Bankers, Inc.	7,743	901,672
East West Bancorp, Inc.	18,906	1,225,109
Fifth Third Bancorp	90,894	3,054,038
First Citizens Bancshares, Inc.	1,218	796,304
First Hawaiian, Inc. (b)	17,072	387,705
First Horizon National Corp.	70,578	1,542,835
First Republic Bank	23,830	3,436,286
FNB Corp., Pennsylvania	46,242	502,188
Huntington Bancshares, Inc.	191,494	2,303,673
KeyCorp	124,094	2,138,140
M&T Bank Corp.	23,817	3,796,192
PacWest Bancorp	15,534	414,136
Pinnacle Financial Partners, Inc.	9,944	719,051
Popular, Inc.	9,954	765,761
Prosperity Bancshares, Inc.	11,771	803,606
Regions Financial Corp.	124,700	2,338,125
Signature Bank	7,844	1,405,723
SVB Financial Group (a)	2,834	1,119,402
Synovus Financial Corp.	19,083	687,942
Umpqua Holdings Corp.	28,544	478,683
Webster Financial Corp.	23,859	1,005,657
Western Alliance Bancorp.	5,482	387,029
Wintrust Financial Corp.	7,946	636,872
Zions Bancorp NA	19,922	1,014,030
		37,697,166
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	5,088	593,261
Ameriprise Financial, Inc.	5,299	1,259,466
Bank of New York Mellon Corp.	97,918	4,084,160
Carlyle Group LP	27,477	869,922
Cboe Global Markets, Inc.	14,115	1,597,677
Coinbase Global, Inc. (a)(b)	20,665	971,668
Evercore, Inc. Class A	5,054	473,105
Franklin Resources, Inc.	37,954	884,708
Interactive Brokers Group, Inc.	12,315	677,448
Invesco Ltd.	49,589	799,871
Janus Henderson Group PLC (b)	18,415	432,937
Jefferies Financial Group, Inc.	27,835	768,803
KKR & Co. LP	76,236	3,528,964
Lazard Ltd. Class A	12,606	408,560
Morningstar, Inc.	312	75,451
MSCI, Inc.	2,596	1,069,941
NASDAQ, Inc.	15,271	2,329,438
Northern Trust Corp.	27,398	2,643,359
Raymond James Financial, Inc.	23,871	2,134,306
Robinhood Markets, Inc. (a)	73,710	605,896
SEI Investments Co.	13,892	750,446
State Street Corp.	48,913	3,015,486
Stifel Financial Corp.	13,701	767,530
T. Rowe Price Group, Inc.	29,831	3,389,100
Tradeweb Markets, Inc. Class A	5,296	361,452
Virtu Financial, Inc. Class A	13,309	311,564
		34,804,519
Consumer Finance - 1.1%
Ally Financial, Inc.	43,150	1,445,957
Credit Acceptance Corp. (a)(b)	835	395,297
Discover Financial Services	37,426	3,539,751
OneMain Holdings, Inc.	15,611	583,539
SLM Corp.	35,723	569,425
SoFi Technologies, Inc. (a)	105,440	555,669
Synchrony Financial	66,680	1,841,702
Upstart Holdings, Inc. (a)(b)	7,936	250,936
		9,182,276
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	14,576	706,644
Equitable Holdings, Inc.	51,193	1,334,602
Voya Financial, Inc.	13,476	802,226
		2,843,472
Insurance - 6.6%
AFLAC, Inc.	85,147	4,711,184
Alleghany Corp. (a)	1,481	1,233,821
Allstate Corp.	36,521	4,628,306
American Financial Group, Inc.	8,982	1,246,791
Arch Capital Group Ltd. (a)	32,469	1,477,015
Arthur J. Gallagher & Co.	24,556	4,003,610
Assurant, Inc.	6,778	1,171,577
Assured Guaranty Ltd.	8,154	454,912
Axis Capital Holdings Ltd.	10,323	589,340
Brighthouse Financial, Inc. (a)	10,010	410,610
Brown & Brown, Inc.	29,123	1,699,036
Cincinnati Financial Corp.	20,845	2,480,138
CNA Financial Corp.	3,648	163,795
Erie Indemnity Co. Class A	871	167,397
Everest Re Group Ltd.	3,576	1,002,281
Fidelity National Financial, Inc.	35,798	1,323,094
First American Financial Corp.	13,801	730,349
Globe Life, Inc.	12,095	1,178,900
Hanover Insurance Group, Inc.	4,691	686,059
Hartford Financial Services Group, Inc.	43,750	2,862,563
Kemper Corp.	8,491	406,719
Lincoln National Corp.	18,181	850,325
Loews Corp.	27,134	1,607,961
Markel Corp. (a)	1,373	1,775,632
Old Republic International Corp.	37,554	839,707
Primerica, Inc.	5,064	606,110
Principal Financial Group, Inc.	33,363	2,228,315
Prudential Financial, Inc.	50,034	4,787,253
Reinsurance Group of America, Inc.	8,919	1,046,110
RenaissanceRe Holdings Ltd.	2,636	412,191
Unum Group	26,764	910,511
W.R. Berkley Corp.	27,434	1,872,645
White Mountains Insurance Group Ltd.	386	481,006
Willis Towers Watson PLC	14,777	2,916,832
		52,962,095
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	69,997	774,867
Annaly Capital Management, Inc.	207,286	1,225,060
New Residential Investment Corp.	56,641	527,894
Starwood Property Trust, Inc.	38,783	810,177
		3,337,998
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	41,111	517,999
New York Community Bancorp, Inc. (b)	61,065	557,523
Rocket Companies, Inc.	6,957	51,204
TFS Financial Corp.	6,677	91,675
UWM Holdings Corp. Class A (b)	1,120	3,965
		1,222,366
TOTAL FINANCIALS		142,049,892
HEALTH CARE - 7.4%
Biotechnology - 1.2%
Biogen, Inc. (a)	19,427	3,961,942
BioMarin Pharmaceutical, Inc. (a)	24,589	2,037,690
Exact Sciences Corp. (a)(b)	19,082	751,640
Exelixis, Inc. (a)	5,697	118,612
Horizon Therapeutics PLC (a)	2,098	167,336
Incyte Corp. (a)	3,288	249,789
Ionis Pharmaceuticals, Inc. (a)	1,551	57,418
Mirati Therapeutics, Inc. (a)(b)	5,750	385,998
Natera, Inc. (a)	868	30,762
Repligen Corp. (a)	2,129	345,750
Ultragenyx Pharmaceutical, Inc. (a)	1,969	117,471
United Therapeutics Corp. (a)	5,943	1,400,409
		9,624,817
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	2,600	615,342
Dentsply Sirona, Inc.	28,612	1,022,307
Enovis Corp. (a)	6,769	372,295
Envista Holdings Corp. (a)	21,609	832,811
Globus Medical, Inc. (a)	9,717	545,512
Hologic, Inc. (a)	32,811	2,273,802
ICU Medical, Inc. (a)	2,194	360,672
Integra LifeSciences Holdings Corp. (a)	9,601	518,742
Masimo Corp. (a)	1,574	205,675
QuidelOrtho Corp. (a)	6,556	637,112
STERIS PLC	11,372	2,344,338
Tandem Diabetes Care, Inc. (a)(b)	563	33,324
Teleflex, Inc.	6,263	1,539,759
The Cooper Companies, Inc.	6,488	2,031,523
Zimmer Biomet Holdings, Inc.	27,982	2,939,789
		16,273,003
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	11,810	798,710
agilon health, Inc. (a)(b)	1,651	36,041
Amedisys, Inc. (a)	4,274	449,283
Cardinal Health, Inc.	36,373	1,901,217
Chemed Corp.	1,248	585,799
Encompass Health Corp.	12,989	728,033
Henry Schein, Inc. (a)	18,323	1,406,107
Laboratory Corp. of America Holdings	12,359	2,896,455
Molina Healthcare, Inc. (a)	1,733	484,564
Oak Street Health, Inc. (a)(b)	15,571	255,987
Premier, Inc.	15,601	556,644
Quest Diagnostics, Inc.	15,612	2,076,084
Signify Health, Inc. (a)(b)	8,966	123,731
Tenet Healthcare Corp. (a)	14,103	741,254
Universal Health Services, Inc. Class B	8,615	867,617
		13,907,526
Health Care Technology - 0.2%
Certara, Inc. (a)	5,501	118,051
Change Healthcare, Inc. (a)	30,666	707,158
Definitive Healthcare Corp. (b)	2,085	47,809
Doximity, Inc. (b)	6,845	238,343
Teladoc Health, Inc. (a)(b)	19,365	643,112
		1,754,473
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	1,264	57,196
Agilent Technologies, Inc.	4,089	485,651
Avantor, Inc. (a)	5,786	179,945
Azenta, Inc.	9,825	708,383
Bio-Rad Laboratories, Inc. Class A (a)	2,851	1,411,245
Charles River Laboratories International, Inc. (a)	451	96,500
PerkinElmer, Inc.	16,815	2,391,429
QIAGEN NV (a)	30,256	1,428,083
Syneos Health, Inc. (a)	11,209	803,461
		7,561,893
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	15,497	1,662,673
Elanco Animal Health, Inc. (a)	59,380	1,165,629
Jazz Pharmaceuticals PLC (a)	8,125	1,267,581
Organon & Co.	33,893	1,143,889
Perrigo Co. PLC	17,837	723,647
Royalty Pharma PLC (b)	48,931	2,057,059
Viatris, Inc.	161,624	1,692,203
		9,712,681
TOTAL HEALTH CARE		58,834,393
INDUSTRIALS - 14.3%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	2,041	190,160
BWX Technologies, Inc.	7,444	410,090
Curtiss-Wright Corp.	5,078	670,601
HEICO Corp.	389	51,006
HEICO Corp. Class A	651	68,602
Hexcel Corp.	11,101	580,693
Howmet Aerospace, Inc.	45,156	1,420,156
Huntington Ingalls Industries, Inc.	4,103	893,715
Mercury Systems, Inc. (a)	7,481	481,253
Spirit AeroSystems Holdings, Inc. Class A	712	20,862
Textron, Inc.	28,691	1,752,159
TransDigm Group, Inc. (a)	4,294	2,304,461
Woodward, Inc.	7,803	721,699
		9,565,457
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	12,240	1,240,769
Expeditors International of Washington, Inc.	15,410	1,501,859
GXO Logistics, Inc. (a)	12,479	539,966
		3,282,594
Airlines - 0.8%
Alaska Air Group, Inc. (a)	16,422	657,701
American Airlines Group, Inc. (a)(b)	86,139	1,092,243
Copa Holdings SA Class A (a)(b)	4,131	261,781
JetBlue Airways Corp. (a)	42,886	358,956
Southwest Airlines Co. (a)	78,961	2,852,071
United Airlines Holdings, Inc. (a)	43,538	1,542,116
		6,764,868
Building Products - 1.6%
A.O. Smith Corp.	12,911	705,973
Allegion PLC	2,436	238,484
Armstrong World Industries, Inc.	2,627	196,920
Builders FirstSource, Inc. (a)	22,962	1,233,059
Carlisle Companies, Inc.	1,079	257,460
Carrier Global Corp.	113,072	4,032,148
Fortune Brands Home & Security, Inc.	11,333	678,620
Hayward Holdings, Inc. (a)(b)	9,133	131,424
Lennox International, Inc.	4,298	887,924
Masco Corp.	29,843	1,510,056
Owens Corning	12,955	962,686
The AZEK Co., Inc. (a)	15,152	253,644
Trane Technologies PLC	13,049	1,694,674
		12,783,072
Commercial Services & Supplies - 0.8%
Cintas Corp.	785	293,221
Clean Harbors, Inc. (a)	6,759	592,562
Driven Brands Holdings, Inc. (a)	6,875	189,338
IAA, Inc. (a)	3,061	100,309
MSA Safety, Inc.	3,031	366,963
Republic Services, Inc.	25,739	3,368,463
Rollins, Inc.	2,295	80,141
Stericycle, Inc. (a)(b)	12,143	532,471
Tetra Tech, Inc.	4,160	568,048
		6,091,516
Construction & Engineering - 0.5%
AECOM	16,768	1,093,609
MasTec, Inc. (a)(b)	7,880	564,681
MDU Resources Group, Inc.	26,826	724,034
Quanta Services, Inc.	8,627	1,081,308
Valmont Industries, Inc.	2,398	538,663
Willscot Mobile Mini Holdings (a)	13,554	439,421
		4,441,716
Electrical Equipment - 1.3%
Acuity Brands, Inc.	4,575	704,733
AMETEK, Inc.	30,737	3,377,689
Hubbell, Inc. Class B (b)	7,155	1,277,740
nVent Electric PLC	21,922	686,816
Plug Power, Inc. (a)	34,637	573,935
Regal Rexnord Corp.	8,960	1,017,139
Rockwell Automation, Inc.	5,044	1,005,320
Sensata Technologies, Inc. PLC	20,585	850,366
Sunrun, Inc. (a)	27,232	636,140
Vertiv Holdings Co.	34,166	280,845
		10,410,723
Machinery - 4.8%
AGCO Corp.	7,155	706,199
Allison Transmission Holdings, Inc.	2,700	103,815
Crane Holdings Co.	6,239	546,287
Cummins, Inc.	18,789	3,636,235
Donaldson Co., Inc.	13,624	655,859
Dover Corp.	19,190	2,328,131
ESAB Corp.	6,775	296,406
Flowserve Corp.	17,253	493,953
Fortive Corp.	47,832	2,601,104
Gates Industrial Corp. PLC (a)	14,801	159,999
Graco, Inc.	7,045	418,543
IDEX Corp.	8,335	1,513,886
Ingersoll Rand, Inc.	54,181	2,279,936
ITT, Inc.	11,070	744,347
Middleby Corp. (a)	6,723	842,795
Nordson Corp.	5,926	1,199,659
Oshkosh Corp.	8,711	715,522
Otis Worldwide Corp.	49,522	3,499,720
PACCAR, Inc.	45,482	3,744,988
Parker Hannifin Corp.	13,189	3,245,153
Pentair PLC	21,995	1,006,711
Snap-On, Inc.	7,022	1,383,545
Stanley Black & Decker, Inc.	20,106	2,108,315
Timken Co.	8,316	441,164
Westinghouse Air Brake Tech Co.	24,147	1,981,986
Xylem, Inc.	20,555	1,606,990
		38,261,248
Marine - 0.1%
Kirby Corp. (a)	7,923	482,035
Professional Services - 1.8%
CACI International, Inc. Class A (a)	3,075	866,474
Clarivate Analytics PLC (a)(b)	63,896	885,599
CoStar Group, Inc. (a)	44,899	2,712,349
Dun & Bradstreet Holdings, Inc. (a)	33,324	500,860
Equifax, Inc.	8,102	1,480,884
FTI Consulting, Inc. (a)	2,613	472,561
Jacobs Engineering Group, Inc.	17,047	2,167,185
KBR, Inc.	6,522	315,600
Leidos Holdings, Inc.	18,163	1,829,196
Manpower, Inc.	6,997	534,641
Nielsen Holdings PLC	47,781	1,109,475
Robert Half International, Inc.	1,705	127,687
Science Applications International Corp.	7,382	687,264
TransUnion Holding Co., Inc.	6,806	544,412
		14,234,187
Road & Rail - 0.5%
AMERCO	1,194	571,007
Avis Budget Group, Inc. (a)	3,949	580,819
Hertz Global Holdings, Inc. (b)	30,930	489,931
J.B. Hunt Transport Services, Inc.	1,204	189,594
Knight-Swift Transportation Holdings, Inc. Class A	21,245	983,431
Landstar System, Inc.	552	80,272
Ryder System, Inc.	6,608	469,564
Schneider National, Inc. Class B	7,220	161,584
XPO Logistics, Inc. (a)	12,537	603,782
		4,129,984
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	13,832	462,404
Core & Main, Inc. (b)	5,300	118,190
MSC Industrial Direct Co., Inc. Class A	6,178	464,030
SiteOne Landscape Supply, Inc. (a)	2,332	277,205
United Rentals, Inc. (a)	5,162	1,253,901
Univar Solutions, Inc. (a)	22,200	552,114
Watsco, Inc.	2,056	491,014
WESCO International, Inc. (a)	2,806	300,523
		3,919,381
TOTAL INDUSTRIALS		114,366,781
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.2%
Ciena Corp. (a)	20,205	923,369
F5, Inc. (a)	8,063	1,233,962
Juniper Networks, Inc.	42,647	1,215,440
Lumentum Holdings, Inc. (a)	9,136	725,581
Motorola Solutions, Inc.	21,944	4,599,462
Ubiquiti, Inc.	568	140,983
ViaSat, Inc. (a)(b)	9,456	289,637
		9,128,434
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	19,191	1,235,517
Arrow Electronics, Inc. (a)	8,305	930,907
Avnet, Inc.	12,873	551,994
Cognex Corp.	1,602	68,117
Coherent, Inc. (a)	340	90,515
Corning, Inc.	94,701	2,984,029
II-VI, Inc. (a)(b)	13,948	710,651
IPG Photonics Corp. (a)	4,640	436,763
Jabil, Inc.	3,389	173,551
Keysight Technologies, Inc. (a)	1,792	247,027
Littelfuse, Inc.	3,231	820,803
National Instruments Corp.	15,206	474,883
TD SYNNEX Corp.	5,653	514,988
Teledyne Technologies, Inc. (a)	6,173	2,315,554
Trimble, Inc. (a)	33,312	1,939,758
Vontier Corp.	8,107	186,380
Zebra Technologies Corp. Class A (a)	4,118	1,210,486
		14,891,923
IT Services - 2.4%
Affirm Holdings, Inc. (a)	23,295	420,708
Akamai Technologies, Inc. (a)	21,124	1,929,255
Amdocs Ltd.	16,343	1,361,535
Broadridge Financial Solutions, Inc.	1,435	204,559
Concentrix Corp.	5,732	777,488
DXC Technology Co. (a)	32,636	989,197
Euronet Worldwide, Inc. (a)	1,596	160,542
Genpact Ltd.	11,389	482,438
Global Payments, Inc.	37,243	4,120,566
GoDaddy, Inc. (a)	18,599	1,293,746
Kyndryl Holdings, Inc. (a)	24,092	235,620
Okta, Inc. (a)	14,301	1,292,810
SS&C Technologies Holdings, Inc.	29,754	1,727,815
Switch, Inc. Class A	7,885	264,148
The Western Union Co.	33,884	558,069
Twilio, Inc. Class A (a)	14,220	1,191,778
VeriSign, Inc. (a)	11,412	1,909,570
WEX, Inc. (a)	1,657	257,763
Wix.com Ltd. (a)	1,593	104,421
		19,282,028
Semiconductors & Semiconductor Equipment - 1.1%
Cirrus Logic, Inc. (a)	7,564	548,693
First Solar, Inc. (a)	14,120	961,996
GlobalFoundries, Inc. (b)	6,330	255,352
Microchip Technology, Inc.	10,431	605,832
MKS Instruments, Inc.	7,359	755,254
onsemi (a)	21,765	1,094,997
Qorvo, Inc. (a)	14,445	1,362,452
Skyworks Solutions, Inc.	21,460	1,988,054
Teradyne, Inc.	1,989	178,115
Wolfspeed, Inc. (a)(b)	15,417	978,209
		8,728,954
Software - 1.8%
ANSYS, Inc. (a)	5,483	1,312,027
Bill.Com Holdings, Inc. (a)	13,007	1,429,990
Black Knight, Inc. (a)	18,682	1,221,616
CCC Intelligent Solutions Holdings, Inc. Class A (a)	13,827	127,208
CDK Global, Inc.	2,667	146,072
Ceridian HCM Holding, Inc. (a)	14,786	696,125
Citrix Systems, Inc.	8,892	864,036
Coupa Software, Inc. (a)	4,465	254,952
Dolby Laboratories, Inc. Class A	8,512	609,119
DoubleVerify Holdings, Inc. (a)	1,099	24,914
Dropbox, Inc. Class A (a)	2,547	53,462
Guidewire Software, Inc. (a)	11,168	792,816
Informatica, Inc. (b)	4,019	83,475
Jamf Holding Corp. (a)(b)	1,245	30,839
Mandiant, Inc. (a)	30,475	664,965
Manhattan Associates, Inc. (a)	3,212	368,095
nCino, Inc. (a)(b)	6,037	186,664
NCR Corp. (a)	15,978	497,076
NortonLifeLock, Inc.	48,318	1,061,063
Nutanix, Inc. Class A (a)	13,478	197,183
Paycor HCM, Inc. (b)	6,309	164,034
Procore Technologies, Inc. (a)	2,613	118,604
SentinelOne, Inc. (b)	6,805	158,761
Teradata Corp. (a)	6,379	236,087
Tyler Technologies, Inc. (a)	684	227,416
UiPath, Inc. Class A (a)	45,165	821,551
Unity Software, Inc. (a)(b)	9,104	335,209
Zoom Video Communications, Inc. Class A (a)	16,692	1,802,235
		14,485,594
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies, Inc.	30,223	1,396,605
Hewlett Packard Enterprise Co.	173,186	2,296,446
HP, Inc.	75,975	2,490,461
Western Digital Corp. (a)	41,795	1,873,670
		8,057,182
TOTAL INFORMATION TECHNOLOGY		74,574,115
MATERIALS - 7.5%
Chemicals - 4.0%
Albemarle Corp.	7,568	1,581,561
Ashland Global Holdings, Inc.	6,720	692,496
Axalta Coating Systems Ltd. (a)	22,146	489,648
Celanese Corp. Class A	14,452	1,699,700
Corteva, Inc.	96,587	5,229,220
DuPont de Nemours, Inc.	67,890	3,773,326
Eastman Chemical Co.	17,149	1,539,466
Element Solutions, Inc.	30,581	544,342
FMC Corp.	11,052	1,182,675
Ginkgo Bioworks Holdings, Inc. Class A (a)	87,537	208,338
Huntsman Corp.	26,434	749,404
International Flavors & Fragrances, Inc.	33,969	4,046,387
LyondellBasell Industries NV Class A	34,260	2,996,380
NewMarket Corp.	812	244,380
Olin Corp.	18,593	860,484
PPG Industries, Inc.	14,732	1,684,457
RPM International, Inc.	16,164	1,272,430
The Chemours Co. LLC	8,191	262,276
The Mosaic Co.	42,263	1,996,081
The Scotts Miracle-Gro Co. Class A	3,550	280,415
Westlake Corp.	4,411	432,366
		31,765,832
Construction Materials - 0.5%
Eagle Materials, Inc.	890	97,847
Martin Marietta Materials, Inc.	7,565	2,263,751
Vulcan Materials Co.	9,039	1,284,442
		3,646,040
Containers & Packaging - 1.6%
Amcor PLC	199,923	2,485,043
Aptargroup, Inc.	8,744	902,468
Ardagh Group SA	2,333	27,366
Ardagh Metal Packaging SA	13,275	80,978
Avery Dennison Corp.	4,163	673,865
Ball Corp.	25,176	1,731,354
Berry Global Group, Inc. (a)	8,944	488,700
Crown Holdings, Inc.	1,877	173,003
Graphic Packaging Holding Co.	9,361	191,901
International Paper Co.	49,354	2,064,478
Packaging Corp. of America	12,323	1,694,413
Silgan Holdings, Inc.	11,239	464,733
Sonoco Products Co.	12,905	736,101
WestRock Co.	33,813	1,347,110
		13,061,513
Metals & Mining - 1.3%
Alcoa Corp.	24,575	1,120,129
Cleveland-Cliffs, Inc. (a)	69,171	1,063,158
Nucor Corp.	35,449	3,701,230
Reliance Steel & Aluminum Co.	8,226	1,397,268
Royal Gold, Inc.	8,135	868,655
SSR Mining, Inc.	28,122	469,637
Steel Dynamics, Inc.	23,877	1,579,464
United States Steel Corp.	34,329	614,832
		10,814,373
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	9,762	511,626
TOTAL MATERIALS		59,799,384
REAL ESTATE - 12.1%
Equity Real Estate Investment Trusts (REITs) - 11.6%
Alexandria Real Estate Equities, Inc.	21,602	3,132,938
American Campus Communities, Inc.	18,428	1,188,053
American Homes 4 Rent Class A	40,539	1,436,702
Americold Realty Trust	35,865	1,077,385
Apartment Income (REIT) Corp.	19,136	796,058
AvalonBay Communities, Inc.	18,620	3,616,935
Boston Properties, Inc.	20,908	1,860,394
Brixmor Property Group, Inc.	39,581	799,932
Camden Property Trust (SBI)	12,672	1,704,131
Cousins Properties, Inc.	19,674	575,071
CubeSmart	29,841	1,274,808
Douglas Emmett, Inc.	22,382	500,909
Duke Realty Corp.	51,123	2,809,209
EastGroup Properties, Inc.	5,457	842,179
EPR Properties	9,801	459,961
Equity Lifestyle Properties, Inc.	9,122	642,827
Equity Residential (SBI)	49,362	3,564,924
Essex Property Trust, Inc.	8,665	2,265,984
Extra Space Storage, Inc.	15,562	2,647,407
Federal Realty Investment Trust (SBI)	10,552	1,010,248
First Industrial Realty Trust, Inc.	17,494	830,615
Gaming & Leisure Properties	31,616	1,449,910
Healthcare Trust of America, Inc.	30,370	847,627
Healthpeak Properties, Inc.	71,958	1,864,432
Highwoods Properties, Inc. (SBI)	13,748	470,044
Host Hotels & Resorts, Inc.	94,416	1,480,443
Hudson Pacific Properties, Inc.	18,627	276,425
Invitation Homes, Inc.	81,374	2,895,287
Iron Mountain, Inc.	9,687	471,660
JBG SMITH Properties	15,428	364,718
Kilroy Realty Corp.	15,423	807,086
Kimco Realty Corp.	80,682	1,595,083
Lamar Advertising Co. Class A	1,388	122,102
Life Storage, Inc.	11,236	1,254,612
Medical Properties Trust, Inc.	79,336	1,211,461
Mid-America Apartment Communities, Inc.	15,307	2,673,674
National Retail Properties, Inc.	23,303	1,002,029
National Storage Affiliates Trust	11,237	562,637
Omega Healthcare Investors, Inc.	31,377	884,518
Park Hotels & Resorts, Inc.	30,926	419,666
Rayonier, Inc.	19,332	722,630
Realty Income Corp.	80,230	5,476,478
Regency Centers Corp.	22,887	1,357,428
Rexford Industrial Realty, Inc.	22,066	1,270,781
SBA Communications Corp. Class A	10,974	3,512,229
Simon Property Group, Inc.	22,408	2,126,967
SL Green Realty Corp.	8,410	388,122
Spirit Realty Capital, Inc.	17,748	670,519
Store Capital Corp.	33,746	880,096
Sun Communities, Inc.	15,999	2,549,601
UDR, Inc.	42,351	1,949,840
Ventas, Inc.	53,222	2,737,207
VICI Properties, Inc.	128,229	3,819,942
Vornado Realty Trust	23,535	672,866
Welltower, Inc.	60,572	4,988,104
Weyerhaeuser Co.	99,246	3,287,028
WP Carey, Inc.	25,222	2,089,895
		92,189,817
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	22,498	1,656,078
Howard Hughes Corp. (a)	5,147	350,253
Jones Lang LaSalle, Inc. (a)	6,595	1,153,202
Opendoor Technologies, Inc. (a)(b)	44,620	210,160
WeWork, Inc. (a)(b)	17,372	87,207
Zillow Group, Inc.:
Class A (a)	7,334	233,295
Class C (a)(b)	20,545	652,304
		4,342,499
TOTAL REAL ESTATE		96,532,316
UTILITIES - 9.0%
Electric Utilities - 4.3%
Alliant Energy Corp.	33,474	1,961,911
Avangrid, Inc. (b)	9,476	437,033
Constellation Energy Corp.	43,531	2,492,585
Edison International	50,122	3,169,715
Entergy Corp.	27,064	3,048,489
Evergy, Inc.	29,715	1,938,904
Eversource Energy	45,928	3,879,538
FirstEnergy Corp.	72,401	2,779,474
Hawaiian Electric Industries, Inc.	14,402	589,042
IDACORP, Inc.	6,670	706,486
NRG Energy, Inc.	31,489	1,201,935
OGE Energy Corp.	26,567	1,024,424
PG&E Corp. (a)	206,793	2,063,794
Pinnacle West Capital Corp.	15,091	1,103,454
PPL Corp.	98,267	2,665,984
Xcel Energy, Inc.	72,659	5,141,351
		34,204,119
Gas Utilities - 0.5%
Atmos Energy Corp.	18,411	2,063,873
National Fuel Gas Co.	10,696	706,471
UGI Corp.	27,957	1,079,420
		3,849,764
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp. (b)	16,932	602,949
The AES Corp.	73,085	1,535,516
Vistra Corp.	23,954	547,349
		2,685,814
Multi-Utilities - 3.3%
Ameren Corp.	34,308	3,100,071
CenterPoint Energy, Inc.	84,017	2,485,223
CMS Energy Corp.	38,583	2,604,353
Consolidated Edison, Inc.	47,283	4,496,613
DTE Energy Co.	25,704	3,257,982
NiSource, Inc.	54,246	1,599,715
Public Service Enterprise Group, Inc.	66,319	4,196,666
WEC Energy Group, Inc.	42,029	4,229,799
		25,970,422
Water Utilities - 0.6%
American Water Works Co., Inc.	24,218	3,602,912
Essential Utilities, Inc.	30,869	1,415,344
		5,018,256
TOTAL UTILITIES		71,728,375
TOTAL COMMON STOCKS (Cost $720,034,457)		795,202,716

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $99,295)	100,000	98,586

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 1.58% (e)(f) (Cost $23,207,975)	23,205,654	23,207,975

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $743,341,727)	818,509,277
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(21,415,816)
NET ASSETS - 100.0%	797,093,461

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Sep 2022	1,360,800	26,588	26,588

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,586.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	7,288,738	227,818,938	235,107,676	6,354	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	15,227,558	131,480,761	123,500,344	45,131	-	-	23,207,975	0.1%
Total	22,516,296	359,299,699	358,608,020	51,485	-	-	23,207,975

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	28,518,459	28,518,459	-	-
Consumer Discretionary	75,930,828	75,930,828	-	-
Consumer Staples	33,224,659	33,224,659	-	-
Energy	39,643,514	39,643,514	-	-
Financials	142,049,892	142,049,892	-	-
Health Care	58,834,393	58,834,393	-	-
Industrials	114,366,781	114,366,781	-	-
Information Technology	74,574,115	74,574,115	-	-
Materials	59,799,384	59,799,384	-	-
Real Estate	96,532,316	96,532,316	-	-
Utilities	71,728,375	71,728,375	-	-

U.S. Government and Government Agency Obligations	98,586	-	98,586	-

Money Market Funds	23,207,975	23,207,975	-	-
Total Investments in Securities:	818,509,277	818,410,691	98,586	-
Derivative Instruments:

Assets
Futures Contracts	26,588	26,588	-	-
Total Assets	26,588	26,588	-	-
Total Derivative Instruments:	26,588	26,588	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	26,588	0
Total Equity Risk	26,588	0
Total Value of Derivatives	26,588	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2022

Assets
Investment in securities, at value (including securities loaned of $22,181,817) - See accompanying schedule:	$795,301,302
Unaffiliated issuers (cost $720,133,752)
Fidelity Central Funds (cost $23,207,975)	23,207,975

Total Investment in Securities (cost $743,341,727)		$818,509,277
Segregated cash with brokers for derivative instruments		14,331
Receivable for investments sold		4,522,731
Receivable for fund shares sold		1,100,446
Dividends receivable		1,232,875
Distributions receivable from Fidelity Central Funds		7,905
Total assets		825,387,565
Liabilities
Payable to custodian bank	2,000,680
Payable for investments purchased	2,504,509
Payable for fund shares redeemed	525,090
Accrued management fee	34,730
Payable for daily variation margin on futures contracts	21,120
Collateral on securities loaned	23,207,975
Total Liabilities		28,294,104
Net Assets		$797,093,461
Net Assets consist of:
Paid in capital		$719,312,190
Total accumulated earnings (loss)		77,781,271
Net Assets		$797,093,461
Net Asset Value , offering price and redemption price per share ($797,093,461 ÷ 35,848,851 shares)		$22.23

Statement of Operations
		Year ended June 30, 2022
Investment Income
Dividends		$17,111,498
Interest		322
Income from Fidelity Central Funds (including $45,131 from security lending)		51,485
Total Income		17,163,305
Expenses
Management fee	$489,843
Independent trustees' fees and expenses	3,109
Interest	6,774
Total expenses before reductions	499,726
Expense reductions	(85)
Total expenses after reductions		499,641
Net Investment income (loss)		16,663,664
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,345,106
Futures contracts	(735,229)
Total net realized gain (loss)		7,609,877
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(123,471,613)
Futures contracts	(31,776)
Total change in net unrealized appreciation (depreciation)		(123,503,389)
Net gain (loss)		(115,893,512)
Net increase (decrease) in net assets resulting from operations		$(99,229,848)

Statement of Changes in Net Assets

	Year ended June 30, 2022	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,663,664	$10,960,863
Net realized gain (loss)	7,609,877	39,380,778
Change in net unrealized appreciation (depreciation)	(123,503,389)	192,300,018
Net increase (decrease) in net assets resulting from operations	(99,229,848)	242,641,659
Distributions to shareholders	(53,176,354)	(6,765,302)
Share transactions
Proceeds from sales of shares	411,832,421	534,911,151
Reinvestment of distributions	21,077,325	2,379,795
Cost of shares redeemed	(392,096,125)	(114,224,812)
Net increase (decrease) in net assets resulting from share transactions	40,813,621	423,066,134
Total increase (decrease) in net assets	(111,592,581)	658,942,491

Net Assets
Beginning of period	908,686,042	249,743,551
End of period	$797,093,461	$908,686,042

Other Information
Shares
Sold	16,157,682	25,186,598
Issued in reinvestment of distributions	830,362	114,169
Redeemed	(15,833,117)	(4,990,211)
Net increase (decrease)	1,154,927	20,310,556

Fidelity® Mid Cap Value Index Fund

Years ended June 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$26.19	$17.36	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.43	.41	.46
Net realized and unrealized gain (loss)	(2.90)	8.69	(2.97)
Total from investment operations	(2.47)	9.10	(2.51)
Distributions from net investment income	(.39)	(.27)	(.13)
Distributions from net realized gain	(1.11)	-	-
Total distributions	(1.49) D	(.27)	(.13)
Net asset value, end of period	$22.23	$26.19	$17.36
Total Return E,F	(10.08)%	52.83%	(12.65)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05%	.05%	.05% I
Expenses net of all reductions	.05%	.05%	.05% I
Net investment income (loss)	1.70%	1.80%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$797,093	$908,686	$249,744
Portfolio turnover rate J	41%	32%	89% I

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Growth Index Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2022	Past 1 year	Life of Fund A
Fidelity® Small Cap Growth Index Fund	-33.33%	1.49%

A     From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Growth Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Growth Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,900
2019
2020
2021
'22

Period Ending Values

$10,451 Fidelity® Small Cap Growth Index Fund

$10,448 Russell 2000® Growth Index

Fidelity® Small Cap Growth Index Fund
Management's Discussion of Fund Performance
Market Recap:
The S&P 500® index returned -10.62% for the 12 months ending June 30, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. Against this backdrop, the index returned -8.72% in April amid clearer signals of the Fed's intention to tighten monetary policy. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. The S&P 500® gained 0.18% for the month. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Partly in reaction, the S&P 500 returned -8.25% in June and -19.96% since the end of 2021 - its worst first-half result to begin a year since 1970. For the full 12 months, the growth-oriented communication services (-29%) and consumer discretionary (-24%) sectors lagged most. In contrast, energy (+40%) rode a surge in commodity prices and led by a wide margin, followed by defensive sectors, such as utilities (+14%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending June 30, 2022, the fund returned -33.33%, roughly in line with the -33.43% result of the benchmark Russell 2000® Growth Index. By sector, stocks in the health care sector returned roughly -46% and detracted most, followed by information technology, which returned about -32%. Consumer discretionary returned -40% and industrials detracted roughly -18%. Communication services (-47%), especially in the media & entertainment industry (-51%), and financials (-25%) hampered results. Other notable detractors included the materials (-20%), and real estate (-24%) sectors. Consumer staples (-13%) also hurt. Conversely, energy advanced 10% and contributed most. Turning to individual stocks, the biggest individual detractor was Intellia Therapeutics (-68%), from the pharmaceuticals, biotechnology & life sciences segment. Redfin, within the real estate sector, returned -87% and hindered the fund. In software & services, Digital Turbine (-77%) hurt. Other detractors were Fate Therapeutics (-71%) and Arrowhead Pharmaceuticals (-57%), from the pharmaceuticals, biotechnology & life sciences industry. Conversely, the top contributor was Murphy USA (+75%), from the retailing group. In capital goods, Regal Rexnord (+3%) was helpful, and BJ's Wholesale Club (+38%) from the food & staples retailing category also contributed. Biohaven Pharmaceutical Holding, within the pharmaceuticals, biotechnology & life sciences industry, rose 50%, and Southwestern Energy, within the energy sector, gained 23% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Growth Index Fund
Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Shockwave Medical, Inc.	0.6
Chart Industries, Inc.	0.5
Halozyme Therapeutics, Inc.	0.5
SailPoint Technologies Holding, Inc.	0.5
Biohaven Pharmaceutical Holding Co. Ltd.	0.5
Matador Resources Co.	0.5
Intra-Cellular Therapies, Inc.	0.5
EMCOR Group, Inc.	0.5
Murphy U.S.A., Inc.	0.5
First Financial Bankshares, Inc.	0.5
5.1

Market Sectors (% of Fund's net assets)

Health Care	22.7
Information Technology	21.3
Industrials	17.3
Consumer Discretionary	10.4
Energy	6.1
Financials	5.9
Consumer Staples	4.7
Materials	4.4
Real Estate	2.8
Communication Services	2.4
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 4.7%
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Small Cap Growth Index Fund
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	761	31,254
Bandwidth, Inc. (a)	1,105	20,796
Charge Enterprises, Inc. (a)	25,878	123,438
Cogent Communications Group, Inc.	5,619	341,410
Consolidated Communications Holdings, Inc. (a)	1,375	9,625
Globalstar, Inc. (a)	136,594	168,011
IDT Corp. Class B (a)	2,561	64,409
Iridium Communications, Inc. (a)	30,510	1,145,956
Ooma, Inc. (a)	5,637	66,742
Starry Group Holdings, Inc. Class A (a)(b)	5,137	21,164
		1,992,805
Entertainment - 0.2%
Cinemark Holdings, Inc. (a)(b)	20,468	307,429
IMAX Corp. (a)	7,022	118,602
Playstudios, Inc. Class A (a)	9,406	40,258
Redbox Entertainment, Inc. (a)(b)	137	1,014
Reservoir Media, Inc. (a)	4,518	29,457
		496,760
Interactive Media & Services - 0.7%
CarGurus, Inc. Class A (a)	24,575	528,117
Cars.com, Inc. (a)	2,209	20,831
DHI Group, Inc. (a)	8,113	40,322
Eventbrite, Inc. (a)(b)	16,213	166,508
EverQuote, Inc. Class A (a)	4,626	40,894
MediaAlpha, Inc. Class A (a)	5,487	54,047
QuinStreet, Inc. (a)	651	6,549
The Arena Group Holdings, Inc.	1,983	17,847
Vimeo, Inc. (a)	34,682	208,786
Wejo Group Ltd. (a)	5,324	6,336
Yelp, Inc. (a)	16,464	457,205
Ziff Davis, Inc. (a)	2,103	156,737
ZipRecruiter, Inc. (a)	19,236	285,078
		1,989,257
Media - 0.7%
AdTheorent Holding Co., Inc. Class A (a)	3,619	11,183
Boston Omaha Corp. (a)	308	6,360
Entravision Communication Corp. Class A	10,386	47,360
Gambling.com Group Ltd.	2,077	16,346
Gray Television, Inc.	8,930	150,828
Innovid Corp. (a)	4,384	7,277
Integral Ad Science Holding Corp.	3,052	30,306
John Wiley & Sons, Inc. Class A	9,675	462,078
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	1,336	33,600
Liberty Braves Class C (a)	9,944	238,656
Loyalty Ventures, Inc. (a)	1,347	4,809
PubMatic, Inc. (a)(b)	9,228	146,633
Sinclair Broadcast Group, Inc. Class A	10,084	205,714
Stagwell, Inc. (a)(b)	1,265	6,869
TechTarget, Inc. (a)	6,617	434,869
Thryv Holdings, Inc. (a)	1,488	33,316
WideOpenWest, Inc. (a)	7,305	133,024
		1,969,228
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	822	13,308
TOTAL COMMUNICATION SERVICES		6,461,358
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	1,272	9,578
Dorman Products, Inc. (a)	6,250	685,688
Fox Factory Holding Corp. (a)	10,192	820,864
Gentherm, Inc. (a)	7,924	494,537
Holley, Inc. (a)	12,202	128,121
LCI Industries	5,967	667,588
Luminar Technologies, Inc. (a)	57,697	342,143
Patrick Industries, Inc.	531	27,527
Solid Power, Inc. (a)	5,385	28,971
Stoneridge, Inc. (a)	794	13,617
Tenneco, Inc. (a)	19,685	337,795
Visteon Corp. (a)	6,660	689,843
XPEL, Inc. (a)	5,191	238,423
		4,484,695
Automobiles - 0.2%
Canoo, Inc. (a)(b)	26,857	49,685
Faraday Future Intelligent Electric, Inc. (a)(b)	13,015	33,839
Fisker, Inc. (a)(b)	39,408	337,727
Mullen Automotive, Inc. (a)(b)	3,777	3,853
Workhorse Group, Inc. (a)(b)	33,394	86,824
		511,928
Distributors - 0.1%
Funko, Inc. (a)	7,653	170,815
Diversified Consumer Services - 0.9%
Carriage Services, Inc.	3,199	126,840
Chegg, Inc. (a)	29,993	563,269
Coursera, Inc. (a)	27,304	387,171
Duolingo, Inc. (a)	5,654	495,008
European Wax Center, Inc. (b)	4,769	84,030
Nerdy, Inc. Class A (a)	12,982	27,652
OneSpaWorld Holdings Ltd. (a)	15,896	113,974
PowerSchool Holdings, Inc. (b)	3,897	46,959
Rover Group, Inc. Class A (a)	21,243	79,874
Stride, Inc. (a)	9,753	397,825
The Beachbody Co., Inc. (a)	4,147	4,976
Udemy, Inc. (b)	17,365	177,297
Universal Technical Institute, Inc. (a)	7,638	54,459
Vivint Smart Home, Inc. Class A (a)(b)	6,002	20,887
		2,580,221
Hotels, Restaurants & Leisure - 2.7%
Accel Entertainment, Inc. (a)	14,002	148,701
Bloomin' Brands, Inc.	15,392	255,815
Bluegreen Vacations Holding Corp. Class A	223	5,566
Brinker International, Inc. (a)	9,369	206,399
Century Casinos, Inc. (a)	5,308	38,218
Cracker Barrel Old Country Store, Inc.	5,577	465,624
Dave & Buster's Entertainment, Inc. (a)	10,317	338,191
Denny's Corp. (a)	9,913	86,045
Dine Brands Global, Inc.	3,317	215,870
Everi Holdings, Inc. (a)	11,413	186,146
F45 Training Holdings, Inc.	8,824	34,678
First Watch Restaurant Group, Inc.	825	11,897
Full House Resorts, Inc. (a)	2,157	13,115
Golden Entertainment, Inc. (a)	4,926	194,823
Hilton Grand Vacations, Inc. (a)	21,485	767,659
Inspired Entertainment, Inc. (a)	3,575	30,781
International Game Technology PLC	5,389	100,020
Jack in the Box, Inc. (b)	721	40,419
Krispy Kreme, Inc. (b)	4,544	61,798
Kura Sushi U.S.A., Inc. Class A (a)(b)	1,109	54,929
Lindblad Expeditions Holdings (a)	527	4,269
Monarch Casino & Resort, Inc. (a)	3,199	187,685
NeoGames SA (a)	3,257	43,676
Noodles & Co. (a)	9,486	44,584
Papa John's International, Inc.	5,700	476,064
Portillo's, Inc. (b)	4,795	78,398
RCI Hospitality Holdings, Inc.	1,980	95,753
Red Rock Resorts, Inc.	5,738	191,420
Rush Street Interactive, Inc. (a)(b)	14,923	69,690
Ruth's Hospitality Group, Inc.	7,726	125,625
SeaWorld Entertainment, Inc. (a)(b)	5,486	242,371
Shake Shack, Inc. Class A (a)	9,060	357,689
Sonder Holdings, Inc. (a)	9,960	10,358
Sweetgreen, Inc. Class A (b)	3,237	37,711
Target Hospitality Corp. (a)	7,177	40,981
Texas Roadhouse, Inc. Class A	16,435	1,203,042
The Cheesecake Factory, Inc. (b)	11,935	315,323
The ONE Group Hospitality, Inc. (a)	5,335	39,319
Wingstop, Inc. (b)	7,201	538,419
Xponential Fitness, Inc.	1,278	16,052
		7,375,123
Household Durables - 1.5%
Aterian, Inc. (a)	1,313	2,836
Cavco Industries, Inc. (a)	2,199	430,982
Century Communities, Inc.	559	25,138
Dream Finders Homes, Inc. (a)	4,983	53,019
Green Brick Partners, Inc. (a)	1,862	36,439
Helen of Troy Ltd. (a)	5,687	923,626
Hovnanian Enterprises, Inc. Class A (a)	1,252	53,573
Installed Building Products, Inc.	5,819	483,908
iRobot Corp. (a)(b)	5,674	208,520
KB Home	3,484	99,155
LGI Homes, Inc. (a)	346	30,067
Lovesac (a)	3,402	93,555
M.D.C. Holdings, Inc.	3,656	118,125
M/I Homes, Inc. (a)	857	33,989
Meritage Homes Corp. (a)	570	41,325
Purple Innovation, Inc. (a)(b)	1,004	3,072
Skyline Champion Corp. (a)	12,841	608,920
Sonos, Inc. (a)(b)	30,750	554,730
Taylor Morrison Home Corp. (a)	3,394	79,284
TRI Pointe Homes, Inc. (a)	1,916	32,323
Vizio Holding Corp. (a)(b)	16,239	110,750
Vuzix Corp. (a)(b)	12,580	89,318
		4,112,654
Internet & Direct Marketing Retail - 0.4%
a.k.a. Brands Holding Corp. (b)	580	1,601
CarParts.com, Inc. (a)	12,279	85,216
Duluth Holdings, Inc. (a)(b)	1,289	12,297
Groupon, Inc. (a)(b)	485	5,481
Liquidity Services, Inc. (a)	3,043	40,898
Lulu's Fashion Lounge Holdings, Inc. (b)	1,373	14,897
PetMed Express, Inc.	3,963	78,864
Quotient Technology, Inc. (a)	2,549	7,571
Rent the Runway, Inc. Class A (b)	11,161	34,264
Revolve Group, Inc. (a)	9,879	255,965
Shutterstock, Inc.	5,852	335,378
Stitch Fix, Inc. (a)	7,869	38,873
The RealReal, Inc. (a)	3,944	9,821
thredUP, Inc. (a)	2,212	5,530
Vivid Seats, Inc. Class A	1,490	11,130
Xometry, Inc. (b)	8,126	275,715
		1,213,501
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,269	94,572
Clarus Corp.	6,036	114,629
Latham Group, Inc. (a)	10,489	72,689
Malibu Boats, Inc. Class A (a)	4,997	263,392
Marine Products Corp.	1,784	16,966
MasterCraft Boat Holdings, Inc. (a)	4,342	91,399
Smith & Wesson Brands, Inc.	839	11,016
Sturm, Ruger & Co., Inc.	3,740	238,051
Vinco Ventures, Inc. (a)(b)	25,275	34,880
		937,594
Multiline Retail - 0.2%
Dillard's, Inc. Class A	1,032	227,628
Franchise Group, Inc.	6,197	217,329
		444,957
Specialty Retail - 1.6%
Arko Corp.	19,991	163,127
Asbury Automotive Group, Inc. (a)	1,536	260,106
Bed Bath & Beyond, Inc. (a)(b)	13,796	68,566
Boot Barn Holdings, Inc. (a)	7,114	490,226
Build-A-Bear Workshop, Inc.	2,463	40,442
Caleres, Inc.	8,704	228,393
Camping World Holdings, Inc. (b)	9,320	201,219
Chico's FAS, Inc. (a)	21,140	105,066
Citi Trends, Inc. (a)(b)	130	3,075
Designer Brands, Inc. Class A	10,061	131,397
Destination XL Group, Inc. (a)	7,647	25,923
EVgo, Inc. Class A (a)	1,969	11,834
Guess?, Inc. (b)	8,317	141,805
Hibbett, Inc. (b)	2,454	107,264
MarineMax, Inc. (a)	419	15,134
Murphy U.S.A., Inc.	5,354	1,246,786
National Vision Holdings, Inc. (a)	1,220	33,550
OneWater Marine, Inc. Class A	222	7,337
Party City Holdco, Inc. (a)(b)	9,864	13,020
Rent-A-Center, Inc.	12,770	248,377
Sally Beauty Holdings, Inc. (a)	23,617	281,515
Sleep Number Corp. (a)(b)	2,327	72,021
The Buckle, Inc.	6,768	187,406
The Children's Place, Inc. (a)(b)	2,073	80,681
Torrid Holdings, Inc. (b)	2,033	8,783
Warby Parker, Inc. (a)	20,140	226,776
		4,399,829
Textiles, Apparel & Luxury Goods - 0.9%
Allbirds, Inc. Class A	6,015	23,639
Crocs, Inc. (a)	14,611	711,117
Ermenegildo Zegna Holditalia SpA	2,377	25,077
Kontoor Brands, Inc.	13,489	450,128
Oxford Industries, Inc.	2,556	226,819
Rocky Brands, Inc.	61	2,085
Steven Madden Ltd.	18,886	608,318
Wolverine World Wide, Inc.	19,097	384,996
		2,432,179
TOTAL CONSUMER DISCRETIONARY		28,663,496
CONSUMER STAPLES - 4.7%
Beverages - 0.9%
Celsius Holdings, Inc. (a)	13,163	859,017
Coca-Cola Bottling Co. Consolidated	1,126	634,951
Duckhorn Portfolio, Inc. (a)	8,912	187,687
MGP Ingredients, Inc. (b)	3,365	336,803
National Beverage Corp. (b)	5,640	276,022
The Vita Coco Co., Inc. (b)	6,657	65,172
Vintage Wine Estates, Inc. (a)	986	7,750
		2,367,402
Food & Staples Retailing - 0.4%
Chefs' Warehouse Holdings (a)	5,742	223,306
Natural Grocers by Vitamin Cottage, Inc.	1,787	28,503
PriceSmart, Inc.	3,693	264,530
Rite Aid Corp. (a)(b)	6,127	41,296
Sprouts Farmers Market LLC (a)	26,238	664,346
United Natural Foods, Inc. (a)	975	38,415
		1,260,396
Food Products - 1.7%
Benson Hill, Inc. (a)	19,855	54,403
Beyond Meat, Inc. (a)	14,823	354,863
BRC, Inc. Class A (a)(b)	6,160	50,266
Cal-Maine Foods, Inc.	8,359	413,018
Calavo Growers, Inc.	4,093	170,760
J&J Snack Foods Corp.	3,624	506,128
John B. Sanfilippo & Son, Inc.	1,259	91,265
Lancaster Colony Corp.	3,937	507,007
Local Bounti Corp. (a)(b)	4,312	13,712
Mission Produce, Inc. (a)	909	12,953
Sanderson Farms, Inc.	4,402	948,763
Sovos Brands, Inc. (b)	4,847	76,922
SunOpta, Inc. (a)	22,047	171,526
Tattooed Chef, Inc. (a)(b)	11,318	71,303
The Simply Good Foods Co. (a)	21,695	819,420
Tootsie Roll Industries, Inc.	3,019	106,722
Utz Brands, Inc. Class A	13,973	193,107
Vital Farms, Inc. (a)	7,156	62,615
		4,624,753
Household Products - 0.5%
Central Garden & Pet Co. (a)	474	20,107
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,803	152,158
Energizer Holdings, Inc.	15,990	453,317
WD-40 Co. (b)	3,274	659,253
		1,284,835
Personal Products - 1.1%
BellRing Brands, Inc. (a)	27,965	696,049
elf Beauty, Inc. (a)	11,611	356,225
Herbalife Nutrition Ltd. (a)	15,728	321,638
Inter Parfums, Inc.	4,282	312,843
MediFast, Inc.	2,737	494,056
Nu Skin Enterprises, Inc. Class A	4,895	211,954
The Beauty Health Co. (a)(b)	21,303	273,957
Thorne HealthTech, Inc. (b)	3,338	16,156
USANA Health Sciences, Inc. (a)	2,609	188,787
Veru, Inc. (a)(b)	15,624	176,551
		3,048,216
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	38,710	82,452
Turning Point Brands, Inc.	3,685	99,974
Vector Group Ltd.	4,768	50,064
		232,490
TOTAL CONSUMER STAPLES		12,818,092
ENERGY - 6.1%
Energy Equipment & Services - 1.8%
Borr Drilling Ltd. (a)(b)	14,327	66,047
Cactus, Inc.	14,123	568,733
Championx Corp.	49,185	976,322
DMC Global, Inc. (a)	1,124	20,266
Liberty Oilfield Services, Inc. Class A (a)	34,159	435,869
Nabors Industries Ltd. (a)	1,897	254,008
Nextier Oilfield Solutions, Inc. (a)	41,931	398,764
Noble Corp. (a)(b)	1,586	40,205
Oceaneering International, Inc. (a)	21,730	232,076
Patterson-UTI Energy, Inc.	34,661	546,257
RPC, Inc. (a)	17,154	118,534
Solaris Oilfield Infrastructure, Inc. Class A	7,511	81,720
TETRA Technologies, Inc. (a)	29,677	120,489
U.S. Silica Holdings, Inc. (a)	2,569	29,338
Valaris Ltd. (a)	14,552	614,676
Weatherford International PLC (a)	16,881	357,371
		4,860,675
Oil, Gas & Consumable Fuels - 4.3%
Amplify Energy Corp. (a)	6,491	42,451
Arch Resources, Inc. (b)	3,651	522,422
Archaea Energy, Inc. (a)	4,684	72,743
Battalion Oil Corp. (a)	487	4,154
Berry Corp.	3,034	23,119
Brigham Minerals, Inc. Class A	12,317	303,368
Callon Petroleum Co. (a)	9,846	385,963
Centennial Resource Development, Inc. Class A (a)	6,559	39,223
CNX Resources Corp. (a)	2,228	36,673
Comstock Resources, Inc. (a)	21,997	265,724
CONSOL Energy, Inc. (a)	7,744	382,399
Crescent Energy, Inc. Class A (b)	7,707	96,183
CVR Energy, Inc.	7,045	236,008
Delek U.S. Holdings, Inc.	16,841	435,171
Denbury, Inc. (a)	12,180	730,678
Earthstone Energy, Inc. (a)(b)	10,407	142,056
Empire Petroleum Corp. (a)	1,568	18,612
Energy Fuels, Inc. (a)(b)	31,038	152,397
Equitrans Midstream Corp.	23,520	149,587
Golar LNG Ltd. (a)	1,351	30,735
Gulfport Energy Corp. (a)	2,830	225,013
HighPeak Energy, Inc.	1,553	39,788
Kinetik Holdings, Inc.	418	14,271
Kosmos Energy Ltd. (a)	108,178	669,622
Laredo Petroleum, Inc. (a)	4,099	282,585
Magnolia Oil & Gas Corp. Class A	40,074	841,153
Matador Resources Co.	27,044	1,259,980
Murphy Oil Corp.	15,458	466,677
Nextdecade Corp. (a)	6,240	27,706
Northern Oil & Gas, Inc.	13,349	337,196
Oasis Petroleum, Inc.	4,716	573,701
Par Pacific Holdings, Inc. (a)	11,718	182,684
PBF Energy, Inc. Class A (a)	5,236	151,949
Ranger Oil Corp. (a)	5,088	167,243
Riley Exploration Permian, Inc.	1,595	38,567
Ring Energy, Inc. (a)	8,033	21,368
SandRidge Energy, Inc. (a)	7,553	118,356
SilverBow Resources, Inc. (a)	2,826	80,145
Sitio Royalties Corp. (b)	2,923	67,755
SM Energy Co.	29,060	993,561
Talos Energy, Inc. (a)	15,843	245,091
Tellurian, Inc. (a)(b)	122,899	366,239
Ur-Energy, Inc. (a)	44,860	47,552
Uranium Energy Corp. (a)(b)	67,333	207,386
VAALCO Energy, Inc. (b)	14,045	97,472
Vertex Energy, Inc. (a)	11,472	120,685
W&T Offshore, Inc. (a)	18,789	81,168
Whiting Petroleum Corp.	2,270	154,428
		11,949,007
TOTAL ENERGY		16,809,682
FINANCIALS - 5.9%
Banks - 1.8%
BancFirst Corp.	2,739	262,150
Bancorp, Inc., Delaware (a)	7,921	154,618
BayCom Corp.	63	1,303
Cadence Bank	2,921	68,585
Coastal Financial Corp. of Washington (a)	2,519	96,024
Eastern Bankshares, Inc.	7,716	142,437
Esquire Financial Holdings, Inc.	1,328	44,222
Farmers & Merchants Bancorp, Inc.	821	27,249
First Bancorp, Puerto Rico	3,626	46,812
First Financial Bankshares, Inc.	31,299	1,229,112
First Guaranty Bancshares, Inc.	34	827
Five Star Bancorp	986	26,050
Glacier Bancorp, Inc.	3,569	169,242
HomeTrust Bancshares, Inc.	301	7,525
Lakeland Financial Corp.	5,326	353,753
Live Oak Bancshares, Inc.	6,302	213,575
Meta Financial Group, Inc.	2,038	78,809
Metrocity Bankshares, Inc.	855	17,365
Metropolitan Bank Holding Corp. (a)	205	14,231
National Bank Holdings Corp.	383	14,657
Nicolet Bankshares, Inc. (a)	257	18,591
Professional Holdings Corp. (A Shares) (a)	155	3,108
ServisFirst Bancshares, Inc.	12,019	948,539
Silvergate Capital Corp. (a)	5,997	321,019
Stock Yards Bancorp, Inc.	5,716	341,931
The Bank of NT Butterfield & Son Ltd.	712	22,207
Third Coast Bancshares, Inc.	43	942
Triumph Bancorp, Inc. (a)	2,166	135,505
Veritex Holdings, Inc.	1,966	57,525
West Bancorp., Inc.	460	11,196
Westamerica Bancorp.	1,443	80,317
		4,909,426
Capital Markets - 2.2%
Artisan Partners Asset Management, Inc.	9,618	342,112
B. Riley Financial, Inc.	4,968	209,898
Blucora, Inc. (a)	11,213	206,992
BrightSphere Investment Group, Inc.	7,059	127,133
Cohen & Steers, Inc. (b)	6,078	386,500
Diamond Hill Investment Group, Inc.	695	120,680
Donnelley Financial Solutions, Inc. (a)	448	13,122
Federated Hermes, Inc.	21,028	668,480
Focus Financial Partners, Inc. Class A (a)	14,018	477,453
GAMCO Investors, Inc. Class A	831	17,368
GCM Grosvenor, Inc. Class A	9,272	63,513
Hamilton Lane, Inc. Class A	8,539	573,650
Houlihan Lokey	12,255	967,287
Manning & Napier, Inc. Class A	1,340	16,710
MarketWise, Inc. Class A (a)	868	3,125
Moelis & Co. Class A	7,867	309,566
Open Lending Corp. (a)	25,691	262,819
Perella Weinberg Partners Class A	10,432	60,819
PJT Partners, Inc.	5,760	404,813
Pzena Investment Management, Inc.	3,897	25,681
Sculptor Capital Management, Inc. Class A	3,356	28,023
Silvercrest Asset Management Group Class A	2,077	34,084
StepStone Group, Inc. Class A	12,756	332,039
StoneX Group, Inc. (a)	289	22,562
Value Line, Inc.	180	11,889
Victory Capital Holdings, Inc.	1,236	29,788
Virtus Investment Partners, Inc.	205	35,059
WisdomTree Investments, Inc. (b)	32,130	162,899
		5,914,064
Consumer Finance - 0.3%
Atlanticus Holdings Corp. (a)(b)	708	24,900
CURO Group Holdings Corp.	3,959	21,893
FirstCash Holdings, Inc.	4,598	319,607
Green Dot Corp. Class A (a)	1,266	31,789
LendingClub Corp. (a)	1,481	17,313
LendingTree, Inc. (a)	2,529	110,821
MoneyLion, Inc. (a)	2,349	3,101
NerdWallet, Inc.	6,099	48,365
PROG Holdings, Inc. (a)	2,072	34,188
World Acceptance Corp. (a)	679	76,211
		688,188
Insurance - 1.4%
BRP Group, Inc. (a)	14,149	341,698
eHealth, Inc. (a)	1,595	14,881
Goosehead Insurance (b)	4,071	185,923
HCI Group, Inc.	1,745	118,241
Investors Title Co.	44	6,903
Kinsale Capital Group, Inc.	5,206	1,195,506
Palomar Holdings, Inc. (a)	5,891	379,380
RLI Corp.	9,385	1,094,197
Siriuspoint Ltd. (a)	1,201	6,509
Trupanion, Inc. (a)(b)	9,391	565,902
Universal Insurance Holdings, Inc.	913	11,896
		3,921,036
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,417	53,648
PennyMac Mortgage Investment Trust	4,554	62,982
		116,630
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	1,494	53,560
Bridgewater Bancshares, Inc. (a)	795	12,831
Columbia Financial, Inc. (a)	2,596	56,619
Greene County Bancorp, Inc.	764	34,602
Hingham Institution for Savings	20	5,675
NMI Holdings, Inc. (a)	1,618	26,940
Walker & Dunlop, Inc.	5,152	496,344
		686,571
TOTAL FINANCIALS		16,235,915
HEALTH CARE - 22.7%
Biotechnology - 8.4%
Aadi Bioscience, Inc. (a)(b)	3,406	41,962
ACADIA Pharmaceuticals, Inc. (a)	28,838	406,327
ADMA Biologics, Inc. (a)	19,565	38,739
Affimed NV (a)	32,366	89,654
Agenus, Inc. (a)	64,500	125,130
Akero Therapeutics, Inc. (a)	407	3,846
Albireo Pharma, Inc. (a)(b)	4,148	82,379
Alector, Inc. (a)	14,946	151,851
Alkermes PLC (a)	39,041	1,163,031
Alpine Immune Sciences, Inc. (a)	1,665	14,169
Amicus Therapeutics, Inc. (a)	66,121	710,140
Anavex Life Sciences Corp. (a)(b)	16,305	163,213
Apellis Pharmaceuticals, Inc. (a)	21,810	986,248
Arbutus Biopharma Corp. (a)	13,686	37,089
Arcturus Therapeutics Holdings, Inc. (a)	5,160	81,218
Arcutis Biotherapeutics, Inc. (a)	8,256	175,935
Arrowhead Pharmaceuticals, Inc. (a)	24,728	870,673
Atara Biotherapeutics, Inc. (a)(b)	2,143	16,694
Aura Biosciences, Inc. (b)	4,293	60,832
Aurinia Pharmaceuticals, Inc. (a)	32,232	323,932
Avid Bioservices, Inc. (a)	14,769	225,375
Beam Therapeutics, Inc. (a)(b)	15,309	592,611
BioCryst Pharmaceuticals, Inc. (a)	30,741	325,240
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,272	1,351,023
Blueprint Medicines Corp. (a)	14,342	724,414
BridgeBio Pharma, Inc. (a)(b)	15,708	142,629
CareDx, Inc. (a)	12,312	264,462
Catalyst Pharmaceutical Partners, Inc. (a)	22,941	160,816
Celldex Therapeutics, Inc. (a)	2,330	62,817
Celularity, Inc. Class A (a)	3,523	11,978
Cerevel Therapeutics Holdings (a)(b)	13,046	344,936
ChemoCentryx, Inc. (a)	11,177	276,966
Chimerix, Inc. (a)	13,910	28,933
Chinook Therapeutics, Inc. rights (a)(c)	985	0
Coherus BioSciences, Inc. (a)	17,674	127,960
Crinetics Pharmaceuticals, Inc. (a)	1,687	31,463
CTI BioPharma Corp. (a)	4,177	24,937
Cytokinetics, Inc. (a)	17,760	697,790
Deciphera Pharmaceuticals, Inc. (a)(b)	3,169	41,672
Denali Therapeutics, Inc. (a)	23,637	695,637
Dynavax Technologies Corp. (a)(b)	28,450	358,186
Eagle Pharmaceuticals, Inc. (a)	2,440	108,409
Eiger Biopharmaceuticals, Inc. (a)	8,631	54,375
Enanta Pharmaceuticals, Inc. (a)	441	20,846
Fate Therapeutics, Inc. (a)(b)	20,026	496,244
FibroGen, Inc. (a)	18,575	196,152
Foghorn Therapeutics, Inc. (a)(b)	4,821	65,566
Gelesis Holdings, Inc. Class A (a)(b)	286	443
Geron Corp. (a)	58,375	90,481
Global Blood Therapeutics, Inc. (a)	14,981	478,643
Gossamer Bio, Inc. (a)	14,953	125,157
GreenLight Biosciences Holdings PBC Class A (a)	3,215	7,105
Halozyme Therapeutics, Inc. (a)	32,529	1,431,276
Heron Therapeutics, Inc. (a)(b)	24,740	69,025
HilleVax, Inc.	609	6,656
Humacyte, Inc. Class A (a)	4,072	13,071
IGM Biosciences, Inc. (a)(b)	1,846	33,283
Imago BioSciences, Inc. (b)	3,639	48,726
ImmunityBio, Inc. (a)(b)	15,074	56,075
ImmunoGen, Inc. (a)	25,350	114,075
Inhibrx, Inc. (a)(b)	7,016	79,632
Insmed, Inc. (a)	28,632	564,623
Intellia Therapeutics, Inc. (a)(b)	11,875	614,650
Intercept Pharmaceuticals, Inc. (a)(b)	5,894	81,396
Ironwood Pharmaceuticals, Inc. Class A (a)	32,657	376,535
Iveric Bio, Inc. (a)	27,930	268,687
Karuna Therapeutics, Inc. (a)	6,284	794,989
Karyopharm Therapeutics, Inc. (a)(b)	18,353	82,772
Keros Therapeutics, Inc. (a)	3,799	104,966
Kiniksa Pharmaceuticals Ltd. (a)	6,942	67,268
Krystal Biotech, Inc. (a)	1,664	109,258
Lexicon Pharmaceuticals, Inc. (a)	6,097	11,340
Ligand Pharmaceuticals, Inc. Class B (a)	430	38,365
Madrigal Pharmaceuticals, Inc. (a)	3,043	217,818
MannKind Corp. (a)(b)	6,248	23,805
MeiraGTx Holdings PLC (a)	574	4,345
Mirum Pharmaceuticals, Inc. (a)	3,672	71,457
Morphic Holding, Inc. (a)	5,289	114,771
Ocugen, Inc. (a)(b)	51,131	116,067
Organogenesis Holdings, Inc. Class A (a)	16,713	81,559
Outlook Therapeutics, Inc. (a)(b)	28,422	28,990
PepGen, Inc.	325	3,227
Point Biopharma Global, Inc. (a)(b)	16,635	113,284
Praxis Precision Medicines, Inc. (a)	675	1,654
Precigen, Inc. (a)(b)	19,945	26,726
Prometheus Biosciences, Inc. (a)	7,027	198,372
Prothena Corp. PLC (a)	8,595	233,354
PTC Therapeutics, Inc. (a)	12,696	508,602
Radius Health, Inc. (a)	11,240	116,559
Rallybio Corp. (a)	2,857	21,570
RAPT Therapeutics, Inc. (a)(b)	4,383	79,990
Recursion Pharmaceuticals, Inc. (a)(b)	3,163	25,747
Relay Therapeutics, Inc. (a)(b)	1,517	25,410
Revolution Medicines, Inc. (a)	2,170	42,293
Rigel Pharmaceuticals, Inc. (a)	41,015	46,347
Sangamo Therapeutics, Inc. (a)	1,587	6,570
Seres Therapeutics, Inc. (a)	16,824	57,706
Sierra Oncology, Inc. (a)	3,509	192,960
Sorrento Therapeutics, Inc. (a)(b)	14,650	29,447
Springworks Therapeutics, Inc. (a)(b)	1,605	39,515
Syndax Pharmaceuticals, Inc. (a)	2,930	56,373
TG Therapeutics, Inc. (a)(b)	32,230	136,978
Travere Therapeutics, Inc. (a)	13,162	318,915
Turning Point Therapeutics, Inc. (a)	1,282	96,471
Twist Bioscience Corp. (a)(b)	9,396	328,484
Vaxart, Inc. (a)(b)	5,934	20,769
Vaxcyte, Inc. (a)	12,550	273,088
Vera Therapeutics, Inc. (a)(b)	2,956	40,231
Vericel Corp. (a)	11,365	286,171
Verve Therapeutics, Inc. (b)	1,291	19,726
Viridian Therapeutics, Inc. (a)	4,396	50,862
VistaGen Therapeutics, Inc. (a)	38,218	33,632
Y-mAbs Therapeutics, Inc. (a)(b)	8,884	134,415
Zentalis Pharmaceuticals, Inc. (a)(b)	8,743	245,678
		23,112,934
Health Care Equipment & Supplies - 6.2%
Alphatec Holdings, Inc. (a)	15,109	98,813
Artivion, Inc. (a)	7,790	147,075
Atricure, Inc. (a)	7,160	292,558
Atrion Corp.	323	203,122
AxoGen, Inc. (a)	9,757	79,910
Axonics Modulation Technologies, Inc. (a)	11,304	640,598
BioLife Solutions, Inc. (a)	695	9,598
Cardiovascular Systems, Inc. (a)	5,014	72,001
Cerus Corp. (a)	41,395	218,980
CONMED Corp.	6,777	648,966
CryoPort, Inc. (a)(b)	8,800	272,624
Cutera, Inc. (a)(b)	3,968	148,800
Embecta Corp. (a)	11,865	300,422
Figs, Inc. Class A (a)	26,219	238,855
Glaukos Corp. (a)	10,971	498,303
Haemonetics Corp. (a)	12,153	792,133
Heska Corp. (a)	2,312	218,507
Inari Medical, Inc. (a)(b)	10,574	718,926
Inogen, Inc. (a)	225	5,441
IRadimed Corp.	1,689	57,325
iRhythm Technologies, Inc. (a)	7,147	772,090
Lantheus Holdings, Inc. (a)	16,365	1,080,581
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc. (b)	4,668	212,627
LivaNova PLC (a)	9,806	612,581
Meridian Bioscience, Inc. (a)	10,253	311,896
Merit Medical Systems, Inc. (a)	11,536	626,059
Mesa Laboratories, Inc.	1,205	245,748
Nano-X Imaging Ltd. (a)(b)	856	9,673
Natus Medical, Inc. (a)	4,535	148,612
Neogen Corp. (a)	23,807	573,511
Nevro Corp. (a)	8,391	367,778
NuVasive, Inc. (a)	12,532	616,073
Omnicell, Inc. (a)	10,534	1,198,243
OrthoPediatrics Corp. (a)(b)	3,447	148,738
Outset Medical, Inc. (a)	11,503	170,935
Owlet, Inc. (a)	3,796	6,453
Paragon 28, Inc. (b)	11,022	174,919
PROCEPT BioRobotics Corp.	6,170	201,697
Pulmonx Corp. (a)	8,237	121,249
RxSight, Inc.	4,503	63,402
Senseonics Holdings, Inc. (a)(b)	109,246	112,523
Shockwave Medical, Inc. (a)(b)	8,549	1,634,304
SI-BONE, Inc. (a)	8,106	106,999
Sight Sciences, Inc. (b)	503	4,522
Silk Road Medical, Inc. (a)(b)	8,331	303,165
Staar Surgical Co. (a)	11,547	819,029
SurModics, Inc. (a)	3,178	118,317
Tactile Systems Technology, Inc. (a)	1,581	11,541
Tenon Medical, Inc.	633	1,431
TransMedics Group, Inc. (a)(b)	6,476	203,670
Treace Medical Concepts, Inc. (a)	8,015	114,935
UFP Technologies, Inc. (a)	1,613	128,346
Utah Medical Products, Inc.	706	60,645
Vicarious Surgical, Inc. (a)	12,975	38,147
ViewRay, Inc. (a)	31,284	82,903
Zynex, Inc.	5,446	43,459
		17,109,758
Health Care Providers & Services - 4.1%
23andMe Holding Co. Class A (a)(b)	17,606	43,663
Addus HomeCare Corp. (a)	1,456	121,256
Agiliti, Inc. (a)(b)	6,508	133,479
AirSculpt Technologies, Inc. (a)(b)	3,150	18,680
Alignment Healthcare, Inc. (a)(b)	20,194	230,414
AMN Healthcare Services, Inc. (a)	10,728	1,176,969
Apollo Medical Holdings, Inc. (a)(b)	9,365	361,395
Cano Health, Inc. (a)	38,968	170,680
Clover Health Investments Corp. (a)	92,334	197,595
Corvel Corp. (a)	2,132	313,980
Cross Country Healthcare, Inc. (a)	1,187	24,725
DocGo, Inc. Class A (a)	19,246	137,416
Hanger, Inc. (a)	8,942	128,049
HealthEquity, Inc. (a)	19,895	1,221,354
Hims & Hers Health, Inc. (a)	24,918	112,879
Innovage Holding Corp. (a)(b)	459	2,010
LHC Group, Inc. (a)	7,163	1,115,566
LifeStance Health Group, Inc.	1,210	6,728
Modivcare, Inc. (a)	944	79,768
National Research Corp. Class A	3,370	129,004
Option Care Health, Inc. (a)	34,515	959,172
Owens & Minor, Inc.	2,024	63,655
P3 Health Partners, Inc. Class A (a)	3,457	12,860
Patterson Companies, Inc.	16,365	495,860
Pennant Group, Inc. (a)	6,277	80,408
PetIQ, Inc. Class A (a)	5,236	87,912
Privia Health Group, Inc. (a)(b)	10,422	303,489
Progyny, Inc. (a)	18,076	525,108
R1 Rcm, Inc. (a)	32,472	680,613
RadNet, Inc. (a)	11,648	201,277
Select Medical Holdings Corp.	21,945	518,341
Surgery Partners, Inc. (a)	8,466	244,837
The Ensign Group, Inc.	12,897	947,543
The Joint Corp. (a)	3,490	53,432
The Oncology Institute, Inc. (a)(b)	4,385	22,188
U.S. Physical Therapy, Inc.	3,057	333,824
		11,256,129
Health Care Technology - 1.0%
Babylon Holdings Ltd. Class A (a)	24,846	24,294
Evolent Health, Inc. (a)	19,661	603,789
HealthStream, Inc. (a)	156	3,387
Inspire Medical Systems, Inc. (a)	6,538	1,194,296
Nextgen Healthcare, Inc. (a)	6,377	111,215
Nutex Health, Inc. (a)	9,236	29,786
OptimizeRx Corp. (a)	4,356	119,311
Phreesia, Inc. (a)	5,677	141,982
Schrodinger, Inc. (a)	13,031	344,149
Simulations Plus, Inc. (b)	3,737	184,346
		2,756,555
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)	21,407	227,985
Adaptive Biotechnologies Corp. (a)	1,650	13,349
Akoya Biosciences, Inc. (a)(b)	3,754	48,239
Codexis, Inc. (a)	14,860	155,436
Cytek Biosciences, Inc. (b)	27,510	295,182
Medpace Holdings, Inc. (a)	6,637	993,360
Nanostring Technologies, Inc. (a)	10,131	128,664
Quanterix Corp. (a)	1,195	19,347
Science 37 Holdings, Inc. (a)	13,499	27,133
SomaLogic, Inc. Class A (a)	4,890	22,103
		1,930,798
Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc. (a)(b)	14,381	200,759
Aerie Pharmaceuticals, Inc. (a)(b)	9,436	70,770
Amneal Pharmaceuticals, Inc. (a)	24,172	76,867
Amphastar Pharmaceuticals, Inc. (a)	9,147	318,224
Amylyx Pharmaceuticals, Inc. (b)	527	10,150
AN2 Therapeutics, Inc. (b)	175	1,356
Arvinas Holding Co. LLC (a)	11,687	491,906
Axsome Therapeutics, Inc. (a)(b)	6,862	262,815
Cassava Sciences, Inc. (a)(b)	9,146	257,186
Collegium Pharmaceutical, Inc. (a)	8,166	144,702
Corcept Therapeutics, Inc. (a)(b)	20,412	485,397
Esperion Therapeutics, Inc. (a)(b)	15,122	96,176
Evolus, Inc. (a)(b)	8,528	98,925
Eyepoint Pharmaceuticals, Inc. (a)(b)	2,729	21,477
Harmony Biosciences Holdings, Inc. (a)(b)	6,324	308,421
Innoviva, Inc. (a)	15,035	221,917
Intra-Cellular Therapies, Inc. (a)	21,972	1,254,162
Liquidia Technologies, Inc. (a)	7,297	31,815
NGM Biopharmaceuticals, Inc. (a)(b)	5,566	71,356
Ocular Therapeutix, Inc. (a)	18,627	74,881
Pacira Biosciences, Inc. (a)	10,782	628,591
Phathom Pharmaceuticals, Inc. (a)(b)	5,475	46,209
Phibro Animal Health Corp. Class A	4,465	85,415
Provention Bio, Inc. (a)	11,355	45,420
Reata Pharmaceuticals, Inc. (a)(b)	5,475	166,385
Relmada Therapeutics, Inc. (a)	4,663	88,550
Revance Therapeutics, Inc. (a)	16,903	233,599
SIGA Technologies, Inc.	11,250	130,275
Theravance Biopharma, Inc. (a)	13,670	123,850
Tricida, Inc. (a)	1,403	13,581
Ventyx Biosciences, Inc. (b)	5,196	63,547
Xeris Biopharma Holdings, Inc. (a)	31,752	48,898
		6,173,582
TOTAL HEALTH CARE		62,339,756
INDUSTRIALS - 17.3%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings, Inc. (a)	14,270	579,362
AeroVironment, Inc. (a)	5,570	457,854
Cadre Holdings, Inc.	3,887	76,457
Momentus, Inc. Class A (a)(b)	4,738	10,234
Moog, Inc. Class A	1,092	86,694
Redwire Corp. (a)	748	2,274
Rocket Lab U.S.A., Inc. Class A (a)	51,373	194,704
Virgin Galactic Holdings, Inc. (a)	26,515	159,620
		1,567,199
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	5,302	152,326
Forward Air Corp.	6,475	595,441
Radiant Logistics, Inc. (a)	2,226	16,517
		764,284
Airlines - 0.2%
Allegiant Travel Co. (a)	1,587	179,474
Frontier Group Holdings, Inc. (a)	8,582	80,413
Joby Aviation, Inc. (a)	54,778	268,960
Sun Country Airlines Holdings, Inc. (a)	7,839	143,767
		672,614
Building Products - 2.0%
AAON, Inc.	10,483	574,049
American Woodmark Corp. (a)	180	8,102
Apogee Enterprises, Inc.	5,299	207,827
Cornerstone Building Brands, Inc. (a)	13,048	319,546
CSW Industrials, Inc.	3,523	362,975
Griffon Corp.	5,559	155,819
Insteel Industries, Inc.	4,444	149,629
Janus International Group, Inc. (a)	19,404	175,218
Jeld-Wen Holding, Inc. (a)	7,708	112,460
Masonite International Corp. (a)	5,415	416,034
PGT Innovations, Inc. (a)	14,049	233,775
Simpson Manufacturing Co. Ltd.	10,406	1,046,948
UFP Industries, Inc.	12,818	873,419
Zurn Water Solutions Corp.	29,656	807,829
		5,443,630
Commercial Services & Supplies - 1.3%
ACV Auctions, Inc. Class A (a)	13,594	88,905
Aris Water Solution, Inc. Class A (b)	5,321	88,754
Brady Corp. Class A	8,775	414,531
Casella Waste Systems, Inc. Class A (a)	11,984	870,997
Cimpress PLC (a)	4,190	162,991
Healthcare Services Group, Inc.	8,644	150,492
HNI Corp.	10,150	352,104
Interface, Inc.	11,332	142,103
Li-Cycle Holdings Corp. (a)	12,313	84,713
Montrose Environmental Group, Inc. (a)(b)	6,644	224,301
Pitney Bowes, Inc.	41,448	150,042
SP Plus Corp. (a)	5,449	167,393
The Brink's Co.	11,156	677,281
		3,574,607
Construction & Engineering - 1.8%
Ameresco, Inc. Class A (a)(b)	7,658	348,898
Comfort Systems U.S.A., Inc.	8,502	706,941
Construction Partners, Inc. Class A (a)	9,508	199,098
Dycom Industries, Inc. (a)	6,905	642,441
EMCOR Group, Inc.	12,179	1,253,950
Fluor Corp. (a)	31,079	756,463
Great Lakes Dredge & Dock Corp. (a)	3,377	44,272
IES Holdings, Inc. (a)	1,433	43,234
Infrastructure and Energy Alternatives, Inc. (a)	7,315	58,739
MYR Group, Inc. (a)	4,026	354,811
Northwest Pipe Co. (a)	399	11,946
NV5 Global, Inc. (a)	3,238	378,004
Primoris Services Corp.	663	14,427
Sterling Construction Co., Inc. (a)	5,907	129,481
		4,942,705
Electrical Equipment - 1.6%
Allied Motion Technologies, Inc.	2,778	63,450
Array Technologies, Inc. (a)(b)	36,271	399,344
Atkore, Inc. (a)	10,338	858,157
Babcock & Wilcox Enterprises, Inc. (a)	14,370	86,651
Blink Charging Co. (a)(b)	8,986	148,539
Bloom Energy Corp. Class A (a)(b)	39,180	646,470
Energy Vault Holdings, Inc. Class A (a)(b)	5,935	59,469
EnerSys	1,150	67,804
Enovix Corp. (a)	26,290	234,244
ESS Tech, Inc. Class A (a)(b)	17,419	48,947
Fluence Energy, Inc. (b)	8,798	83,405
FTC Solar, Inc. (a)(b)	10,042	36,352
FuelCell Energy, Inc. (a)(b)	64,658	242,468
GrafTech International Ltd.	47,085	332,891
Heliogen, Inc. (a)(b)	4,513	9,522
Shoals Technologies Group, Inc. (a)	26,892	443,180
Stem, Inc. (a)(b)	32,781	234,712
TPI Composites, Inc. (a)(b)	8,794	109,925
Vicor Corp. (a)	5,328	291,601
		4,397,131
Industrial Conglomerates - 0.1%
Brookfield Business Corp. Class A	5,424	124,806
Machinery - 4.5%
Alamo Group, Inc.	2,026	235,887
Albany International Corp. Class A	1,453	114,482
Berkshire Grey, Inc. Class A (a)	11,486	16,655
Blue Bird Corp. (a)	4,022	37,043
Chart Industries, Inc. (a)(b)	8,813	1,475,120
CIRCOR International, Inc. (a)	1,230	20,160
Douglas Dynamics, Inc.	5,277	151,661
Energy Recovery, Inc. (a)	13,456	261,316
Enerpac Tool Group Corp. Class A	14,547	276,684
ESCO Technologies, Inc.	515	35,211
Evoqua Water Technologies Corp. (a)	28,251	918,440
Federal Signal Corp.	14,233	506,695
Franklin Electric Co., Inc.	11,073	811,208
Gorman-Rupp Co.	850	24,055
Helios Technologies, Inc.	7,817	517,876
Hillenbrand, Inc.	8,728	357,499
Hyzon Motors, Inc. Class A (a)	21,328	62,704
John Bean Technologies Corp.	7,586	837,646
Kadant, Inc.	2,772	505,474
Lightning eMotors, Inc. (a)(b)	9,571	26,512
Lindsay Corp.	2,652	352,239
Luxfer Holdings PLC sponsored	2,487	37,603
Markforged Holding Corp. (a)	3,544	6,556
Meritor, Inc. (a)	16,738	608,092
Microvast Holdings, Inc. (a)	23,638	52,476
Mueller Industries, Inc.	4,844	258,137
Mueller Water Products, Inc. Class A	37,344	438,045
Nikola Corp. (a)(b)	70,703	336,546
Omega Flex, Inc. (b)	754	81,145
Proterra, Inc. Class A (a)	24,393	113,184
Proto Labs, Inc. (a)	1,050	50,232
RBC Bearings, Inc. (a)	994	183,840
Sarcos Technology and Robotics Corp. Class A (a)	18,109	48,170
Shyft Group, Inc. (The)	8,294	154,185
Tennant Co.	1,932	114,471
Terex Corp.	8,152	223,120
Titan International, Inc. (a)	12,197	184,175
Trinity Industries, Inc.	2,777	67,259
Velo3D, Inc. (a)(b)	14,038	19,372
Wabash National Corp.	9,928	134,822
Watts Water Technologies, Inc. Class A	6,571	807,182
Welbilt, Inc. (a)	31,275	744,658
Xos, Inc. Class A (a)	13,120	24,141
		12,231,978
Professional Services - 2.8%
ASGN, Inc. (a)	12,052	1,087,693
Atlas Technical Consultants, Inc. (a)	2,898	15,243
Barrett Business Services, Inc.	1,517	110,544
CBIZ, Inc. (a)	11,671	466,373
CRA International, Inc.	1,685	150,504
Exponent, Inc.	12,379	1,132,307
First Advantage Corp.	1,228	15,559
Forrester Research, Inc. (a)	2,668	127,637
Franklin Covey Co. (a)	3,051	140,895
HireRight Holdings Corp.	5,174	73,523
Huron Consulting Group, Inc. (a)	3,005	195,295
ICF International, Inc.	3,054	290,130
Insperity, Inc.	8,686	867,123
Kforce, Inc.	4,887	299,769
Korn Ferry	12,901	748,516
LegalZoom.com, Inc.	23,593	259,287
ManTech International Corp. Class A	2,749	262,392
Planet Labs PBC Class A (a)	32,527	140,842
Red Violet, Inc. (a)	2,301	43,811
Sterling Check Corp. (b)	5,425	88,482
TriNet Group, Inc. (a)	8,983	697,260
Upwork, Inc. (a)	28,825	596,101
Willdan Group, Inc. (a)	210	5,792
		7,815,078
Road & Rail - 0.6%
ArcBest Corp.	1,939	136,447
Daseke, Inc. (a)	9,556	61,063
Marten Transport Ltd.	10,319	173,566
P.A.M. Transportation Services, Inc.	1,555	42,591
Saia, Inc. (a)	6,396	1,202,448
Universal Logistics Holdings, Inc.	1,225	33,455
Werner Enterprises, Inc.	1,880	72,455
		1,722,025
Trading Companies & Distributors - 1.5%
Alta Equipment Group, Inc. (a)	852	7,642
Applied Industrial Technologies, Inc.	9,158	880,725
Beacon Roofing Supply, Inc. (a)	9,157	470,304
Boise Cascade Co.	2,008	119,456
Custom Truck One Source, Inc. Class A (a)	4,392	24,595
Distribution Solutions Group I (a)	1,011	51,955
GATX Corp.	399	37,570
Global Industrial Co.	2,216	74,834
GMS, Inc. (a)	10,427	464,002
H&E Equipment Services, Inc.	7,657	221,823
Herc Holdings, Inc.	6,189	557,938
Hudson Technologies, Inc. (a)	10,356	77,774
Karat Packaging, Inc. (a)	1,294	22,076
McGrath RentCorp.	5,745	436,620
MRC Global, Inc. (a)	19,634	195,555
Textainer Group Holdings Ltd.	1,575	43,171
Transcat, Inc. (a)	1,699	96,520
Veritiv Corp. (a)	3,486	378,405
		4,160,965
TOTAL INDUSTRIALS		47,417,022
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 1.1%
ADTRAN, Inc.	10,593	185,695
Calix, Inc. (a)	10,806	368,917
Cambium Networks Corp. (a)	2,812	41,196
Casa Systems, Inc. (a)(b)	8,463	33,260
Clearfield, Inc. (a)	2,783	172,407
CommScope Holding Co., Inc. (a)	49,303	301,734
Digi International, Inc. (a)	2,695	65,273
DZS, Inc. (a)	4,017	65,357
Extreme Networks, Inc. (a)	30,755	274,335
Harmonic, Inc. (a)	22,165	192,171
Infinera Corp. (a)(b)	45,525	244,014
Inseego Corp. (a)(b)	4,382	8,282
Ondas Holdings, Inc. (a)(b)	8,261	44,527
Plantronics, Inc. (a)	10,161	403,188
Viavi Solutions, Inc. (a)	54,667	723,244
		3,123,600
Electronic Equipment & Components - 2.5%
908 Devices, Inc. (a)	1,236	25,449
Advanced Energy Industries, Inc.	9,043	659,958
Aeva Technologies, Inc. (a)	1,199	3,753
AEye, Inc. Class A (a)	6,212	11,865
Akoustis Technologies, Inc. (a)(b)	12,261	45,366
Arlo Technologies, Inc. (a)	20,265	127,062
Badger Meter, Inc.	7,024	568,171
Belden, Inc.	5,571	296,767
Cepton, Inc. (a)	1,440	2,246
CTS Corp.	7,518	255,988
ePlus, Inc. (a)	4,851	257,685
Fabrinet (a)	8,850	717,735
FARO Technologies, Inc. (a)	313	9,650
Focus Universal, Inc. (a)(b)	4,192	47,873
Identiv, Inc. (a)	5,456	63,180
Insight Enterprises, Inc. (a)	6,317	545,031
Itron, Inc. (a)	880	43,498
Lightwave Logic, Inc. (a)(b)	26,875	175,763
MicroVision, Inc. (a)(b)	39,880	153,139
Napco Security Technologies, Inc.	6,980	143,718
Novanta, Inc. (a)	8,524	1,033,705
OSI Systems, Inc. (a)	357	30,502
Par Technology Corp. (a)(b)	2,412	90,426
Plexus Corp. (a)	5,582	438,187
Rogers Corp. (a)	4,480	1,174,163
Smartrent, Inc. (a)	28,522	128,919
		7,049,799
IT Services - 3.4%
AvidXchange Holdings, Inc. (b)	31,533	193,613
BigCommerce Holdings, Inc. (a)	15,514	251,327
Brightcove, Inc. (a)	6,674	42,180
Cantaloupe, Inc. (a)(b)	8,404	47,062
Cass Information Systems, Inc.	420	14,196
Cerberus Cyber Sentinel Corp.	10,897	39,229
Core Scientific, Inc. (a)	4,707	7,013
CSG Systems International, Inc.	7,590	452,971
Cyxtera Technologies, Inc. Class A (a)	10,112	114,670
Digitalocean Holdings, Inc. (a)(b)	18,370	759,783
Edgio, Inc. (a)	29,662	68,519
EVERTEC, Inc.	14,375	530,150
EVO Payments, Inc. Class A (a)	11,381	267,681
ExlService Holdings, Inc. (a)	7,765	1,144,017
Flywire Corp. (a)	13,424	236,665
Grid Dynamics Holdings, Inc. (a)	11,722	197,164
Hackett Group, Inc.	5,645	107,086
i3 Verticals, Inc. Class A (a)	5,329	133,332
IBEX Ltd. (a)	1,299	21,914
Information Services Group, Inc.	3,928	26,553
International Money Express, Inc. (a)	7,813	159,932
Marqeta, Inc. Class A (b)	104,340	846,197
Maximus, Inc.	13,890	868,264
Paya Holdings, Inc. (a)	21,402	140,611
Payoneer Global, Inc. (a)	52,482	205,729
Perficient, Inc. (a)	8,222	753,875
Priority Technology Holdings, Inc. (a)	4,035	13,316
Remitly Global, Inc. (b)	20,378	156,095
Sabre Corp. (a)	16,059	93,624
Squarespace, Inc. Class A (a)(b)	1,873	39,183
StoneCo Ltd. Class A (a)	34,800	267,960
Ttec Holdings, Inc.	4,558	309,443
Tucows, Inc. (a)	2,273	101,171
Unisys Corp. (a)	11,761	141,485
Verra Mobility Corp. (a)	35,052	550,667
		9,302,677
Semiconductors & Semiconductor Equipment - 5.0%
ACM Research, Inc. (b)	1,632	27,467
Alpha & Omega Semiconductor Ltd. (a)	4,142	138,094
Ambarella, Inc. (a)	8,774	574,346
Amkor Technology, Inc.	4,948	83,869
Atomera, Inc. (a)(b)	5,035	47,228
Axcelis Technologies, Inc. (a)	7,843	430,110
CEVA, Inc. (a)	5,425	182,063
CMC Materials, Inc.	6,827	1,191,243
Credo Technology Group Holding Ltd. (b)	5,596	65,361
CyberOptics Corp. (a)	1,687	58,944
Diodes, Inc. (a)	7,767	501,515
FormFactor, Inc. (a)	18,666	722,934
Impinj, Inc. (a)(b)	4,572	268,239
indie Semiconductor, Inc. (a)	23,685	135,005
Kulicke & Soffa Industries, Inc. (b)	13,964	597,799
MACOM Technology Solutions Holdings, Inc. (a)	12,105	558,041
MaxLinear, Inc. Class A (a)	17,339	589,179
NeoPhotonics Corp. (a)	12,293	193,369
Onto Innovation, Inc. (a)	11,926	831,719
PDF Solutions, Inc. (a)	7,124	153,237
Photronics, Inc. (a)	10,287	200,391
Power Integrations, Inc.	13,877	1,040,914
Rambus, Inc. (a)	22,108	475,101
Rockley Photonics Holdings Ltd. (a)(b)	24,164	52,678
Semtech Corp. (a)	15,173	834,060
Silicon Laboratories, Inc. (a)	8,687	1,218,091
SiTime Corp. (a)	3,855	628,481
SkyWater Technology, Inc. (a)(b)	2,567	15,453
SMART Global Holdings, Inc. (a)	11,728	191,987
SunPower Corp. (a)(b)	19,664	310,888
Synaptics, Inc. (a)	9,541	1,126,315
Transphorm, Inc. (a)	4,793	18,261
Ultra Clean Holdings, Inc. (a)	3,789	112,799
Veeco Instruments, Inc. (a)	9,515	184,591
		13,759,772
Software - 9.0%
8x8, Inc. (a)	26,611	137,047
A10 Networks, Inc.	12,572	180,785
ACI Worldwide, Inc. (a)	27,487	711,638
Agilysys, Inc. (a)	4,716	222,925
Alarm.com Holdings, Inc. (a)	11,554	714,730
Alkami Technology, Inc. (a)	8,687	120,662
Altair Engineering, Inc. Class A (a)	12,585	660,713
American Software, Inc. Class A	5,395	87,183
Amplitude, Inc. (a)(b)	13,542	193,515
AppFolio, Inc. (a)	4,576	414,769
Appian Corp. Class A (a)(b)	9,638	456,456
Applied Blockchain, Inc.	768	806
Arteris, Inc.	4,040	28,159
Asana, Inc. (a)(b)	17,749	312,027
AvePoint, Inc. (a)	31,068	134,835
Benefitfocus, Inc. (a)(b)	4,070	31,665
Blackbaud, Inc. (a)	10,546	612,406
BlackLine, Inc. (a)(b)	13,271	883,849
Box, Inc. Class A (a)	31,019	779,818
BTRS Holdings, Inc. (a)	24,194	120,486
C3.Ai, Inc. (a)	3,721	67,945
Cipher Mining, Inc. (a)	472	647
Clear Secure, Inc.	14,999	299,980
CommVault Systems, Inc. (a)	10,710	673,659
Consensus Cloud Solutions, Inc. (a)	1,739	75,960
Couchbase, Inc. (b)	6,412	105,285
CS Disco, Inc. (b)	5,425	97,867
Digimarc Corp. (a)(b)	3,105	43,905
Digital Turbine, Inc. (a)	22,475	392,638
Domo, Inc. Class B (a)	7,345	204,191
Duck Creek Technologies, Inc. (a)	18,626	276,596
Ebix, Inc.	1,343	22,697
eGain Communications Corp. (a)	1,979	19,295
Enfusion, Inc. Class A	6,098	62,261
EngageSmart, Inc.	8,592	138,159
Envestnet, Inc. (a)(b)	13,199	696,511
Everbridge, Inc. (a)	9,592	267,521
EverCommerce, Inc.	839	7,585
ForgeRock, Inc.	4,871	104,337
Instructure Holdings, Inc. (b)	546	12,394
Intapp, Inc.	3,397	49,732
InterDigital, Inc.	2,715	165,072
IronNet, Inc. Class A (a)(b)	15,615	34,509
KnowBe4, Inc. (a)	17,633	275,427
LivePerson, Inc. (a)	16,945	239,602
Matterport, Inc. (a)	38,111	139,486
MeridianLink, Inc.	5,585	93,270
MicroStrategy, Inc. Class A (a)(b)	1,341	220,326
Mitek Systems, Inc. (a)	9,490	87,688
Model N, Inc. (a)	8,656	221,420
Momentive Global, Inc. (a)	31,880	280,544
N-able, Inc. (a)	14,302	128,718
Nextnav, Inc. (a)	11,356	25,778
Onespan, Inc. (a)	3,341	39,758
Pagerduty, Inc. (a)	20,522	508,535
Progress Software Corp.	10,476	474,563
PROS Holdings, Inc. (a)	6,351	166,587
Q2 Holdings, Inc. (a)	13,448	518,689
Qualys, Inc. (a)	9,386	1,183,950
Rapid7, Inc. (a)	13,966	932,929
Rimini Street, Inc. (a)	11,750	70,618
SailPoint Technologies Holding, Inc. (a)	22,328	1,399,519
Sapiens International Corp. NV (b)	5,354	129,513
ShotSpotter, Inc. (a)	2,140	57,587
Sprout Social, Inc. (a)	11,052	641,790
SPS Commerce, Inc. (a)	8,705	984,100
Sumo Logic, Inc. (a)	13,638	102,149
Telos Corp. (a)	13,063	105,549
Tenable Holdings, Inc. (a)	26,419	1,199,687
TeraWulf, Inc. (a)	1,803	2,164
UserTesting, Inc. (a)(b)	11,138	55,913
Varonis Systems, Inc. (a)	26,205	768,331
Verint Systems, Inc. (a)	13,840	586,124
Veritone, Inc. (a)(b)	7,884	51,483
Viant Technology, Inc. (a)	3,304	16,784
Vonage Holdings Corp. (a)	61,463	1,157,963
Weave Communications, Inc. (b)	1,275	3,876
Workiva, Inc. (a)(b)	11,473	757,103
Yext, Inc. (a)	29,065	138,931
Zeta Global Holdings Corp.	7,527	34,022
Zuora, Inc. (a)	27,271	244,075
		24,667,771
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	5,374	139,455
CompoSecure, Inc. (a)	1,289	6,703
Corsair Gaming, Inc. (a)(b)	5,164	67,803
Diebold Nixdorf, Inc. (a)(b)	13,252	30,082
IonQ, Inc. (a)	3,765	16,491
Super Micro Computer, Inc. (a)	10,869	438,564
Turtle Beach Corp. (a)(b)	2,881	35,235
		734,333
TOTAL INFORMATION TECHNOLOGY		58,637,952
MATERIALS - 4.4%
Chemicals - 2.8%
AdvanSix, Inc.	2,214	74,036
American Vanguard Corp.	5,992	133,921
Amyris, Inc. (a)(b)	5,904	10,922
Aspen Aerogels, Inc. (a)(b)	6,631	65,514
Avient Corp.	16,098	645,208
Balchem Corp.	7,610	987,321
Cabot Corp.	13,339	850,895
Chase Corp.	376	29,257
Diversey Holdings Ltd. (a)	18,716	123,526
GCP Applied Technologies, Inc. (a)	10,846	339,263
H.B. Fuller Co.	10,923	657,674
Hawkins, Inc.	2,743	98,830
Ingevity Corp. (a)	9,296	586,949
Innospec, Inc.	4,983	477,322
Kronos Worldwide, Inc.	4,912	90,381
Livent Corp. (a)(b)	38,907	882,800
LSB Industries, Inc.	7,605	105,405
Origin Materials, Inc. Class A (a)(b)	15,861	81,208
Orion Engineered Carbons SA	14,343	222,747
PureCycle Technologies, Inc. (a)(b)	20,006	148,445
Quaker Houghton	2,155	322,216
Sensient Technologies Corp.	9,473	763,145
Stepan Co.	452	45,810
		7,742,795
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	361	38,122
Containers & Packaging - 0.3%
Cryptyde, Inc. (a)	2,527	5,130
Greif, Inc. Class A (b)	1,049	65,437
Myers Industries, Inc.	8,667	197,001
O-I Glass, Inc. (a)	30,157	422,198
		689,766
Metals & Mining - 1.2%
5E Advanced Materials, Inc. (a)	7,735	94,212
Allegheny Technologies, Inc. (a)	29,659	673,556
Alpha Metallurgical Resources	4,287	553,580
Century Aluminum Co. (a)(b)	12,561	92,575
Commercial Metals Co.	4,961	164,209
Compass Minerals International, Inc.	8,202	290,269
Constellium NV (a)	15,854	209,431
Dakota Gold Corp. (a)	11,972	40,106
Hycroft Mining Holding Corp. (a)	30,206	33,529
Kaiser Aluminum Corp.	3,803	300,779
Materion Corp.	4,585	338,052
Novagold Resources, Inc. (a)	53,870	259,115
Piedmont Lithium, Inc. (a)(b)	1,168	42,527
Ramaco Resources, Inc. (b)	5,335	70,155
Ryerson Holding Corp.	231	4,918
Schnitzer Steel Industries, Inc. Class A	586	19,244
Warrior Metropolitan Coal, Inc.	1,228	37,589
		3,223,846
Paper & Forest Products - 0.1%
Neenah, Inc.	712	24,308
Sylvamo Corp.	7,986	260,982
		285,290
TOTAL MATERIALS		11,979,819
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexanders, Inc.	671	149,069
Bluerock Residential Growth (REIT), Inc.	2,635	69,274
CareTrust (REIT), Inc.	3,242	59,782
CatchMark Timber Trust, Inc.	8,988	90,419
CBL & Associates Properties, Inc.	1,258	29,550
Clipper Realty, Inc.	3,489	26,935
Community Healthcare Trust, Inc.	4,311	156,101
Corporate Office Properties Trust (SBI)	4,741	124,167
Essential Properties Realty Trust, Inc.	5,951	127,887
Four Corners Property Trust, Inc.	4,031	107,184
Gladstone Commercial Corp.	10,673	201,079
Gladstone Land Corp.	4,650	103,044
Hersha Hospitality Trust (a)	982	9,633
Industrial Logistics Properties Trust	2,292	32,271
NexPoint Residential Trust, Inc.	5,389	336,866
Outfront Media, Inc.	36,397	616,929
Phillips Edison & Co., Inc.	28,150	940,492
Postal Realty Trust, Inc.	4,215	62,804
PS Business Parks, Inc.	5,060	946,979
Safehold, Inc.	3,807	134,654
Saul Centers, Inc.	3,117	146,842
Tanger Factory Outlet Centers, Inc.	25,053	356,254
UMH Properties, Inc.	12,120	214,039
Universal Health Realty Income Trust (SBI)	3,706	197,196
		5,239,450
Real Estate Management & Development - 0.9%
Compass, Inc. (a)	63,132	227,907
Cushman & Wakefield PLC (a)	38,337	584,256
Digitalbridge Group, Inc. (a)	127,142	620,453
Doma Holdings, Inc. Class A (a)(b)	2,969	3,058
Douglas Elliman, Inc.	1,647	7,889
eXp World Holdings, Inc. (b)	16,885	198,736
Forestar Group, Inc. (a)	1,277	17,482
Marcus & Millichap, Inc.	6,037	223,309
Newmark Group, Inc.	2,949	28,517
Offerpad Solutions, Inc. (a)(b)	16,460	35,883
Redfin Corp. (a)(b)	25,420	209,461
The RMR Group, Inc.	2,323	65,857
The St. Joe Co.	8,343	330,049
		2,552,857
TOTAL REAL ESTATE		7,792,307
UTILITIES - 1.8%
Electric Utilities - 0.2%
MGE Energy, Inc.	3,766	293,108
Otter Tail Corp.	4,458	299,266
Via Renewables, Inc. Class A,	2,825	21,640
		614,014
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	23,495	998,538
Chesapeake Utilities Corp.	2,402	311,179
New Jersey Resources Corp.	2,070	92,177
Southwest Gas Corp.	1,500	130,620
		1,532,514
Independent Power and Renewable Electricity Producers - 0.6%
Altus Power, Inc. Class A (a)	3,258	20,558
Clearway Energy, Inc.:
Class A	2,840	90,795
Class C	24,849	865,739
Montauk Renewables, Inc. (a)	15,374	154,509
Ormat Technologies, Inc.	6,109	478,640
		1,610,241
Water Utilities - 0.4%
American States Water Co.	4,319	352,042
Artesian Resources Corp. Class A	1,218	59,889
California Water Service Group	3,502	194,536
Global Water Resources, Inc.	3,053	40,330
Middlesex Water Co.	4,215	369,571
Pure Cycle Corp. (a)(b)	4,996	52,658
York Water Co.	3,421	138,311
		1,207,337
TOTAL UTILITIES		4,964,106
TOTAL COMMON STOCKS (Cost $299,323,491)		274,119,505

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $99,295)	100,000	98,586

Money Market Funds - 11.7%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (f)	294,170	294,228
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	31,867,387	31,870,574
TOTAL MONEY MARKET FUNDS (Cost $32,164,802)		32,164,802

TOTAL INVESTMENT IN SECURITIES - 111.5% (Cost $331,587,588)	306,382,893
NET OTHER ASSETS (LIABILITIES) - (11.5)%	(31,629,928)
NET ASSETS - 100.0%	274,752,965

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	10	Sep 2022	854,000	13,177	13,177

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,586.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	3,611,183	161,891,280	165,208,235	3,554	-	-	294,228	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	23,413,705	147,075,810	138,618,941	324,356	-	-	31,870,574	0.1%
Total	27,024,888	308,967,090	303,827,176	327,910	-	-	32,164,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,461,358	6,461,358	-	-
Consumer Discretionary	28,663,496	28,663,496	-	-
Consumer Staples	12,818,092	12,818,092	-	-
Energy	16,809,682	16,809,682	-	-
Financials	16,235,915	16,235,915	-	-
Health Care	62,339,756	62,339,756	-	-
Industrials	47,417,022	47,417,022	-	-
Information Technology	58,637,952	58,637,952	-	-
Materials	11,979,819	11,979,819	-	-
Real Estate	7,792,307	7,792,307	-	-
Utilities	4,964,106	4,964,106	-	-

U.S. Government and Government Agency Obligations	98,586	-	98,586	-

Money Market Funds	32,164,802	32,164,802	-	-
Total Investments in Securities:	306,382,893	306,284,307	98,586	-
Derivative Instruments:

Assets
Futures Contracts	13,177	13,177	-	-
Total Assets	13,177	13,177	-	-
Total Derivative Instruments:	13,177	13,177	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,177	0
Total Equity Risk	13,177	0
Total Value of Derivatives	13,177	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2022

Assets
Investment in securities, at value (including securities loaned of $30,543,261) - See accompanying schedule:	$274,218,091
Unaffiliated issuers (cost $299,422,786)
Fidelity Central Funds (cost $32,164,802)	32,164,802

Total Investment in Securities (cost $331,587,588)		$306,382,893
Segregated cash with brokers for derivative instruments		5,235
Receivable for investments sold		478,091
Receivable for fund shares sold		326,853
Dividends receivable		67,045
Distributions receivable from Fidelity Central Funds		46,130
Total assets		307,306,247
Liabilities
Payable to custodian bank	463,967
Payable for investments purchased	8,697
Payable for fund shares redeemed	191,054
Accrued management fee	11,615
Payable for daily variation margin on futures contracts	2,145
Other payables and accrued expenses	5,230
Collateral on securities loaned	31,870,574
Total Liabilities		32,553,282
Net Assets		$274,752,965
Net Assets consist of:
Paid in capital		$360,066,317
Total accumulated earnings (loss)		(85,313,352)
Net Assets		$274,752,965
Net Asset Value , offering price and redemption price per share ($274,752,965 ÷ 13,787,312 shares)		$19.93

Statement of Operations
		Year ended June 30, 2022
Investment Income
Dividends		$1,832,187
Non-Cash dividends		166,347
Interest		329
Income from Fidelity Central Funds (including $324,356 from security lending)		327,910
Total Income		2,326,773
Expenses
Management fee	$169,167
Independent trustees' fees and expenses	1,096
Interest	488
Total expenses before reductions	170,751
Expense reductions	(69)
Total expenses after reductions		170,682
Net Investment income (loss)		2,156,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(57,264,573)
Futures contracts	(226,665)
Total net realized gain (loss)		(57,491,238)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(78,692,450)
Futures contracts	(9,481)
Total change in net unrealized appreciation (depreciation)		(78,701,931)
Net gain (loss)		(136,193,169)
Net increase (decrease) in net assets resulting from operations		$(134,037,078)

Statement of Changes in Net Assets

	Year ended June 30, 2022	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,156,091	$976,094
Net realized gain (loss)	(57,491,238)	7,352,661
Change in net unrealized appreciation (depreciation)	(78,701,931)	48,212,693
Net increase (decrease) in net assets resulting from operations	(134,037,078)	56,541,448
Distributions to shareholders	(11,137,021)	(1,210,023)
Share transactions
Proceeds from sales of shares	253,314,244	347,009,445
Reinvestment of distributions	9,762,975	1,096,444
Cost of shares redeemed	(180,075,429)	(120,725,110)
Net increase (decrease) in net assets resulting from share transactions	83,001,790	227,380,779
Total increase (decrease) in net assets	(62,172,309)	282,712,204

Net Assets
Beginning of period	336,925,274	54,213,070
End of period	$274,752,965	$336,925,274

Other Information
Shares
Sold	9,319,148	12,370,566
Issued in reinvestment of distributions	339,083	42,995
Redeemed	(6,774,929)	(4,133,077)
Net increase (decrease)	2,883,302	8,280,484

Fidelity® Small Cap Growth Index Fund

Years ended June 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$30.90	$20.66	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.14	.15
Net realized and unrealized gain (loss)	(10.17)	10.38	.57
Total from investment operations	(10.00)	10.52	.72
Distributions from net investment income	(.16)	(.11)	(.05)
Distributions from net realized gain	(.81)	(.18)	(.01)
Total distributions	(.97)	(.28) D	(.06)
Net asset value, end of period	$19.93	$30.90	$20.66
Total Return E,F	(33.33)%	51.31%	3.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05%	.05%	.05% I
Expenses net of all reductions	.05%	.05%	.05% I
Net investment income (loss)	.64%	.49%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$274,753	$336,925	$54,213
Portfolio turnover rate J	51%	62%	69% I

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Value Index Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2022	Past 1 year	Life of Fund A
Fidelity® Small Cap Value Index Fund	-16.30%	6.45%

A     From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Value Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Value Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$6,900
2019
2020
2021
'22
Period Ending Values
$12,042 Fidelity® Small Cap Value Index Fund
$12,075 Russell 2000® Value Index

Fidelity® Small Cap Value Index Fund
Management's Discussion of Fund Performance
Market Recap:
The S&P 500® index returned -10.62% for the 12 months ending June 30, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. Against this backdrop, the index returned -8.72% in April amid clearer signals of the Fed's intention to tighten monetary policy. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. The S&P 500® gained 0.18% for the month. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Partly in reaction, the S&P 500 returned -8.25% in June and -19.96% since the end of 2021 - its worst first-half result to begin a year since 1970. For the full 12 months, the growth-oriented communication services (-29%) and consumer discretionary (-24%) sectors lagged most. In contrast, energy (+40%) rode a surge in commodity prices and led by a wide margin, followed by defensive sectors, such as utilities (+14%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending June 30, 2022, the fund returned -16.30%, roughly in line with the -16.28% result of the benchmark Russell 2000® Value Index. By sector, stocks in the health care sector returned -37% and detracted most, followed by consumer discretionary, which returned -35%. Financials returned -10% and communication services detracted roughly -51%. Industrials (-14%), especially in the capital goods industry (-18%), and real estate (-14%) hampered results. Other notable detractors included the information technology (-23%), and materials (-19%) sectors. Consumer staples (-1%) also hurt. Conversely, energy advanced 21% and contributed most. Utilities stocks also helped, gaining about 8%. Turning to individual stocks, the biggest individual detractor was AMC Entertainment (-78%), from the media & entertainment category, followed by Invitae (-93%), which is in the health care equipment & services segment. Within pharmaceuticals, biotechnology & life sciences, Pacific Biosciences returned about -87% and hurt. Other detractors were Bed Bath & Beyond (-85%), a stock in the retailing group, and Marathon Digital Holdings (-83%), from the software & services industry. Conversely, the biggest individual contributor was Avis Budget Group (+111%), from the transportation group. In energy, Antero Resources (+115%), Chesapeake Energy (+72%), Ovintiv (+47%), and Range Resources (+57%) all benefited the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Value Index Fund
Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Southstate Corp.	0.5
Stag Industrial, Inc.	0.5
Agree Realty Corp.	0.5
Southwest Gas Corp.	0.5
Selective Insurance Group, Inc.	0.5
Blackstone Mortgage Trust, Inc.	0.4
Black Hills Corp.	0.4
TEGNA, Inc.	0.4
United Bankshares, Inc., West Virginia	0.4
Light & Wonder, Inc. Class A	0.4
4.5

Market Sectors (% of Fund's net assets)

Financials	28.3
Industrials	12.7
Real Estate	11.8
Health Care	11.0
Consumer Discretionary	9.6
Information Technology	6.0
Utilities	5.3
Energy	5.0
Materials	3.9
Communication Services	3.3
Consumer Staples	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.3%

Fidelity® Small Cap Value Index Fund
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	6,212	255,127
ATN International, Inc.	7,807	366,226
Bandwidth, Inc. (a)	13,377	251,755
Cogent Communications Group, Inc.	13,908	845,050
Consolidated Communications Holdings, Inc. (a)(b)	47,905	335,335
EchoStar Holding Corp. Class A (a)(b)	25,080	484,044
Globalstar, Inc. (a)	78,669	96,763
IDT Corp. Class B (a)	3,076	77,361
Liberty Latin America Ltd.:
Class A (a)	27,090	211,302
Class C (a)	109,371	852,000
Radius Global Infrastructure, Inc. (a)	53,222	812,168
Starry Group Holdings, Inc. Class A (a)(b)	1,066	4,392
		4,591,523
Entertainment - 0.4%
Cinemark Holdings, Inc. (a)(b)	16,410	246,478
IMAX Corp. (a)	13,937	235,396
Lions Gate Entertainment Corp.:
Class A (a)(b)	49,343	459,383
Class B (a)	74,869	661,093
Madison Square Garden Entertainment Corp. (a)(b)	18,333	964,682
Marcus Corp. (a)(b)	16,946	250,292
Playstudios, Inc. Class A (a)	28,423	121,650
Redbox Entertainment, Inc. (a)(b)	4,272	31,613
Reservoir Media, Inc. (a)	929	6,057
Skillz, Inc. (a)	218,066	270,402
		3,247,046
Interactive Media & Services - 0.6%
Bumble, Inc. (a)(b)	61,451	1,729,846
Cars.com, Inc. (a)	42,727	402,916
DHI Group, Inc. (a)	4,843	24,070
Eventbrite, Inc. (a)(b)	6,800	69,836
fuboTV, Inc. (a)(b)	126,987	313,658
Outbrain, Inc. (b)	28,513	143,420
QuinStreet, Inc. (a)	34,765	349,736
The Arena Group Holdings, Inc.	2,033	18,297
TrueCar, Inc. (a)	66,318	171,764
Ziff Davis, Inc. (a)	26,362	1,964,760
		5,188,303
Media - 1.3%
Advantage Solutions, Inc. Class A (a)(b)	58,812	223,486
AMC Networks, Inc. Class A (a)	21,507	626,284
Audacy, Inc. Class A (a)	85,212	80,287
Boston Omaha Corp. (a)(b)	13,612	281,088
Cardlytics, Inc. (a)	23,542	525,222
Clear Channel Outdoor Holdings, Inc. (a)	260,431	278,661
Cumulus Media, Inc. (a)	13,103	101,286
Daily Journal Corp. (a)(b)	864	223,603
E.W. Scripps Co. Class A (a)	41,494	517,430
Entravision Communication Corp. Class A	11,693	53,320
Gannett Co., Inc. (a)(b)	102,628	297,621
Gray Television, Inc.	33,709	569,345
iHeartMedia, Inc. (a)	85,681	676,023
Innovid Corp. (a)	1,980	3,287
Integral Ad Science Holding Corp.	18,444	183,149
John Wiley & Sons, Inc. Class A	1,831	87,449
Loyalty Ventures, Inc. (a)	9,720	34,700
Magnite, Inc. (a)	93,123	826,932
PubMatic, Inc. (a)(b)	2,851	45,302
Scholastic Corp.	19,680	707,890
Stagwell, Inc. (a)(b)	50,458	273,987
TEGNA, Inc.	158,656	3,327,016
Thryv Holdings, Inc. (a)	13,624	305,041
Urban One, Inc.:
Class A (a)	3,518	19,208
Class D (non-vtg.) (a)	12,086	51,728
WideOpenWest, Inc. (a)	16,266	296,204
		10,615,549
Wireless Telecommunication Services - 0.4%
Gogo, Inc. (a)	32,840	531,680
KORE Group Holdings, Inc. (a)(b)	25,178	77,296
Shenandoah Telecommunications Co.	34,486	765,589
Telephone & Data Systems, Inc.	71,780	1,133,406
U.S. Cellular Corp. (a)	10,616	307,439
		2,815,410
TOTAL COMMUNICATION SERVICES		26,457,831
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.0%
Adient PLC (a)	67,618	2,003,521
American Axle & Manufacturing Holdings, Inc. (a)	75,906	571,572
Dana, Inc.	91,938	1,293,568
Modine Manufacturing Co. (a)	35,469	373,489
Motorcar Parts of America, Inc. (a)(b)	13,329	174,876
Patrick Industries, Inc.	14,015	726,538
Solid Power, Inc. (a)	24,475	131,676
Standard Motor Products, Inc.	14,651	659,148
Stoneridge, Inc. (a)	15,882	272,376
The Goodyear Tire & Rubber Co. (a)	199,783	2,139,676
		8,346,440
Automobiles - 0.2%
Cenntro Electric Group Ltd. (a)	131,228	198,154
Faraday Future Intelligent Electric, Inc. (a)(b)	33,046	85,920
Lordstown Motors Corp. Class A (a)(b)	113,858	179,896
Winnebago Industries, Inc. (b)	22,827	1,108,479
Workhorse Group, Inc. (a)(b)	7,615	19,799
		1,592,248
Distributors - 0.0%
Weyco Group, Inc.	4,201	102,714
Diversified Consumer Services - 1.1%
2U, Inc. (a)	53,002	554,931
Adtalem Global Education, Inc. (a)	31,962	1,149,673
American Public Education, Inc. (a)	13,361	215,914
European Wax Center, Inc. (b)	1,202	21,179
Frontdoor, Inc. (a)	58,933	1,419,107
Graham Holdings Co.	2,679	1,518,564
Laureate Education, Inc. Class A	80,732	934,069
Perdoceo Education Corp. (a)	48,609	572,614
PowerSchool Holdings, Inc. (b)	21,255	256,123
Rover Group, Inc. Class A (a)	3,682	13,844
StoneMor, Inc. (a)	19,755	67,562
Strategic Education, Inc.	16,395	1,157,159
The Beachbody Co., Inc. (a)	62,598	75,118
Vivint Smart Home, Inc. Class A (a)(b)	50,491	175,709
WW International, Inc. (a)	38,679	247,159
		8,378,725
Hotels, Restaurants & Leisure - 1.4%
Bally's Corp. (a)	28,335	560,466
Biglari Holdings, Inc. (a)	508	62,332
BJ's Restaurants, Inc. (a)	16,163	350,414
Bloomin' Brands, Inc.	17,070	283,703
Bluegreen Vacations Holding Corp. Class A	7,965	198,806
Bowlero Corp. Class A (a)(b)	27,737	293,735
Brinker International, Inc. (a)	3,204	70,584
Century Casinos, Inc. (a)	3,447	24,818
Chuy's Holdings, Inc. (a)	13,461	268,143
Denny's Corp. (a)	12,155	105,505
Dine Brands Global, Inc.	1,447	94,171
El Pollo Loco Holdings, Inc. (a)	13,905	136,825
Everi Holdings, Inc. (a)	28,654	467,347
First Watch Restaurant Group, Inc.	4,702	67,803
Full House Resorts, Inc. (a)	17,086	103,883
Inspirato, Inc. (a)(b)	7,538	34,901
Inspired Entertainment, Inc. (a)	5,001	43,059
International Game Technology PLC	55,073	1,022,155
Jack in the Box, Inc. (b)	12,985	727,939
Krispy Kreme, Inc. (b)	37,675	512,380
Life Time Group Holdings, Inc. (b)	29,951	385,769
Light & Wonder, Inc. Class A (a)	69,690	3,274,733
Lindblad Expeditions Holdings (a)	21,231	171,971
Papa John's International, Inc.	6,584	549,896
RCI Hospitality Holdings, Inc.	481	23,261
Red Rock Resorts, Inc.	20,719	691,186
SeaWorld Entertainment, Inc. (a)(b)	15,993	706,571
Vacasa, Inc. Class A (a)	29,443	84,796
Xponential Fitness, Inc.	8,393	105,416
		11,422,568
Household Durables - 1.6%
Aterian, Inc. (a)	39,573	85,478
Beazer Homes U.S.A., Inc. (a)	21,223	256,162
Century Communities, Inc.	19,366	870,889
Ethan Allen Interiors, Inc.	16,146	326,311
GoPro, Inc. Class A (a)	93,108	514,887
Green Brick Partners, Inc. (a)	14,821	290,047
iRobot Corp. (a)(b)	2,294	84,305
KB Home	46,743	1,330,306
La-Z-Boy, Inc.	30,591	725,313
Landsea Homes Corp. (a)	7,499	49,943
Legacy Housing Corp. (a)	6,261	81,706
LGI Homes, Inc. (a)	13,883	1,206,433
Lifetime Brands, Inc.	9,121	100,696
M.D.C. Holdings, Inc.	30,210	976,085
M/I Homes, Inc. (a)	16,928	671,364
Meritage Homes Corp. (a)	24,163	1,751,818
Purple Innovation, Inc. (a)(b)	36,636	112,106
Snap One Holdings Corp. (a)(b)	12,845	117,789
Taylor Morrison Home Corp. (a)	72,085	1,683,906
Traeger, Inc. (a)(b)	22,756	96,713
TRI Pointe Homes, Inc. (a)	67,036	1,130,897
Tupperware Brands Corp. (a)(b)	32,431	205,613
Universal Electronics, Inc. (a)	8,588	219,595
Vuzix Corp. (a)(b)	5,480	38,908
Weber, Inc. (b)	19,264	138,893
		13,066,163
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	19,178	182,383
1stDibs.com, Inc. (b)	16,614	94,534
a.k.a. Brands Holding Corp. (b)	7,629	21,056
BARK, Inc. (a)	36,996	47,355
Boxed, Inc. Class A (a)(b)	8,314	15,381
ContextLogic, Inc. (a)	404,744	647,590
Duluth Holdings, Inc. (a)	4,970	47,414
Groupon, Inc. (a)(b)	13,903	157,104
Lands' End, Inc. (a)(b)	10,867	115,408
Liquidity Services, Inc. (a)	8,847	118,904
Overstock.com, Inc. (a)(b)	30,341	758,828
PetMed Express, Inc.	2,554	50,825
Porch Group, Inc. Class A (a)(b)	57,554	147,338
Poshmark, Inc. (a)	32,755	331,153
Quotient Technology, Inc. (a)	56,439	167,624
Qurate Retail, Inc. Series A	249,226	715,279
RumbleON, Inc. Class B (a)	7,359	108,251
Stitch Fix, Inc. (a)	34,885	172,332
The RealReal, Inc. (a)	50,653	126,126
thredUP, Inc. (a)	35,808	89,520
Vivid Seats, Inc. Class A	13,178	98,440
		4,212,845
Leisure Products - 0.6%
Acushnet Holdings Corp.	17,480	728,566
AMMO, Inc. (a)(b)	62,350	240,048
Callaway Golf Co. (a)(b)	99,627	2,032,391
Clarus Corp.	3,166	60,122
Johnson Outdoors, Inc. Class A	3,798	232,286
Smith & Wesson Brands, Inc.	30,162	396,027
Solo Brands, Inc. Class A (b)	15,796	64,132
Sturm, Ruger & Co., Inc.	1,161	73,898
Vinco Ventures, Inc. (a)(b)	55,520	76,618
Vista Outdoor, Inc. (a)	39,793	1,110,225
		5,014,313
Multiline Retail - 0.1%
Big Lots, Inc.	19,894	417,177
Franchise Group, Inc.	1,316	46,152
		463,329
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A (a)	35,328	597,750
Academy Sports & Outdoors, Inc.	59,750	2,123,515
America's Car Mart, Inc. (a)	4,218	424,331
American Eagle Outfitters, Inc.	109,825	1,227,844
Asbury Automotive Group, Inc. (a)	11,203	1,897,116
Bed Bath & Beyond, Inc. (a)(b)	15,976	79,401
Big 5 Sporting Goods Corp. (b)	15,299	171,502
Build-A-Bear Workshop, Inc.	2,815	46,222
Chico's FAS, Inc. (a)	24,339	120,965
Citi Trends, Inc. (a)(b)	5,658	133,812
Conn's, Inc. (a)(b)	9,323	74,770
Designer Brands, Inc. Class A	11,246	146,873
Destination XL Group, Inc. (a)	20,403	69,166
EVgo, Inc. Class A (a)	42,713	256,705
Express, Inc. (a)	46,069	90,295
Foot Locker, Inc.	59,170	1,494,043
Genesco, Inc. (a)	9,308	464,562
Group 1 Automotive, Inc.	11,450	1,944,210
GrowGeneration Corp. (a)(b)	40,936	146,960
Haverty Furniture Companies, Inc.	10,787	250,043
Hibbett, Inc.	1,954	85,409
JOANN, Inc.	7,893	61,171
LL Flooring Holdings, Inc. (a)(b)	20,884	195,683
MarineMax, Inc. (a)	13,857	500,515
Monro, Inc.	23,716	1,016,942
National Vision Holdings, Inc. (a)(b)	54,274	1,492,535
OneWater Marine, Inc. Class A	7,229	238,918
Party City Holdco, Inc. (a)(b)	50,208	66,275
Sally Beauty Holdings, Inc. (a)	5,487	65,405
Shoe Carnival, Inc.	12,577	271,789
Signet Jewelers Ltd.	33,237	1,776,850
Sleep Number Corp. (a)(b)	8,523	263,787
Sonic Automotive, Inc. Class A (sub. vtg.)	14,331	524,945
Sportsman's Warehouse Holdings, Inc. (a)	31,001	297,300
The Aaron's Co., Inc.	21,600	314,280
The Buckle, Inc.	1,586	43,916
The Cato Corp. Class A (sub. vtg.)	12,835	149,014
The Children's Place, Inc. (a)(b)	3,288	127,969
The Container Store Group, Inc. (a)	23,179	144,405
The ODP Corp. (a)	30,617	925,858
Tile Shop Holdings, Inc.	26,103	80,136
Tilly's, Inc.	16,422	115,282
Torrid Holdings, Inc. (b)	4,325	18,684
TravelCenters of America LLC (a)	8,994	310,023
Urban Outfitters, Inc. (a)(b)	46,954	876,162
Volta, Inc. (a)(b)	87,008	113,110
Winmark Corp.	2,018	394,660
Zumiez, Inc. (a)(b)	11,158	290,108
		22,521,216
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A	49,585	194,869
Ermenegildo Zegna Holditalia SpA	26,092	275,271
Fossil Group, Inc. (a)	33,236	171,830
G-III Apparel Group Ltd. (a)	31,072	628,587
Movado Group, Inc.	11,163	345,272
Oxford Industries, Inc.	3,406	302,248
PLBY Group, Inc. (a)(b)	22,173	141,907
Rocky Brands, Inc.	4,624	158,048
Superior Group of Companies, Inc.	8,354	148,284
Unifi, Inc. (a)	9,938	139,728
		2,506,044
TOTAL CONSUMER DISCRETIONARY		77,626,605
CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Primo Water Corp.	112,186	1,501,049
Vintage Wine Estates, Inc. (a)	20,122	158,159
		1,659,208
Food & Staples Retailing - 0.7%
Andersons, Inc.	22,786	751,710
Chefs' Warehouse Holdings (a)	7,195	279,814
HF Foods Group, Inc. (a)(b)	25,835	134,859
Ingles Markets, Inc. Class A	10,134	879,125
Natural Grocers by Vitamin Cottage, Inc.	789	12,585
PriceSmart, Inc.	6,466	463,160
Rite Aid Corp. (a)(b)	20,858	140,583
SpartanNash Co.	25,426	767,102
United Natural Foods, Inc. (a)	38,499	1,516,861
Village Super Market, Inc. Class A	6,037	137,704
Weis Markets, Inc.	11,718	873,460
		5,956,963
Food Products - 1.2%
Alico, Inc.	4,468	159,195
AppHarvest, Inc. (a)(b)	50,893	177,617
B&G Foods, Inc. Class A (b)	48,428	1,151,618
Benson Hill, Inc. (a)	62,503	171,258
Cal-Maine Foods, Inc.	2,128	105,144
Fresh Del Monte Produce, Inc.	21,701	640,831
Hostess Brands, Inc. Class A (a)	98,147	2,081,698
John B. Sanfilippo & Son, Inc.	2,463	178,543
Lancaster Colony Corp.	2,146	276,362
Landec Corp. (a)	18,682	186,260
Mission Produce, Inc. (a)	25,225	359,456
Sanderson Farms, Inc.	2,173	468,347
Seneca Foods Corp. Class A (a)	4,167	231,435
Sovos Brands, Inc. (b)	6,222	98,743
SunOpta, Inc. (a)	4,775	37,150
Tattooed Chef, Inc. (a)	2,074	13,066
The Hain Celestial Group, Inc. (a)	53,525	1,270,684
Tootsie Roll Industries, Inc.	1,594	56,348
TreeHouse Foods, Inc. (a)	36,222	1,514,804
Utz Brands, Inc. Class A	6,260	86,513
Whole Earth Brands, Inc. Class A (a)	28,986	179,713
		9,444,785
Household Products - 0.1%
Central Garden & Pet Co. (a)	9,246	392,215
Central Garden & Pet Co. Class A (non-vtg.) (a)	13,742	549,817
		942,032
Personal Products - 0.4%
Edgewell Personal Care Co.	38,284	1,321,564
Herbalife Nutrition Ltd. (a)	23,678	484,215
Nature's Sunshine Products, Inc. (a)	9,692	103,414
Nu Skin Enterprises, Inc. Class A	20,945	906,919
The Beauty Health Co. (a)(b)	7,870	101,208
The Honest Co., Inc. (a)	46,341	135,316
		3,052,636
Tobacco - 0.2%
Universal Corp.	17,217	1,041,629
Vector Group Ltd.	87,750	921,375
		1,963,004
TOTAL CONSUMER STAPLES		23,018,628
ENERGY - 5.0%
Energy Equipment & Services - 1.3%
Archrock, Inc.	96,318	796,550
Borr Drilling Ltd. (a)(b)	51,901	239,264
Bristow Group, Inc. (a)	16,855	394,407
Diamond Offshore Drilling, Inc. (a)	71,090	418,720
DMC Global, Inc. (a)	9,972	179,795
Dril-Quip, Inc. (a)	24,302	626,992
Expro Group Holdings NV (a)(b)	55,154	635,374
Helix Energy Solutions Group, Inc. (a)	101,743	315,403
Helmerich & Payne, Inc.	73,221	3,152,896
Nabors Industries Ltd. (a)	810	108,459
Newpark Resources, Inc. (a)	60,294	186,308
Noble Corp. (a)(b)	21,977	557,117
Oceaneering International, Inc. (a)	6,724	71,812
Oil States International, Inc. (a)	43,470	235,607
Patterson-UTI Energy, Inc.	49,320	777,283
ProPetro Holding Corp. (a)	62,122	621,220
Select Energy Services, Inc. Class A (a)	50,939	347,404
Tidewater, Inc. (a)	27,170	573,015
U.S. Silica Holdings, Inc. (a)	44,749	511,034
		10,748,660
Oil, Gas & Consumable Fuels - 3.7%
Aemetis, Inc. (a)(b)	20,699	101,632
Alto Ingredients, Inc. (a)(b)	51,503	191,076
Amplify Energy Corp. (a)	5,851	38,266
Archaea Energy, Inc. (a)	28,717	445,975
Ardmore Shipping Corp. (a)	24,858	173,260
Berry Corp.	47,546	362,301
California Resources Corp.	55,731	2,145,644
Callon Petroleum Co. (a)	5,923	232,182
Centennial Resource Development, Inc. Class A (a)	127,292	761,206
Centrus Energy Corp. Class A (a)(b)	7,596	188,001
Civitas Resources, Inc.	52,531	2,746,846
Clean Energy Fuels Corp. (a)(b)	120,603	540,301
CNX Resources Corp. (a)(b)	129,857	2,137,446
CONSOL Energy, Inc. (a)	1,415	69,873
DHT Holdings, Inc.	99,800	611,774
Dorian LPG Ltd.	21,872	332,454
Energy Fuels, Inc. (a)(b)	19,455	95,524
Equitrans Midstream Corp.	223,126	1,419,081
Excelerate Energy, Inc.	13,214	263,223
FLEX LNG Ltd.	20,275	555,332
Frontline Ltd. (NY Shares) (a)(b)	88,754	786,360
Gevo, Inc. (a)(b)	140,251	329,590
Golar LNG Ltd. (a)	67,879	1,544,247
Green Plains, Inc. (a)(b)	37,557	1,020,424
International Seaways, Inc.	35,042	742,890
Kinetik Holdings, Inc.	10,741	366,698
Murphy Oil Corp.	59,103	1,784,320
NACCO Industries, Inc. Class A	2,890	109,531
National Energy Services Reunited Corp. (a)	27,187	184,328
Nextdecade Corp. (a)	3,224	14,315
Nordic American Tanker Shipping Ltd.	135,531	288,681
Northern Oil & Gas, Inc.	7,067	178,512
PBF Energy, Inc. Class A (a)	53,303	1,546,853
Peabody Energy Corp. (a)	83,861	1,788,755
Rex American Resources Corp. (a)	3,764	319,187
Riley Exploration Permian, Inc.	2,763	66,809
Ring Energy, Inc. (a)	36,640	97,462
Scorpio Tankers, Inc.	35,349	1,219,894
SFL Corp. Ltd.	81,750	775,808
Teekay Corp. (a)	49,533	142,655
Teekay Tankers Ltd. (a)	16,278	286,981
Ur-Energy, Inc. (a)	15,160	16,070
Vertex Energy, Inc. (a)	4,470	47,024
W&T Offshore, Inc. (a)(b)	11,620	50,198
Whiting Petroleum Corp.	21,249	1,445,569
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	810	10,854
warrants 9/1/25 (a)	405	4,253
World Fuel Services Corp.	44,425	908,936
		29,488,601
TOTAL ENERGY		40,237,261
FINANCIALS - 28.3%
Banks - 17.4%
1st Source Corp.	11,501	522,145
ACNB Corp.	6,025	178,882
Allegiance Bancshares, Inc.	13,775	520,144
Amalgamated Financial Corp.	10,070	199,185
Amerant Bancorp, Inc. Class A	19,976	561,725
American National Bankshares, Inc.	7,420	256,806
Ameris Bancorp	47,128	1,893,603
Arrow Financial Corp.	9,843	313,106
Associated Banc-Corp.	106,162	1,938,518
Atlantic Union Bankshares Corp.	53,337	1,809,191
Banc of California, Inc.	39,072	688,449
BancFirst Corp.	5,573	533,392
Bancorp, Inc., Delaware (a)	16,335	318,859
Bank First National Corp.	4,596	348,423
Bank of Marin Bancorp	11,188	355,555
BankUnited, Inc.	58,145	2,068,218
Bankwell Financial Group, Inc.	4,020	124,821
Banner Corp.	24,352	1,368,826
Bar Harbor Bankshares	10,555	272,952
BayCom Corp.	8,450	174,746
BCB Bancorp, Inc.	10,271	174,915
Berkshire Hills Bancorp, Inc.	32,851	813,719
Blue Ridge Bankshares, Inc.	12,199	186,889
Brookline Bancorp, Inc., Delaware	54,057	719,499
Business First Bancshares, Inc.	15,138	322,591
Byline Bancorp, Inc.	17,526	417,119
Cadence Bank	122,779	2,882,851
Cambridge Bancorp	4,843	400,516
Camden National Corp.	10,220	450,191
Capital Bancorp, Inc.	6,451	139,987
Capital City Bank Group, Inc.	9,675	269,836
Capstar Financial Holdings, Inc.	14,514	284,765
Carter Bankshares, Inc. (a)	17,357	229,112
Cathay General Bancorp	51,288	2,007,925
CBTX, Inc.	13,122	348,914
Central Pacific Financial Corp.	19,320	414,414
Citizens & Northern Corp.	10,799	261,012
City Holding Co.	10,483	837,382
Civista Bancshares, Inc.	10,410	221,317
CNB Financial Corp., Pennsylvania	11,525	278,790
Colony Bankcorp, Inc.	11,671	176,115
Columbia Banking Systems, Inc.	56,107	1,607,466
Community Bank System, Inc.	38,015	2,405,589
Community Trust Bancorp, Inc.	11,182	452,200
ConnectOne Bancorp, Inc.	26,440	646,458
CrossFirst Bankshares, Inc. (a)	32,326	426,703
Customers Bancorp, Inc. (a)	22,077	748,410
CVB Financial Corp.	96,237	2,387,640
Dime Community Bancshares, Inc.	23,761	704,514
Eagle Bancorp, Inc.	22,560	1,069,570
Eastern Bankshares, Inc.	90,790	1,675,983
Enterprise Bancorp, Inc.	6,676	214,900
Enterprise Financial Services Corp.	25,126	1,042,729
Equity Bancshares, Inc.	10,962	319,652
Esquire Financial Holdings, Inc.	755	25,142
Farmers & Merchants Bancorp, Inc.	5,944	197,281
Farmers National Banc Corp.	22,500	337,500
FB Financial Corp.	25,830	1,013,053
Financial Institutions, Inc.	10,793	280,834
First Bancorp, North Carolina	25,145	877,561
First Bancorp, Puerto Rico	129,382	1,670,322
First Bancshares, Inc.	13,936	398,570
First Bank Hamilton New Jersey	11,084	154,954
First Busey Corp.	36,768	840,149
First Business Finance Services, Inc.	5,714	178,220
First Commonwealth Financial Corp.	66,512	892,591
First Community Bankshares, Inc.	11,709	344,362
First Financial Bancorp, Ohio	66,375	1,287,675
First Financial Corp., Indiana	8,143	362,364
First Foundation, Inc.	36,441	746,312
First Guaranty Bancshares, Inc.	3,909	95,028
First Internet Bancorp	6,475	238,410
First Interstate Bancsystem, Inc.	66,728	2,543,004
First Merchants Corp.	40,766	1,452,085
First Mid-Illinois Bancshares, Inc.	13,288	473,983
First of Long Island Corp.	15,935	279,341
First Western Financial, Inc. (a)	5,637	153,270
Five Star Bancorp	5,845	154,425
Flushing Financial Corp.	20,434	434,427
Fulton Financial Corp.	115,639	1,670,984
FVCBankcorp, Inc. (a)	8,054	151,657
German American Bancorp, Inc.	19,741	674,747
Glacier Bancorp, Inc.	68,869	3,265,768
Great Southern Bancorp, Inc.	6,830	399,965
Guaranty Bancshares, Inc. Texas	5,905	214,056
Hancock Whitney Corp.	61,373	2,720,665
Hanmi Financial Corp.	21,477	481,944
HarborOne Bancorp, Inc.	32,513	448,354
HBT Financial, Inc.	7,334	131,059
Heartland Financial U.S.A., Inc.	29,255	1,215,253
Heritage Commerce Corp.	41,624	444,961
Heritage Financial Corp., Washington	24,672	620,748
Hilltop Holdings, Inc.	43,651	1,163,736
Home Bancshares, Inc. (b)	135,395	2,812,154
HomeStreet, Inc.	12,744	441,834
HomeTrust Bancshares, Inc.	8,491	212,275
Hope Bancorp, Inc.	82,490	1,141,662
Horizon Bancorp, Inc. Indiana	28,752	500,860
Independent Bank Corp.	14,401	277,651
Independent Bank Corp.	33,255	2,641,445
Independent Bank Group, Inc.	26,160	1,776,526
International Bancshares Corp.	38,746	1,552,940
John Marshall Bankcorp, Inc.	8,117	182,957
Lakeland Bancorp, Inc.	44,333	648,148
Lakeland Financial Corp.	1,454	96,575
Live Oak Bancshares, Inc.	4,883	165,485
Macatawa Bank Corp.	18,784	166,051
Mercantile Bank Corp.	10,993	351,226
Meta Financial Group, Inc.	14,959	578,465
Metrocity Bankshares, Inc.	10,212	207,406
Metropolitan Bank Holding Corp. (a)	6,787	471,154
Mid Penn Bancorp, Inc.	10,239	276,146
Midland States Bancorp, Inc.	15,098	362,956
MidWestOne Financial Group, Inc.	10,100	300,172
MVB Financial Corp.	7,306	227,290
National Bank Holdings Corp.	19,358	740,831
NBT Bancorp, Inc.	29,784	1,119,581
Nicolet Bankshares, Inc. (a)	7,764	561,648
Northeast Bank	4,801	175,381
Northwest Bancshares, Inc.	86,474	1,106,867
OceanFirst Financial Corp.	41,314	790,337
OFG Bancorp	33,944	862,178
Old National Bancorp, Indiana	208,647	3,085,889
Old Second Bancorp, Inc.	30,232	404,504
Origin Bancorp, Inc.	16,008	621,110
Orrstown Financial Services, Inc.	7,573	183,039
Pacific Premier Bancorp, Inc.	66,788	1,952,881
Park National Corp.	10,228	1,240,145
Parke Bancorp, Inc.	7,217	151,268
PCB Bancorp	8,327	155,548
Peapack-Gladstone Financial Corp.	12,396	368,161
Peoples Bancorp, Inc.	19,747	525,270
Peoples Financial Services Corp.	4,998	279,088
Preferred Bank, Los Angeles	9,780	665,236
Premier Financial Corp.	25,256	640,240
Primis Financial Corp.	15,557	212,042
Professional Holdings Corp. (A Shares) (a)	8,552	171,468
QCR Holdings, Inc.	11,785	636,272
RBB Bancorp	10,670	220,549
Red River Bancshares, Inc.	3,115	168,459
Renasant Corp.	38,945	1,122,005
Republic Bancorp, Inc., Kentucky Class A	6,292	303,589
Republic First Bancorp, Inc. (a)(b)	34,526	131,544
S&T Bancorp, Inc.	27,809	762,801
Sandy Spring Bancorp, Inc.	31,549	1,232,619
Seacoast Banking Corp., Florida	43,107	1,424,255
Shore Bancshares, Inc.	12,666	234,321
Sierra Bancorp	9,818	213,345
Silvergate Capital Corp. (a)	4,646	248,700
Simmons First National Corp. Class A	89,040	1,892,990
SmartFinancial, Inc.	11,081	267,717
South Plains Financial, Inc.	7,116	171,780
Southern First Bancshares, Inc. (a)	5,419	236,214
Southside Bancshares, Inc.	21,790	815,382
Southstate Corp.	53,389	4,118,944
Stock Yards Bancorp, Inc.	3,212	192,142
Summit Financial Group, Inc.	7,942	220,629
Texas Capital Bancshares, Inc. (a)	36,193	1,905,200
The Bank of NT Butterfield & Son Ltd.	33,318	1,039,188
The First Bancorp, Inc.	6,930	208,801
Third Coast Bancshares, Inc.	8,557	187,398
Tompkins Financial Corp.	10,020	722,442
TowneBank	47,961	1,302,141
Trico Bancshares	22,558	1,029,547
Triumph Bancorp, Inc. (a)	10,773	673,959
Trustmark Corp.	43,591	1,272,421
UMB Financial Corp.	31,342	2,698,546
United Bankshares, Inc., West Virginia	94,313	3,307,557
United Community Bank, Inc.	75,719	2,285,957
Unity Bancorp, Inc.	5,024	133,036
Univest Corp. of Pennsylvania	20,794	528,999
USCB Financial Holdings, Inc. (a)	7,691	88,754
Valley National Bancorp	306,672	3,192,456
Veritex Holdings, Inc.	32,037	937,403
Washington Federal, Inc.	46,106	1,384,102
Washington Trust Bancorp, Inc.	12,319	595,870
WesBanco, Inc.	41,555	1,317,709
West Bancorp., Inc.	9,493	231,060
Westamerica Bancorp.	13,916	774,565
		140,857,437
Capital Markets - 0.9%
Artisan Partners Asset Management, Inc.	14,875	529,104
Assetmark Financial Holdings, Inc. (a)	15,383	288,739
Associated Capital Group, Inc.	1,102	39,485
Bakkt Holdings, Inc. Class A (a)(b)	40,340	84,714
BGC Partners, Inc. Class A	227,668	767,241
BrightSphere Investment Group, Inc.	1,792	32,274
Cowen Group, Inc. Class A	18,707	443,169
Donnelley Financial Solutions, Inc. (a)	18,383	538,438
GAMCO Investors, Inc. Class A	360	7,524
GCM Grosvenor, Inc. Class A	4,292	29,400
Manning & Napier, Inc. Class A	6,932	86,442
MarketWise, Inc. Class A (a)	9,666	34,798
Moelis & Co. Class A	22,977	904,145
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,245	206,335
Perella Weinberg Partners Class A	2,622	15,286
Piper Jaffray Companies	12,367	1,401,923
Sculptor Capital Management, Inc. Class A	9,783	81,688
Silvercrest Asset Management Group Class A	488	8,008
StoneX Group, Inc. (a)	11,115	867,748
Value Line, Inc.	42	2,774
Victory Capital Holdings, Inc.	8,311	200,295
Virtus Investment Partners, Inc.	4,530	774,721
		7,344,251
Consumer Finance - 1.1%
Atlanticus Holdings Corp. (a)	1,111	39,074
Consumer Portfolio Services, Inc. (a)(b)	10,178	104,325
CURO Group Holdings Corp.	3,237	17,901
Encore Capital Group, Inc. (a)(b)	17,106	988,214
Enova International, Inc. (a)	22,649	652,744
EZCORP, Inc. (non-vtg.) Class A (a)	35,616	267,476
FirstCash Holdings, Inc.	13,777	957,639
Green Dot Corp. Class A (a)	30,910	776,150
LendingClub Corp. (a)	68,341	798,906
MoneyLion, Inc. (a)	96,080	126,826
Navient Corp.	82,614	1,155,770
Nelnet, Inc. Class A	10,615	904,929
Oportun Financial Corp. (a)	19,785	163,622
OppFi, Inc. Class A (a)(b)	9,736	32,031
PRA Group, Inc. (a)	28,228	1,026,370
PROG Holdings, Inc. (a)	32,456	535,524
Regional Management Corp.	5,488	205,087
Sunlight Financial Holdings, Inc. Class A (a)	17,412	51,365
World Acceptance Corp. (a)(b)	885	99,332
		8,903,285
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc.	12,899	415,993
Alerus Financial Corp.	10,860	258,577
Banco Latinoamericano de Comercio Exterior SA Series E	19,549	259,415
Cannae Holdings, Inc. (a)	53,819	1,040,859
Compass Diversified Holdings	43,160	924,487
Jackson Financial, Inc.	53,797	1,439,070
SWK Holdings Corp. (a)	2,603	45,474
		4,383,875
Insurance - 2.9%
AMBAC Financial Group, Inc. (a)	32,621	370,248
American Equity Investment Life Holding Co.	55,496	2,029,489
Amerisafe, Inc.	13,637	709,260
Argo Group International Holdings, Ltd.	22,609	833,368
Bright Health Group, Inc. (b)	137,590	250,414
CNO Financial Group, Inc.	81,840	1,480,486
Crawford & Co. Class A	12,096	94,349
Donegal Group, Inc. Class A	10,789	183,952
eHealth, Inc. (a)	12,457	116,224
Employers Holdings, Inc.	19,674	824,144
Enstar Group Ltd. (a)	8,232	1,761,483
Genworth Financial, Inc. Class A (a)	362,440	1,279,413
Goosehead Insurance (b)	1,682	76,817
Greenlight Capital Re, Ltd. (a)	18,720	144,706
Hippo Holdings, Inc. (a)	181,368	159,350
Horace Mann Educators Corp.	29,629	1,137,161
Investors Title Co.	796	124,884
James River Group Holdings Ltd.	26,144	647,848
Lemonade, Inc. (a)(b)	28,565	521,597
MBIA, Inc. (a)	34,124	421,431
Mercury General Corp.	19,054	844,092
National Western Life Group, Inc.	1,611	326,550
NI Holdings, Inc. (a)	5,858	96,247
Oscar Health, Inc. (a)	84,180	357,765
ProAssurance Corp.	38,393	907,227
Root, Inc. (a)	100,091	119,108
Safety Insurance Group, Inc.	10,146	985,177
Selective Insurance Group, Inc.	42,502	3,695,124
Selectquote, Inc. (a)	95,312	236,374
Siriuspoint Ltd. (a)	59,600	323,032
Stewart Information Services Corp.	19,118	951,121
Tiptree, Inc.	17,013	180,678
Trean Insurance Group, Inc. (a)	16,091	100,247
United Fire Group, Inc.	15,177	519,509
Universal Insurance Holdings, Inc.	15,336	199,828
		23,008,703
Mortgage Real Estate Investment Trusts - 2.8%
Angel Oak Mortgage, Inc. (b)	8,743	113,309
Apollo Commercial Real Estate Finance, Inc.	101,540	1,060,078
Arbor Realty Trust, Inc.	111,537	1,462,250
Ares Commercial Real Estate Corp.	32,587	398,539
Armour Residential REIT, Inc.	74,223	522,530
Blackstone Mortgage Trust, Inc.	121,844	3,371,423
BrightSpire Capital, Inc.	68,540	517,477
Broadmark Realty Capital, Inc.	94,624	634,927
Chimera Investment Corp.	170,861	1,506,994
Claros Mortgage Trust, Inc.	65,663	1,099,855
Dynex Capital, Inc.	26,551	422,692
Ellington Financial LLC	41,266	605,372
Franklin BSP Realty Trust, Inc.	60,375	813,855
Granite Point Mortgage Trust, Inc.	38,842	371,718
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56,864	2,152,871
Invesco Mortgage Capital, Inc.	23,631	346,903
KKR Real Estate Finance Trust, Inc.	37,358	651,897
Ladder Capital Corp. Class A	82,102	865,355
MFA Financial, Inc.	73,873	794,135
New York Mortgage Trust, Inc.	274,222	756,853
Nexpoint Real Estate Finance, Inc.	5,767	116,897
Orchid Island Capital, Inc.	128,871	367,282
PennyMac Mortgage Investment Trust	53,549	740,583
Ready Capital Corp.	53,590	638,793
Redwood Trust, Inc.	86,427	666,352
TPG RE Finance Trust, Inc.	49,950	450,050
Two Harbors Investment Corp.	248,532	1,237,689
		22,686,679
Thrifts & Mortgage Finance - 2.7%
Axos Financial, Inc. (a)	36,719	1,316,376
Blue Foundry Bancorp	18,692	224,117
Bridgewater Bancshares, Inc. (a)	11,654	188,096
Capitol Federal Financial, Inc.	92,559	849,692
Columbia Financial, Inc. (a)	16,336	356,288
Enact Holdings, Inc.	21,413	459,951
Essent Group Ltd.	75,057	2,919,717
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	6,470	631,796
Finance of America Companies, Inc. (a)(b)	27,464	43,118
Flagstar Bancorp, Inc.	37,228	1,319,733
Hingham Institution for Savings	976	276,960
Home Bancorp, Inc.	5,244	178,978
Home Point Capital, Inc. (b)	5,776	22,642
Kearny Financial Corp.	44,195	491,006
Luther Burbank Corp.	10,667	139,204
Merchants Bancorp	11,272	255,536
Mr. Cooper Group, Inc. (a)	51,697	1,899,348
NMI Holdings, Inc. (a)	56,030	932,900
Northfield Bancorp, Inc.	31,269	407,435
PCSB Financial Corp.	8,929	170,455
PennyMac Financial Services, Inc.	21,072	921,057
Pioneer Bancorp, Inc. (a)	8,359	81,918
Provident Bancorp, Inc.	10,293	161,600
Provident Financial Services, Inc.	53,265	1,185,679
Radian Group, Inc.	123,401	2,424,830
Southern Missouri Bancorp, Inc.	5,697	257,846
Sterling Bancorp, Inc. (a)	12,248	69,814
Trustco Bank Corp., New York	13,399	413,225
Velocity Financial, Inc. (a)	5,662	62,225
Walker & Dunlop, Inc.	6,660	641,624
Waterstone Financial, Inc.	14,366	244,940
WSFS Financial Corp.	45,891	1,839,770
		21,387,876
TOTAL FINANCIALS		228,572,106
HEALTH CARE - 11.0%
Biotechnology - 5.9%
2seventy bio, Inc. (a)	26,638	351,622
4D Molecular Therapeutics, Inc. (a)(b)	21,384	149,260
Adagio Therapeutics, Inc. (b)	36,533	119,828
Adicet Bio, Inc. (a)(b)	20,172	294,511
ADMA Biologics, Inc. (a)	73,558	145,645
Aerovate Therapeutics, Inc.	6,535	102,142
Affimed NV (a)	5,553	15,382
Agios Pharmaceuticals, Inc. (a)(b)	38,873	861,814
Akero Therapeutics, Inc. (a)	18,607	175,836
Allogene Therapeutics, Inc. (a)(b)	56,616	645,422
Allovir, Inc. (a)	22,249	86,771
Alpine Immune Sciences, Inc. (a)	6,217	52,907
ALX Oncology Holdings, Inc. (a)	15,255	123,413
AnaptysBio, Inc. (a)(b)	14,448	293,294
Anika Therapeutics, Inc. (a)	10,393	231,972
Arbutus Biopharma Corp. (a)(b)	35,927	97,362
Arcellx, Inc.	7,002	126,596
Arcturus Therapeutics Holdings, Inc. (a)	1,397	21,989
Arcus Biosciences, Inc. (a)(b)	36,566	926,582
Atara Biotherapeutics, Inc. (a)	59,547	463,871
Avidity Biosciences, Inc. (a)(b)	34,667	503,712
BioCryst Pharmaceuticals, Inc. (a)	40,798	431,643
Biohaven Pharmaceutical Holding Co. Ltd. (a)	16,813	2,449,822
BioXcel Therapeutics, Inc. (a)(b)	13,641	180,061
bluebird bio, Inc. (a)(b)	50,998	211,132
BridgeBio Pharma, Inc. (a)(b)	28,252	256,528
C4 Therapeutics, Inc. (a)	29,975	226,012
Caribou Biosciences, Inc.	38,491	209,006
Celldex Therapeutics, Inc. (a)	25,730	693,681
Century Therapeutics, Inc. (b)	14,340	120,456
ChemoCentryx, Inc. (a)	11,716	290,322
Chimerix, Inc. (a)	20,106	41,820
Chinook Therapeutics, Inc. (a)	31,017	542,487
Chinook Therapeutics, Inc. rights (a)(c)	488	0
Cogent Biosciences, Inc. (a)(b)	31,781	286,665
Crinetics Pharmaceuticals, Inc. (a)	32,184	600,232
CTI BioPharma Corp. (a)	53,132	317,198
Cullinan Oncology, Inc. (a)	21,267	272,643
Cytokinetics, Inc. (a)(b)	5,618	220,731
Day One Biopharmaceuticals, Inc. (a)(b)	16,637	297,802
Deciphera Pharmaceuticals, Inc. (a)(b)	22,949	301,779
Design Therapeutics, Inc. (a)(b)	24,150	338,100
Dyne Therapeutics, Inc. (a)(b)	22,576	155,097
Editas Medicine, Inc. (a)(b)	49,018	579,883
Eiger Biopharmaceuticals, Inc. (a)	3,042	19,165
Emergent BioSolutions, Inc. (a)	35,864	1,113,219
Enanta Pharmaceuticals, Inc. (a)	12,414	586,810
Enochian Biosciences, Inc. (a)(b)	14,178	27,364
EQRx, Inc. (a)	97,306	456,365
Erasca, Inc.	46,243	257,574
FibroGen, Inc. (a)	7,020	74,131
Forma Therapeutics Holdings, Inc. (a)	25,747	177,397
Gelesis Holdings, Inc. Class A (a)(b)	5,797	8,985
Generation Bio Co. (a)(b)	33,167	217,576
Geron Corp. (a)(b)	79,489	123,208
HilleVax, Inc.	7,473	81,680
Icosavax, Inc. (a)	15,817	90,631
Ideaya Biosciences, Inc. (a)(b)	25,367	350,065
IGM Biosciences, Inc. (a)(b)	1,641	29,587
Imago BioSciences, Inc. (b)	7,711	103,250
ImmunityBio, Inc. (a)(b)	13,407	49,874
ImmunoGen, Inc. (a)	77,461	348,575
Immunovant, Inc. (a)(b)	28,684	111,868
Inovio Pharmaceuticals, Inc. (a)(b)	156,770	271,212
Instil Bio, Inc. (a)(b)	49,600	229,152
Intellia Therapeutics, Inc. (a)	18,534	959,320
Iovance Biotherapeutics, Inc. (a)	107,400	1,185,696
iTeos Therapeutics, Inc. (a)	16,773	345,524
Janux Therapeutics, Inc.	12,235	149,389
Jounce Therapeutics, Inc. (a)	30,198	91,500
Kalvista Pharmaceuticals, Inc. (a)	17,432	171,531
Keros Therapeutics, Inc. (a)	620	17,131
Kezar Life Sciences, Inc. (a)(b)	33,140	274,068
Kiniksa Pharmaceuticals Ltd. (a)	1,160	11,240
Kinnate Biopharma, Inc. (a)	20,832	262,692
Kodiak Sciences, Inc. (a)	23,752	181,465
Kronos Bio, Inc. (a)(b)	29,122	106,004
Krystal Biotech, Inc. (a)(b)	9,911	650,756
Kura Oncology, Inc. (a)	45,210	828,699
Kymera Therapeutics, Inc. (a)(b)	26,865	528,972
Lexicon Pharmaceuticals, Inc. (a)(b)	32,777	60,965
Ligand Pharmaceuticals, Inc. Class B (a)	9,448	842,951
Lyell Immunopharma, Inc. (b)	123,111	802,684
Macrogenics, Inc. (a)(b)	42,923	126,623
MannKind Corp. (a)(b)	157,916	601,660
MeiraGTx Holdings PLC (a)	20,048	151,763
Mersana Therapeutics, Inc. (a)	62,486	288,685
MiMedx Group, Inc. (a)	80,480	279,266
Monte Rosa Therapeutics, Inc. (b)	20,438	197,635
Morphic Holding, Inc. (a)	2,697	58,525
Myriad Genetics, Inc. (a)	56,644	1,029,221
Nkarta, Inc. (a)(b)	23,094	284,518
Nurix Therapeutics, Inc. (a)(b)	31,601	400,385
Nuvalent, Inc. Class A (a)(b)	12,068	163,642
Pardes Biosciences, Inc. (a)	20,346	62,462
PepGen, Inc.	4,805	47,714
PMV Pharmaceuticals, Inc. (a)(b)	26,240	373,920
Point Biopharma Global, Inc. (a)(b)	3,255	22,167
Praxis Precision Medicines, Inc. (a)(b)	24,732	60,593
Precigen, Inc. (a)(b)	11,169	14,966
Protagonist Therapeutics, Inc. (a)	32,784	259,321
PTC Therapeutics, Inc. (a)	12,198	488,652
Rallybio Corp. (a)	2,504	18,905
RAPT Therapeutics, Inc. (a)	5,750	104,938
Recursion Pharmaceuticals, Inc. (a)(b)	87,339	710,939
REGENXBIO, Inc. (a)	28,573	705,753
Relay Therapeutics, Inc. (a)(b)	49,994	837,400
Replimune Group, Inc. (a)(b)	21,511	376,012
Revolution Medicines, Inc. (a)(b)	38,491	750,190
Rocket Pharmaceuticals, Inc. (a)	31,194	429,229
Sage Therapeutics, Inc. (a)	37,104	1,198,459
Sana Biotechnology, Inc. (a)(b)	63,188	406,299
Sangamo Therapeutics, Inc. (a)	80,709	334,135
Sorrento Therapeutics, Inc. (a)(b)	230,378	463,060
Springworks Therapeutics, Inc. (a)(b)	19,840	488,461
Stoke Therapeutics, Inc. (a)	16,012	211,519
Sutro Biopharma, Inc. (a)	31,354	163,354
Syndax Pharmaceuticals, Inc. (a)(b)	28,089	540,432
Talaris Therapeutics, Inc. (a)	15,969	72,020
Tango Therapeutics, Inc. (a)	33,263	150,681
Tenaya Therapeutics, Inc. (a)(b)	19,873	111,885
Travere Therapeutics, Inc. (a)	4,013	97,235
Turning Point Therapeutics, Inc. (a)	28,819	2,168,630
Twist Bioscience Corp. (a)(b)	12,152	424,834
Tyra Biosciences, Inc. (b)	9,415	67,317
Vanda Pharmaceuticals, Inc. (a)	39,286	428,217
Vaxart, Inc. (a)(b)	70,168	245,588
VBI Vaccines, Inc. (a)(b)	138,346	111,853
Vera Therapeutics, Inc. (a)(b)	931	12,671
Veracyte, Inc. (a)	51,048	1,015,855
Verve Therapeutics, Inc.	22,325	341,126
Vir Biotechnology, Inc. (a)	51,652	1,315,576
Viridian Therapeutics, Inc. (a)	5,004	57,896
VistaGen Therapeutics, Inc. (a)	28,483	25,065
Xencor, Inc. (a)	40,905	1,119,570
Zentalis Pharmaceuticals, Inc. (a)(b)	1,406	39,509
		47,467,637
Health Care Equipment & Supplies - 1.1%
Alphatec Holdings, Inc. (a)	5,293	34,616
Angiodynamics, Inc. (a)	26,519	513,143
Artivion, Inc. (a)	4,214	79,560
Atricure, Inc. (a)	11,406	466,049
Avanos Medical, Inc. (a)	33,563	917,612
BioLife Solutions, Inc. (a)	22,201	306,596
Bioventus, Inc. (a)(b)	22,539	153,716
Butterfly Network, Inc. Class A (a)(b)	94,770	290,944
Cardiovascular Systems, Inc. (a)	12,948	185,933
CryoPort, Inc. (a)	5,844	181,047
Cue Health, Inc. (b)	76,782	245,702
Embecta Corp. (a)	5,545	140,399
Figs, Inc. Class A (a)	13,529	123,249
Inari Medical, Inc. (a)	3,062	208,185
Inogen, Inc. (a)	15,493	374,621
Integer Holdings Corp. (a)	23,459	1,657,613
LivaNova PLC (a)	9,022	563,604
Merit Medical Systems, Inc. (a)	5,571	302,338
Nano-X Imaging Ltd. (a)(b)	27,265	308,095
Natus Medical, Inc. (a)	10,940	358,504
Neogen Corp. (a)	6,243	150,394
OraSure Technologies, Inc. (a)	52,022	140,980
Orthofix International NV (a)	13,796	324,758
RxSight, Inc.	944	13,292
Seaspine Holdings Corp. (a)	25,268	142,764
Sight Sciences, Inc.	13,906	125,015
Tactile Systems Technology, Inc. (a)	9,023	65,868
Utah Medical Products, Inc.	195	16,751
Varex Imaging Corp. (a)(b)	27,500	588,225
ViewRay, Inc. (a)	12,155	32,211
Zimvie, Inc. (a)	14,819	237,252
		9,249,036
Health Care Providers & Services - 1.7%
1Life Healthcare, Inc. (a)(b)	128,462	1,007,142
23andMe Holding Co. Class A (a)(b)	70,407	174,609
Accolade, Inc. (a)	41,609	307,907
AdaptHealth Corp. (a)	51,453	928,212
Addus HomeCare Corp. (a)	6,667	555,228
ATI Physical Therapy, Inc. (a)	53,613	75,594
Aveanna Healthcare Holdings, Inc. (a)	31,900	72,094
Brookdale Senior Living, Inc. (a)	132,093	599,702
CareMax, Inc. Class A (a)	42,544	154,435
Castle Biosciences, Inc. (a)	16,946	371,965
Community Health Systems, Inc. (a)	89,159	334,346
Covetrus, Inc. (a)	75,384	1,564,218
Cross Country Healthcare, Inc. (a)	22,603	470,820
Fulgent Genetics, Inc. (a)(b)	15,356	837,363
Hims & Hers Health, Inc. (a)	13,462	60,983
Innovage Holding Corp. (a)	12,153	53,230
Invitae Corp. (a)(b)	163,429	398,767
LifeStance Health Group, Inc. (b)	48,122	267,558
MEDNAX, Inc. (a)	61,196	1,285,728
Modivcare, Inc. (a)	6,191	523,140
National Healthcare Corp.	8,971	627,073
Opko Health, Inc. (a)(b)	287,287	726,836
Owens & Minor, Inc.	46,462	1,461,230
P3 Health Partners, Inc. Class A (a)	6,936	25,802
Patterson Companies, Inc.	13,194	399,778
PetIQ, Inc. Class A (a)	4,085	68,587
Select Medical Holdings Corp.	11,691	276,141
Sema4 Holdings Corp. Class A (a)	112,745	142,059
Surgery Partners, Inc. (a)	3,295	95,291
		13,865,838
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	81,163	1,203,647
American Well Corp. (a)(b)	162,970	704,030
Computer Programs & Systems, Inc. (a)	10,179	325,423
Convey Health Solutions Holdin	11,492	119,517
Health Catalyst, Inc. (a)	38,338	555,518
HealthStream, Inc. (a)	16,242	352,614
MultiPlan Corp. Class A (a)(b)	269,153	1,477,650
Nextgen Healthcare, Inc. (a)	20,547	358,340
Phreesia, Inc. (a)	18,350	458,934
Sharecare, Inc. Class A (a)	44,048	69,596
		5,625,269
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)	84,674	901,778
Absci Corp.	37,534	124,613
Adaptive Biotechnologies Corp. (a)	75,104	607,591
Alpha Teknova, Inc. (b)	4,523	37,993
Berkeley Lights, Inc. (a)(b)	39,858	198,094
BioNano Genomics, Inc. (a)(b)	208,659	287,949
Inotiv, Inc. (a)(b)	12,389	118,934
MaxCyte, Inc. (b)	62,037	293,435
Nanostring Technologies, Inc. (a)	3,459	43,929
Nautilus Biotechnology, Inc. (a)	34,201	92,001
NeoGenomics, Inc. (a)	88,350	720,053
Pacific Biosciences of California, Inc. (a)(b)	160,553	709,644
Quanterix Corp. (a)	20,992	339,860
Quantum-Si, Inc. (a)	65,214	151,296
Science 37 Holdings, Inc. (a)	4,318	8,679
Seer, Inc. (a)(b)	36,799	329,351
Singular Genomics Systems, Inc. (a)(b)	39,737	151,795
SomaLogic, Inc. Class A (a)	92,702	419,013
		5,536,008
Pharmaceuticals - 0.9%
Aerie Pharmaceuticals, Inc. (a)(b)	5,039	37,793
Amylyx Pharmaceuticals, Inc. (b)	6,575	126,635
AN2 Therapeutics, Inc. (b)	2,677	20,747
ANI Pharmaceuticals, Inc. (a)(b)	8,980	266,437
Atea Pharmaceuticals, Inc. (a)	54,355	385,921
Athira Pharma, Inc. (a)(b)	24,347	74,258
Cara Therapeutics, Inc. (a)(b)	31,936	291,576
CinCor Pharma, Inc. (b)	9,553	179,979
DICE Therapeutics, Inc. (b)	20,228	313,939
Edgewise Therapeutics, Inc. (a)	21,192	168,688
Endo International PLC (a)	167,111	77,824
Eyepoint Pharmaceuticals, Inc. (a)(b)	10,192	80,211
Fulcrum Therapeutics, Inc. (a)(b)	24,318	119,158
Liquidia Technologies, Inc. (a)	12,585	54,871
Nektar Therapeutics (a)	128,647	488,859
NGM Biopharmaceuticals, Inc. (a)(b)	11,163	143,110
Nuvation Bio, Inc. (a)(b)	82,959	268,787
Phibro Animal Health Corp. Class A	845	16,165
Prestige Brands Holdings, Inc. (a)	35,830	2,106,804
Provention Bio, Inc. (a)(b)	5,849	23,396
Reata Pharmaceuticals, Inc. (a)(b)	3,262	99,132
Relmada Therapeutics, Inc. (a)	5,347	101,540
Supernus Pharmaceuticals, Inc. (a)	34,897	1,009,221
Tarsus Pharmaceuticals, Inc. (a)(b)	12,921	188,647
Theravance Biopharma, Inc. (a)	5,065	45,889
Theseus Pharmaceuticals, Inc. (b)	12,187	67,394
Tricida, Inc. (a)	19,100	184,888
Zogenix, Inc. rights (a)(c)	35,444	24,102
		6,965,971
TOTAL HEALTH CARE		88,709,759
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.3%
AAR Corp. (a)(b)	24,090	1,007,926
Aerojet Rocketdyne Holdings, Inc. (a)	14,007	568,684
AerSale Corp. (a)	11,374	165,037
Archer Aviation, Inc. Class A (a)	88,746	273,338
Astra Space, Inc. Class A (a)(b)	102,502	133,253
Astronics Corp. (a)	18,057	183,640
Ducommun, Inc. (a)	7,896	339,844
Kaman Corp.	19,914	622,313
Kratos Defense & Security Solutions, Inc. (a)	88,055	1,222,203
Maxar Technologies, Inc.	51,802	1,351,514
Momentus, Inc. Class A (a)(b)	25,199	54,430
Moog, Inc. Class A	16,985	1,348,439
National Presto Industries, Inc.	3,664	240,505
Park Aerospace Corp.	14,023	178,933
Parsons Corp. (a)	23,965	968,665
Redwire Corp. (a)	11,730	35,659
Terran Orbital Corp. Class A (a)(b)	17,178	78,675
Triumph Group, Inc. (a)	45,575	605,692
Vectrus, Inc. (a)	8,214	274,840
Virgin Galactic Holdings, Inc. (a)	84,937	511,321
		10,164,911
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	26,170	751,864
Atlas Air Worldwide Holdings, Inc. (a)	19,940	1,230,497
Hub Group, Inc. Class A (a)	23,943	1,698,516
Radiant Logistics, Inc. (a)	20,391	151,301
		3,832,178
Airlines - 0.5%
Allegiant Travel Co. (a)	6,193	700,366
Blade Air Mobility, Inc. (a)	40,042	178,587
Hawaiian Holdings, Inc. (a)	36,020	515,446
Joby Aviation, Inc. (a)	16,395	80,499
SkyWest, Inc. (a)	35,480	753,950
Spirit Airlines, Inc. (a)	77,629	1,850,675
Wheels Up Experience, Inc. Class A (a)	113,417	221,163
		4,300,686
Building Products - 0.7%
American Woodmark Corp. (a)	11,111	500,106
Caesarstone Sdot-Yam Ltd.	16,125	147,221
Cornerstone Building Brands, Inc. (a)	6,119	149,854
Gibraltar Industries, Inc. (a)	23,467	909,346
Griffon Corp.	16,061	450,190
Jeld-Wen Holding, Inc. (a)	38,627	563,568
Quanex Building Products Corp.	23,523	535,148
Resideo Technologies, Inc. (a)	103,029	2,000,823
UFP Industries, Inc.	5,381	366,661
View, Inc. Class A (a)(b)	79,637	129,012
		5,751,929
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	47,760	2,073,739
ACCO Brands Corp.	67,282	439,351
ACV Auctions, Inc. Class A (a)	41,101	268,801
Brady Corp. Class A	7,542	356,284
BrightView Holdings, Inc. (a)	31,658	379,896
CompX International, Inc. Class A	1,042	24,164
CoreCivic, Inc. (a)	85,998	955,438
Deluxe Corp.	30,754	666,439
Ennis, Inc.	18,165	367,478
Harsco Corp. (a)	55,948	397,790
Healthcare Services Group, Inc. (b)	27,396	476,964
Heritage-Crystal Clean, Inc. (a)	11,211	302,249
Interface, Inc.	7,903	99,104
KAR Auction Services, Inc. (a)	85,860	1,268,152
Kimball International, Inc. Class B	25,965	199,152
Li-Cycle Holdings Corp. (a)	58,176	400,251
Matthews International Corp. Class A	21,785	624,576
Millerknoll, Inc.	54,145	1,422,389
NL Industries, Inc.	5,863	57,868
Quad/Graphics, Inc. (a)	24,978	68,690
Steelcase, Inc. Class A	61,255	657,266
The GEO Group, Inc. (a)	84,231	555,925
UniFirst Corp.	10,666	1,836,472
Viad Corp. (a)	14,468	399,461
VSE Corp.	7,565	284,293
		14,582,192
Construction & Engineering - 0.9%
API Group Corp. (a)	147,360	2,205,979
Arcosa, Inc.	34,502	1,601,928
Argan, Inc.	9,988	372,752
Concrete Pumping Holdings, Inc. (a)	18,760	113,686
Fluor Corp. (a)	8,835	215,044
Granite Construction, Inc.	32,433	945,098
Great Lakes Dredge & Dock Corp. (a)	35,054	459,558
IES Holdings, Inc. (a)	2,044	61,667
Northwest Pipe Co. (a)	5,569	166,736
Primoris Services Corp.	35,673	776,244
Sterling Construction Co., Inc. (a)	3,363	73,717
Tutor Perini Corp. (a)	29,917	262,671
		7,255,080
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	826	18,866
AZZ, Inc.	17,492	714,023
Encore Wire Corp.	13,569	1,410,090
EnerSys	26,121	1,540,094
ESS Tech, Inc. Class A (a)(b)	5,662	15,910
FuelCell Energy, Inc. (a)(b)	72,457	271,714
NuScale Power Corp. (a)(b)	12,197	121,848
Powell Industries, Inc.	6,526	152,513
Preformed Line Products Co.	1,787	109,901
Stem, Inc. (a)	5,589	40,017
Thermon Group Holdings, Inc. (a)	23,649	332,268
		4,727,244
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	2,174	50,024
Machinery - 3.1%
Alamo Group, Inc.	1,072	124,813
Albany International Corp. Class A	18,087	1,425,075
Altra Industrial Motion Corp.	46,302	1,632,146
Astec Industries, Inc.	16,242	662,349
Barnes Group, Inc.	34,863	1,085,634
CIRCOR International, Inc. (a)	9,392	153,935
Columbus McKinnon Corp. (NY Shares)	19,913	564,932
Desktop Metal, Inc. (a)(b)	188,415	414,513
EnPro Industries, Inc.	14,826	1,214,694
ESCO Technologies, Inc.	16,686	1,140,822
Fathom Digital Manufacturing Corp. (a)	7,270	28,208
Gorman-Rupp Co.	13,189	373,249
Hillenbrand, Inc.	25,869	1,059,594
Hillman Solutions Corp. Class A (a)	95,791	827,634
Hydrofarm Holdings Group, Inc. (a)	31,051	108,057
Hyliion Holdings Corp. Class A (a)(b)	94,658	304,799
Hyster-Yale Materials Handling Class A	7,731	249,093
Kennametal, Inc.	58,877	1,367,713
Luxfer Holdings PLC sponsored	12,060	182,347
Manitowoc Co., Inc. (a)	24,718	260,281
Markforged Holding Corp. (a)	68,071	125,931
Microvast Holdings, Inc. (a)	49,140	109,091
Miller Industries, Inc.	7,448	168,846
Mueller Industries, Inc.	25,518	1,359,854
Proterra, Inc. Class A (a)(b)	85,434	396,414
Proto Labs, Inc. (a)	16,458	787,351
RBC Bearings, Inc. (a)	17,388	3,215,911
REV Group, Inc.	24,851	270,130
SPX Corp. (a)	31,536	1,666,362
Standex International Corp.	8,508	721,308
Tennant Co.	7,318	433,592
Terex Corp.	24,662	674,999
The Greenbrier Companies, Inc. (b)	22,657	815,425
Trinity Industries, Inc.	50,514	1,223,449
Wabash National Corp.	4,582	62,224
		25,210,775
Marine - 0.6%
Costamare, Inc.	38,337	463,878
Eagle Bulk Shipping, Inc.	9,546	495,246
Eneti, Inc.	16,231	99,658
Genco Shipping & Trading Ltd.	26,092	504,097
Golden Ocean Group Ltd.	87,488	1,018,360
Matson, Inc.	28,558	2,081,307
Safe Bulkers, Inc.	52,324	199,878
		4,862,424
Professional Services - 0.8%
Alight, Inc. Class A (a)	241,814	1,632,245
Atlas Technical Consultants, Inc. (a)	3,895	20,488
Barrett Business Services, Inc.	500	36,435
First Advantage Corp.	38,589	488,923
Heidrick & Struggles International, Inc.	13,937	451,001
Huron Consulting Group, Inc. (a)	6,026	391,630
ICF International, Inc.	3,899	370,405
Kelly Services, Inc. Class A (non-vtg.)	24,984	495,433
ManTech International Corp. Class A	13,072	1,247,722
Planet Labs PBC Class A (a)	14,199	61,482
Resources Connection, Inc.	22,586	460,077
Skillsoft Corp. (a)(b)	57,866	203,688
Spire Global, Inc. (a)	89,059	103,308
Sterling Check Corp. (b)	1,188	19,376
TrueBlue, Inc. (a)	23,328	417,571
Willdan Group, Inc. (a)	7,501	206,878
		6,606,662
Road & Rail - 0.5%
ArcBest Corp.	11,742	826,285
Bird Global, Inc. Class A (a)	122,769	53,527
Covenant Transport Group, Inc. Class A	7,890	197,960
Heartland Express, Inc.	33,228	462,201
Marten Transport Ltd.	10,751	180,832
TuSimple Holdings, Inc. (a)(b)	99,600	720,108
Universal Logistics Holdings, Inc.	1,312	35,831
Werner Enterprises, Inc.	40,624	1,565,649
		4,042,393
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc. (a)	12,245	109,838
Beacon Roofing Supply, Inc. (a)	11,563	593,876
BlueLinx Corp. (a)	6,676	446,024
Boise Cascade Co.	22,268	1,324,723
Custom Truck One Source, Inc. Class A (a)	29,723	166,449
Distribution Solutions Group I (a)	442	22,714
DXP Enterprises, Inc. (a)	10,856	332,519
GATX Corp.	23,888	2,249,294
Global Industrial Co.	2,574	86,924
NOW, Inc. (a)	78,519	767,916
Rush Enterprises, Inc.:
Class A	31,324	1,509,817
Class B	3,736	185,343
Textainer Group Holdings Ltd. (b)	28,507	781,377
Titan Machinery, Inc. (a)	14,435	323,488
Triton International Ltd.	45,313	2,385,729
		11,286,031
TOTAL INDUSTRIALS		102,672,529
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.4%
ADTRAN, Inc.	3,301	57,867
Aviat Networks, Inc. (a)	7,887	197,490
Calix, Inc. (a)	8,631	294,662
Comtech Telecommunications Corp.	18,429	167,151
Digi International, Inc. (a)	16,096	389,845
Inseego Corp. (a)(b)	47,214	89,234
NETGEAR, Inc. (a)	20,164	373,437
NetScout Systems, Inc. (a)	50,265	1,701,470
Ribbon Communications, Inc. (a)	51,502	156,566
		3,427,722
Electronic Equipment & Components - 1.8%
908 Devices, Inc. (a)	12,007	247,224
Aeva Technologies, Inc. (a)(b)	64,534	201,991
Akoustis Technologies, Inc. (a)(b)	2,041	7,552
Belden, Inc.	14,601	777,795
Benchmark Electronics, Inc.	24,769	558,789
ePlus, Inc. (a)	4,355	231,338
Evolv Technologies Holdings, Inc. (a)	59,955	159,480
FARO Technologies, Inc. (a)	12,072	372,180
Insight Enterprises, Inc. (a)	3,501	302,066
Itron, Inc. (a)	29,536	1,459,964
Kimball Electronics, Inc. (a)	17,102	343,750
Knowles Corp. (a)	63,786	1,105,411
Methode Electronics, Inc. Class A	25,833	956,854
Mirion Technologies, Inc. Class A (a)	97,309	560,500
nLIGHT, Inc. (a)	31,309	319,978
OSI Systems, Inc. (a)	10,290	879,178
Ouster, Inc. (a)(b)	97,431	157,838
Par Technology Corp. (a)	11,814	442,907
PC Connection, Inc.	8,028	353,633
Plexus Corp. (a)	2,859	224,432
Sanmina Corp. (a)	42,759	1,741,574
ScanSource, Inc. (a)	18,236	567,869
TTM Technologies, Inc. (a)	72,123	901,538
Velodyne Lidar, Inc. (a)	138,452	132,249
Vishay Intertechnology, Inc.	94,209	1,678,804
Vishay Precision Group, Inc. (a)	8,868	258,325
		14,943,219
IT Services - 1.1%
AvidXchange Holdings, Inc. (b)	11,371	69,818
Bread Financial Holdings, Inc.	35,639	1,320,781
Brightcove, Inc. (a)	9,465	59,819
Cantaloupe, Inc. (a)	16,695	93,492
Cass Information Systems, Inc.	8,042	271,820
Conduent, Inc. (a)	120,844	522,046
Core Scientific, Inc. (a)(b)	142,555	212,407
Edgio, Inc. (a)	7,854	18,143
Fastly, Inc. Class A (a)	79,433	922,217
Hackett Group, Inc.	1,994	37,826
Information Services Group, Inc.	13,823	93,443
Maximus, Inc.	2,433	152,087
MoneyGram International, Inc. (a)	66,789	667,890
Paysafe Ltd. (a)	240,966	469,884
PFSweb, Inc. (a)	11,768	138,392
Rackspace Technology, Inc. (a)(b)	41,021	294,121
Repay Holdings Corp. (a)	62,377	801,544
Sabre Corp. (a)	184,673	1,076,644
SolarWinds, Inc.	34,375	352,344
Squarespace, Inc. Class A (a)(b)	16,743	350,264
StoneCo Ltd. Class A (a)	94,774	729,760
Unisys Corp. (a)	12,189	146,634
		8,801,376
Semiconductors & Semiconductor Equipment - 0.6%
ACM Research, Inc. (b)	29,549	497,310
Alpha & Omega Semiconductor Ltd. (a)	3,487	116,257
Amkor Technology, Inc.	57,605	976,405
AXT, Inc. (a)	29,015	170,028
Cohu, Inc. (a)	34,251	950,465
Diodes, Inc. (a)	8,641	557,949
Ichor Holdings Ltd. (a)	19,929	517,755
Impinj, Inc. (a)	1,382	81,082
Photronics, Inc. (a)	11,687	227,663
Rambus, Inc. (a)	12,533	269,334
Rigetti Computing, Inc. Class A (a)(b)	22,990	84,373
Ultra Clean Holdings, Inc. (a)	21,141	629,368
Veeco Instruments, Inc. (a)(b)	7,294	141,504
		5,219,493
Software - 1.7%
A10 Networks, Inc.	9,713	139,673
American Software, Inc. Class A	5,942	96,023
Applied Blockchain, Inc.	3,440	3,612
Avaya Holdings Corp. (a)(b)	59,454	133,177
Benefitfocus, Inc. (a)(b)	5,834	45,389
Blackbaud, Inc. (a)	1,753	101,797
Blend Labs, Inc.	131,856	311,180
C3.Ai, Inc. (a)(b)	39,825	727,205
Cerence, Inc. (a)	27,981	705,961
ChannelAdvisor Corp. (a)	21,451	312,756
Cipher Mining, Inc. (a)	26,420	36,195
Cleanspark, Inc. (a)(b)	28,681	112,430
Consensus Cloud Solutions, Inc. (a)	5,939	259,416
Cvent Holding Corp. (a)(b)	59,941	276,927
Digimarc Corp. (a)(b)	596	8,427
E2open Parent Holdings, Inc. (a)(b)	141,899	1,103,974
Ebix, Inc. (b)	14,806	250,221
eGain Communications Corp. (a)	8,610	83,948
EverCommerce, Inc. (b)	15,049	136,043
ForgeRock, Inc.	5,530	118,453
Greenidge Generation Holdings, Inc. (a)	9,188	23,338
GTY Technology Holdings, Inc. (a)	29,101	182,172
Instructure Holdings, Inc. (b)	10,628	241,256
InterDigital, Inc.	13,825	840,560
Kaleyra, Inc. (a)	21,170	43,187
Latch, Inc. (a)	50,479	57,546
Liveramp Holdings, Inc. (a)	47,786	1,233,357
Livevox Holdings, Inc. (a)	16,116	26,753
Marathon Digital Holdings, Inc. (a)(b)	71,933	384,122
Matterport, Inc. (a)	43,108	157,775
MicroStrategy, Inc. Class A (a)(b)	2,740	450,182
Mitek Systems, Inc. (a)	2,199	20,319
N-able, Inc. (a)	6,245	56,205
Olo, Inc. (a)(b)	64,084	632,509
ON24, Inc. (a)	29,661	281,483
Onespan, Inc. (a)	18,483	219,948
Ping Identity Holding Corp. (a)(b)	55,060	998,788
PROS Holdings, Inc. (a)	10,326	270,851
Riot Blockchain, Inc. (a)(b)	83,422	349,538
Sapiens International Corp. NV	6,121	148,067
SecureWorks Corp. (a)	7,057	76,639
Sumo Logic, Inc. (a)	21,451	160,668
TeraWulf, Inc. (a)	9,977	11,972
Upland Software, Inc. (a)	20,765	301,508
Verint Systems, Inc. (a)	4,069	172,322
Xperi Holding Corp.	74,236	1,071,225
		13,375,097
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	90,198	874,921
Avid Technology, Inc. (a)	9,488	246,214
CompoSecure, Inc. (a)	779	4,051
Corsair Gaming, Inc. (a)	12,055	158,282
Diebold Nixdorf, Inc. (a)	12,886	29,251
Eastman Kodak Co. (a)(b)	40,702	188,857
IonQ, Inc. (a)	73,577	322,267
Turtle Beach Corp. (a)(b)	2,521	30,832
Xerox Holdings Corp.	81,398	1,208,760
		3,063,435
TOTAL INFORMATION TECHNOLOGY		48,830,342
MATERIALS - 3.9%
Chemicals - 1.5%
AdvanSix, Inc.	12,784	427,497
American Vanguard Corp.	2,716	60,703
Amyris, Inc. (a)(b)	124,061	229,513
Avient Corp.	17,187	688,855
Chase Corp.	4,045	314,741
Danimer Scientific, Inc. (a)	64,571	294,444
Ecovyst, Inc.	45,421	447,397
FutureFuel Corp.	18,561	135,124
GCP Applied Technologies, Inc. (a)	2,758	86,270
H.B. Fuller Co.	5,165	310,985
Hawkins, Inc.	5,366	193,337
Innospec, Inc.	2,685	257,196
Intrepid Potash, Inc. (a)	7,935	359,376
Koppers Holdings, Inc.	14,644	331,540
Minerals Technologies, Inc.	23,342	1,431,798
Origin Materials, Inc. Class A (a)(b)	29,413	150,595
Perimeter Solutions SA (a)(b)	86,714	939,980
PureCycle Technologies, Inc. (a)(b)	15,735	116,754
Quaker Houghton	3,272	489,229
Rayonier Advanced Materials, Inc. (a)	43,809	114,780
Schweitzer-Mauduit International, Inc.	22,414	563,040
Sensient Technologies Corp.	1,636	131,796
Stepan Co.	13,708	1,389,306
Tredegar Corp.	19,440	194,400
Trinseo PLC	25,761	990,768
Tronox Holdings PLC	83,340	1,400,112
Valhi, Inc.	1,728	78,348
		12,127,884
Construction Materials - 0.2%
Summit Materials, Inc. (a)	84,451	1,966,864
United States Lime & Minerals, Inc.	339	35,798
		2,002,662
Containers & Packaging - 0.4%
Cryptyde, Inc. (a)	5,552	11,271
Greif, Inc.:
Class A (b)	15,854	988,973
Class B (b)	3,157	196,650
O-I Glass, Inc. (a)	20,938	293,132
Pactiv Evergreen, Inc.	30,816	306,927
Ranpak Holdings Corp. (A Shares) (a)	30,972	216,804
TriMas Corp.	30,175	835,546
		2,849,303
Metals & Mining - 1.6%
Arconic Corp. (a)	75,348	2,113,511
Carpenter Technology Corp.	34,030	949,777
Coeur d'Alene Mines Corp. (a)	198,249	602,677
Commercial Metals Co.	71,522	2,367,378
Constellium NV (a)	41,234	544,701
Haynes International, Inc.	8,722	285,820
Hecla Mining Co.	380,912	1,493,175
Hycroft Mining Holding Corp. (a)	17,585	19,519
Materion Corp.	903	66,578
Novagold Resources, Inc. (a)	9,075	43,651
Olympic Steel, Inc.	6,841	176,156
Piedmont Lithium, Inc. (a)(b)	8,931	325,178
PolyMet Mining Corp. (a)	20,984	57,706
Ryerson Holding Corp.	11,143	237,234
Schnitzer Steel Industries, Inc. Class A	16,806	551,909
SunCoke Energy, Inc.	59,173	402,968
TimkenSteel Corp. (a)	33,051	618,384
Warrior Metropolitan Coal, Inc.	32,791	1,003,733
Worthington Industries, Inc.	22,650	998,865
		12,858,920
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	11,853	398,616
Glatfelter Corp.	31,388	215,949
Neenah, Inc.	10,107	345,053
Resolute Forest Products, Inc.	32,760	418,018
Sylvamo Corp.	1,584	51,765
		1,429,401
TOTAL MATERIALS		31,268,170
REAL ESTATE - 11.8%
Equity Real Estate Investment Trusts (REITs) - 11.2%
Acadia Realty Trust (SBI)	66,329	1,036,059
Agree Realty Corp.	52,900	3,815,677
Alexander & Baldwin, Inc.	51,633	926,812
American Assets Trust, Inc.	35,186	1,045,024
Apartment Investment & Management Co. Class A (a)	106,546	681,894
Apple Hospitality (REIT), Inc.	153,235	2,247,957
Armada Hoffler Properties, Inc.	47,750	613,110
Ashford Hospitality Trust, Inc. (a)(b)	24,522	146,642
Bluerock Residential Growth (REIT), Inc.	13,106	344,557
Braemar Hotels & Resorts, Inc.	48,831	209,485
Brandywine Realty Trust (SBI)	120,924	1,165,707
Broadstone Net Lease, Inc.	120,590	2,473,301
BRT Apartments Corp.	8,483	182,300
CareTrust (REIT), Inc.	63,464	1,170,276
CatchMark Timber Trust, Inc.	12,014	120,861
CBL & Associates Properties, Inc.	15,888	373,209
Cedar Realty Trust, Inc.	7,650	220,244
Centerspace	10,948	892,809
Chatham Lodging Trust (a)	34,154	356,909
City Office REIT, Inc.	30,460	394,457
Clipper Realty, Inc.	1,146	8,847
Community Healthcare Trust, Inc.	6,989	253,072
Corporate Office Properties Trust (SBI)	70,778	1,853,676
CTO Realty Growth, Inc.	4,162	254,381
DiamondRock Hospitality Co. (a)	149,446	1,226,952
Diversified Healthcare Trust (SBI)	169,520	308,526
Easterly Government Properties, Inc.	64,964	1,236,915
Empire State Realty Trust, Inc.	98,173	690,156
Equity Commonwealth (a)	76,810	2,114,579
Essential Properties Realty Trust, Inc.	84,371	1,813,133
Farmland Partners, Inc.	32,539	449,038
Four Corners Property Trust, Inc.	51,863	1,379,037
Franklin Street Properties Corp.	70,485	293,922
Getty Realty Corp.	30,112	797,968
Gladstone Commercial Corp.	2,254	42,465
Gladstone Land Corp.	10,534	233,433
Global Medical REIT, Inc.	43,422	487,629
Global Net Lease, Inc.	74,232	1,051,125
Healthcare Realty Trust, Inc.	107,860	2,933,792
Hersha Hospitality Trust (a)	21,150	207,482
Independence Realty Trust, Inc.	157,861	3,272,459
Indus Realty Trust, Inc.	3,816	226,518
Industrial Logistics Properties Trust	43,813	616,887
InvenTrust Properties Corp.	48,271	1,244,909
iStar Financial, Inc.	47,136	646,235
Kite Realty Group Trust	155,149	2,682,526
LTC Properties, Inc.	27,757	1,065,591
LXP Industrial Trust (REIT)	201,511	2,164,228
National Health Investors, Inc.	31,447	1,906,003
Necessity Retail (REIT), Inc./The	94,936	691,134
NETSTREIT Corp.	34,327	647,750
NexPoint Residential Trust, Inc.	969	60,572
Office Properties Income Trust	34,135	680,993
One Liberty Properties, Inc.	11,700	303,966
Orion Office (REIT), Inc.	40,567	444,614
Paramount Group, Inc.	132,810	960,216
Pebblebrook Hotel Trust	92,507	1,532,841
Physicians Realty Trust	160,232	2,796,048
Piedmont Office Realty Trust, Inc. Class A	87,558	1,148,761
Plymouth Industrial REIT, Inc.	26,736	468,949
Postal Realty Trust, Inc.	5,548	82,665
Potlatch Corp.	48,673	2,150,860
Retail Opportunity Investments Corp.	85,875	1,355,108
RLJ Lodging Trust	117,109	1,291,712
RPT Realty	59,542	585,298
Ryman Hospitality Properties, Inc. (a)	38,325	2,913,850
Sabra Health Care REIT, Inc.	164,412	2,296,836
Safehold, Inc.	5,904	208,824
Saul Centers, Inc.	847	39,902
Service Properties Trust	116,459	609,081
SITE Centers Corp.	138,743	1,868,868
Stag Industrial, Inc.	128,485	3,967,617
Summit Hotel Properties, Inc. (a)	74,352	540,539
Sunstone Hotel Investors, Inc. (a)	153,163	1,519,377
Terreno Realty Corp.	52,946	2,950,681
The Macerich Co.	153,399	1,336,105
UMH Properties, Inc.	6,352	112,176
Uniti Group, Inc.	169,075	1,592,687
Urban Edge Properties	81,506	1,239,706
Urstadt Biddle Properties, Inc. Class A	21,301	345,076
Veris Residential, Inc. (a)	61,285	811,413
Washington REIT (SBI)	62,274	1,327,059
Whitestone REIT Class B	33,411	359,168
Xenia Hotels & Resorts, Inc. (a)	81,492	1,184,079
		90,303,305
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)	1,088	15,439
Anywhere Real Estate, Inc. (a)	82,436	810,346
Digitalbridge Group, Inc. (a)	43,792	213,705
Doma Holdings, Inc. Class A (a)	88,847	91,512
Douglas Elliman, Inc.	50,193	240,424
Forestar Group, Inc. (a)	9,831	134,586
FRP Holdings, Inc. (a)	4,780	288,473
Kennedy-Wilson Holdings, Inc.	84,084	1,592,551
Newmark Group, Inc.	97,525	943,067
RE/MAX Holdings, Inc.	13,370	327,832
Seritage Growth Properties (a)	31,240	162,760
Stratus Properties, Inc. (a)	4,219	135,957
Tejon Ranch Co. (a)	14,863	230,674
The RMR Group, Inc.	4,110	116,519
Transcontinental Realty Investors, Inc. (a)	909	36,169
		5,340,014
TOTAL REAL ESTATE		95,643,319
UTILITIES - 5.3%
Electric Utilities - 1.3%
Allete, Inc.	40,821	2,399,458
MGE Energy, Inc.	14,868	1,157,176
Otter Tail Corp.	16,254	1,091,131
PNM Resources, Inc.	60,844	2,907,126
Portland General Electric Co. (b)	63,702	3,078,718
Via Renewables, Inc. Class A,	1,132	8,671
		10,642,280
Gas Utilities - 2.1%
Chesapeake Utilities Corp.	5,451	706,177
New Jersey Resources Corp.	63,076	2,808,774
Northwest Natural Holding Co.	24,307	1,290,702
ONE Gas, Inc.	38,294	3,109,090
South Jersey Industries, Inc.	87,451	2,985,577
Southwest Gas Corp.	42,737	3,721,538
Spire, Inc.	36,311	2,700,449
		17,322,307
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)	20,093	126,787
Ormat Technologies, Inc.	14,256	1,116,958
Sunnova Energy International, Inc. (a)(b)	70,741	1,303,757
		2,547,502
Multi-Utilities - 1.1%
Avista Corp.	51,590	2,244,681
Black Hills Corp.	46,284	3,368,087
NorthWestern Energy Corp.	38,715	2,281,475
Unitil Corp.	11,340	665,885
		8,560,128
Water Utilities - 0.5%
American States Water Co.	13,788	1,123,860
Artesian Resources Corp. Class A	2,005	98,586
California Water Service Group	28,305	1,572,343
SJW Corp.	19,245	1,201,080
		3,995,869
TOTAL UTILITIES		43,068,086
TOTAL COMMON STOCKS (Cost $863,400,870)		806,104,636

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $99,295)	100,000	98,586

Money Market Funds - 8.6%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (f)	2,779,649	2,780,205
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	66,419,617	66,426,259
TOTAL MONEY MARKET FUNDS (Cost $69,206,464)		69,206,464

TOTAL INVESTMENT IN SECURITIES - 108.3% (Cost $932,706,629)	875,409,686
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(66,926,824)
NET ASSETS - 100.0%	808,482,862

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	29	Sep 2022	2,476,600	49,248	49,248

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,586.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	23,396,312	332,473,380	353,089,487	7,670	-	-	2,780,205	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	35,797,850	314,574,099	283,945,690	334,846	-	-	66,426,259	0.2%
Total	59,194,162	647,047,479	637,035,177	342,516	-	-	69,206,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	26,457,831	26,457,831	-	-
Consumer Discretionary	77,626,605	77,626,605	-	-
Consumer Staples	23,018,628	23,018,628	-	-
Energy	40,237,261	40,237,261	-	-
Financials	228,572,106	228,572,106	-	-
Health Care	88,709,759	88,685,657	-	24,102
Industrials	102,672,529	102,672,529	-	-
Information Technology	48,830,342	48,830,342	-	-
Materials	31,268,170	31,268,170	-	-
Real Estate	95,643,319	95,643,319	-	-
Utilities	43,068,086	43,068,086	-	-

U.S. Government and Government Agency Obligations	98,586	-	98,586	-

Money Market Funds	69,206,464	69,206,464	-	-
Total Investments in Securities:	875,409,686	875,286,998	98,586	24,102
Derivative Instruments:

Assets
Futures Contracts	49,248	49,248	-	-
Total Assets	49,248	49,248	-	-
Total Derivative Instruments:	49,248	49,248	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	49,248	0
Total Equity Risk	49,248	0
Total Value of Derivatives	49,248	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2022

Assets
Investment in securities, at value (including securities loaned of $63,416,501) - See accompanying schedule:	$806,203,222
Unaffiliated issuers (cost $863,500,165)
Fidelity Central Funds (cost $69,206,464)	69,206,464

Total Investment in Securities (cost $932,706,629)		$875,409,686
Segregated cash with brokers for derivative instruments		16,331
Receivable for investments sold		7,530,168
Receivable for fund shares sold		787,138
Dividends receivable		1,422,074
Distributions receivable from Fidelity Central Funds		67,089
Total assets		885,232,486
Liabilities
Payable to custodian bank	4,110,451
Payable for investments purchased	2,575,465
Payable for fund shares redeemed	3,593,928
Accrued management fee	35,683
Payable for daily variation margin on futures contracts	7,838
Collateral on securities loaned	66,426,259
Total Liabilities		76,749,624
Net Assets		$808,482,862
Net Assets consist of:
Paid in capital		$859,613,431
Total accumulated earnings (loss)		(51,130,569)
Net Assets		$808,482,862
Net Asset Value , offering price and redemption price per share ($808,482,862 ÷ 37,682,062 shares)		$21.46

Statement of Operations
		Year ended June 30, 2022
Investment Income
Dividends		$14,775,371
Interest		278
Income from Fidelity Central Funds (including $334,846 from security lending)		342,516
Total Income		15,118,165
Expenses
Management fee	$414,610
Independent trustees' fees and expenses	2,559
Interest	1,859
Total expenses before reductions	419,028
Expense reductions	(87)
Total expenses after reductions		418,941
Net Investment income (loss)		14,699,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,882,487
Futures contracts	(865,474)
Total net realized gain (loss)		11,017,013
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(182,151,729)
Futures contracts	13,836
Total change in net unrealized appreciation (depreciation)		(182,137,893)
Net gain (loss)		(171,120,880)
Net increase (decrease) in net assets resulting from operations		$(156,421,656)

Statement of Changes in Net Assets

	Year ended June 30, 2022	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,699,224	$5,974,580
Net realized gain (loss)	11,017,013	50,514,488
Change in net unrealized appreciation (depreciation)	(182,137,893)	122,995,670
Net increase (decrease) in net assets resulting from operations	(156,421,656)	179,484,738
Distributions to shareholders	(66,728,802)	(3,724,214)
Share transactions
Proceeds from sales of shares	594,179,184	604,244,540
Reinvestment of distributions	53,788,479	3,080,480
Cost of shares redeemed	(352,842,926)	(186,163,072)
Net increase (decrease) in net assets resulting from share transactions	295,124,737	421,161,948
Total increase (decrease) in net assets	71,974,279	596,922,472

Net Assets
Beginning of period	736,508,583	139,586,111
End of period	$808,482,862	$736,508,583

Other Information
Shares
Sold	23,457,218	25,383,137
Issued in reinvestment of distributions	2,127,287	149,232
Redeemed	(14,038,483)	(7,846,815)
Net increase (decrease)	11,546,022	17,685,554

Fidelity® Small Cap Value Index Fund

Years ended June 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$28.18	$16.52	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.44	.37	.37
Net realized and unrealized gain (loss)	(4.69)	11.59	(3.72)
Total from investment operations	(4.25)	11.96	(3.35)
Distributions from net investment income	(.44) D	(.30)	(.12)
Distributions from net realized gain	(2.03) D	-	(.02)
Total distributions	(2.47)	(.30)	(.13) E
Net asset value, end of period	$21.46	$28.18	$16.52
Total Return F,G	(16.30)%	73.10%	(16.89)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05%	.05%	.05% J
Expenses net of fee waivers, if any	.05%	.05%	.05% J
Expenses net of all reductions	.05%	.05%	.05% J
Net investment income (loss)	1.77%	1.56%	2.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$808,483	$736,509	$139,586
Portfolio turnover rate K	38%	60%	74% J

A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended June 30, 2022

1. Organization.
Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified costand for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Growth Index Fund	$498,522,626	$57,166,761	$(76,284,801)	$(19,118,040)
Fidelity Mid Cap Value Index Fund	752,366,508	123,024,029	(56,881,260)	66,142,769
Fidelity Small Cap Growth Index Fund	345,068,961	27,201,307	(65,887,375)	(38,686,068)
Fidelity Small Cap Value Index Fund	945,803,424	67,997,272	(138,391,010)	(70,393,738)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Growth Index Fund	$1,937,097	$-	$(19,118,040)
Fidelity Mid Cap Value Index Fund	7,017,559	4,622,091	66,142,769
Fidelity Small Cap Growth Index Fund	625,918	-	(38,686,068)
Fidelity Small Cap Value Index Fund	5,279,151	13,984,020	(70,393,738)
Due to large subscriptions in a prior period, Fidelity Small Cap Growth Index Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to June 30, 2022. Loss deferrals were as follows:
Capital losses
Fidelity Mid Cap Growth Index Fund	$(75,967,314)
Fidelity Small Cap Growth Index Fund	(47,253,203)

The tax character of distributions paid was as follows:
June 30, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Growth Index Fund	$22,889,262	$17,807,665	$40,696,927
Fidelity Mid Cap Value Index Fund	40,467,167	12,709,187	53,176,354
Fidelity Small Cap Growth Index Fund	5,448,251	5,688,770	11,137,021
Fidelity Small Cap Value Index Fund	46,650,956	20,077,846	66,728,802
June 30, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Growth Index Fund	$1,551,608	$-	$1,551,608
Fidelity Mid Cap Value Index Fund	6,765,302	-	6,765,302
Fidelity Small Cap Growth Index Fund	1,157,093	52,930	1,210,023
Fidelity Small Cap Value Index Fund	3,724,214	-	3,724,214
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	452,842,875	402,894,697
Fidelity Mid Cap Value Index Fund	410,077,691	393,882,067
Fidelity Small Cap Growth Index Fund	260,174,132	172,716,869
Fidelity Small Cap Value Index Fund	594,715,141	314,277,104
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund had no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund	Borrower	$7,809,696.40%		$2,015
Fidelity Mid Cap Value Index Fund	Borrower	$11,309,000.35%		$545
Fidelity Small Cap Growth Index Fund	Borrower	$13,955,500.32%		$488
Fidelity Small Cap Value Index Fund	Borrower	$16,630,200.80%		$1,859
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:
Amount ($)
Fidelity Small Cap Growth Index Fund	1,661
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Growth Index Fund	$15,211	$33,099	$70,772
Fidelity Mid Cap Value Index Fund	$4,550	$1,104	$1,051,780
Fidelity Small Cap Growth Index Fund	$32,551	$48,464	$325,045
Fidelity Small Cap Value Index Fund	$33,577	$17,697	$457,043
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund	$113,202,000	1.33%	$12,546
Fidelity Mid Cap Value Index Fund	$168,613,000	1.33%	$6,229
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.
Custodian credits
Fidelity Mid Cap Growth Index Fund	$34
Fidelity Mid Cap Value Index Fund	85
Fidelity Small Cap Growth Index Fund	69
Fidelity Small Cap Value Index Fund	87
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:
Fund	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Mid Cap Value Index Fund	1	63%
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (two of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Funds") as of June 30, 2022, the related statements of operations for the year ended June 30, 2022, the statements of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the two years in the period ended June 30, 2022 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2022 and each of the financial highlights for each of the two years in the period ended June 30, 2022 and for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 15, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from July 11, 2019 (commencement of operations) through June 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 15, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022

Fidelity® Mid Cap Growth Index Fund	.05%
Actual		$ 1,000	$ 690.40	$ .21
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

Fidelity® Mid Cap Value Index Fund	.05%
Actual		$ 1,000	$ 837.30	$ .23
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

Fidelity® Small Cap Growth Index Fund	.05%
Actual		$ 1,000	$ 706.70	$ .21
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

Fidelity® Small Cap Value Index Fund	.05%
Actual		$ 1,000	$ 827.30	$ .23
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Growth Index Fund	$2,045,366
Fidelity Mid Cap Value Index Fund	$7,800,539
Fidelity Small Cap Growth Index Fund	$407,693
Fidelity Small Cap Value Index Fund	$17,024,013

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Mid Cap Growth Index Fund
August 2021	6%
December 2021	55%
Fidelity Mid Cap Value Index Fund
August 2021	16%
December 2021	69%
Fidelity Small Cap Growth Index Fund
August 2021	17%
December 2021	53%
Fidelity Small Cap Value Index Fund
August 2021	8%
December 2021	57%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Growth Index Fund
August 2021	7%
December 2021	58%
Fidelity Mid Cap Value Index Fund
August 2021	18%
December 2021	73%
Fidelity Small Cap Growth Index Fund
August 2021	18%
December 2021	54%
Fidelity Small Cap Value Index Fund
August 2021	8%
December 2021	64%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Growth Index Fund
August 2021	1%
December 2021	11%
Fidelity Mid Cap Value Index Fund
August 2021	4%
December 2021	20%
Fidelity Small Cap Growth Index Fund
August 2021	3%
December 2021	5%
Fidelity Small Cap Value Index Fund
August 2021	2%
December 2021	23%

T he funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	August 2021	December 2021
Fidelity Mid Cap Growth Index Fund	100%	100%
Fidelity Mid Cap Value Index Fund	100%	100%
Fidelity Small Cap Growth Index Fund	100%	100%
Fidelity Small Cap Value Index Fund	100%	100%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9896342.102
C06-ANN-0822
Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Annual Report
June 30, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity® Municipal Income 2023 Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Municipal Income 2023 Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2022	Past 1 year	Past 5 years	Life of Fund A
Class A (incl.2.75% sales charge)	-4.24%	0.85%	1.60%
Fidelity® Municipal Income 2023 Fund	-1.29%	1.69%	2.17%
Class I	-1.29%	1.69%	2.17%

A     From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2023 Fund, a class of the fund, on April 23, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
$9,200
2013
2014
2015
2016
2017
2018
2019
2020
2021
'22
Period Ending Values
$12,179 Fidelity® Municipal Income 2023 Fund
$12,147 Bloomberg Municipal Bond Index

Fidelity® Municipal Income 2023 Fund
Management's Discussion of Fund Performance
Market Recap: Tax-exempt municipal bonds notably declined for the 12 months ending June 30, 2022, held back largely by the U.S. Federal Reserve's actions to rein in persistent inflation. The Bloomberg Municipal Bond Index returned -8.57% for the period. In the second half of 2021, the muni market benefited from an improved fiscal outlook for many issuers, bolstered by better-than-expected tax revenue, as well as by substantial federal aid from the American Rescue Plan Act. Investor demand was strong amid expectations for higher tax rates on upper-income tax brackets. From January through April 2022, however, the lack of tax increases, along with rapidly rising inflation and growing concern that interest rates were headed higher, and more quickly, than the market initially anticipated led to rate volatility and investor outflows. The Fed raised its target policy rate by 25 basis points (0.25%) in mid-March. In May, munis staged a partial rebound when expectations for additional rate hikes became more tempered amid concern about a recession. In June, investors again pushed yields higher when the Fed followed its 50-basis-point May rate hike with an increase of 75 basis points - the biggest since 1994. The period ended on a somewhat brighter note when some investors, drawn by compelling tax-free yields and further signs of an economic slowdown, returned to the muni market. Muni credit fundamentals remained solid for the 12 months overall and, for most issuers, the risk of credit-rating downgrades appeared low.
Comments from Co-Managers Elizah McLaughlin, Cormac Cullen and Michael Maka:
For the fiscal year ending June 30, 2022, the share classes (excluding sales charges, if applicable) of the 2023 fund performed roughly in line with their Bloomberg target-maturity index, while the share classes (excluding sales charges) of the 2025 fund lagged their Bloomberg target-maturity index. We focused on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Versus their respective target-maturity indexes, the funds' overweighting in lower-quality investment-grade securities detracted from performance, as these bonds underperformed as credit spreads widened during the period. The 2025 fund's relative result was further hampered by sector allocation - specifically, its larger-than-index exposure to the hospital sector. Hospital bonds struggled to keep pace with the target-maturity index, partly due to concern about rising expenses, particularly labor costs. Differences in the way fund holdings and target-maturity index components were priced further detracted from the relative result of the 2025 fund. In contrast, duration positioning contributed to the 2023 and 2025 funds' results versus their respective indexes. Each had a shorter duration-meaning less sensitivity to interest rates-than their target-maturity indexes, a helpful stance as municipal bond yields rose.
Note to shareholders:
Municipal Income 2023 Fund closed to new investors on June 30, 2022, in anticipation of the fund's liquidation shortly after its target end date of June 30, 2023. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gains distributions until the fund's liquidation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Municipal Income 2023 Fund
Investment Summary June 30, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

Illinois	9.4
New Jersey	8.6
Texas	7.3
New York	7.3
Other	6.1

Revenue Sources (% of Fund's net assets)
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	29.0%
Health Care	16.7%
Transportation	11.8%
Special Tax	11.2%
Education	8.7%
Electric Utilities	6.4%
Other*	5.7%
Others (Individually Less Than 5%)	10.5%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Municipal Bonds - 94.3%
	Principal Amount (a)	Value ($)
Alabama - 1.7%
Birmingham Arpt. Auth. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	334,885
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	500,000	510,612
Series 2016 B, 5% 3/1/23	150,000	153,184
TOTAL ALABAMA		998,681
Arizona - 3.5%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	307,923
Bullhead City Excise Taxes Series 2021 2, 0.4% 7/1/23	250,000	244,995
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	300,000	309,634
Phoenix Civic Impt. Board Arpt. Rev. Series 2013, 5% 7/1/23 (b)	380,000	390,800
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	103,271
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	450,000	464,136
Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	250,000	257,853
TOTAL ARIZONA		2,078,612
California - 4.8%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	112,422
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	122,970
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	309,874
Series A, 5% 7/1/23	670,000	692,052
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23 (Escrowed to Maturity)	200,000	196,942
Univ. of California Revs. Bonds Series 2013 AK, 5%, tender 5/15/23 (c)	1,155,000	1,185,797
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	205,089
TOTAL CALIFORNIA		2,825,146
Colorado - 3.5%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (c)	180,000	180,657
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	1,500,000	1,544,425
Series 2014 A, 5% 6/1/23	200,000	205,923
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	102,998
TOTAL COLORADO		2,034,003
Connecticut - 3.6%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/23	175,000	180,017
Series 2018 C, 5% 6/15/23	200,000	206,127
Series 2019 A, 5% 4/15/23	200,000	205,269
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2022 L, 5% 7/1/23	175,000	180,183
Series K1, 5% 7/1/23	500,000	510,993
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (b)	100,000	102,519
Univ. of Connecticut Gen. Oblig. Series 2022 A, 5% 5/1/23	700,000	718,734
TOTAL CONNECTICUT		2,103,842
District Of Columbia - 2.3%
District of Columbia Income Tax Rev. Series 2020 C, 5% 5/1/23	1,300,000	1,336,416
Florida - 5.7%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	257,479
Series 2015 B, 5% 7/1/23	45,000	46,346
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	515,807
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	301,958
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	547,073
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	500,000	514,625
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	203,836
Series 2014 B, 5% 7/1/23	90,000	92,603
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	30,780
Series 2015 D, 5% 2/1/23	650,000	662,237
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	149,584
TOTAL FLORIDA		3,322,328
Georgia - 1.4%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (c)	300,000	299,746
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	213,494
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/23	325,000	332,528
TOTAL GEORGIA		845,768
Illinois - 9.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	202,855
Chicago Park District Gen. Oblig. Series 2021 E, 4% 1/1/23	260,000	262,568
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	513,391
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	509,906
Series 2016 E, 5% 2/15/23	125,000	127,222
Series 2019, 5% 4/1/23	500,000	512,329
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	302,026
Series 2014, 5% 2/1/23	250,000	253,748
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	519,071
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	205,000	212,440
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	833,591
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	509,355
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	136,569
Series 2002:
5.7% 6/15/23	45,000	46,350
5.7% 6/15/23 (Escrowed to Maturity)	50,000	51,804
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	512,570
TOTAL ILLINOIS		5,505,795
Indiana - 2.1%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	598,510
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	507,629
Series 2021 A, 5% 6/1/23	100,000	102,934
TOTAL INDIANA		1,209,073
Kentucky - 0.5%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	280,900
Louisiana - 2.1%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (c)	45,000	44,466
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,140,000	1,164,970
TOTAL LOUISIANA		1,209,436
Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23 (Escrowed to Maturity)	200,000	202,320
Maryland - 0.9%
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23	500,000	516,707
Massachusetts - 4.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	129,445
Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	51,900
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	236,377
Series 2019 A, 5% 7/1/23	200,000	205,545
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (b)	135,000	138,703
Massachusetts Gen. Oblig.:
Bonds Series 2020 A, 5%, tender 6/1/23 (c)	1,000,000	1,029,342
Series 2, 5% 4/1/23	300,000	307,554
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	545,000	560,490
TOTAL MASSACHUSETTS		2,659,356
Michigan - 1.8%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	51,618
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	199,383
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	402,524
Michigan Fin. Auth. Rev. Series 2022, 5% 4/15/23	275,000	281,704
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	103,141
TOTAL MICHIGAN		1,038,370
Minnesota - 0.4%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	254,605
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (c)	500,000	492,116
Nevada - 2.4%
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (c)	585,000	582,411
Clark County School District Series 2018 A, 5% 6/15/23	450,000	463,657
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	389,256
TOTAL NEVADA		1,435,324
New Jersey - 8.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	254,260
Carteret School District Series 2020, 2% 2/1/23	300,000	300,683
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	561,783
Series 2015 XX, 5% 6/15/23	250,000	257,182
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	103,211
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	206,203
Series 2013, 5% 7/1/23	200,000	206,383
Series 2016 A:
5% 7/1/23	250,000	258,203
5% 7/1/23 (Escrowed to Maturity)	90,000	92,621
Series 2016, 5% 7/1/23	950,000	980,127
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	245,056
New Jersey Tpk. Auth. Tpk. Rev. Series 2013 F, 5% 1/1/26 (Pre-Refunded to 1/1/23 @ 100)	1,150,000	1,169,929
New Jersey Trans. Trust Fund Auth. Series 2004 A, 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	264,107
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	154,052
TOTAL NEW JERSEY		5,053,800
New Mexico - 0.3%
New Mexico Severance Tax Rev. Series 2015 A, 5% 7/1/23	175,000	180,690
New York - 7.3%
Hudson Yards Infrastructure Corp. New York Rev. Series A, 4% 2/15/23	250,000	253,671
Monroe County Gen. Oblig. Series 2019 A, 5% 6/1/23	250,000	257,542
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	103,271
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	360,995
Series 2014 B, 5% 7/1/23	285,000	293,953
New York City Gen. Oblig. Series 2021 F1, 5% 3/1/23	100,000	102,275
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	543,656
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (b)	175,000	179,199
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	720,000	732,253
New York State Dorm. Auth. Series 2017 A:
5% 2/15/23	85,000	86,831
5% 2/15/23 (Escrowed to Maturity)	315,000	321,641
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/23	730,000	747,669
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	309,574
TOTAL NEW YORK		4,292,530
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey Series 189, 5% 5/1/23	510,000	524,244
North Carolina - 0.3%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	100,000	102,142
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 5/1/23 (b)	100,000	102,419
TOTAL NORTH CAROLINA		204,561
Ohio - 3.4%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	407,519
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	740,000	760,633
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	101,842
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	203,327
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	513,619
TOTAL OHIO		1,986,940
Oregon - 0.9%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	250,158
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	257,180
TOTAL OREGON		507,338
Pennsylvania - 3.3%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	205,832
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	334,060
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	103,141
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	385,000	396,710
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	325,000	333,257
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	103,091
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	103,111
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/23	340,000	349,572
TOTAL PENNSYLVANIA		1,928,774
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	256,470
South Carolina - 0.2%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	102,972
South Dakota - 0.3%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	154,787
Tennessee - 1.3%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	200,000	205,386
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	530,000	536,499
TOTAL TENNESSEE		741,885
Texas - 7.3%
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (c)	1,300,000	1,323,330
Katy Independent School District Series 2014 A, 5% 2/15/23	1,075,000	1,097,626
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/23	610,000	626,212
Series 2015 B, 5% 5/15/23	250,000	256,644
Series 2022, 5% 5/15/23 (Assured Guaranty Muni. Corp. Insured)	400,000	410,631
North Texas Tollway Auth. Rev.:
Series 2014, 5% 1/1/23 (Escrowed to Maturity)	115,000	116,982
Series 2017 B, 5% 1/1/23	475,000	482,833
TOTAL TEXAS		4,314,258
Utah - 0.9%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/23	500,000	517,106
Virginia - 1.3%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(c)	200,000	200,392
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	255,046
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	206,032
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (c)	100,000	99,254
TOTAL VIRGINIA		760,724
Washington - 2.8%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (b)	250,000	256,485
Series 2015 B, 5% 3/1/23	250,000	255,356
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	307,215
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	306,735
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	156,121
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	391,444
TOTAL WASHINGTON		1,673,356
Wisconsin - 2.6%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	515,957
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022, 5% 10/1/23 (d)	1,000,000	1,035,816
TOTAL WISCONSIN		1,551,773
Wyoming - 0.5%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/23	285,000	290,288
TOTAL MUNICIPAL BONDS (Cost $55,445,841)		55,391,294

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.88% (e)(f) (Cost $3,554,003)	3,553,289	3,553,999

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $58,999,844)	58,945,293
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(237,135)
NET ASSETS - 100.0%	58,708,158

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	-	14,648,003	11,094,000	4,918	-	(4)	3,553,999	0.2%
Total	-	14,648,003	11,094,000	4,918	-	(4)	3,553,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	55,391,294	-	55,391,294	-

Money Market Funds	3,553,999	3,553,999	-	-
Total Investments in Securities:	58,945,293	3,553,999	55,391,294	-

Fidelity® Municipal Income 2023 Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$55,391,294
Unaffiliated issuers (cost $55,445,841)
Fidelity Central Funds (cost $3,554,003)	3,553,999

Total Investment in Securities (cost $58,999,844)		$58,945,293
Cash		58,497
Receivable for fund shares sold		35,045
Interest receivable		746,960
Distributions receivable from Fidelity Central Funds		2,114
Other receivables		70
Total assets		59,787,979
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,034,080
Payable for fund shares redeemed	11,818
Distributions payable	13,833
Accrued management fee	14,657
Distribution and service plan fees payable	547
Other affiliated payables	4,886
Total Liabilities		1,079,821
Net Assets		$58,708,158
Net Assets consist of:
Paid in capital		$58,775,566
Total accumulated earnings (loss)		(67,408)
Net Assets		$58,708,158

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,684,445 ÷ 264,205 shares) (a)		$10.16
Maximum offering price per share (100/97.25 of $10.16)		$10.45
Municipal Income 2023 :
Net Asset Value , offering price and redemption price per share ($31,541,328 ÷ 3,104,521 shares)		$10.16
Class I :
Net Asset Value , offering price and redemption price per share ($24,482,385 ÷ 2,409,625 shares)		$10.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended June 30, 2022
Investment Income
Interest		$864,053
Income from Fidelity Central Funds		4,918
Total Income		868,971
Expenses
Management fee	$143,451
Transfer agent fees	47,818
Distribution and service plan fees	6,815
Independent trustees' fees and expenses	149
Total expenses before reductions	198,233
Expense reductions	(461)
Total expenses after reductions		197,772
Net Investment income (loss)		671,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	28,989
Total net realized gain (loss)		28,989
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,246,654)
Fidelity Central Funds	(4)
Total change in net unrealized appreciation (depreciation)		(1,246,658)
Net gain (loss)		(1,217,669)
Net increase (decrease) in net assets resulting from operations		$(546,470)

Statement of Changes in Net Assets

	Year ended June 30, 2022	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$671,199	$663,854
Net realized gain (loss)	28,989	52,301
Change in net unrealized appreciation (depreciation)	(1,246,658)	58,904
Net increase (decrease) in net assets resulting from operations	(546,470)	775,059
Distributions to shareholders	(670,143)	(662,941)
Share transactions - net increase (decrease)	14,530,478	7,832,661
Total increase (decrease) in net assets	13,313,865	7,944,779

Net Assets
Beginning of period	45,394,293	37,449,514
End of period	$58,708,158	$45,394,293

Fidelity Advisor® Municipal Income 2023 Fund Class A

Years ended June 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.44	$10.40	$10.34	$10.08	$10.25
Income from Investment Operations
Net investment income (loss) A,B	.121	.146	.183	.189	.175
Net realized and unrealized gain (loss)	(.280)	.041	.060	.259	(.171)
Total from investment operations	(.159)	.187	.243	.448	.004
Distributions from net investment income	(.121)	(.147)	(.183)	(.188)	(.174)
Total distributions	(.121)	(.147)	(.183)	(.188)	(.174)
Net asset value, end of period	$10.16	$10.44	$10.40	$10.34	$10.08
Total Return C,D	(1.53)%	1.81%	2.37%	4.50%	.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.17%	1.39%	1.77%	1.86%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,684	$3,126	$2,675	$2,487	$2,390
Portfolio turnover rate G	9%	9%	10%	18%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2023 Fund

Years ended June 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.44	$10.40	$10.34	$10.08	$10.24
Income from Investment Operations
Net investment income (loss) A,B	.146	.171	.209	.214	.199
Net realized and unrealized gain (loss)	(.279)	.042	.060	.260	(.159)
Total from investment operations	(.133)	.213	.269	.474	.040
Distributions from net investment income	(.147)	(.173)	(.209)	(.214)	(.200)
Total distributions	(.147)	(.173)	(.209)	(.214)	(.200)
Net asset value, end of period	$10.16	$10.44	$10.40	$10.34	$10.08
Total Return C	(1.29)%	2.06%	2.63%	4.76%	.39%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.42%	1.64%	2.02%	2.11%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$31,541	$32,627	$25,058	$23,223	$18,883
Portfolio turnover rate F	9%	9%	10%	18%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Municipal Income 2023 Fund Class I

Years ended June 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.44	$10.40	$10.34	$10.08	$10.24
Income from Investment Operations
Net investment income (loss) A,B	.145	.172	.209	.213	.199
Net realized and unrealized gain (loss)	(.278)	.041	.060	.261	(.159)
Total from investment operations	(.133)	.213	.269	.474	.040
Distributions from net investment income	(.147)	(.173)	(.209)	(.214)	(.200)
Total distributions	(.147)	(.173)	(.209)	(.214)	(.200)
Net asset value, end of period	$10.16	$10.44	$10.40	$10.34	$10.08
Total Return C	(1.29)%	2.06%	2.63%	4.76%	.39%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.42%	1.64%	2.02%	2.11%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$24,482	$9,641	$9,716	$9,384	$13,944
Portfolio turnover rate F	9%	9%	10%	18%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2025 Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended June 30, 2022	Past 1 year	Past 5 years	Life of Fund A
Class A (incl.2.75% sales charge)	-7.79%	0.90%	0.80%
Fidelity® Municipal Income 2025 Fund	-4.95%	1.71%	1.61%
Class I	-4.95%	1.71%	1.61%

A     From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2025 Fund, a class of the fund, on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

12,000
11,750
11,500
11,250
11,000
10,750
10,500
10,250
10,000
$9,800
2017
2018
2019
2020
2021
'22
Period Ending Values
$10,849 Fidelity® Municipal Income 2025 Fund
$10,786 Bloomberg Municipal Bond Index

Fidelity® Municipal Income 2025 Fund
Management's Discussion of Fund Performance
Market Recap: Tax-exempt municipal bonds notably declined for the 12 months ending June 30, 2022, held back largely by the U.S. Federal Reserve's actions to rein in persistent inflation. The Bloomberg Municipal Bond Index returned -8.57% for the period. In the second half of 2021, the muni market benefited from an improved fiscal outlook for many issuers, bolstered by better-than-expected tax revenue, as well as by substantial federal aid from the American Rescue Plan Act. Investor demand was strong amid expectations for higher tax rates on upper-income tax brackets. From January through April 2022, however, the lack of tax increases, along with rapidly rising inflation and growing concern that interest rates were headed higher, and more quickly, than the market initially anticipated led to rate volatility and investor outflows. The Fed raised its target policy rate by 25 basis points (0.25%) in mid-March. In May, munis staged a partial rebound when expectations for additional rate hikes became more tempered amid concern about a recession. In June, investors again pushed yields higher when the Fed followed its 50-basis-point May rate hike with an increase of 75 basis points - the biggest since 1994. The period ended on a somewhat brighter note when some investors, drawn by compelling tax-free yields and further signs of an economic slowdown, returned to the muni market. Muni credit fundamentals remained solid for the 12 months overall and, for most issuers, the risk of credit-rating downgrades appeared low.
Comments from Co-Managers Elizah McLaughlin, Cormac Cullen and Michael Maka:
For the fiscal year ending June 30, 2022, the share classes (excluding sales charges, if applicable) of the 2023 fund performed roughly in line with their Bloomberg target-maturity index, while the share classes (excluding sales charges) of the 2025 fund lagged their Bloomberg target-maturity index. We focused on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Versus their respective target-maturity indexes, the funds' overweighting in lower-quality investment-grade securities detracted from performance, as these bonds underperformed as credit spreads widened during the period. The 2025 fund's relative result was further hampered by sector allocation - specifically, its larger-than-index exposure to the hospital sector. Hospital bonds struggled to keep pace with the target-maturity index, partly due to concern about rising expenses, particularly labor costs. Differences in the way fund holdings and target-maturity index components were priced further detracted from the relative result of the 2025 fund. In contrast, duration positioning contributed to the 2023 and 2025 funds' results versus their respective indexes. Each had a shorter duration-meaning less sensitivity to interest rates-than their target-maturity indexes, a helpful stance as municipal bond yields rose.
Note to shareholders:
Municipal Income 2023 Fund closed to new investors on June 30, 2022, in anticipation of the fund's liquidation shortly after its target end date of June 30, 2023. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gains distributions until the fund's liquidation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Municipal Income 2025 Fund
Investment Summary June 30, 2022 (Unaudited)
Top Five States (% of Fund's net assets)

Pennsylvania	12.1
Connecticut	11.2
Illinois	8.0
Florida	7.1
Massachusetts	7.0

Revenue Sources (% of Fund's net assets)
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Health Care	28.3%
Transportation	20.7%
Education	20.5%
General Obligations	9.7%
Housing	5.5%
Special Tax	5.2%
Others* (Individually Less Than 5%)	10.1%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund
Schedule of Investments June 30, 2022
Showing Percentage of Net Assets
Municipal Bonds - 96.3%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	105,158
Arizona - 2.5%
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	75,000	81,135
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	267,153
Series 2017 B, 5% 7/1/25	250,000	269,923
TOTAL ARIZONA		618,211
California - 4.6%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	83,138
Sacramento Muni. Util. District Elec. Rev. Series 2015, 5% 7/1/25	550,000	593,830
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	159,936
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	286,287
TOTAL CALIFORNIA		1,123,191
Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	182,305
Connecticut - 11.2%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	188,980
Series 2016 D, 5% 8/15/25	330,000	357,604
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	42,602
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	427,803
Series 2022 M, 5% 7/1/25	175,000	184,888
Series K1, 5% 7/1/25	280,000	290,377
Series K3, 5% 7/1/25	200,000	207,412
Series N, 5% 7/1/25	50,000	51,939
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	994,011
TOTAL CONNECTICUT		2,745,616
District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	80,081
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	269,923
TOTAL DISTRICT OF COLUMBIA		350,004
Florida - 7.1%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	536,117
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	101,709
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	221,265
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	461,702
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	53,815
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	43,188
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	214,173
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	106,564
TOTAL FLORIDA		1,738,533
Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	50,000	53,431
Illinois - 8.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	105,718
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	266,479
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	145,000	154,810
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	215,806
Series 2016, 5% 5/15/25	250,000	265,849
Series 2019, 5% 9/1/25	200,000	209,996
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	205,088
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	105,386
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	173,181
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	245,453
TOTAL ILLINOIS		1,947,766
Indiana - 1.7%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	54,529
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	27,045
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	323,907
TOTAL INDIANA		405,481
Kentucky - 1.8%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	107,610
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	321,739
TOTAL KENTUCKY		429,349
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	105,347
Maine - 3.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	265,000	273,245
Series 2017 A, 4% 7/1/25	465,000	483,208
Series 2017 B, 4% 7/1/25	100,000	103,916
TOTAL MAINE		860,369
Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	159,847
Massachusetts - 7.0%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/25	375,000	405,293
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	261,394
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	10,638
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	159,847
Series 2016 I, 5% 7/1/25	50,000	52,737
Series 2019 K, 5% 7/1/25	50,000	53,282
Series 2019, 5% 7/1/25	170,000	178,512
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	264,786
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	320,316
TOTAL MASSACHUSETTS		1,706,805
Michigan - 3.5%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	315,458
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	160,918
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	106,564
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	260,660
TOTAL MICHIGAN		843,600
Missouri - 4.0%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	397,042
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	266,559
Series 2019 C, 5% 7/1/25	290,000	311,109
TOTAL MISSOURI		974,710
Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	64,633
New Hampshire - 1.4%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	53,355
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	215,637
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	74,899
TOTAL NEW HAMPSHIRE		343,891
New Jersey - 4.0%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	210,758
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	111,087
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	16,034
Series 2016 E, 5% 7/1/25	50,000	53,416
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	422,600
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	125,673
Series 2016 A, 5% 6/15/25	40,000	42,852
TOTAL NEW JERSEY		982,420
New York - 1.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	31,677
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	268,677
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	105,738
Series 2018, 5% 1/1/25	15,000	15,750
TOTAL NEW YORK		421,842
Ohio - 4.3%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	159,617
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	149,489
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	210,268
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	211,770
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	201,702
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	106,159
TOTAL OHIO		1,039,005
Oregon - 2.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	198,817
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	447,819
TOTAL OREGON		646,636
Pennsylvania - 12.1%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	637,458
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/25	375,000	392,794
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	31,836
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	108,243
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	128,031
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	130,352
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	116,506
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	53,282
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	471,661
Series 2015 AQ, 5% 6/15/25	200,000	215,147
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	53,639
Series 2017 B, 5% 7/1/25 (b)	210,000	222,978
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	21,541
Series 2018 A, 5% 9/1/25	50,000	53,852
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	322,915
TOTAL PENNSYLVANIA		2,960,235
Tennessee - 2.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	263,525
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	15,860
Series 2017, 5% 4/1/25	265,000	278,642
TOTAL TENNESSEE		558,027
Texas - 0.9%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	213,544
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	31,987
Vermont - 2.8%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	317,361
Series 2019 A, 5% 6/15/25 (b)	105,000	111,076
Series 2020 A, 5% 6/15/25 (b)	250,000	264,468
TOTAL VERMONT		692,905
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	131,267
Washington - 2.7%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	492,470
Washington Convention Ctr. Pub. Facilities Series 2018, 5% 7/1/25	155,000	163,077
TOTAL WASHINGTON		655,547
Wisconsin - 1.8%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	42,417
Series 2014, 5% 5/1/25	100,000	104,011
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,816
Series 2017 A:
5% 4/1/25	155,000	166,275
5% 9/1/25 (Escrowed to Maturity)	100,000	107,925
TOTAL WISCONSIN		431,444
TOTAL MUNICIPAL BONDS (Cost $23,978,220)		23,523,106

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.88% (d)(e) (Cost $578,000)	577,884	578,000

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $24,556,220)	24,101,106
NET OTHER ASSETS (LIABILITIES) - 1.3%	311,151
NET ASSETS - 100.0%	24,412,257

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	-	1,028,000	450,000	827	-	-	578,000	0.0%
Total	-	1,028,000	450,000	827	-	-	578,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	23,523,106	-	23,523,106	-

Money Market Funds	578,000	578,000	-	-
Total Investments in Securities:	24,101,106	578,000	23,523,106	-

Fidelity® Municipal Income 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		June 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$23,523,106
Unaffiliated issuers (cost $23,978,220)
Fidelity Central Funds (cost $578,000)	578,000

Total Investment in Securities (cost $24,556,220)		$24,101,106
Interest receivable		368,907
Distributions receivable from Fidelity Central Funds		358
Other receivables		31
Total assets		24,470,402
Liabilities
Payable to custodian bank	42,244
Payable for fund shares redeemed	1,844
Distributions payable	5,264
Accrued management fee	6,077
Distribution and service plan fees payable	689
Other affiliated payables	2,027
Total Liabilities		58,145
Net Assets		$24,412,257
Net Assets consist of:
Paid in capital		$24,939,364
Total accumulated earnings (loss)		(527,107)
Net Assets		$24,412,257

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,308,803 ÷ 334,020 shares) (a)		$9.91
Maximum offering price per share (100/97.25 of $9.91)		$10.19
Municipal Income 2025 :
Net Asset Value , offering price and redemption price per share ($15,819,909 ÷ 1,596,956 shares)		$9.91
Class I :
Net Asset Value , offering price and redemption price per share ($5,283,545 ÷ 533,301 shares)		$9.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended June 30, 2022
Investment Income
Interest		$508,304
Income from Fidelity Central Funds		827
Total Income		509,131
Expenses
Management fee	$78,040
Transfer agent fees	26,013
Distribution and service plan fees	8,621
Independent trustees' fees and expenses	84
Total expenses before reductions	112,758
Expense reductions	(368)
Total expenses after reductions		112,390
Net Investment income (loss)		396,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,057
Total net realized gain (loss)		2,057
Change in net unrealized appreciation (depreciation) on investment securities		(1,724,403)
Net gain (loss)		(1,722,346)
Net increase (decrease) in net assets resulting from operations		$(1,325,605)

Statement of Changes in Net Assets

	Year ended June 30, 2022	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$396,741	$404,557
Net realized gain (loss)	2,057	6,171
Change in net unrealized appreciation (depreciation)	(1,724,403)	538,547
Net increase (decrease) in net assets resulting from operations	(1,325,605)	949,275
Distributions to shareholders	(396,732)	(404,572)
Share transactions - net increase (decrease)	(377,895)	2,350,230
Total increase (decrease) in net assets	(2,100,232)	2,894,933

Net Assets
Beginning of period	26,512,489	23,617,556
End of period	$24,412,257	$26,512,489

Fidelity Advisor® Municipal Income 2025 Fund Class A

Years ended June 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.35	$10.29	$9.77	$9.96
Income from Investment Operations
Net investment income (loss) A,B	.135	.146	.166	.180	.163
Net realized and unrealized gain (loss)	(.680)	.241	.060	.521	(.192)
Total from investment operations	(.545)	.387	.226	.701	(.029)
Distributions from net investment income	(.135)	(.147)	(.166)	(.181)	(.161)
Total distributions	(.135)	(.147)	(.166)	(.181)	(.161)
Net asset value, end of period	$9.91	$10.59	$10.35	$10.29	$9.77
Total Return C,D	(5.18)%	3.75%	2.21%	7.25%	(.29)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.31%	1.39%	1.61%	1.81%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$3,309	$3,550	$3,510	$3,329	$2,482
Portfolio turnover rate G	7%	6%	23%	17%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Municipal Income 2025 Fund

Years ended June 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.35	$10.29	$9.77	$9.96
Income from Investment Operations
Net investment income (loss) A,B	.161	.173	.193	.205	.187
Net realized and unrealized gain (loss)	(.680)	.240	.059	.521	(.191)
Total from investment operations	(.519)	.413	.252	.726	(.004)
Distributions from net investment income	(.161)	(.173)	(.192)	(.206)	(.186)
Total distributions	(.161)	(.173)	(.192)	(.206)	(.186)
Net asset value, end of period	$9.91	$10.59	$10.35	$10.29	$9.77
Total Return C	(4.95)%	4.01%	2.47%	7.52%	(.04)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.56%	1.64%	1.86%	2.06%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$15,820	$17,136	$14,596	$15,780	$8,947
Portfolio turnover rate F	7%	6%	23%	17%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Municipal Income 2025 Fund Class I

Years ended June 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.36	$10.29	$9.77	$9.96
Income from Investment Operations
Net investment income (loss) A,B	.161	.173	.192	.205	.187
Net realized and unrealized gain (loss)	(.680)	.230	.070	.521	(.191)
Total from investment operations	(.519)	.403	.262	.726	(.004)
Distributions from net investment income	(.161)	(.173)	(.192)	(.206)	(.186)
Total distributions	(.161)	(.173)	(.192)	(.206)	(.186)
Net asset value, end of period	$9.91	$10.59	$10.36	$10.29	$9.77
Total Return C	(4.95)%	3.91%	2.57%	7.52%	(.04)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.56%	1.64%	1.86%	2.06%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$5,284	$5,827	$5,512	$4,727	$3,794
Portfolio turnover rate F	7%	6%	23%	17%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended June 30, 2022

1. Organization.
Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares.The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.Effective after the close of business on June 30, 2022, the Fidelity Municipal Income 2023 Fund was closed to new accounts with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to market discount, and capital loss carryforwards.
The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2023 Fund.	$58,992,431	$161,762	$(208,900)	$(47,138)
Fidelity Municipal Income 2025 Fund.	24,556,220	35,258	(490,372)	(455,114)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2023 Fund.	$-	$-	$-	$(6,904)	$(47,138)
Fidelity Municipal Income 2025 Fund.	3	-	-	(71,998)	(455,114)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity Municipal Income 2023 Fund.	$(6,904)	$(-)	$ (6,904)
Fidelity Municipal Income 2025 Fund.	(71,998)	(-)	(71,998)

The tax character of distributions paid was as follows:
June 30, 2022
Tax-Exempt Income
Fidelity Municipal Income 2023 Fund.	$670,143
Fidelity Municipal Income 2025 Fund.	396,732
June 30, 2021
Tax-Exempt Income
Fidelity Municipal Income 2023 Fund.	$662,941
Fidelity Municipal Income 2025 Fund.	404,572
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Municipal Income 2023 Fund	14,016,501	3,922,011
Fidelity Municipal Income 2025 Fund	1,803,162	1,793,244
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:
	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2023 Fund
Class A	.25%	$6,815	$369
Fidelity Municipal Income 2025 Fund
Class A	.25%	$8,621	$6,919
Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is.75% or .50% for certain purchases of each Fund's Class A shares.
For the period, sales charge amounts retained by FDC were as follows:
Retained by FDC
Fidelity Municipal Income 2023 Fund
Class A	$30
Fidelity Municipal Income 2025 Fund
Class A	$-

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:
Amount
Fidelity Municipal Income 2023 Fund
Class A	$2,726
Municipal Income 2023	31,703
Class I	13,389
$47,818
Fidelity Municipal Income 2025 Fund
Class A	$3,448
Municipal Income 2025	16,953
Class I	5,612
$26,013
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.
Custodian credits
Fidelity Municipal Income 2023 Fund	$461
Fidelity Municipal Income 2025 Fund	368
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Year ended June 30, 2022	Year ended June 30, 2021
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$32,039	$40,357
Municipal Income 2023	451,351	475,884
Class I	186,753	146,700
Total	$670,143	$662,941
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$45,144	$49,560
Municipal Income 2025	264,122	261,362
Class I	87,466	93,650
Total	$396,732	$404,572
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2022	Year ended June 30, 2021	Year ended June 30, 2022	Year ended June 30, 2021
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	22,605	105,763	$229,750	$1,106,333
Reinvestment of distributions	2,832	3,528	29,184	36,877
Shares redeemed	(60,697)	(66,998)	(629,335)	(700,367)
Net increase (decrease)	(35,260)	42,293	$(370,401)	$442,843
Municipal Income 2023
Shares sold	680,872	1,328,494	$6,989,240	$13,892,171
Reinvestment of distributions	29,357	30,145	302,416	315,086
Shares redeemed	(731,067)	(642,384)	(7,525,006)	(6,713,049)
Net increase (decrease)	(20,838)	716,255	$(233,350)	$7,494,208
Class I
Shares sold	1,729,592	340,053	$17,640,853	$3,557,928
Reinvestment of distributions	17,265	12,561	177,025	131,306
Shares redeemed	(260,718)	(363,218)	(2,683,649)	(3,793,624)
Net increase (decrease)	1,486,139	(10,604)	$15,134,229	$(104,390)
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	2,990	927	$30,464	$9,824
Reinvestment of distributions	4,385	4,698	45,104	49,560
Shares redeemed	(8,522)	(9,423)	(88,903)	(99,841)
Net increase (decrease)	(1,147)	(3,798)	$(13,335)	$(40,457)
Municipal Income 2025
Shares sold	266,749	394,459	$2,736,157	$4,164,977
Reinvestment of distributions	20,432	19,767	210,378	208,534
Shares redeemed	(308,148)	(205,912)	(3,140,427)	(2,173,882)
Net increase (decrease)	(20,967)	208,314	$(193,892)	$2,199,629
Class I
Shares sold	17,070	50,152	$174,223	$531,314
Reinvestment of distributions	7,993	8,441	82,223	89,034
Shares redeemed	(41,851)	(40,779)	(427,114)	(429,290)
Net increase (decrease)	(16,788)	17,814	$(170,668)	$191,058
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	44%
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2023 Fund, and Fidelity Municipal Income 2025 Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 17, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Fidelity® Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000	$ 986.30	$ 3.20
Hypothetical- B		$ 1,000	$ 1,021.57	$ 3.26
Fidelity® Municipal Income 2023 Fund	.40%
Actual		$ 1,000	$ 987.60	$ 1.97
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01
Class I	.40%
Actual		$ 1,000	$ 987.60	$ 1.97
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01
Fidelity® Municipal Income 2025 Fund
Class A	.65%
Actual		$ 1,000	$ 949.30	$ 3.14
Hypothetical- B		$ 1,000	$ 1,021.57	$ 3.26
Fidelity® Municipal Income 2025 Fund	.40%
Actual		$ 1,000	$ 950.50	$ 1.93
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01
Class I	.40%
Actual		$ 1,000	$ 950.50	$ 1.93
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

During fiscal year ended 2022, 100% of each fund's income dividends were free from federal income tax, and 8.33% and 21.93% of Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.926259.111
DMI-ANN-0822

Item 2.

Code of Ethics

As of the end of the period, June 30, 2022, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Growth Index Fund	$38,800	$-	$7,300	$900
Fidelity Mid Cap Value Index Fund	$38,800	$-	$7,300	$900
Fidelity Municipal Income 2023 Fund	$35,600	$-	$7,400	$800
Fidelity Municipal Income 2025 Fund	$35,600	$-	$7,600	$800

June 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Growth Index Fund	$37,700	$-	$6,900	$900
Fidelity Mid Cap Value Index Fund	$34,700	$-	$9,800	$900
Fidelity Municipal Income 2023 Fund	$34,700	$-	$7,200	$900
Fidelity Municipal Income 2025 Fund	$34,700	$-	$7,400	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the “Funds”):

Services Billed by PwC

June 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$47,400	$3,900	$5,200	$1,700
Fidelity SAI Municipal Bond Index Fund	$47,400	$3,900	$5,200	$1,700
Fidelity Small Cap Growth Index Fund	$37,000	$3,400	$10,000	$1,500
Fidelity Small Cap Value Index Fund	$38,100	$3,500	$9,900	$1,500

June 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$47,800	$3,800	$5,100	$1,800
Fidelity SAI Municipal Bond Index Fund	$47,800	$3,800	$5,100	$1,800
Fidelity Small Cap Growth Index Fund	$37,600	$3,300	$8,100	$1,600
Fidelity Small Cap Value Index Fund	$40,300	$3,300	$8,700	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of

Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2022A	June 30, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	June 30, 2022A	June 30, 2021A
Audit-Related Fees	$7,914,600	$9,015,700
Tax Fees	$353,200	$14,300
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2022A	June 30, 2021A
Deloitte Entities	$491,000	$564,600
PwC	$13,336,600	$14,330,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022